UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-22487

DBX ETF Trust
(Exact name of registrant as specified in charter)

60 Wall Street
New York, New York 10005
(Address of principal executive offices) (Zip code)

Alex Depetris
DBX ETF Trust
60 Wall Street
New York, New York 10005
(Name and address of agent for service)

Registrant’s telephone number, including area code:           (212) 250-4352

Date of fiscal year end:  May 31

Date of reporting period: February 28, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF

February 28, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.8%
Basic Materials - 5.9%
Aluminum Corp. of China Ltd., Class A (a)*	10,200	$8,802
Aluminum Corp. of China Ltd., Class A (a)*	2,742,760	2,366,711
Angang Steel Co. Ltd., Class A	804,400	708,225
Baoshan Iron & Steel Co. Ltd., Class A (a)	13,200	14,064
Baoshan Iron & Steel Co. Ltd., Class A (a)	3,807,967	4,057,232
China Hainan Rubber Industry Group Co. Ltd., Class A (a)	3,200	4,456
China Hainan Rubber Industry Group Co. Ltd., Class A (a)	954,600	1,329,217
China Minmetals Rare Earth Co. Ltd., Class A*	455,125	2,451,444
China Molybdenum Co. Ltd., Class A (a)	600	1,204
China Molybdenum Co. Ltd., Class A (a)	173,835	348,801
China Northern Rare Earth Group High-Tech Co. Ltd., Class A (a)	3,800	15,571
China Northern Rare Earth Group High-Tech Co. Ltd., Class A (a)	1,119,919	4,588,924
Hebei Iron & Steel Co. Ltd., Class A	3,284,500	1,849,286
Inner Mongolia Junzheng Energy & Chemical Industry Co. Ltd., Class A (a)	800	2,312
Inner Mongolia Junzheng Energy & Chemical Industry Co. Ltd., Class A (a)	422,140	1,220,042
Inner Mongolia Yili Energy Co. Ltd., Class A (a)	636,410	885,143
Inner Mongolia Yili Energy Co. Ltd., Class A (a)	2,200	3,060
Inner Mongolian Baotou Steel Union Co. Ltd., Class A (a)	21,400	17,544
Inner Mongolian Baotou Steel Union Co. Ltd., Class A (a)	6,106,800	5,006,532
Jiangxi Copper Co. Ltd., Class A (a)	639,726	1,843,794
Jiangxi Copper Co. Ltd., Class A (a)	2,200	6,341
Jinduicheng Molybdenum Co. Ltd., Class A (a)	746,000	1,193,438
Jinduicheng Molybdenum Co. Ltd., Class A (a)	2,600	4,159
Kingenta Ecological Engineering Group Co. Ltd., Class A	236,033	1,296,194
Kingfa Sci & Tech Co. Ltd., Class A (a)	1,183,457	1,315,665
Kingfa Sci & Tech Co. Ltd., Class A (a)	4,000	4,447
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	3,321,200	1,673,949
Qinghai Salt Lake Industry Co. Ltd., Class A	491,734	2,072,160
Shandong Gold Mining Co. Ltd., Class A (a)	483,260	1,974,786
Shandong Gold Mining Co. Ltd., Class A (a)	1,900	7,764
Shanxi Taigang Stainless Steel Co. Ltd., Class A	1,074,600	850,137
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	1,116,689	1,882,640
Sinopec Shanghai Petrochemical Co. Ltd., Class A (a)	1,688,803	1,282,171
Sinopec Shanghai Petrochemical Co. Ltd., Class A (a)	2,900	2,202
Tongling Nonferrous Metals Group Co. Ltd., Class A	591,444	1,471,629
Wanhua Chemical Group Co. Ltd., Class A (a)	2,800	9,772
Wanhua Chemical Group Co. Ltd., Class A (a)	872,499	3,044,896
Western Mining Co. Ltd., Class A (a)	5,000	7,074
Western Mining Co. Ltd., Class A (a)	1,469,300	2,078,712
Xiamen Tungsten Co. Ltd., Class A (a)	256,524	1,315,025
Xiamen Tungsten Co. Ltd., Class A (a)	800	4,101
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A (a)	771,063	1,399,562
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A (a)	2,600	4,719
Yunnan Copper Industry Co. Ltd., Class A*	530,252	1,156,142
Yunnan Tin Co. Ltd., Class A*	613,566	1,855,495
Zhejiang Longsheng Group Co. Ltd., Class A (a)	882,909	3,478,348
Zhejiang Longsheng Group Co. Ltd., Class A (a)	3,200	12,607
Zhongjin Gold Co. Ltd., Class A (a)	4,000	7,375
Zhongjin Gold Co. Ltd., Class A (a)	1,134,033	2,090,950
Zijin Mining Group Co. Ltd., Class A (a)	6,089,500	3,448,023
Zijin Mining Group Co. Ltd., Class A (a)	21,000	11,891

		61,684,738

Communications - 4.3%
Beijing Xinwei Telecom Technology Group Co. Ltd., Class A*	100,293	666,583
Chengdu B-Ray Media Co. Ltd., Class A (a)	479,388	984,834
Chengdu B-Ray Media Co. Ltd., Class A (a)	1,800	3,698
China South Publishing & Media Group Co. Ltd., Class A (a)	553,648	1,644,272
China South Publishing & Media Group Co. Ltd., Class A (a)	2,000	5,940
China Spacesat Co. Ltd., Class A (a)	455,646	2,310,353
China Spacesat Co. Ltd., Class A (a)	1,600	8,113
China United Network Communications Ltd., Class A (a)	6,483,801	5,843,032
China United Network Communications Ltd., Class A (a)	22,600	20,367
CITIC Guoan Information Industry Co. Ltd., Class A	727,585	1,758,152
Dr Peng Telcom & Media Group Co. Ltd., Class A	857,647	3,588,121
Fiberhome Telecommunication Technologies Co. Ltd., Class A (a)	1,200	3,633
Fiberhome Telecommunication Technologies Co. Ltd., Class A (a)	372,572	1,127,890
Guangdong Advertising Co. Ltd., Class A	364,391	1,784,874
Guangzhou Haige Communication Group, Inc. Co., Class A	621,600	2,349,738
Huawen Media Investment Group Corp., Class A	909,044	2,153,136
Hunan TV & Broadcast Intermediary Co. Ltd., Class A	548,092	1,779,883
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A (a)	2,000	3,879
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A (a)	574,660	1,114,563
Jishi Media Co. Ltd., Class A (a)	2,400	5,275
Jishi Media Co. Ltd., Class A (a)	700,783	1,540,256
People.cn Co. Ltd., Class A (a)	800	7,252
People.cn Co. Ltd., Class A (a)	229,429	2,079,630
Searainbow Holding Corp., Class A*	551,898	3,721,808
Shenzhen Aisidi Co. Ltd., Class A	154,601	334,620
Wangsu Science & Technology Co., Ltd., Class A	169,585	2,192,303
Wasu Media Holding Co. Ltd., Class A*	54,400	326,421
Zhe Jiang Daily Media Group Co. Ltd., Class A (a)	459,200	1,456,790
Zhe Jiang Daily Media Group Co. Ltd., Class A (a)	1,600	5,076
Zhejiang Huace Film & TV Co. Ltd., Class A	205,815	1,016,994
ZTE Corp., Class A	1,519,978	4,984,488

		44,821,974

Consumer, Cyclical - 11.3%
Air China Ltd., Class A (a)	1,300,000	1,638,063
Air China Ltd., Class A (a)	4,600	5,796
Beijing Enlight Media Co. Ltd., Class A	314,300	1,431,234
Beiqi Foton Motor Co. Ltd., Class A (a)	4,400	4,485
Beiqi Foton Motor Co. Ltd., Class A (a)	1,298,900	1,323,844
BesTV New Media Co. Ltd., Class A (a)	1,800	12,153
BesTV New Media Co. Ltd., Class A (a)	524,320	3,540,013
Byd Co. Ltd., Class A	362,131	2,921,492
China Avic Electronics Co. Ltd., Class A (a)	1,400	6,406
China Avic Electronics Co. Ltd., Class A (a)	409,686	1,874,743
China Eastern Airlines Corp. Ltd., Class A (a)*	6,800	5,933
China Eastern Airlines Corp. Ltd., Class A (a)*	1,945,000	1,696,942
China International Travel Service Corp. Ltd., Class A (a)	955	7,685
China International Travel Service Corp. Ltd., Class A (a)	300,994	2,422,028
China Southern Airlines Co. Ltd., Class A (a)	2,680,000	2,218,515
China Southern Airlines Co. Ltd., Class A (a)	9,400	7,781
Chongqing Changan Automobile Co. Ltd., Class A	1,676,961	5,756,061
FAW CAR Co. Ltd., Class A	629,300	1,863,931
Fuyao Glass Industry Group Co. Ltd., Class A (a)	1,080,499	2,566,133
Fuyao Glass Industry Group Co. Ltd., Class A (a)	3,800	9,025
Great Wall Motor Co. Ltd., Class A (a)	309,737	2,419,759
Great Wall Motor Co. Ltd., Class A (a)	1,000	7,812
Guangdong Alpha Animation and Culture Co. Ltd., Class A	167,381	982,725
Hainan Airlines Co. Ltd., Class A (a)*	4,551,500	2,337,602
Hainan Airlines Co. Ltd., Class A (a)*	15,800	8,115
Haining China Leather Market Co. Ltd., Class A	444,422	1,226,314
Heilan Home Co. Ltd., Class A (a)	687,087	1,457,550

Heilan Home Co. Ltd., Class A (a)	2,400	5,091
Hisense Electric Co. Ltd., Class A (a)	2,000	6,444
Hisense Electric Co. Ltd., Class A (a)	605,340	1,950,343
Huayi Brothers Media Corp., Class A	677,200	3,304,126
Huayu Automotive Systems Co. Ltd., Class A (a)	2,800	8,217
Huayu Automotive Systems Co. Ltd., Class A (a)	796,262	2,336,867
Hubei Energy Group Co. Ltd., Class A	1,163,800	1,193,574
Liaoning Cheng Da Co. Ltd., Class A (a)*	3,800	13,662
Liaoning Cheng Da Co. Ltd., Class A (a)*	1,092,903	3,929,124
Midea Group Co. Ltd., Class A	1,642,217	8,240,422
Minmetals Development Co. Ltd., Class A (a)	1,200	2,932
Minmetals Development Co. Ltd., Class A (a)	330,466	807,506
Pang Da Automobile Trade Co. Ltd., Class A (a)*	1,002,101	1,064,501
Pang Da Automobile Trade Co. Ltd., Class A (a)*	3,400	3,612
Qingdao Haier Co. Ltd., Class A (a)	4,000	13,041
Qingdao Haier Co. Ltd., Class A (a)	1,173,675	3,826,387
SAIC Motor Corp. Ltd., Class A (a)	2,548,912	9,903,582
SAIC Motor Corp. Ltd., Class A (a)	8,800	34,192
Shanghai Bailian Group Co. Ltd., Class A (a)	2,000	5,410
Shanghai Bailian Group Co. Ltd., Class A (a)	594,486	1,608,154
Shanghai Jahwa United Co. Ltd., Class A (a)	1,400	8,503
Shanghai Jahwa United Co. Ltd., Class A (a)	409,384	2,486,497
Shanghai Oriental Pearl Group Co. Ltd., Class A (a)	4,200	9,767
Shanghai Oriental Pearl Group Co. Ltd., Class A (a)	1,227,800	2,855,258
Shanghai Pharmaceuticals Holding Co. Ltd., Class A (a)	2,600	7,373
Shanghai Pharmaceuticals Holding Co. Ltd., Class A (a)	762,474	2,162,305
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd., Class A (a)	800	4,058
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd., Class A (a)	216,151	1,096,338
Shanghai Yuyuan Tourist Mart Co. Ltd., Class A (a)	775,451	1,638,817
Shanghai Yuyuan Tourist Mart Co. Ltd., Class A (a)	2,600	5,495
Shenzhen MTC Co. Ltd., Class A*	495,588	700,349
Shenzhen Overseas Chinese Town Co. Ltd., Class A	2,947,140	3,704,138
Sichuan Changhong Electric Co. Ltd., Class A (a)	2,867,400	2,364,498
Sichuan Changhong Electric Co. Ltd., Class A (a)	9,800	8,081
Suning Commerce Group Co. Ltd., Class A*	3,425,486	6,381,536
TCL Corp., Class A	5,848,800	4,683,070
Wanxiang Qianchao Co. Ltd., Class A	726,608	1,612,083
Weichai Power Co. Ltd., Class A	819,309	3,513,975
Weifu High-Technology Group Co. Ltd., Class A	458,995	2,180,182
Xiamen C & D, Inc., Class A (a)	4,600	7,469
Xiamen C & D, Inc., Class A (a)	1,310,911	2,128,537
Youngor Group Co. Ltd., Class A (a)	4,200	8,441
Youngor Group Co. Ltd., Class A (a)	1,201,100	2,413,848
Zhengzhou Yutong Bus Co. Ltd., Class A (a)	678,298	3,009,801
Zhengzhou Yutong Bus Co. Ltd., Class A (a)	2,400	10,650

		119,010,396

Consumer, Non-cyclical - 10.6%
Aier Eye Hospital Group Co. Ltd., Class A	203,009	1,079,222
Beijing Dabeinong Technology Group Co. Ltd., Class A	624,669	1,791,430
Beijing SL Pharmaceutical Co. Ltd., Class A	229,851	1,554,801
Beijing Tongrentang Co. Ltd., Class A (a)	1,800	6,471
Beijing Tongrentang Co. Ltd., Class A (a)	505,225	1,816,347
Beijing Yanjing Brewery Co. Ltd., Class A	1,086,017	1,460,240
Beingmate Baby & Child Food Co. Ltd., Class A	495,272	1,344,508
BlueFocus Communication Group Co. Ltd., Class A	453,000	1,965,293
Bright Dairy & Food Co. Ltd., Class A (a)	1,600	4,596
Bright Dairy & Food Co. Ltd., Class A (a)	471,841	1,355,406
By-health Co. Ltd., Class A	198,400	1,041,746
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	312,004	1,218,735
Foshan Haitian Flavouring & Food Co. Ltd., Class A (a)	400	3,056
Foshan Haitian Flavouring & Food Co. Ltd., Class A (a)	113,729	868,894

Gansu Yasheng Industrial Group Co. Ltd., Class A (a)	4,200	6,237
Gansu Yasheng Industrial Group Co. Ltd., Class A (a)	1,200,300	1,782,377
Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A (a)	712,729	1,867,765
Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A (a)	2,400	6,289
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A (a)	1,400	6,967
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A (a)	414,239	2,061,416
Harbin Pharmaceutical Group Co. Ltd., Class A (a)	2,600	4,039
Harbin Pharmaceutical Group Co. Ltd., Class A (a)	703,400	1,092,752
Henan Shuanghui Investment & Development Co. Ltd., Class A	510,540	2,647,323
Huadong Medicine Co. Ltd., Class A	167,906	1,429,301
Hualan Biological Engineering, Inc., Class A	232,302	1,316,091
Inner Mongolia Yili Industrial Group Co. Ltd., Class A (a)	8,200	36,935
Inner Mongolia Yili Industrial Group Co. Ltd., Class A (a)	2,390,227	10,766,239
Jiangsu Hengrui Medicine Co. Ltd., Class A (a)	599,331	3,858,141
Jiangsu Hengrui Medicine Co. Ltd., Class A (a)	2,000	12,875
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	249,679	3,201,033
Jilin Aodong Medicine Industry Groups Co. Ltd., Class A	583,125	3,037,652
Jointown Pharmaceutical Group Co. Ltd., Class A (a)	800	3,129
Jointown Pharmaceutical Group Co. Ltd., Class A (a)	253,285	990,581
Kangmei Pharmaceutical Co. Ltd., Class A (a)	4,200	15,160
Kangmei Pharmaceutical Co. Ltd., Class A (a)	1,176,187	4,245,424
Kweichow Moutai Co. Ltd., Class A (a)	352,135	10,730,412
Kweichow Moutai Co. Ltd., Class A (a)	1,200	36,567
Luzhou Laojiao Co. Ltd., Class A	542,124	1,760,502
MeiHua Holdings Group Co., Class A (a)	1,197,585	1,440,250
MeiHua Holdings Group Co., Class A (a)	4,200	5,051
New Hope Liuhe Co. Ltd., Class A	541,493	1,360,296
Shandong Dong-E E-Jiao, Class A	404,677	2,465,008
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A (a)	3,000	10,838
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A (a)	920,154	3,324,213
Shanghai International Port Group Co. Ltd., Class A (a)	3,507,100	3,747,858
Shanghai International Port Group Co. Ltd., Class A (a)	12,200	13,038
Shanghai RAAS Blood Products Co. Ltd., Class A	199,922	1,696,416
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A (a)	600	1,947
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A (a)	200,250	649,976
Shenzhen Agricultural Products Co. Ltd., Class A	1,049,819	2,262,195
Shenzhen Hepalink Pharmaceutical Co. Ltd., Class A	191,345	865,533
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	160,241	969,942
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	181,882	965,168
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	289,812	1,643,760
Tasly Pharmaceutical Group Co. Ltd., Class A (a)	1,600	11,234
Tasly Pharmaceutical Group Co. Ltd., Class A (a)	509,066	3,574,245
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A (a)	2,000	5,480
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A (a)	579,397	1,587,668
Tsingtao Brewery Co. Ltd., Class A (a)	1,000	6,390
Tsingtao Brewery Co. Ltd., Class A (a)	289,181	1,847,740
Wuliangye Yibin Co. Ltd., Class A	1,467,685	5,004,961
Xizang Haisco Pharmaceutical Group Co. Ltd., Class A	175,655	649,993
Yantai Changyu Pioneer Wine Co. Ltd., Class A	105,291	581,069
Yonghui Superstores Co. Ltd., Class A (a)	5,200	7,614
Yonghui Superstores Co. Ltd., Class A (a)	1,498,470	2,194,072
Yunnan Baiyao Group Co. Ltd., Class A	416,412	4,136,490
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A (a)	60,485	966,278
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A (a)	200	3,195
Zhejiang Hisun Pharmaceutical Co. Ltd., Class A (a)	1,200	3,436
Zhejiang Hisun Pharmaceutical Co. Ltd., Class A (a)	404,273	1,157,442
Zhejiang NHU Co. Ltd., Class A	421,064	1,024,184
Zhejiang Yasha Decoration Co. Ltd., Class A	275,564	1,046,507

		111,655,439

Diversified - 1.0%
AVIC Capital Co. Ltd., Class A (a)	926,650	3,084,596
AVIC Capital Co. Ltd., Class A (a)	4,000	13,315
China Baoan Group Co. Ltd., Class A	1,164,000	2,814,572
Humanwell Healthcare Group Co. Ltd., Class A (a)	412,532	1,957,514
Humanwell Healthcare Group Co. Ltd., Class A (a)	1,400	6,643
Zhejiang China Commodities City Group Co. Ltd., Class A (a)	1,048,709	2,477,252
Zhejiang China Commodities City Group Co. Ltd., Class A (a)	3,600	8,504

		10,362,396

Energy - 3.0%
China Coal Energy Co. Ltd., Class A (a)	1,410,700	1,410,790
China Coal Energy Co. Ltd., Class A (a)	4,800	4,800
China Oilfield Services Ltd., Class A (a)	456,381	1,397,619
China Oilfield Services Ltd., Class A (a)	1,600	4,900
China Petroleum & Chemical Corp., Class A (a)	4,285,715	4,320,167
China Petroleum & Chemical Corp., Class A (a)	14,800	14,919
China Shenhua Energy Co. Ltd., Class A (a)	8,800	26,107
China Shenhua Energy Co. Ltd., Class A (a)	2,541,687	7,540,414
Guizhou Panjiang Refined Coal Co. Ltd., Class A (a)	1,400	2,530
Guizhou Panjiang Refined Coal Co. Ltd., Class A (a)	379,670	686,114
Jizhong Energy Resources Co. Ltd., Class A	630,609	791,580
Offshore Oil Engineering Co. Ltd., Class A (a)	1,362,800	2,106,280
Offshore Oil Engineering Co. Ltd., Class A (a)	4,800	7,419
PetroChina Co. Ltd., Class A (a)	2,996,406	5,457,917
PetroChina Co. Ltd., Class A (a)	10,400	18,943
Shaanxi Coal Industry Co. Ltd., Class A (a)	366,800	355,123
Shaanxi Coal Industry Co. Ltd., Class A (a)	1,200	1,162
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A (a)*	2,400	4,008
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A (a)*	709,335	1,184,563
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	1,218,404	1,492,494
Wintime Energy Co. Ltd., Class A	1,634,540	1,267,045
Yang Quan Coal Industry Group Co. Ltd., Class A (a)	926,709	1,265,253
Yang Quan Coal Industry Group Co. Ltd., Class A (a)	3,200	4,369
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	329,023	1,781,666
Yanzhou Coal Mining Co. Ltd., Class A (a)	456,238	954,741
Yanzhou Coal Mining Co. Ltd., Class A (a)	1,600	3,348

		32,104,271

Financial - 40.9%
Agricultural Bank of China Ltd., Class A (a)	69,200	36,865
Agricultural Bank of China Ltd., Class A (a)	20,012,670	10,661,337
Bank of Beijing Co. Ltd., Class A (a)	16,800	27,975
Bank of Beijing Co. Ltd., Class A (a)	4,882,446	8,130,142
Bank of China Ltd., Class A (a)	18,000	11,800
Bank of China Ltd., Class A (a)	5,189,200	3,401,750
Bank of Communications Co. Ltd., Class A (a)	12,098,952	11,733,066
Bank of Communications Co. Ltd., Class A (a)	41,800	40,536
Bank of Nanjing Co. Ltd., Class A (a)	4,800	9,983
Bank of Nanjing Co. Ltd., Class A (a)	1,372,715	2,855,079
Bank of Ningbo Co. Ltd., Class A	760,149	1,782,281
Changjiang Securities Co. Ltd., Class A	2,552,229	5,971,864
China CITIC Bank Corp. Ltd., Class A (a)	7,900	8,531
China CITIC Bank Corp. Ltd., Class A (a)	2,285,800	2,468,238
China Construction Bank Corp., Class A (a)	25,600	23,233
China Construction Bank Corp., Class A (a)	7,392,900	6,709,455
China Everbright Bank Co. Ltd., Class A (a)	53,000	34,744
China Everbright Bank Co. Ltd., Class A (a)	15,339,280	10,055,576
China Fortune Land Development Co. Ltd., Class A (a)	415,524	3,202,456
China Fortune Land Development Co. Ltd., Class A (a)	1,400	10,790
China Life Insurance Co. Ltd., Class A (a)	1,155,986	6,906,858
China Life Insurance Co. Ltd., Class A (a)	4,000	23,899

China Merchants Bank Co. Ltd., Class A (a)	44,000	103,164
China Merchants Bank Co. Ltd., Class A (a)	12,641,601	29,640,094
China Merchants Property Development Co. Ltd., Class A	799,259	3,267,355
China Merchants Securities Co. Ltd., Class A (a)	6,200	27,501
China Merchants Securities Co. Ltd., Class A (a)	1,790,357	7,941,468
China Minsheng Banking Corp. Ltd., Class A (a)	20,763,249	30,567,307
China Minsheng Banking Corp. Ltd., Class A (a)	72,200	106,292
China Pacific Insurance Group Co. Ltd., Class A (a)	8,400	46,102
China Pacific Insurance Group Co. Ltd., Class A (a)	2,422,384	13,294,984
China Vanke Co. Ltd., Class A	7,500,948	15,254,097
CITIC Securities Co. Ltd., Class A (a)	21,000	98,911
CITIC Securities Co. Ltd., Class A (a)	6,027,296	28,388,741
Financial Street Holdings Co. Ltd., Class A	1,849,028	2,975,739
Founder Securities Co. Ltd., Class A (a)*	3,146,300	6,629,230
Founder Securities Co. Ltd., Class A (a)*	11,000	23,177
Gemdale Corp., Class A (a)	12,000	18,126
Gemdale Corp., Class A (a)	3,461,211	5,228,032
GF Securities Co. Ltd., Class A	2,273,817	8,573,599
Guanghui Energy Co. Ltd., Class A (a)*	8,400	11,455
Guanghui Energy Co. Ltd., Class A (a)*	2,414,189	3,292,286
Guoyuan Securities Co. Ltd., Class A	759,401	4,142,452
Haitong Securities Co. Ltd., Class A (a)	21,600	74,967
Haitong Securities Co. Ltd., Class A (a)	6,197,800	21,510,803
Huatai Securities Co. Ltd., Class A (a)	2,123,277	7,782,459
Huatai Securities Co. Ltd., Class A (a)	7,400	27,123
Huaxia Bank Co. Ltd., Class A (a)	11,800	22,623
Huaxia Bank Co. Ltd., Class A (a)	3,431,300	6,578,446
Industrial & Commercial Bank of China Ltd., Class A (a)	13,289,726	9,708,266
Industrial & Commercial Bank of China Ltd., Class A (a)	45,900	33,530
Industrial Bank Co. Ltd., Class A (a)	8,809,309	20,008,383
Industrial Bank Co. Ltd., Class A (a)	30,400	69,047
Industrial Securities Co. Ltd., Class A (a)	2,805,012	6,433,596
Industrial Securities Co. Ltd., Class A (a)	9,600	22,019
Luxin Venture Capital Group Co. Ltd., Class A (a)	172,107	840,551
Luxin Venture Capital Group Co. Ltd., Class A (a)	600	2,930
New China Life Insurance Co. Ltd., Class A	646,621	5,429,075
Northeast Securities Co. Ltd., Class A	902,972	2,542,021
Ping An Bank Co. Ltd., Class A	4,417,241	9,856,642
Ping An Insurance Group Co. of China Ltd., Class A (a)	4,097,704	45,933,814
Ping An Insurance Group Co. of China Ltd., Class A (a)	13,709	153,673
Poly Real Estate Group Co. Ltd., Class A (a)	17,200	27,955
Poly Real Estate Group Co. Ltd., Class A (a)	4,961,075	8,063,250
RiseSun Real Estate Development Co. Ltd., Class A	447,170	1,145,456
Sealand Securities Co. Ltd., Class A	707,593	1,933,308
Shanghai Chengtou Holding Co. Ltd., Class A	671,284	774,114
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A (a)	314,074	1,752,815
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A (a)	1,000	5,581
Shanghai Pudong Development Bank Co. Ltd., Class A (a)	29,800	69,062
Shanghai Pudong Development Bank Co. Ltd., Class A (a)	8,624,906	19,988,498
Shanxi Securities Co. Ltd., Class A	774,500	1,806,047
Shenwan Hongyuan Group Co. Ltd., Class A*	3,377,765	8,490,745
Sinolink Securities Co. Ltd., Class A (a)	1,528,688	5,120,334
Sinolink Securities Co. Ltd., Class A (a)	5,200	17,417
SooChow Securities Co. Ltd., Class A (a)	1,036,332	3,449,702
SooChow Securities Co. Ltd., Class A (a)	3,600	11,984
Southwest Securities Co. Ltd., Class A (a)	872,900	2,696,834
Southwest Securities Co. Ltd., Class A (a)	3,000	9,269
Western Securities Co. Ltd., Class A	333,704	1,969,352
Xinhu Zhongbao Co. Ltd., Class A (a)	6,400	7,656
Xinhu Zhongbao Co. Ltd., Class A (a)	1,823,600	2,181,479

		430,287,396

Industrial - 16.7%
Anhui Conch Cement Co. Ltd., Class A (a)	5,400	17,510
Anhui Conch Cement Co. Ltd., Class A (a)	1,541,148	4,997,374
AVIC Aircraft Co. Ltd., Class A	1,026,095	4,423,783
Avic Aviation Engine Corp. PLC, Class A (a)	1,600	8,355
Avic Aviation Engine Corp. PLC, Class A (a)	450,557	2,352,819
AVIC Helicopter Co. Ltd., Class A (a)	134,561	1,017,106
AVIC Helicopter Co. Ltd., Class A (a)	400	3,023
BBMG Corp., Class A (a)	835,800	1,283,775
BBMG Corp., Class A (a)	2,800	4,301
Beijing Capital Co. Ltd., Class A (a)	737,207	1,467,453
Beijing Capital Co. Ltd., Class A (a)	2,600	5,175
Beijing Orient Landscape & Ecology Co. Ltd., Class A	322,844	1,016,998
Beijing Originwater Technology Co. Ltd., Class A	415,155	2,448,048
Beijing Zhongke Sanhuan High-Tech Co. Ltd., Class A	658,968	1,954,958
China CAMC Engineering Co. Ltd., Class A	239,349	1,102,526
China CNR Corp. Ltd., Class A (a)	10,800	22,118
China CNR Corp. Ltd., Class A (a)	2,627,108	5,380,258
China Communications Construction Co. Ltd., Class A (a)	1,796,800	3,966,395
China Communications Construction Co. Ltd., Class A (a)	6,200	13,686
China CSSC Holdings Ltd., Class A (a)	531,036	3,108,495
China CSSC Holdings Ltd., Class A (a)	1,800	10,537
China Gezhouba Group Co. Ltd., Class A (a)	6,200	9,582
China Gezhouba Group Co. Ltd., Class A (a)	1,681,353	2,598,620
China International Marine Containers Group Co. Ltd., Class A	666,778	2,131,273
China National Chemical Engineering Co. Ltd., Class A (a)	1,520,680	2,044,681
China National Chemical Engineering Co. Ltd., Class A (a)	5,200	6,992
China Railway Construction Corp. Ltd., Class A (a)	8,200	17,879
China Railway Construction Corp. Ltd., Class A (a)	2,306,800	5,029,660
China Railway Group Ltd., Class A (a)	18,200	24,907
China Railway Group Ltd., Class A (a)	5,100,800	6,980,487
China Shipbuilding Industry Co. Ltd., Class A (a)	19,600	28,011
China Shipbuilding Industry Co. Ltd., Class A (a)	5,630,295	8,046,358
China Shipping Container Lines Co. Ltd., Class A (a)*	8,400	5,868
China Shipping Container Lines Co. Ltd., Class A (a)*	2,445,100	1,708,169
China State Construction Engineering Corp. Ltd., Class A (a)	11,469,200	11,726,039
China State Construction Engineering Corp. Ltd., Class A (a)	40,000	40,896
China XD Electric Co. Ltd., Class A (a)	1,548,590	1,724,059
China XD Electric Co. Ltd., Class A (a)	5,400	6,012
Chinese Universe Publishing and Media Co. Ltd., Class A (a)	415,040	1,097,576
Chinese Universe Publishing and Media Co. Ltd., Class A (a)	1,400	3,702
CPT Technology Group Co. Ltd., Class A*	244,275	722,742
CSR Corp. Ltd., Class A (a)	12,600	24,358
CSR Corp. Ltd., Class A (a)	2,834,801	5,480,061
Daqin Railway Co. Ltd., Class A (a)	4,582,732	7,799,182
Daqin Railway Co. Ltd., Class A (a)	15,800	26,889
Dongfang Electric Corp. Ltd., Class A (a)	512,861	1,592,670
Dongfang Electric Corp. Ltd., Class A (a)	2,600	8,074
Dongxu Optoelectronic Technology Co. Ltd., Class A*	1,304,000	1,701,340
Fangda Carbon New Material Co. Ltd., Class A (a)	722,000	1,263,293
Fangda Carbon New Material Co. Ltd., Class A (a)	2,800	4,899
GoerTek, Inc., Class A	610,220	2,895,567
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,860,703	12,028,565
Guangshen Railway Co. Ltd., Class A (a)	2,613,400	1,821,577
Guangshen Railway Co. Ltd., Class A (a)	9,000	6,273
Hangzhou Hikvision Digital Technology Co.Ltd., Class A	931,756	4,396,029
Han’s Laser Technology Industry Group Co. Ltd., Class A	694,959	2,016,286
Jiangsu Kangde Xin Composite Material Co. Ltd., Class A	587,784	3,350,676
Jiangxi Hongdu Aviation Industry Corp. Ltd., Class A (a)	331,573	1,724,078
Jiangxi Hongdu Aviation Industry Corp. Ltd., Class A (a)	1,200	6,240
Luxshare Precision Industry Co. Ltd., Class A	197,400	1,196,755
Metallurgical Corp. of China Ltd., Class A (a)	3,725,600	2,757,239

Metallurgical Corp. of China Ltd., Class A (a)	13,000	9,621
NARI Technology Development Co. Ltd., Class A (a)	3,800	9,885
NARI Technology Development Co. Ltd., Class A (a)	1,166,819	3,035,412
Neway Valve Suzhou Co. Ltd., Class A (a)	116,948	378,100
Neway Valve Suzhou Co. Ltd., Class A (a)	400	1,293
Ningbo Port Co. Ltd., Class A (a)	2,959,200	2,218,362
Ningbo Port Co. Ltd., Class A (a)	10,200	7,646
Power Construction Corp. of China Ltd., Class A (a)	2,202,500	2,845,516
Power Construction Corp. of China Ltd., Class A (a)	7,600	9,819
Sany Heavy Industry Co. Ltd., Class A (a)	8,200	11,143
Sany Heavy Industry Co. Ltd., Class A (a)	2,347,723	3,190,411
Shanghai Construction Group Co. Ltd., Class A (a)	3,600	6,018
Shanghai Construction Group Co. Ltd., Class A (a)	956,392	1,598,665
Shanghai Electric Group Co. Ltd., Class A (a)	5,200	8,385
Shanghai Electric Group Co. Ltd., Class A (a)	1,518,300	2,448,324
Shanghai International Airport Co. Ltd., Class A (a)	742,560	2,499,046
Shanghai International Airport Co. Ltd., Class A (a)	2,520	8,481
Shenzhen Inovance Technology Co. Ltd., Class A	361,976	2,066,917
Shenzhen O-film Tech Co. Ltd., Class A	478,168	1,744,242
Siasun Robot & Automation Co. Ltd., Class A	400,764	2,802,331
Sound Environmental Resources Co. Ltd., Class A	391,517	1,741,019
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	681,424	3,123,664
Tangshan Jidong Cement Co. Ltd., Class A	416,861	795,876
TBEA Co. Ltd., Class A (a)	2,017,854	3,923,319
TBEA Co. Ltd., Class A (a)	7,000	13,610
Tianjin Zhonghuan Semiconductor Joint-Stock Co. Ltd., Class A*	304,119	1,234,986
XCMG Construction Machinery Co. Ltd., Class A	870,824	1,875,100
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	1,060,294	2,487,707
Xinxing Ductile Iron Pipes, Class A	1,690,400	1,512,560
XJ Electric Co. Ltd., Class A	467,893	1,833,631
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	3,397,100	3,391,898

		175,491,244

Technology - 3.1%
Aisino Co. Ltd., Class A (a)	427,051	2,724,582
Aisino Co. Ltd., Class A (a)	1,400	8,932
Beijing Shiji Information Technology Co. Ltd., Class A	95,712	1,490,577
BOE Technology Group Co. Ltd., Class A*	7,876,000	3,969,657
DHC Software Co. Ltd., Class A	584,286	2,574,005
Glodon Software Co. Ltd., Class A	290,874	1,407,140
Hundsun Technologies, Inc., Class A (a)	380,891	4,702,815
Hundsun Technologies, Inc., Class A (a)	1,400	17,286
Iflytek Co. Ltd., Class A	433,705	2,760,117
Neusoft Corp., Class A (a)	657,000	2,219,481
Neusoft Corp., Class A (a)	2,200	7,432
Sanan Optoelectronics Co. Ltd., Class A (a)	922,079	2,535,511
Sanan Optoelectronics Co. Ltd., Class A (a)	3,200	8,799
Tsinghua Tongfang Co. Ltd., Class A (a)	1,355,205	3,259,616
Tsinghua Tongfang Co. Ltd., Class A (a)	4,600	11,064
Universal Scientific Industrial Shanghai Co. Ltd., Class A (a)	200	1,264
Universal Scientific Industrial Shanghai Co. Ltd., Class A (a)	64,503	407,722
Yonyou Network Technology Co. Ltd., Class A (a)	445,587	2,830,760
Yonyou Network Technology Co. Ltd., Class A (a)	1,600	10,165
Zhejiang Dahua Technology Co. Ltd., Class A	452,613	2,001,154

		32,948,079

Utilities - 3.0%
Beijing Jingneng Power Co. Ltd., Class A (a)	1,051,600	937,611
Beijing Jingneng Power Co. Ltd., Class A (a)	3,600	3,210
Chengdu Xingrong Investment Co. Ltd., Class A	1,385,500	1,714,859
China Yangtze Power Co. Ltd., Class A (a)	13,200	21,117
China Yangtze Power Co. Ltd., Class A (a)	3,814,517	6,102,400

Chongqing Water Group Co. Ltd., Class A (a)	734,200	1,065,653
Chongqing Water Group Co. Ltd., Class A (a)	2,600	3,774
GD Power Development Co. Ltd., Class A (a)	25,000	15,392
GD Power Development Co. Ltd., Class A (a)	7,017,700	4,320,582
Huadian Power International Corp. Ltd., Class A (a)	1,639,176	1,526,858
Huadian Power International Corp. Ltd., Class A (a)	5,600	5,216
Huaneng Power International, Inc., Class A (a)	3,236,545	3,974,958
Huaneng Power International, Inc., Class A (a)	11,200	13,755
Inner Mongolia MengDian HuaNeng Thermal Power Co. Ltd., Class A (a)	2,237,750	1,445,529
Inner Mongolia MengDian HuaNeng Thermal Power Co. Ltd., Class A (a)	7,800	5,038
SDIC Power Holdings Co. Ltd., Class A (a)	2,614,775	4,358,236
SDIC Power Holdings Co. Ltd., Class A (a)	9,000	15,001
Shenergy Co. Ltd., Class A (a)	1,754,022	2,045,091
Shenergy Co. Ltd., Class A (a)	6,000	6,996
Shenzhen Energy Group Co. Ltd., Class A	613,200	1,051,407
Sichuan Chuantou Energy Co. Ltd., Class A (a)	3,000	10,024
Sichuan Chuantou Energy Co. Ltd., Class A (a)	838,275	2,801,113
Zhejiang Zheneng Electric Power Co. Ltd., Class A (a)	609,290	641,399
Zhejiang Zheneng Electric Power Co. Ltd., Class A (a)	2,200	2,316

		32,087,535

TOTAL COMMON STOCKS
(Cost $782,937,306)		1,050,453,468

TOTAL INVESTMENTS - 99.8%
(Cost $782,937,306) (b)		$1,050,453,468
Other assets less liabilities - 0.2%		2,577,897

NET ASSETS - 100.0%		$1,053,031,365

*	Non-income producing security.
(a)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b)	At February 28, 2015, the aggregate cost of investments for Federal income tax purposes was $783,857,630. The unrealized appreciation was $266,595,838 which consisted of aggregate gross unrealized appreciation of $268,117,633 and aggregate gross unrealized depreciation of $1,521,795.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF

February 28, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.5%
Basic Materials - 10.1%
Baoji Titanium Industry Co. Ltd., Class A	13,400	$39,048
Befar Group Co. Ltd., Class A	29,000	52,684
Beijing Shougang Co. Ltd., Class A*	100,100	65,460
CEFC Anhui International Holding Co. Ltd., Class A	27,302	60,922
ChenZhou Mining Group Co. Ltd., Class A	44,300	74,686
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd., Class A	36,500	91,576
Cofco Biochemical Co. Ltd., Class A	47,585	68,232
Danhua Chemical Technology Co. Ltd., Class A*	30,800	37,778
ENN Energy Chemicals Co. Ltd., Class A*	13,600	30,651
FSPG Hi-Tech Co. Ltd., Class A	46,500	51,991
Goldleaf Jewelry Co. Ltd., Class A	24,500	46,346
Guangdong Guanhao High-Tech Co. Ltd., Class A	53,300	131,771
Guangdong Hec Technology Holding Co. Ltd., Class A	23,802	56,908
Guangdong Highsun Group Co. Ltd., Class A	21,900	41,602
Hengyi Petrochemical Co. Ltd., Class A	19,200	33,196
Hubei Fuxing Science And Technology Co. Ltd., Class A	35,300	59,682
Hubei Xingfa Chemicals Group Co. Ltd., Class A	20,400	52,549
Hubei Yihua Chemical Industry Co. Ltd., Class A	56,800	66,679
Ingenious Ene-Carbon New Materials Co. Ltd., Class A	73,900	109,502
Inner Mongolia Xingye Mining Co. Ltd., Class A	19,500	37,167
Jiangsu Chengxing Phosph-Chemicals Co. Ltd., Class A	27,800	36,892
Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A*	38,700	62,529
Jilin Ji En Nickel Industry Co. Ltd., Class A	29,700	67,741
Juli Sling Co. Ltd., Class A	36,300	37,634
Lianhe Chemical Technology Co. Ltd., Class A	37,059	104,919
Luxi Chemical Group Co. Ltd., Class A*	63,400	56,831
Nanjing Redsun Co. Ltd., Class A	13,500	36,584
Nantong Jiangshan Agrochemical & Chemicals Co. Ltd., Class A	6,600	32,844
Ningxia Orient Tantalum Industry Co. Ltd., Class A	18,200	34,690
Pengxin International Mining Co. Ltd., Class A*	56,200	121,013
PetroChina Jinhong Energy Investment Co. Ltd., Class A	12,600	60,271
Rising Nonferrous Metals Share Co. Ltd., Class A*	8,400	74,064
Shaanxi Ligeance Mineral Resources Co. Ltd., Class A	17,300	60,319
Shandong Chenming Paper Holdings Ltd., Class A	55,000	58,863
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	41,200	71,431
Shandong Humon Smelting Co. Ltd., Class A*	16,000	47,467
Shandong Nanshan Aluminum Co. Ltd., Class A	95,600	139,368
Shandong Sun Paper Industry JSC Ltd., Class A	48,000	33,993
Shanghai 3F New Materials Co., Class A	16,500	40,818
Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	8,700	15,014
Shanxi Coking Co. Ltd., Class A*	41,863	45,405
Shengda Mining Co. Ltd., Class A*	6,400	15,006
Sichuan EM Technology Co. Ltd., Class A	17,600	25,433
Sichuan Hebang Corp. Ltd., Class A	18,700	31,914
Sichuan Jinlu Group Co. Ltd., Class A*	40,000	37,004
Stanley Fertilizer Co. Ltd., Class A	7,100	45,207
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	48,800	62,969
Tibet Mineral Development Co. Ltd., Class A	23,500	53,825
Xinjiang Zhongtai Chemical Co. Ltd., Class A	62,200	86,808
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd., Class A	27,200	68,286
Zhejiang Juhua Co. Ltd., Class A	55,800	66,484
Zhejiang Runtu Co. Ltd., Class A	24,500	99,218
Zhejiang Satellite Petrochemical Co. Ltd., Class A	15,800	33,114
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	33,500	59,844
Zibo Qixiang Tengda Chemical Co. Ltd., Class A	14,700	40,891

		3,173,123

Communications - 5.0%
Anhui Xinhua Media Co. Ltd., Class A	11,200	37,782
Beijing Gehua CATV Network Co. Ltd., Class A	41,900	122,500
Central China Land Media Co. Ltd., Class A	9,600	25,341
Changjiang Publishing & Media Co. Ltd., Class A*	37,500	57,480
Chengdu Huaze Cobalt & Nickel Material Co. Ltd., Class A*	5,500	17,247
Dalian Daxian Enterprises Holdings Co. Ltd., Class A*	74,600	73,534
Datang Telecom Technology Co. Ltd., Class A*	21,800	68,846
Digital China Information Service Co. Ltd., Class A*	5,400	47,759
East Money Information Co. Ltd., Class A	43,900	288,834
Eastern Communications Co. Ltd., Class A	23,562	37,957
Focus Technology Co. Ltd., Class A	3,700	42,190
Fujian Star-net Communication Co. Ltd., Class A	10,100	53,419
Guangdong Guangzhou Daily Media Co. Ltd., Class A	19,200	55,062
Guomai Technologies, Inc., Class A	24,000	30,126
Hengtong Optic-electric Co. Ltd., Class A	13,100	44,798
Insigma Technology Co. Ltd., Class A	42,900	62,267
Jiangsu Zhongtian Technologies Co. Ltd., Class A	37,300	112,443
Northern United Publishing & Media Group Co. Ltd., Class A	15,400	33,479
Shaanxi Broadcast & TV Network Intermediary Co. Ltd., Class A	24,000	63,928
Shanghai Xinhua Media Co. Ltd., Class A	32,100	63,026
Shenzhen Coship Electronics Co. Ltd., Class A*	29,500	58,063
Shenzhen Tat Fook Technology Co. Ltd., Class A	12,300	80,652
Shenzhen Topway Video Communication Co. Ltd., Class A	7,301	21,194
Time Publishing and Media Co. Ltd., Class A	12,500	36,625
Wuhan Fingu Electronic Technology Co. Ltd., Class A	17,800	36,937

		1,571,489

Consumer, Cyclical - 13.1%
Anhui Huamao Textile Co., Class A	35,000	43,041
Anhui Jianghuai Automobile Co. Ltd., Class A	54,900	127,057
Beijing Wangfujing Department Store (Group) Co. Ltd., Class A	14,300	47,784
Beijing WKW Automotive Parts Co. Ltd., Class A	9,300	20,767
Besttone Holdings Co. Ltd., Class A	14,400	47,590
Better Life Commercial Chain Share Co. Ltd., Class A	18,100	48,732
China Automotive Engineering Research Institute Co. Ltd., Class A	12,800	28,154
China CYTS Tours Holding Co. Ltd., Class A	32,000	88,963
China Meheco Co. Ltd., Class A	25,000	65,794
China Television Media Ltd., Class A	11,200	38,247
Chongqing Department Store, Class A	10,000	38,631
CMST Development Co. Ltd., Class A	59,200	111,609
CNHTC Jinan Truck Co. Ltd., Class A	11,200	33,620
Dashang Group Co. Ltd., Class A	18,100	132,771
Dongfeng Automobile Co. Ltd., Class A	50,300	49,581
Dongguan Souyute Fashion Co. Ltd., Class A	9,620	35,751
Eastern Gold Jade Co. Ltd., Class A*	13,100	56,770
Elec-Tech International Co. Ltd., Class A*	61,900	85,106
Fangda Special Steel Technology Co. Ltd., Class A	36,800	30,815
FAWER Automotive Parts Ltd. Co., Class A	22,600	32,478
Fengfan Stock Ltd. Co., Class A	19,900	47,293
Fujian Septwolves Industry Co. Ltd., Class A	28,000	48,322
Guangdong Chj Industry Co. Ltd., Class A	23,500	42,130
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	6,400	15,608
Guangdong Yihua Timber Industry Co. Ltd., Class A	73,200	96,906
Guangzhou Pearl River Piano Group Co. Ltd., Class A	12,900	33,414
Guirenniao Co. Ltd., Class A	8,300	32,487
Haima Automobile Group Co. Ltd., Class A*	60,900	54,201
Hangzhou Robam Appliances Co. Ltd., Class A	10,677	70,231
Hefei Department Store Group Co. Ltd., Class A	33,400	43,844
Hisense Kelon Electrical Holdings Co. Ltd., Class A*	21,999	34,316
Hunan Friendship & Apollo Cmmericial Co. Ltd., Class A	23,800	56,562
Hunan Jiangnan Red Arrow Co. Ltd., Class A*	14,200	34,177
Jiangling Motors Corp. Ltd., Class A	11,400	72,205

Jiangsu Guotai International Group Guomao Co. Ltd., Class A	12,500	34,891
Jiangsu Sunshine Co. Ltd., Class A*	88,100	56,208
Jiangsu Yueda Investment Co. Ltd., Class A	43,000	87,240
Joeone Co. Ltd., Class A	11,900	27,218
Joyoung Co. Ltd., Class A	21,100	42,405
Lancy Co. Ltd., Class A	4,100	20,135
Lao Feng Xiang Co. Ltd., Class A	8,200	48,144
Lifan Industry Group Co. Ltd., Class A	20,500	31,389
Loncin Motor Co. Ltd., Class A	24,800	59,492
Luolai Home Textile Co. Ltd., Class A	6,982	32,106
Luthai Textile Co. Ltd., Class A	27,800	52,367
Markor International Home Furnishings Co. Ltd., Class A	25,500	48,726
MeiDu Energy Corp., Class A	90,990	78,950
Nanjing Central Emporium, Class A	11,800	25,879
Ningbo Huaxiang Electronic Co. Ltd., Class A	26,200	61,012
Ningbo Joyson Electronic Corp., Class A*	15,700	65,558
Ningbo Shanshan Co. Ltd., Class A	17,800	54,908
Ningbo Yunsheng Group Co. Ltd., Class A	22,200	76,625
Ningxia Zhongyin Cashmere Co. Ltd., Class A	15,840	11,723
Rainbow Department Store Co. Ltd., Class A	11,200	22,634
Shanghai Haixin Group Co., Class A*	36,500	52,221
Shanghai Jinjiang International Hotels Development Co. Ltd., Class A	9,689	41,416
Shanghai Lansheng Corp., Class A	13,000	46,197
Shanghai Metersbonwe Fashion & Accessories Co. Ltd., Class A	25,900	50,192
Shanghai New World Co. Ltd., Class A	26,300	47,611
Shunfa Hengye Corp., Class A	22,100	23,476
Sinomach Automobile Co. Ltd., Class A	12,400	43,571
Songcheng Performance Development Co. Ltd., Class A	17,800	85,514
Sunny Loan Top Co. Ltd., Class A	19,300	36,909
Sunvim Group Co. Ltd., Class A	40,600	36,911
Tianjin Faw Xiali Automobile Co. Ltd., Class A*	30,300	33,105
TongKun Group Co. Ltd., Class A	19,600	38,515
Visual China Group Co. Ltd., Class A*	12,900	59,463
Vtron Technologies Ltd., Class A	26,100	43,836
Wenfeng Great World Chain Development Corp., Class A	16,000	31,772
Whirlpool China Co. Ltd., Class A	15,000	30,385
Wuhan Department Store Group Co. Ltd., Class A*	14,661	39,823
Wuxi Little Swan Co. Ltd., Class A	13,605	36,825
Xiamen ITG Group Corp. Ltd., Class A	71,948	142,299
Yantai Tayho Advanced Materials Co. Ltd., Class A*	22,000	46,634
Yotrio Group Co. Ltd., Class A	14,800	38,643
Yunnan Hongxiang Yixintang Pharmaceutical Co. Ltd., Class A*	5,000	42,427
Zhejiang Aokang Shoes Co. Ltd., Class A	8,000	23,096
Zhejiang Haiyue Co. Ltd., Class A	19,100	45,575
Zhejiang Huafeng Spandex Co. Ltd., Class A	25,600	48,182
Zhejiang Material Industrial Zhongda Yuantong Group Co. Ltd., Class A	29,800	74,576
Zhejiang Ming Jewelry Co. Ltd., Class A	14,369	27,135
Zhejiang Orient Holdings Co., Class A	18,700	74,626

		4,123,502

Consumer, Non-cyclical - 17.2%
Angel Yeast Co. Ltd., Class A	12,200	40,514
Anhui Golden Seed Winery Co. Ltd., Class A	24,000	39,620
Anhui Gujing Distillery Co. Ltd., Class A	7,100	35,695
Anhui Wanjiang Logistics Group Co. Ltd., Class A*	14,700	9,636
Beijing Sanyuan Foods Co. Ltd., Class A*	25,800	39,340
Beijing Shunxin Agriculture Co. Ltd., Class A	14,100	47,453
Beijing Tiantan Biological Products Corp. Ltd., Class A*	15,900	73,292
Chacha Food Co. Ltd., Class A	8,300	28,132
Changchun High & New Technology Industries, Inc., Class A	6,500	101,290
China Animal Husbandry Industry Co. Ltd., Class A	11,800	32,748
China National Accord Medicines Corp. Ltd., Class A	8,000	64,310
China National Medicines Corp. Ltd., Class A	17,700	92,966
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	21,700	85,075

Chongqing Brewery Co., Class A	16,200	42,402
Chuying Agro-pastoral Group Co. Ltd., Class A	29,100	45,950
COFCO Tunhe Co. Ltd., Class A	65,700	113,175
Da An Gene Co. Ltd. Sun Yat-Sen University, Class A	24,600	111,198
Dalian Port PDA Co. Ltd., Class A	62,300	54,553
Eternal Asia Supply Chain Management Ltd., Class A	35,600	162,112
Fujian Sunner Development Co. Ltd., Class A*	29,100	69,204
Guangdong Haid Group Co. Ltd., Class A	26,400	62,320
Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	17,400	54,923
Guangzhou Zhujiang Brewery Co. Ltd., Class A	12,600	28,035
Guilin Sanjin Pharmaceutical Co. Ltd., Class A	10,979	33,745
Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	11,600	80,299
Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	10,400	41,221
Hainan Haiyao Co. Ltd., Class A	25,000	87,645
Harbin Gloria Pharmaceuticals Co. Ltd., Class A	18,150	78,452
Hebei Chengde Lolo Co., Class A	18,600	62,627
Henan Rebecca Hair Products Co. Ltd., Class A	45,600	36,948
Hengkang Medical Group Co. Ltd., Class A*	19,005	84,118
Huapont-Nutrichem Co. Ltd., Class A	24,700	94,512
Hunan Dakang Pasture Farming Co. Ltd., Class A*	55,500	63,116
Inner Mongolia Jinyu Group Ltd., Class A	17,600	141,146
Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	22,340	86,729
Jiangsu King’s Luck Brewery JSC Ltd., Class A*	6,400	27,929
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	16,600	83,111
Jiangzhong Pharmaceutical Co. Ltd., Class A	11,100	52,476
Jianxin Mining Co. Ltd., Class A*	21,600	26,459
Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A*	17,600	40,676
Jinling Pharmaceutical Co. Ltd., Class A	17,600	38,908
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	38,200	53,557
KPC Pharmaceuticals, Inc., Class A	16,996	72,787
Livzon Pharmaceutical Group, Inc., Class A	6,800	54,805
Luoniushan Co. Ltd., Class A	56,300	70,492
Mayinglong Pharmaceutical Group Co. Ltd., Class A	14,400	49,657
Muyuan Foodstuff Co. Ltd., Class A	4,900	42,219
North China Pharmaceutical Co. Ltd., Class A*	50,300	50,143
PKU HealthCare Corp. Ltd., Class A	22,900	61,144
Pubang Landscape Architecture Co. Ltd., Class A	19,000	43,639
Qinghai Huzhu Barley Wine Co. Ltd., Class A	11,100	35,320
Renhe Pharmacy Co. Ltd., Class A	36,700	58,478
Rizhao Port Co. Ltd., Class A	96,900	80,060
Sanquan Food Co. Ltd., Class A	11,100	39,269
Shandong Denghai Seeds Co. Ltd., Class A	8,700	47,083
Shandong Homey Aquatic Development Co. Ltd., Class A	30,446	32,536
Shanghai Jinfeng Wine Co. Ltd., Class A	21,400	35,669
Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	24,600	56,423
Shanghai Kehua Bio-Engineering Co. Ltd., Class A	24,900	105,246
Shanghai Maling Aquarius Co. Ltd., Class A	30,600	52,467
Shantou Dongfeng Printing Co. Ltd., Class A*	13,000	25,504
Shenzhen Fuanna Bedding and Furnishing Co. Ltd., Class A	11,200	27,511
Shenzhen Glory Medical Co. Ltd., Class A	11,600	43,887
Shenzhen Grandland Decoration Group Co. Ltd., Class A	13,600	43,297
Shenzhen Jinjia Color Printing Group Co. Ltd., Class A	28,400	72,341
Shenzhen Neptunus Bioengineering Co. Ltd., Class A*	36,100	58,846
Shinva Medical Instrument Co. Ltd., Class A	17,829	108,431
Sichuan Tuopai Shede Wine Co. Ltd., Class A	16,700	52,234
TangShan Port Group Co. Ltd., Class A	49,600	93,668
Tianjin Lisheng Pharmaceutical Co. Ltd., Class A	5,600	30,664
Tianjin Tianyao Pharmaceutical Co. Ltd., Class A	33,600	32,745
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A	14,100	36,838
Tieling Newcity Investment Holding Ltd., Class A*	23,800	39,897
Tongwei Co. Ltd., Class A	28,000	48,411
V V Food & Beverage Co. Ltd., Class A	54,600	47,898
Xiandai Investment Co. Ltd., Class A	43,720	46,652
Xiangxue Pharmaceutical Co. Ltd., Class A	23,000	81,257

Xinjiang Guannong Fruit & Antler Group Co. Ltd., Class A	14,500	44,451
Xinjiang Yilite Industry Co. Ltd., Class A	15,400	29,721
Yabao Pharmaceutical Group Co. Ltd., Class A	27,580	42,626
Yingkou Port Liability Co. Ltd., Class A	124,300	98,931
Yuan Longping High-tech Agriculture Co. Ltd., Class A	43,100	138,589
Zhangzidao Group Co. Ltd., Class A	17,600	35,708
Zhejiang Conba Pharmaceutical Co. Ltd., Class A	25,000	68,106
Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	29,960	42,864
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	30,900	70,675
Zhejiang Medicine Co. Ltd., Class A	41,900	73,313
Zhejiang Xianju Pharmaceutical Co. Ltd., Class A*	23,500	41,755
Zhongyuan Union Cell & Gene Engineering Corp. Ltd., Class A*	15,300	119,113
Zhuhai Hokai Medical Instruments Co. Ltd., Class A	21,600	91,160

		5,422,147

Diversified - 1.4%
Anyuan Coal Industry Group Co. Ltd., Class A	27,200	23,991
Jilin Yatai Group Co. Ltd., Class A	116,700	143,325
Nanjing Gaoke Co. Ltd., Class A	23,100	65,952
Orient Group, Inc., Class A	82,400	121,571
Tianjin TEDA Co. Ltd., Class A	65,800	82,386

		437,225

Energy - 2.9%
Anhui Hengyuan Coal Industry and Electric Power Co. Ltd., Class A	30,900	39,971
Beijing Haohua Energy Resource Co. Ltd., Class A	29,600	38,053
Changchun Gas Co. Ltd., Class A	18,200	24,094
Datong Coal Industry Co. Ltd., Class A*	53,500	68,351
Gansu Jingyuan Coal Industry and Electricity Power Co. Ltd., Class A	15,000	23,327
Guangzhou Development Group, Inc., Class A	42,600	61,832
Hareon Solar Technology Co. Ltd., Class A*	39,944	49,057
Henan Shenhuo Coal & Power Co. Ltd., Class A	70,400	63,667
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia, Class A	20,700	34,304
Inner Mongolia Pingzhuang Energy Co. Ltd., Class A	28,100	26,757
Jiangsu Zongyi Co. Ltd., Class A*	49,900	100,921
Kailuan Energy Chemical Co. Ltd., Class A	38,100	41,019
Kingdream PLC, Class A	8,100	29,637
Oriental Energy Co. Ltd., Class A	18,400	61,220
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	75,600	67,164
Qitaihe Baotailong Coal & Coal Chemicals PCL, Class A*	11,200	19,758
Shaan Xi Provincial Natural Gas Co. Ltd., Class A	15,000	33,758
Shanxi Coal International Energy Group Co. Ltd., Class A	63,400	50,966
Wuhan Kaidi Electric Power Co. Ltd., Class A*	47,700	94,189

		928,045

Financial - 10.4%
Anxin Trust Co. Ltd., Class A	20,041	104,047
Beijing Capital Development Co. Ltd., Class A	57,300	93,313
Beijing Centergate Technologies (Holding) Co. Ltd., Class A*	33,300	51,042
Beijing Huaye Realestate Co. Ltd., Class A*	55,000	93,690
Beijing Urban Construction Investment & Development Co. Ltd., Class A	39,600	118,176
Black Peony Group Co. Ltd., Class A	17,900	31,805
Bohai Leasing Co. Ltd., Class A	35,000	73,577
China Enterprise Co. Ltd., Class A	80,760	87,592
China Sports Industry Group Co. Ltd., Class A	41,400	138,273
Cinda Real Estate Co. Ltd., Class A	37,600	46,238
COFCO Property Group Co. Ltd., Class A	57,300	82,163
Geo-Jade Petroleum Corp., Class A	60,300	95,217
Hainan Expressway Co. Ltd., Class A	48,800	36,661
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	33,400	42,565
HNA Investment Group Co. Ltd., Class A	87,300	66,419
Huafa Industrial Co. Ltd. Zhuhai, Class A	41,800	87,472
Huayuan Property Co. Ltd., Class A	37,900	25,389
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	21,800	47,010

Jinke Properties Group Co. Ltd., Class A	31,600	80,845
Macrolink Real Estate Co. Ltd., Class A	29,600	38,572
Myhome Real Estate Development Group Co. Ltd., Class A*	113,900	53,774
Pacific Securities Co. Ltd., Class A	152,633	301,634
Shaanxi International Trust Co. Ltd., Class A	30,000	58,856
Shanghai AJ Corp., Class A	49,600	135,281
Shanghai Dingli Technology Development Group Co. Ltd., Class A	19,900	51,483
Shanghai DZH Ltd., Class A*	18,100	66,689
Shanghai Industrial Development Co. Ltd., Class A	26,800	52,663
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	16,200	63,331
Shanghai Shimao Co. Ltd., Class A	21,700	56,936
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	48,600	155,421
Shenzhen Heungkong Holding Co. Ltd., Class A	24,100	26,139
Shenzhen World Union Properties Consultancy, Inc., Class A	23,540	79,974
Shenzhen Zhenye Group Co. Ltd., Class A	58,300	61,093
Suning Universal Co. Ltd., Class A	50,500	52,436
Sunshine City Group Co. Ltd., Class A	32,800	88,623
Suzhou New District Hi-Tech Industrial Co. Ltd., Class A	43,800	41,148
Thaihot Group Co. Ltd., Class A*	19,300	70,402
Tianjin Jinbin Development Co., Class A*	77,600	96,295
Tibet Urban Development and Investment Co. Ltd., Class A	18,200	37,215
YunNan Metropolitan Real Estate Development Co. Ltd., Class A	35,000	38,910
Zhejiang China Light & Textile Industrial City Group Co. Ltd., Class A	33,600	48,501
Zhonghong Holding Co. Ltd., Class A*	71,300	51,062
Zhongrun Resources Investment Corp., Class A	33,000	30,634
Zhongtian Urban Development Group Co. Ltd., Class A	43,400	125,224

		3,283,790

Industrial - 27.8%
Advanced Technology & Materials Co. Ltd., Class A	34,004	50,928
Anhui Heli Co. Ltd., Class A	27,580	66,117
Anhui Jiangnan Chemical Industry Co. Ltd., Class A	9,800	19,461
Anhui Zhongding Sealing Parts Co. Ltd., Class A	27,200	76,486
AVIC Electromechanical Systems Co. Ltd., Class A	13,300	54,943
Avic Heavy Machinery Co. Ltd., Class A	29,000	106,803
Baotou Beifang Chuangye Co. Ltd., Class A	40,600	93,768
Beijing Jingyuntong Technology Co. Ltd., Class A	16,500	34,028
Beijing Lier High-temperature Materials Co. Ltd., Class A	12,700	27,387
Beijing New Building Material PLC, Class A	17,900	68,578
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	12,804	79,137
Beijing Sevenstar Electronics Co. Ltd., Class A	11,100	48,687
Beijing Shouhang Resources Saving Co. Ltd., Class A	8,500	56,101
Beijing Sifang Automation Co. Ltd., Class A	10,000	30,066
Camel Group Co. Ltd., Class A	24,000	56,539
CCS Supply Chain Management Co. Ltd., Class A	15,500	46,379
Changjiang & Jingong Steel Building Group Co. Ltd., Class A	25,400	49,912
Changyuan Group Ltd., Class A	55,000	147,466
Chengdu Xinzhu Road&Bridge Machinery Co. Ltd., Class A*	19,900	34,121
China Aerospace Times Electronics Co. Ltd., Class A*	50,200	145,245
China Aviation Optical-Electrical Technology Co. Ltd., Class A	14,300	65,392
China Fiberglass Co. Ltd., Class A	21,500	56,548
China Merchants Energy Shipping Co. Ltd., Class A*	119,500	110,168
China Railway Erju Co. Ltd., Class A	43,500	154,237
China Railway Tielong Container Logistics Co. Ltd., Class A*	56,400	77,814
China Shipping Development Co. Ltd., Class A*	79,000	99,166
China Wafer Level CSP Co. Ltd., Class A	4,500	43,101
China-Kinwa High Technology Co. Ltd., Class A*	73,600	78,887
Chongqing Zongshen Power Machinery Co. Ltd., Class A	42,400	71,280
CITIC Heavy Industries Co. Ltd., Class A	53,900	55,451
Citic Offshore Helicopter Co. Ltd., Class A	26,401	57,185
Citychamp Dartong Co. Ltd., Class A*	51,500	61,443
COSCO Shipping Co. Ltd., Class A*	53,900	55,881
CPI Yuanda Environmental-Protection Group Co. Ltd., Class A	11,100	43,376
CSG Holding Co. Ltd., Class A	80,700	117,647

Dalian Huarui Heavy Industry Group Co. Ltd., Class A	23,876	47,755
Dazhong Transportation Group Co. Ltd., Class A	45,000	85,627
Dongjiang Environmental Co. Ltd., Class A	7,800	48,744
East China Engineering Science and Technology Co. Ltd., Class A	12,800	39,505
Far East Smarter Energy Co. Ltd., Class A	12,700	27,873
Feilo Acoustics Co. Ltd., Class A	42,100	69,298
Fenghua Advanced Technology Holding Co. Ltd., Class A*	35,300	52,813
Foshan Electrical and Lighting Co. Ltd., Class A	32,600	59,484
Gansu Qilianshan Cement Group Co. Ltd., Class A	38,400	63,024
Gem-Year Industrial Co. Ltd., Class A	29,400	79,671
Guangdong Ellington Electronics Technology Co. Ltd., Class A	6,300	24,719
Guangdong Goworld Co. Ltd., Class A	19,900	38,406
Guangdong Tapai Group Co. Ltd., Class A	24,600	39,590
Guangdong Weihua Corp., Class A*	18,800	44,409
Guangxi Liugong Machinery Co. Ltd., Class A	50,400	91,240
Guangzhou Baiyun International Airport Co. Ltd., Class A	28,400	51,730
Guangzhou Guangri Stock Co. Ltd., Class A*	21,200	57,247
Guangzhou Shipyard International Co. Ltd., Class A	13,500	83,331
Guizhou Changzheng Tiacheng Holding Co. Ltd., Class A	24,400	56,003
Guizhou Space Appliance Co. Ltd., Class A	12,200	42,712
Hainan Strait Shipping Co. Ltd., Class A	11,800	23,507
Hang Zhou Great Star Industrial Co. Ltd., Class A	25,053	57,741
Hangzhou Hangyang Co. Ltd., Class A	17,600	25,574
Harbin Boshi Automation Co. Ltd., Class A	8,000	34,835
Hefei Meiya Optoelectronic Technology, Inc., Class A	8,300	61,268
Heilongjiang Interchina Water Treatment Co. Ltd., Class A*	93,100	106,470
Henan Pinggao Electric Co. Ltd., Class A	43,600	138,180
Henan Senyuan Electric Co. Ltd., Class A	15,300	91,269
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	12,700	52,444
Hongfa Technology Co. Ltd., Class A*	13,100	51,150
Huagong Tech Co. Ltd., Class A	39,600	82,426
Huaxin Cement Co. Ltd., Class A	12,380	19,233
Hunan Corun New Energy Co. Ltd., Class A*	23,319	74,202
Jangho Group Co. Ltd., Class A	28,900	40,149
Jiangsu Jianghuai Engine Co. Ltd., Class A	52,300	63,565
Jiangsu Sunrain Solar Energy Co. Ltd., Class A	8,800	25,419
Jiangsu Wuzhong Industrial Co., Class A	38,200	82,741
Jihua Group Corp. Ltd., Class A	98,400	101,545
Jonjee High-Tech Industrial and Commercial Holding Co. Ltd., Class A	50,900	107,489
Kaile Science & Technology Co. Ltd. Hubei, Class A	26,100	46,875
Keda Clean Energy Co. Ltd., Class A	35,700	113,313
North Electro-Optic Co. Ltd., Class A*	3,000	19,001
North Navigation Control Technology Co. Ltd., Class A	23,800	100,976
ORG Packaging Co. Ltd., Class A	23,259	101,426
Palm Landscape Architecture Co. Ltd., Class A	14,900	51,642
Puyang Refractories Group Co. Ltd., Class A	16,100	19,491
Qingdao Hanhe Cable Co. Ltd., Class A	14,400	22,968
Rongxin Power Electronic Co. Ltd., Class A	26,600	39,118
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	12,800	59,166
Shandong Jinjing Science & Technology Co. Ltd., Class A*	61,500	38,845
Shandong Molong Petroleum Machinery Co. Ltd., Class A*	13,200	20,612
Shanghai Aerospace Automobile Electromechanical Co., Class A	47,700	84,679
Shanghai Feilo Co. Ltd., Class A	33,509	55,531
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	19,900	77,129
Shanghai Pudong Road & Bridge Construction Co. Ltd., Class A	34,899	63,846
Shanghai Tunnel Engineering Co. Ltd., Class A	101,000	139,991
Shanghai Zhenhua Heavy Industries Co. Ltd., Class A*	106,300	110,715
Shanghai Zhixin Electric Co. Ltd., Class A	46,760	85,397
Shantui Construction Machinery Co. Ltd., Class A*	60,700	73,774
Shengyi Technology Co. Ltd., Class A	52,400	64,940
Shenzhen Desay Battery Technology Co., Class A	8,000	48,475
Shenzhen Everwin Precision Technology Co. Ltd., Class A	16,500	65,478
Shenzhen Green Eco-manufacture Hi-Tech Co. Ltd., Class A	43,000	111,862
Shenzhen Hifuture Electric Co. Ltd., Class A*	33,600	47,590

Shenzhen Hongtao Decoration Co. Ltd., Class A	21,700	43,610
Shenzhen Huaqiang Industry, Class A	12,800	47,794
Shenzhen Laibao Hi-tech Co. Ltd., Class A	30,600	65,889
Shenzhen Tagen Group Co. Ltd., Class A	23,900	58,248
Shenzhen Yantian Port Holding Co. Ltd., Class A	49,400	77,296
Shuangliang Eco-Energy Systems Co. Ltd., Class A	26,600	46,288
Sichuan Road & Bridge Co. Ltd., Class A	55,900	49,127
Sieyuan Electric Co. Ltd., Class A	22,500	52,611
Sinoma International Engineering Co. Ltd., Class A	27,000	57,190
Sinotrans Air Transportation Development Co. Ltd., Class A	22,900	69,289
SUFA Technology Industry Co. Ltd. CNNC, Class A	16,520	87,269
Suzhou Anjie Technology Co. Ltd., Class A	4,800	24,943
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	19,000	39,396
Taiyuan Heavy Industry Co. Ltd., Class A	107,300	127,844
Telling Telecommunication Holding Co. Ltd., Class A*	39,200	57,522
Tian Di Science & Technology Co. Ltd., Class A	31,205	68,835
Tianjin Benefo Tejing Electric Co. Ltd., Class A	12,800	28,684
Tianjin Capital Environmental Protection Group Co. Ltd., Class A	26,800	50,269
Tianma Bearing Group Co. Ltd., Class A	45,500	54,139
Tianma Microelectronics Co. Ltd., Class A	21,000	76,034
Wolong Electric Group Co. Ltd., Class A	34,400	62,220
Wuhu Token Science Co. Ltd., Class A	19,700	55,239
WUS Printed Circuit Kunshan Co. Ltd., Class A	53,540	42,186
Xiamen Faratronic Co. Ltd., Class A	8,000	42,070
Xi’an Shaangu Power Co. Ltd., Class A	40,500	55,748
Xiangtan Electric Manufacturing Co. Ltd., Class A	26,500	64,965
Xinjiang Qingsong Building Materials and Chemicals Group Co. Ltd., Class A	34,000	33,677
Xinjiang Tianshan Cement Co. Ltd., Class A	38,000	57,579
Xinjiang Urban Construction Group Co. Ltd., Class A	33,400	61,211
Yechiu Metal Recycling China Ltd., Class A	14,440	22,226
Yintai Resources Co. Ltd., Class A	27,800	84,514
Zhejiang Crystal-Optech Co. Ltd., Class A	19,700	66,676
Zhejiang Dun’an Artificial Environment Co. Ltd., Class A	26,000	46,115
Zhejiang Hailiang Co. Ltd., Class A	31,700	45,606
Zhejiang Sanhua Co. Ltd., Class A	24,240	61,474
Zhejiang Wanma Co. Ltd., Class A	29,900	47,261
Zhejiang Yankon Group Co. Ltd., Class A	35,890	54,897
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	52,000	64,195
Zhongli Science and Technology Group Co. Ltd., Class A	17,500	58,114
Zhongshan Broad Ocean Motor Co. Ltd., Class A	15,800	36,491
Zhuzhou Times New Material Technology Co. Ltd., Class A	28,600	66,738

		8,756,435

Technology - 7.8%
Accelink Technologies Co. Ltd., Class A	5,400	35,313
Beijing Teamsun Technology Co. Ltd., Class A	39,600	164,853
Bright Oceans Inter-Telecom Corp., Class A	28,000	55,423
China Greatwall Computer Shenzhen Co. Ltd., Class A*	40,900	57,342
China National Software & Service Co. Ltd., Class A	14,000	98,252
EGing Photovoltaic Technology Co. Ltd., Class A	18,160	42,926
Founder Technology Group Corp., Class A	140,500	136,699
Fujian Newland Computer Co. Ltd., Class A	23,000	142,888
Greatwall Information Industry Co. Ltd., Class A	20,400	142,028
Hangzhou Silan Microelectronics Co. Ltd., Class A*	43,480	47,158
Inspur Electronic Information Industry Co. Ltd., Class A	14,900	118,827
Invengo Information Technology Co. Ltd., Class A	35,800	65,438
Jiangsu Changjiang Electronics Technology Co. Ltd., Class A	49,100	115,122
Jiangsu Hongtu High Technology Co. Ltd., Class A	45,800	55,227
Julong Co. Ltd., Class A	14,195	68,942
Mesnac Co. Ltd., Class A	34,900	89,343
NavInfo Co. Ltd., Class A	31,000	143,390
Shanghai Belling Co. Ltd., Class A	33,300	73,615
Shanghai East-China Computer Co. Ltd., Class A	6,400	48,662
Shanghai Kingstar Winning Software Co. Ltd., Class A	8,000	134,120

Shenghe Resources, Class A*	10,500	50,778
Shenzhen Kaifa Technology Co. Ltd., Class A	36,300	52,282
Taiji Computer Corp. Ltd., Class A	8,700	78,597
Wonders Information Co. Ltd., Class A	18,200	191,533
Wuhan Guide Infrared Co. Ltd., Class A	14,800	56,111
Xi’an LONGi Silicon Materials Co. Ltd., Class A	14,200	60,133
YGSOFT, Inc., Class A	23,400	89,165
Youzu Interactive Co. Ltd., Class A*	3,700	29,136

		2,443,303

Utilities - 2.8%
An Hui Wenergy Co. Ltd., Class A	31,400	60,901
Beijing SPC Environmental Protection Tech Co. Ltd., Class A	16,500	83,295
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	76,100	76,954
Guangdong Golden Dragon Development, Inc., Class A	28,600	163,263
Harbin Hatou Investment Co. Ltd., Class A	16,900	36,848
Shanghai Dazhong Public Utilities Group Co. Ltd., Class A	84,100	129,579
Shanghai Electric Power Co. Ltd., Class A	27,300	56,345
Top Energy Co. Ltd., Class A	28,300	30,152
Xinjiang Tianfu Energy Co. Ltd., Class A	32,600	55,221
Zhefu Holding Group Co. Ltd., Class A	65,800	95,295
Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd., Class A*	18,200	28,768
Zhongshan Public Utilities Group Co. Ltd., Class A	19,200	70,803

		887,424

TOTAL COMMON STOCKS
(Cost $25,577,391)		31,026,483

TOTAL INVESTMENTS - 98.5%
(Cost $25,577,391) (a)		$31,026,483
Other assets less liabilities - 1.5%		488,276

NET ASSETS - 100.0%		$31,514,759

*	Non-income producing security.
(a)	At February 28, 2015, the aggregate cost of investments for Federal income tax purposes was $25,579,911. The unrealized appreciation was $5,446,572 which consisted of aggregate gross unrealized appreciation of $5,609,256 and aggregate gross unrealized depreciation of $162,684.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All China Equity ETF

(formerly Deutsche X-trackers Harvest MSCI All China Equity ETF)

February 28, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 41.6%
Basic Materials - 0.7%
Aluminum Corp. of China Ltd., Class H*	14,482	$7,021
CITIC Ltd.	8,124	14,267
Fosun International Ltd.	6,273	10,143
Jiangxi Copper Co. Ltd., Class H	4,841	8,264
Kingboard Chemical Holdings Ltd.	2,448	4,229
Nine Dragons Paper Holdings Ltd.	5,997	3,889
Sinopec Shanghai Petrochemical Co. Ltd., Class H	12,835	4,385
Zijin Mining Group Co. Ltd., Class H	21,452	6,362

		58,560

Communications - 12.9%
Alibaba Group Holding Ltd., ADR*	1,179	100,357
Baidu, Inc., ADR*	998	203,343
Bitauto Holdings Ltd., ADR*	72	4,568
China Communications Services Corp. Ltd., Class H	8,669	3,979
China Mobile Ltd.	22,173	301,327
China Telecom Corp. Ltd., Class H	50,304	32,560
China Unicom (Hong Kong) Ltd.	21,645	36,448
Ctrip.com International, Ltd., ADR*	517	23,456
JD.com, Inc., ADR*	1,202	33,259
Qihoo 360 Technology Co. Ltd., ADR*	279	12,759
SINA Corp.*	244	9,057
Sohu.com, Inc.*	114	5,999
Tencent Holdings Ltd.	18,675	327,230
Vipshop Holdings Ltd., ADS*	1,041	25,453
Youku Tudou, Inc., ADR*	588	9,637
ZTE Corp., Class H	2,282	5,084

		1,134,516

Consumer, Cyclical - 2.0%
Air China Ltd., Class H	6,702	5,945
Alibaba Pictures Group Ltd.*	19,041	4,419
Anta Sports Products Ltd.	3,666	7,374
Belle International Holdings Ltd.	16,815	18,190
Brilliance China Automotive Holdings Ltd.	10,931	21,451
Byd Co. Ltd., Class H	2,322	10,119
China Resources Enterprise Ltd.	4,389	9,156
Dongfeng Motor Group Co. Ltd., Class H	9,834	15,647
Geely Automobile Holdings Ltd.	19,143	8,565
GOME Electrical Appliances Holding Ltd.	37,366	5,059
Great Wall Motor Co. Ltd., Class H	3,745	23,854
Guangzhou Automobile Group Co. Ltd., Class H	8,023	7,696
Haier Electronics Group Co. Ltd.	3,893	10,265
Jumei International Holding Ltd., ADR*	293	3,999
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,499	5,220
Shenzhou International Group Holdings Ltd.	2,028	8,027
Sun Art Retail Group Ltd.	8,645	7,758
Weichai Power Co. Ltd., Class H	1,761	7,152

		179,896

Consumer, Non-cyclical - 2.3%
China Agri-Industries Holdings Ltd.	7,711	3,102
China Huishan Dairy Holdings Co. Ltd.	20,831	3,599
China Medical System Holdings Ltd.	3,939	6,521
China Mengniu Dairy Co. Ltd.	4,969	22,424
COSCO Pacific Ltd.	6,395	9,218
CSPC Pharmaceutical Group Ltd.	10,708	8,753
Hengan International Group Co. Ltd.	2,663	30,541
Jiangsu Expressway Co. Ltd., Class H	4,487	5,537
New Oriental Education & Technology Group, Inc., ADR*	494	9,465
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	6,828	5,626
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,462	4,863
Sihuan Pharmaceutical Holdings Group Ltd.	15,224	9,069
Sino Biopharmaceutical Ltd.	10,888	10,346
Sinopharm Group Co. Ltd., Class H	4,311	15,091

Tingyi Cayman Islands Holding Corp.	7,109	17,874
Tsingtao Brewery Co. Ltd., Class H	1,306	8,260
Uni-President China Holdings Ltd.	4,697	3,694
Want Want China Holdings Ltd.	21,525	23,729
Zhejiang Expressway Co. Ltd., Class H	5,198	6,394

		204,106

Diversified - 0.2%
China Merchants Holdings International Co. Ltd.	4,179	15,895

Energy - 4.0%
China Coal Energy Co. Ltd., Class H	14,886	8,023
China Longyuan Power Group Corp., Class H	10,896	11,689
China Oilfield Services Ltd., Class H	6,565	9,971
China Petroleum & Chemical Corp., Class H	92,483	77,508
China Shenhua Energy Co. Ltd., Class H	12,280	32,142
CNOOC Ltd.	64,737	92,985
GCL-Poly Energy Holdings Ltd.*	36,495	8,752
Kunlun Energy Co. Ltd.	11,705	11,515
PetroChina Co. Ltd., Class H	76,481	88,750
Sinopec Engineering Group Co. Ltd., Class H	4,292	3,481
Yanzhou Coal Mining Co. Ltd., Class H	6,744	5,565

		350,381

Financial - 14.7%
Agricultural Bank of China Ltd., Class H	77,997	38,718
Bank of China Ltd., Class H	287,965	165,595
Bank of Communications Co. Ltd., Class H	31,728	27,368
China Cinda Asset Management Co. Ltd., Class H*	19,019	9,367
China CITIC Bank Corp. Ltd., Class H	29,670	22,494
China Construction Bank Corp., Class H	261,445	217,427
China Everbright Bank Co. Ltd., Class H	9,959	5,252
China Everbright Ltd.	3,054	7,482
China Galaxy Securities Co. Ltd., Class H	5,899	7,035
China Life Insurance Co. Ltd., Class H	26,973	115,636
China Merchants Bank Co. Ltd., Class H	16,641	37,977
China Minsheng Banking Corp. Ltd., Class H	22,620	27,328
China Overseas Land & Investment Ltd.	14,815	45,176
China Pacific Insurance Group Co. Ltd., Class H	9,557	49,906
China Resources Land Ltd.	8,286	22,008
China South City Holdings Ltd.	8,822	2,787
China Taiping Insurance Holdings Co. Ltd.,*	3,943	13,727
China Vanke Co. Ltd., Class H*	4,767	10,940
Chongqing Rural Commercial Bank Co. Ltd., Class H	9,111	5,674
CITIC Securities Co. Ltd., Class H	3,844	13,630
Country Garden Holdings Co. Ltd.	18,443	7,348
Evergrande Real Estate Group Ltd.	21,152	9,327
Far East Horizon Ltd.	4,836	4,508
Franshion Properties China Ltd.	13,457	3,956
Guangzhou R&F Properties Co. Ltd., Class H	3,728	4,336
Haitong Securities Co. Ltd., Class H	4,933	11,767
Industrial & Commercial Bank of China Ltd., Class H	267,425	195,160
Longfor Properties Co. Ltd.	5,256	6,912
New China Life Insurance Co. Ltd., Class H	2,658	15,302
New World China Land Ltd.	9,445	6,186
People’s Insurance Co. (Group) of China Ltd., Class H	24,033	12,426
PICC Property & Casualty Co. Ltd., Class H	12,505	26,797
Ping An Insurance Group Co. of China Ltd., Class H	9,449	105,080
Shanghai Industrial Holdings Ltd.	1,766	5,351
Shimao Property Holdings Ltd.	5,035	10,686
Shui On Land Ltd.	13,222	3,069
Sino-Ocean Land Holdings Ltd.	12,188	7,606
Soho China Ltd.	6,597	4,721
Yuexiu Property Co. Ltd.	24,724	4,973

		1,291,038

Industrial - 2.1%
AAC Technologies Holdings, Inc.	2,686	17,784
Anhui Conch Cement Co. Ltd., Class H	4,475	15,204
AviChina Industry & Technology Co. Ltd., Class H	7,688	5,006
BBMG Corp., Class H	4,239	3,711
Beijing Capital International Airport Co. Ltd., Class H	5,450	5,137
China CNR Corp. Ltd., Class H, 144A*	6,950	9,552
China Communications Construction Co. Ltd., Class H	16,049	19,617

China COSCO Holdings Co. Ltd., Class H*	9,477	4,717
China Everbright International Ltd.	8,939	12,471
China International Marine Containers Group Co. Ltd., Class H	1,839	3,486
China National Building Material Co. Ltd., Class H	10,437	10,214
China Railway Construction Corp. Ltd., Class H	7,244	8,845
China Railway Group Ltd., Class H	14,677	11,922
China Resources Cement Holdings Ltd.	7,104	4,213
China Shipping Container Lines Co. Ltd., Class H*	13,775	4,280
China State Construction International Holdings Ltd.	6,354	9,045
CSR Corp. Ltd., Class H	7,260	9,398
Haitian International Holdings Ltd.	2,314	5,006
Lee & Man Paper Manufacturing Ltd.	5,151	2,657
Shanghai Electric Group Co. Ltd., Class H	10,372	6,165
Sinotrans Ltd., Class H	6,609	4,371
Yangzijiang Shipbuilding Holdings Ltd.	7,035	6,323
Zhuzhou CSR Times Electric Co. Ltd., Class H	1,885	10,621

		189,745

Technology - 1.3%
Alibaba Health Information Technology Ltd.*	8,887	6,073
Hanergy Thin Film Power Group Ltd.*	45,259	26,376
Kingsoft Corp. Ltd.	2,392	5,496
Lenovo Group Ltd.	24,161	37,258
NetEase, Inc., ADR	289	28,912
Semiconductor Manufacturing International Corp.*	90,967	7,976

		112,091

Utilities - 1.4%
Beijing Enterprises Holdings Ltd.	1,862	13,829
Beijing Enterprises Water Group Ltd.*	15,910	9,888
CGN Power Co. Ltd., Class H, 144A*	19,354	7,811
China Gas Holdings Ltd.	7,280	11,320
China Resources Gas Group Ltd.	3,225	7,975
China Resources Power Holdings Co. Ltd.	6,955	18,428
Datang International Power Generation Co. Ltd., Class H	9,740	4,873
ENN Energy Holdings Ltd.	2,784	14,771
Guangdong Investment Ltd.	9,048	11,654
Huadian Power International Corp. Ltd., Class H	5,991	5,036
Huaneng Power International, Inc., Class H	12,790	16,079

		121,664

TOTAL COMMON STOCKS
(Cost $3,488,494)		3,657,892

EXCHANGE-TRADED FUNDS - 58.4%
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (a)	117,746	4,290,217
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (a)	21,823	859,689

TOTAL EXCHANGE-TRADED FUNDS
(Cost $4,187,947)		5,149,906

TOTAL INVESTMENTS - 100.0%
(Cost $7,676,441) (b)		$8,807,798
Other assets less liabilities - 0.0%		3,019

NET ASSETS - 100.0%		$8,810,817

ADR - American Depositary Receipt.

ADS - American Depositary Share.

*	Non-income producing security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	Affiliated fund advised by DBX Advisors LLC.

			Proceeds
	Fair Value	Purchases	from	Realized	Fair Value	Dividend
	5/31/14	at Cost	Sales	Gain (Loss)	2/28/15	Income
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	$2,508,528	$3,523,822	$(3,159,586)	$564,370	$4,290,217	$9,564
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	—	1,046,383	(380,989)	89,298	859,689	3,515

	$2,508,528	$4,570,205	$(3,540,575)	$653,668	$5,149,906	$13,079

(b)	At February 28, 2015, the aggregate cost of investments for Federal income tax purposes was $7,676,621. The net unrealized appreciation was $1,131,177 which consisted of aggregate gross unrealized appreciation of $1,252,864 and aggregate gross unrealized depreciation of $121,687.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF

February 28, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.3%
Australia - 5.6%
AGL Energy Ltd.	399	$4,692
ALS Ltd.	440	1,963
Alumina Ltd.*	6,239	8,970
Amcor Ltd.	1,959	20,910
AMP Ltd.	3,817	19,983
APA Group (a)	2,049	14,714
Asciano Ltd.	1,062	5,377
ASX Ltd.	278	9,589
Aurizon Holdings Ltd.	2,917	10,781
AusNet Services (a)	3,637	4,163
Australia & New Zealand Banking Group Ltd.	3,900	107,698
Bank of Queensland Ltd.	638	6,960
Bendigo and Adelaide Bank Ltd.	537	5,379
BHP Billiton Ltd.	4,637	121,926
Boral Ltd.	1,137	5,455
Brambles Ltd.	3,020	26,194
Caltex Australia Ltd.	440	12,666
Coca-Cola Amatil Ltd.	1,160	9,436
Cochlear Ltd.	179	12,647
Commonwealth Bank of Australia	2,398	172,240
Computershare Ltd.	619	6,085
Crown Resorts Ltd.	638	7,628
CSL Ltd.	697	50,237
Dexus Property Group REIT	1,698	10,482
Federation Centres REIT	3,779	8,800
Flight Centre Travel Group Ltd.	100	3,224
Fortescue Metals Group Ltd.	358	697
Goodman Group REIT	3,657	17,831
GPT Group REIT	3,199	11,749
Harvey Norman Holdings Ltd.	1,578	5,450
Healthscope Ltd.*	1,000	2,289
Iluka Resources Ltd.	777	4,772
Incitec Pivot Ltd.	2,638	8,390
Insurance Australia Group Ltd.	2,920	13,918
Leighton Holdings Ltd.	311	5,354
Lend Lease Group (a)	1,519	20,594
Macquarie Group Ltd.	339	19,300
Mirvac Group REIT	8,538	13,877
National Australia Bank Ltd.	2,758	81,679
Newcrest Mining Ltd.*	1,318	14,820
Novion Property Group REIT	5,978	11,491
Orica Ltd.	579	8,967
Origin Energy Ltd.	1,518	14,483
Qantas Airways Ltd.*	2,841	6,416
QBE Insurance Group Ltd.	1,718	17,438
Ramsay Health Care Ltd.	318	16,624
REA Group Ltd.	58	2,221
Rio Tinto Ltd.	620	31,205
Santos Ltd.	539	3,344
Scentre Group REIT	8,639	26,057
Seek Ltd.	550	7,431
Sonic Healthcare Ltd.	840	12,760
Stockland REIT	4,620	16,931
Suncorp Group Ltd.	1,797	19,630
Sydney Airport (a)	2,952	11,903
Tabcorp Holdings Ltd.	1,634	6,473
Tatts Group Ltd.	2,650	8,241
Telstra Corp. Ltd.	6,159	30,657
Toll Holdings Ltd.	758	5,295
TPG Telecom Ltd.	698	4,156
Transurban Group (a)	3,270	23,380
Treasury Wine Estates Ltd.	1,417	6,012
Wesfarmers Ltd.	1,437	49,238
Westfield Corp. REIT	3,857	29,566
Westpac Banking Corp.	4,297	127,592

Woodside Petroleum Ltd.	917	25,208
Woolworths Ltd.	1,759	42,210
WorleyParsons Ltd.	238	1,860

		1,455,708

Austria - 0.2%
Andritz AG	117	6,749
Erste Group Bank AG	498	13,052
Immofinanz AG*	2,293	6,997
OMV AG	218	6,281
Raiffeisen Bank International AG	313	4,729
Vienna Insurance Group AG Wiener Versicherung Gruppe	99	4,378
Voestalpine AG	180	7,036

		49,222

Belgium - 1.0%
Ageas	377	13,582
Anheuser-Busch InBev NV	1,239	157,644
Belgacom SA	297	11,172
Colruyt SA	32	1,498
Delhaize Group SA	117	10,498
Groupe Bruxelles Lambert SA	97	8,489
KBC Groep NV*	400	24,270
Solvay SA	98	14,564
Telenet Group Holding NV*	79	4,531
UCB SA	160	12,238
Umicore SA	178	7,769

		266,255

Bermuda - 0.0%
Seadrill Ltd.	579	6,684

Brazil - 1.2%
Ambev SA	7,420	47,938
B2W Cia Digital*	259	1,829
Banco Bradesco SA	1,199	15,771
Banco do Brasil SA	1,380	11,531
Banco Santander Brasil SA	1,497	7,451
BB Seguridade Participacoes SA	1,500	17,120
BM&F Bovespa SA	3,018	10,674
BR Malls Participacoes SA	1,000	5,957
BRF SA	1,037	23,536
CCR SA	1,000	5,872
Centrais Eletricas Brasileiras SA	397	748
CETIP SA - Mercados Organizados	477	5,780
Cia de Saneamento Basico do Estado de Sao Paulo	500	2,984
Cia Siderurgica Nacional SA	1,816	3,295
Cielo SA	900	14,175
Cosan SA Industria e Comercio	158	1,575
Cyrela Brazil Realty SA Empreendimentos e Participacoes	678	2,766
Duratex SA	891	2,382
Embraer SA	519	4,552
Estacio Participacoes SA	500	3,399
Fibria Celulose SA*	437	5,674
Hypermarcas SA*	500	3,364
JBS SA	1,037	4,574
Klabin SA	438	2,469
Kroton Educacional SA	1,960	7,174
Lojas Americanas SA	637	2,872
Lojas Renner SA	359	10,634
M Dias Branco SA	18	526
Natura Cosmeticos SA	292	2,892
Odontoprev SA	1,812	6,670
Petroleo Brasileiro SA	4,000	13,358
Qualicorp SA*	537	4,918
Raia Drogasil SA	340	3,413
Souza Cruz SA	658	5,878
Sul America SA	560	2,580
Tim Participacoes SA	1,398	5,870
Totvs SA	339	4,097
Ultrapar Participacoes SA	478	10,032
Vale SA	2,130	15,944
Via Varejo SA*	150	893
WEG SA	419	4,531

		307,698

Canada - 6.5%
Agnico Eagle Mines Ltd.	500	16,067
Alimentation Couche-Tard, Inc., Class B	1,000	38,589
ARC Resources Ltd.	500	9,659
Bank of Montreal	1,000	61,963
Bank of Nova Scotia	2,058	109,987
Barrick Gold Corp.	1,656	21,539
BCE, Inc.	500	21,882
BlackBerry Ltd.*	1,000	10,831
Bombardier, Inc., Class B	4,156	8,644
Brookfield Asset Management, Inc., Class A	1,000	54,276
CAE, Inc.	961	11,600
Cameco Corp.	500	7,719
Canadian Imperial Bank of Commerce	656	50,204
Canadian National Railway Co.	1,558	107,618
Canadian Natural Resources Ltd.	1,500	43,629
Canadian Oil Sands Ltd.	656	5,883
Canadian Utilities Ltd., Class A	500	16,619
Catamaran Corp.*	500	24,962
Cenovus Energy, Inc.	1,000	17,255
CGI Group, Inc., Class A*	500	20,922
CI Financial Corp.	656	18,429
Crescent Point Energy Corp.	500	12,339
Dollarama, Inc.	500	25,006
Eldorado Gold Corp.	1,312	7,567
Enbridge, Inc.	1,156	53,754
Encana Corp.	1,000	13,031
Enerplus Corp.	500	5,036
Finning International, Inc.	500	10,075
First Capital Realty, Inc.	656	10,306
First Quantum Minerals Ltd.	1,000	12,679
Fortis, Inc.	500	15,831
Franco-Nevada Corp.	100	5,276
Goldcorp, Inc.	1,156	25,458
Great-West Lifeco, Inc.	500	14,103
H&R Real Estate Investment Trust REIT	500	9,671
Husky Energy, Inc.	500	11,235
Imperial Oil Ltd.	500	19,294
Inter Pipeline Ltd.	500	13,279
Kinross Gold Corp.*	2,117	5,961
Loblaw Cos. Ltd.	442	22,554
Manulife Financial Corp.	2,500	43,536
New Gold, Inc.*	1,117	4,280
Pembina Pipeline Corp.	500	15,991
Peyto Exploration & Development Corp.	500	13,983
Potash Corp. of Saskatchewan, Inc.	1,312	47,071
Power Corp. of Canada	500	13,487
Power Financial Corp.	500	14,903
Restaurant Brands International, Inc.	400	17,682
Rogers Communications, Inc., Class B	500	17,683
Royal Bank of Canada	2,600	162,872
Shaw Communications, Inc., Class B	656	15,218
Silver Wheaton Corp.	500	10,799
SNC-Lavalin Group, Inc.	500	15,735
Sun Life Financial, Inc.	1,000	30,798
Suncor Energy, Inc.	2,000	60,043
Talisman Energy, Inc.	1,500	11,675
Teck Resources Ltd., Class B	1,000	16,063
TELUS Corp.	500	17,775
Toronto-Dominion Bank (The)	2,400	105,208
Tourmaline Oil Corp.*	500	15,543
TransAlta Corp.	500	4,712
TransCanada Corp.	1,000	43,828
Turquoise Hill Resources Ltd.*	3,500	10,947
Yamana Gold, Inc.	1,617	6,868

		1,687,432

Channel Islands - 0.1%
Friends Life Group Ltd.	1,877	11,913
Randgold Resources Ltd.	137	10,956

		22,869

Chile - 0.4%
AES Gener SA	817	436
Aguas Andinas SA, Class A	1,959	1,165
Banco de Chile	131,231	15,347
Banco de Credito e Inversiones	80	3,700
Banco Santander Chile	203,898	10,710
Cencosud SA	2,277	5,638
Cia Cervecerias Unidas SA	378	3,586
Colbun SA	8,727	2,454
Corpbanca SA	361,605	4,373
Empresa Nacional de Electricidad SA	3,318	4,991
Empresas CMPC SA	2,379	6,199
Empresas Copec SA	580	6,808
Enersis SA	22,098	7,271
ENTEL Chile SA	379	3,991
LATAM Airlines Group SA*	500	5,324
SACI Falabella	2,457	17,864
Vina Concha y Toro SA	197	393

		100,250

China - 4.0%
AAC Technologies Holdings, Inc.	1,000	6,621
Agricultural Bank of China Ltd., Class H	21,510	10,678
Air China Ltd., Class H	9,958	8,834
Aluminum Corp. of China Ltd., Class H*	5,278	2,559
Anhui Conch Cement Co. Ltd., Class H	2,000	6,795
Anta Sports Products Ltd.	59	119
AviChina Industry & Technology Co. Ltd., Class H	4,000	2,604
Bank of China Ltd., Class H	115,053	66,162
Bank of Communications Co. Ltd., Class H	15,016	12,952
BBMG Corp., Class H	4,297	3,762
Beijing Capital International Airport Co. Ltd., Class H	10,009	9,434
Belle International Holdings Ltd.	8,357	9,040
Byd Co. Ltd., Class H	1,000	4,358
China Cinda Asset Management Co. Ltd., Class H*	12,096	5,958
China CITIC Bank Corp. Ltd., Class H	10,237	7,761
China Communications Construction Co. Ltd., Class H	6,776	8,282
China Communications Services Corp. Ltd., Class H	10,000	4,590
China Construction Bank Corp., Class H	90,235	75,043
China Everbright Bank Co. Ltd., Class H	7,309	3,854
China Galaxy Securities Co. Ltd., Class H	3,477	4,147
China Gas Holdings Ltd.	1,709	2,657
China International Marine Containers Group Co. Ltd., Class H	1,442	2,733
China Life Insurance Co. Ltd., Class H	8,660	37,126
China Longyuan Power Group Corp., Class H	5,000	5,364
China Medical System Holdings Ltd.	500	828
China Mengniu Dairy Co. Ltd.	5,000	22,564
China Merchants Bank Co. Ltd., Class H	6,515	14,868
China Minsheng Banking Corp. Ltd., Class H	10,309	12,455
China National Building Material Co. Ltd., Class H	1,512	1,480
China Oilfield Services Ltd., Class H	498	756
China Pacific Insurance Group Co. Ltd., Class H	4,500	23,499
China Petroleum & Chemical Corp., Class H	40,772	34,170
China Railway Construction Corp. Ltd., Class H	3,000	3,663
China Resources Cement Holdings Ltd.	10,016	5,941
China Resources Enterprise Ltd.	1,298	2,708
China Resources Power Holdings Co. Ltd.	4,720	12,506
China Shenhua Energy Co. Ltd., Class H	4,479	11,723
China Shipping Container Lines Co. Ltd., Class H*	5,000	1,554
China Telecom Corp. Ltd., Class H	20,016	12,955
China Vanke Co. Ltd., Class H*	2,470	5,669
Chongqing Rural Commercial Bank Co. Ltd., Class H	5,056	3,149
CITIC Securities Co. Ltd., Class H	2,000	7,091
CNOOC Ltd.	24,067	34,569
Country Garden Holdings Co. Ltd.	17,180	6,845
Datang International Power Generation Co. Ltd., Class H	10,000	5,003
ENN Energy Holdings Ltd.	737	3,910
Fosun International Ltd.	6,800	10,995
GOME Electrical Appliances Holding Ltd.	20,016	2,710
Great Wall Motor Co. Ltd., Class H	1,880	11,975
Guangdong Investment Ltd.	10,009	12,892
Guangzhou Automobile Group Co. Ltd., Class H	9,039	8,671
Guangzhou R&F Properties Co. Ltd., Class H	8,620	10,025

Haitong Securities Co. Ltd., Class H	2,500	5,963
Hengan International Group Co. Ltd.	1,500	17,203
Huadian Power International Corp. Ltd., Class H	2,758	2,319
Huaneng Power International, Inc., Class H	10,009	12,583
Industrial & Commercial Bank of China Ltd., Class H	90,046	65,713
Jiangsu Expressway Co. Ltd., Class H	1,679	2,072
Kingsoft Corp. Ltd.	800	1,838
Lee & Man Paper Manufacturing Ltd.	5,000	2,579
Lenovo Group Ltd.	10,000	15,421
Longfor Properties Co. Ltd.	4,256	5,597
New China Life Insurance Co. Ltd., Class H	300	1,727
Nine Dragons Paper Holdings Ltd.	3,498	2,269
People’s Insurance Co. (Group) of China Ltd., Class H	10,000	5,170
PetroChina Co. Ltd., Class H	30,016	34,831
PICC Property & Casualty Co. Ltd., Class H	8,739	18,727
Ping An Insurance Group Co. of China Ltd., Class H	2,656	29,537
Semiconductor Manufacturing International Corp.*	9,516	834
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	6,159	5,074
Shanghai Electric Group Co. Ltd., Class H	5,180	3,079
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	300	998
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,538	3,213
Shimao Property Holdings Ltd.	3,133	6,649
Sihuan Pharmaceutical Holdings Group Ltd.	4,498	2,679
Sino Biopharmaceutical Ltd.	6,000	5,702
Sino-Ocean Land Holdings Ltd.	3,960	2,471
Sinopec Engineering Group Co. Ltd., Class H	5,758	4,670
Sinopec Shanghai Petrochemical Co. Ltd., Class H	17,876	6,108
Sinopharm Group Co. Ltd., Class H	1,500	5,251
Soho China Ltd.	13,240	9,474
Sun Art Retail Group Ltd.	7,337	6,584
Tencent Holdings Ltd.	5,800	101,630
Tingyi Cayman Islands Holding Corp.	597	1,501
Tsingtao Brewery Co. Ltd., Class H	999	6,318
Uni-President China Holdings Ltd.	5,000	3,933
Want Want China Holdings Ltd.	15,016	16,554
Weichai Power Co. Ltd., Class H	753	3,058
Yanzhou Coal Mining Co. Ltd., Class H	917	757
Zhejiang Expressway Co. Ltd., Class H	6,820	8,389
Zhuzhou CSR Times Electric Co. Ltd., Class H	1,000	5,634
Zijin Mining Group Co. Ltd., Class H	21,496	6,375
ZTE Corp., Class H	1,500	3,342

		1,030,433

Colombia - 0.1%
Almacenes Exito SA	417	4,120
Cementos Argos SA	817	2,928
Corp. Financiera Colombiana SA	218	3,270
Grupo Argos SA	379	2,880
Grupo de Inversiones Suramericana SA	478	6,700

		19,898

Czech Republic - 0.1%
CEZ AS	200	5,048
Komercni Banka AS	57	12,287

		17,335

Denmark - 1.2%
A.P. Moeller - Maersk A/S, Class A	2	4,451
A.P. Moeller - Maersk A/S, Class B	18	41,488
Carlsberg A/S, Class B	139	11,892
Coloplast A/S, Class B	158	12,617
Danske Bank A/S	997	26,404
DSV A/S	258	8,334
Novo Nordisk A/S, Class B	2,997	143,684
Novozymes A/S, Class B	319	15,475
Pandora A/S	178	16,243
TDC A/S	1,099	8,694
Tryg A/S	20	2,488
Vestas Wind Systems A/S*	331	13,953
William Demant Holding A/S*	39	3,199

		308,922

Egypt - 0.1%
Commercial International Bank Egypt SAE	3,140	22,733
Global Telecom Holding SAE*	2,360	1,169
Talaat Moustafa Group	7,318	10,195

		34,097

Finland - 0.7%
Elisa OYJ	237	6,447
Fortum OYJ	640	14,582
Kone OYJ, Class B	437	20,138
Metso OYJ	235	7,561
Neste Oil OYJ	197	5,134
Nokia OYJ	5,732	46,087
Nokian Renkaat OYJ	200	5,920
Orion OYJ, Class B	137	4,460
Sampo OYJ, Class A	578	29,171
Stora Enso OYJ, Class R	778	7,470
UPM-Kymmene OYJ	739	13,868
Wartsila OYJ Abp	219	9,928

		170,766

France - 6.7%
Accor SA	219	11,475
Aeroports de Paris	57	6,946
Air Liquide SA	460	60,793
Airbus Group NV	810	50,153
Alcatel-Lucent*	4,370	17,101
Alstom SA*	370	12,235
Arkema SA	117	8,762
AtoS	120	8,550
AXA SA	2,398	60,888
BNP Paribas SA	1,418	82,657
Bollore SA	500	2,744
Bouygues SA	237	9,396
Bureau Veritas SA	319	7,518
Cap Gemini SA	218	17,630
Carrefour SA	740	24,483
Casino Guichard-Perrachon SA	59	5,553
Christian Dior SE	79	15,325
Cie de Saint-Gobain	600	27,015
Cie Generale des Etablissements Michelin	278	26,748
CNP Assurances	237	3,929
Credit Agricole SA	1,238	17,414
Danone SA	760	53,010
Dassault Systemes SA	197	13,785
Edenred	297	8,103
Electricite de France	358	9,895
Essilor International SA	297	34,715
Eurazeo SA	57	4,203
Eutelsat Communications SA	238	8,132
Fonciere des Regions REIT	38	3,929
GDF Suez	1,920	42,703
Gecina SA REIT	57	7,492
Groupe Eurotunnel SE	660	9,025
Hermes International	21	6,776
ICADE REIT	60	5,377
Iliad SA	40	10,387
Imerys SA	59	4,426
JCDecaux SA	119	4,408
Kering	99	20,163
Klepierre REIT	178	8,703
Lafarge SA	259	19,227
Lagardere SCA	275	7,906
Legrand SA	358	19,791
L’Oreal SA	277	50,293
LVMH Moet Hennessy Vuitton SE	380	69,696
Natixis SA	1,357	9,825
Numericable-SFR SAS*	179	11,097
Orange SA	2,518	45,929
Pernod Ricard SA	280	33,198
Peugeot SA*	577	9,663
Publicis Groupe SA	277	22,588
Remy Cointreau SA	39	2,864
Renault SA	278	26,707
Rexel SA	398	7,776
Safran SA	360	25,340
Sanofi	1,719	168,703
Schneider Electric SE	699	56,304
SCOR SE	199	6,560
Societe BIC SA	40	5,985

Societe Generale SA	994	45,956
Sodexo	99	9,977
Suez Environnement Co.	437	7,797
Technip SA	139	9,056
Thales SA	132	7,594
Total SA	3,077	166,087
Unibail-Rodamco SE REIT	158	45,546
Valeo SA	119	17,911
Vallourec SA	200	4,745
Veolia Environnement	558	10,865
Vinci SA	660	39,159
Vivendi SA*	1,699	41,476
Wendel SA	57	6,943
Zodiac Aerospace	237	8,529

		1,753,640

Germany - 6.2%
adidas AG	298	23,153
Allianz SE	680	113,838
Axel Springer SE	77	4,967
BASF SE	1,398	133,993
Bayer AG	1,178	174,073
Bayerische Motoren Werke AG	478	60,444
Beiersdorf AG	117	10,164
Brenntag AG	199	11,635
Celesio AG	99	3,057
Commerzbank AG*	1,319	17,793
Continental AG	160	38,191
Daimler AG	1,497	144,922
Deutsche Annington Immobilien SE	380	14,660
Deutsche Bank AG (b)	1,797	59,071
Deutsche Boerse AG	258	21,047
Deutsche Lufthansa AG	340	4,984
Deutsche Post AG	1,340	45,630
Deutsche Telekom AG	4,340	80,960
Deutsche Wohnen AG	358	9,869
E.ON SE	2,579	41,688
Fraport AG Frankfurt Airport Services Worldwide	59	3,563
Fresenius Medical Care AG & Co. KGaA	299	24,482
Fresenius SE & Co. KGaA	518	29,667
GEA Group AG	257	12,712
Hannover Rueck SE	77	7,423
HeidelbergCement AG	197	15,681
Henkel AG & Co. KGaA	118	12,414
Hugo Boss AG	57	7,335
Infineon Technologies AG	1,417	16,404
K+S AG	240	7,742
Kabel Deutschland Holding AG*	39	5,412
LANXESS AG	157	8,088
Linde AG	257	52,285
MAN SE	19	2,037
Merck KGaA	160	16,508
Metro AG	158	5,289
Muenchener Rueckversicherungs-Gesellschaft AG	219	45,461
OSRAM Licht AG	137	6,283
ProSiebenSat.1 Media AG	338	16,603
RWE AG	638	17,838
SAP SE	1,440	101,262
Siemens AG	1,157	129,240
Symrise AG	178	11,322
Telefonica Deutschland Holding AG*	378	2,079
ThyssenKrupp AG	600	15,973
TUI AG	302	5,488
United Internet AG	178	7,983
Volkswagen AG	77	19,073

		1,619,786

Greece - 0.1%
Alpha Bank AE*	877	363
Eurobank Ergasias SA*	5,297	812
FF Group*	59	1,868
Hellenic Telecommunications Organization SA*	437	4,352
JUMBO SA	201	2,294
National Bank of Greece SA*	1,418	2,126

OPAP SA	159	1,464
Piraeus Bank SA*	1,298	825
Titan Cement Co. SA	60	1,517

		15,621

Hong Kong - 3.3%
AIA Group Ltd.	15,016	88,383
Alibaba Health Information Technology Ltd.*	2,657	1,816
ASM Pacific Technology Ltd.	500	5,074
Bank of East Asia Ltd. (The)	1,500	6,170
Beijing Enterprises Holdings Ltd.	1,500	11,140
Beijing Enterprises Water Group Ltd.*	7,497	4,659
BOC Hong Kong (Holdings) Ltd.	4,500	15,869
Brilliance China Automotive Holdings Ltd.	7,300	14,326
Cheung Kong (Holdings) Ltd.	2,758	54,585
China Everbright International Ltd.	5,000	6,975
China Mobile Ltd.	12,537	170,376
China Overseas Land & Investment Ltd.	10,009	30,521
China Resources Gas Group Ltd.	1,978	4,892
China South City Holdings Ltd.	16,959	5,357
China Taiping Insurance Holdings Co. Ltd.*	1,560	5,431
China Unicom (Hong Kong) Ltd.	10,016	16,866
CLP Holdings Ltd.	2,500	22,483
Far East Horizon Ltd.	5,000	4,661
Franshion Properties China Ltd.	14,450	4,248
Galaxy Entertainment Group Ltd.	3,278	16,652
GCL-Poly Energy Holdings Ltd.*	10,009	2,400
Geely Automobile Holdings Ltd.	3,438	1,538
Hanergy Thin Film Power Group Ltd.*	17,933	10,451
Hang Lung Properties Ltd.	5,000	14,183
Hang Seng Bank Ltd.	1,000	18,232
Henderson Land Development Co. Ltd.	1,314	8,979
HKT Trust and HKT Ltd. (a)	1,279	1,695
Hong Kong and China Gas Co. Ltd.	10,599	23,915
Hong Kong Exchanges & Clearing Ltd.	1,500	34,619
Hutchison Whampoa Ltd.	3,599	49,281
Kerry Properties Ltd.	1,000	3,339
Kingboard Chemical Holdings Ltd.	500	864
Kunlun Energy Co. Ltd.	10,009	9,847
Li & Fung Ltd.	10,000	10,225
Link REIT (The)	3,000	19,147
MGM China Holdings Ltd.	1,500	3,474
MTR Corp. Ltd.	1,000	4,642
New World China Land Ltd.	8,239	5,396
New World Development Co. Ltd.	2,234	2,636
Noble Group Ltd.	18,000	12,877
PCCW Ltd.	5,000	3,191
Power Assets Holdings Ltd.	2,000	20,578
Sino Land Co. Ltd.	10,009	16,364
SJM Holdings Ltd.	5,000	7,233
Sun Hung Kai Properties Ltd.	3,180	49,858
Swire Pacific Ltd., Class A	1,000	13,667
Swire Properties Ltd.	1,000	3,320
Techtronic Industries Co. Ltd.	1,602	5,546
Wharf Holdings Ltd. (The)	417	3,040
Yue Yuen Industrial (Holdings) Ltd.	500	1,941
Yuexiu Property Co. Ltd.	28,818	5,796

		858,758

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC	80	3,544
OTP Bank PLC	377	5,968
Richter Gedeon Nyrt	738	10,716

		20,228

India - 1.0%
Dr. Reddy’s Laboratories Ltd., ADR	500	26,340
ICICI Bank Ltd., ADR	4,000	46,600
Infosys Ltd., ADR	1,000	36,710
Larsen & Toubro Ltd., GDR	1,356	39,188
Reliance Industries Ltd., GDR, 144A	1,500	41,850
Tata Motors Ltd., ADR	656	32,288
Wipro Ltd., ADR	2,500	34,450

		257,426

Indonesia - 0.7%
PT Adaro Energy Tbk	33,028	2,453
PT Astra Agro Lestari Tbk	2,000	3,814
PT Astra International Tbk	25,016	15,193
PT Bank Central Asia Tbk	18,016	19,654
PT Bank Danamon Indonesia Tbk	12,338	4,582
PT Bank Mandiri Persero Tbk	9,500	8,820
PT Bank Negara Indonesia Persero Tbk	9,000	4,787
PT Bank Rakyat Indonesia Persero Tbk	14,516	14,460
PT Bumi Serpong Damai Tbk	18,396	3,160
PT Charoen Pokphand Indonesia Tbk	8,500	2,489
PT Global Mediacom Tbk	12,516	1,951
PT Gudang Garam Tbk	1,000	4,133
PT Indo Tambangraya Megah Tbk	500	654
PT Indocement Tunggal Prakarsa Tbk	2,500	4,652
PT Indofood CBP Sukses Makmur Tbk	2,500	2,766
PT Indofood Sukses Makmur Tbk	5,000	2,863
PT Jasa Marga Persero Tbk	5,000	2,747
PT Kalbe Farma Tbk	32,016	4,471
PT Lippo Karawaci Tbk	45,030	4,111
PT Matahari Department Store Tbk	4,098	5,660
PT Media Nusantara Citra Tbk	8,500	2,072
PT Perusahaan Gas Negara Persero Tbk	16,516	6,645
PT Semen Indonesia Persero Tbk	5,000	5,754
PT Surya Citra Media Tbk	10,516	2,970
PT Tambang Batubara Bukit Asam Persero Tbk	4,519	3,732
PT Telekomunikasi Indonesia Persero Tbk	68,030	15,448
PT Tower Bersama Infrastructure Tbk	5,500	3,947
PT Unilever Indonesia Tbk	4,000	11,141
PT United Tractors Tbk	2,000	3,211
PT XL Axiata Tbk	8,500	3,153

		171,493

Ireland - 0.6%
Bank of Ireland*	32,575	12,394
CRH PLC	818	23,173
Experian PLC	1,377	25,468
James Hardie Industries PLC CDI §	717	8,482
Kerry Group PLC, Class A	180	13,093
Shire PLC	798	64,988

		147,598

Israel - 0.5%
Bank Hapoalim BM	1,958	8,877
Bank Leumi Le-Israel BM*	3,080	10,701
Bezeq The Israeli Telecommunication Corp. Ltd.	3,919	6,285
Delek Group Ltd.	13	3,081
Israel Chemicals Ltd.	1,399	9,781
Israel Corp. Ltd. (The)	16	5,443
Mizrahi Tefahot Bank Ltd.*	360	3,737
NICE Systems Ltd.	142	8,235
Teva Pharmaceutical Industries Ltd.	1,180	66,206

		122,346

Italy - 1.4%
Assicurazioni Generali SpA	1,560	32,121
Atlantia SpA	618	16,280
Banca Monte dei Paschi di Siena SpA*	5,877	4,051
Banco Popolare SC*	440	6,785
Enel Green Power SpA	2,779	5,946
Enel SpA	9,057	41,737
Eni SpA	3,278	61,186
EXOR SpA	117	5,210
Finmeccanica SpA*	614	7,434
Intesa Sanpaolo SpA	15,916	53,147
Intesa Sanpaolo SpA-RSP	1,180	3,565
Luxottica Group SpA	198	12,220
Mediobanca SpA	895	8,248
Pirelli & C. SpA	438	6,710
Prysmian SpA	278	5,562
Saipem SpA*	379	3,896
Snam SpA	2,897	14,660
Telecom Italia SpA*	13,818	16,483

Telecom Italia SpA-RSP	8,579	8,405
Terna Rete Elettrica Nazionale SpA	2,318	10,454
UniCredit SpA	5,957	39,630
Unione di Banche Italiane SCpA	1,159	9,092
UnipolSai SpA	1,399	4,124

		376,946

Japan - 15.2%
Acom Co. Ltd.*	1,800	5,778
Aeon Co. Ltd.	1,900	20,322
AISIN SEIKI Co. Ltd.	100	3,682
Amada Co. Ltd.	200	1,891
Asahi Group Holdings Ltd.	1,800	55,621
ASICS Corp.	200	5,233
Astellas Pharma, Inc.	3,800	60,387
Bandai Namco Holdings, Inc.	100	1,815
Bridgestone Corp.	1,800	68,976
Brother Industries Ltd.	300	5,056
Canon, Inc.	1,900	61,769
Casio Computer Co. Ltd.	300	5,251
Central Japan Railway Co.	100	18,600
Chubu Electric Power Co., Inc.*	1,800	22,179
Chugai Pharmaceutical Co. Ltd.	100	3,047
Chugoku Electric Power Co., (The), Inc.	100	1,317
Citizen Holdings Co. Ltd.	1,800	13,648
Credit Saison Co. Ltd.	100	1,903
Daihatsu Motor Co. Ltd.	100	1,431
Dai-ichi Life Insurance Co. Ltd. (The)	2,000	30,236
Daiichi Sankyo Co. Ltd.	1,800	28,168
Daikin Industries Ltd.	200	13,036
Daiwa Securities Group, Inc.	1,000	8,066
DENSO Corp.	100	4,696
Dentsu, Inc.	100	4,355
East Japan Railway Co.	200	16,777
Eisai Co. Ltd.	100	5,218
FANUC Corp.	200	38,362
Fuji Heavy Industries Ltd.	1,700	57,711
FUJIFILM Holdings Corp.	200	6,892
Fujitsu Ltd.	2,000	12,053
GungHo Online Entertainment, Inc.	100	343
Hino Motors Ltd.	300	4,569
Hitachi Ltd.	17,100	116,930
Hokuhoku Financial Group, Inc.	17,400	41,164
Hokuriku Electric Power Co.	100	1,333
Honda Motor Co. Ltd.	2,000	66,031
Hoya Corp.	1,100	44,391
Hulic Co. Ltd.	1,800	19,651
INPEX Corp.	1,900	22,530
Isetan Mitsukoshi Holdings Ltd.	1,800	27,521
Isuzu Motors Ltd.	100	1,452
ITOCHU Corp.	2,000	22,403
Iyo Bank Ltd. (The)	1,900	23,666
Japan Exchange Group, Inc.	200	5,634
Japan Retail Fund Investment Corp. REIT	3	6,433
Japan Tobacco, Inc.	1,900	59,911
JFE Holdings, Inc.	1,800	44,953
JSR Corp.	100	1,830
JTEKT Corp.	1,100	17,241
JX Holdings, Inc.	3,800	15,403
Kakaku.com, Inc.	100	1,659
Kansai Electric Power Co., (The), Inc.*	1,900	17,050
Kao Corp.	1,800	80,502
Kawasaki Heavy Industries Ltd.	2,000	9,480
KDDI Corp.	1,300	90,090
Keihan Electric Railway Co. Ltd.	1,000	6,295
Kintetsu Corp.	1,000	3,879
Kobe Steel Ltd.	1,000	1,973
Komatsu Ltd.	1,900	39,541
Konica Minolta, Inc.	1,800	18,357
Kubota Corp.	1,000	16,255
Kuraray Co. Ltd.	1,800	24,752
Kyocera Corp.	100	5,050
Kyushu Electric Power Co., Inc.*	1,800	15,544
LIXIL Group Corp.	200	4,765

Marubeni Corp.	5,800	35,636
Marui Group Co. Ltd.	1,800	21,081
Mazda Motor Corp.	1,800	38,460
Medipal Holdings Corp.	100	1,271
Minebea Co. Ltd.	100	1,510
Mitsubishi Chemical Holdings Corp.	3,800	21,153
Mitsubishi Corp.	2,000	39,967
Mitsubishi Electric Corp.	2,000	23,423
Mitsubishi Heavy Industries Ltd.	2,000	11,080
Mitsubishi Motors Corp.	1,800	15,935
Mitsubishi Tanabe Pharma Corp.	100	1,684
Mitsubishi UFJ Financial Group, Inc.	20,000	130,023
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,700	17,878
Mitsui & Co. Ltd.	3,700	51,421
Mixi, Inc.	100	3,674
Mizuho Financial Group, Inc.	35,900	66,173
MS&AD Insurance Group Holdings, Inc.	1,800	49,700
Murata Manufacturing Co. Ltd.	200	24,652
NEC Corp.	2,000	6,086
Nidec Corp.	300	20,243
Nikon Corp.	100	1,292
Nippon Building Fund, Inc. REIT	1	5,016
Nippon Paint Holdings Co. Ltd.	200	6,938
Nippon Steel & Sumitomo Metal Corp.	19,000	50,476
Nippon Telegraph & Telephone Corp.	100	6,203
Nippon Yusen KK	1,000	3,001
Nissan Motor Co. Ltd.	3,900	41,209
Nisshin Seifun Group, Inc.	1,850	22,084
Nitto Denko Corp.	200	12,673
Nomura Holdings, Inc.	5,700	35,022
Nomura Research Institute Ltd.	100	3,498
NTT DOCOMO, Inc.	2,000	35,519
NTT Urban Development Corp.	1,900	19,457
Olympus Corp.*	200	7,248
Omron Corp.	200	8,828
ORIX Corp.	2,000	28,364
Osaka Gas Co. Ltd.	1,000	4,125
Otsuka Holdings Co. Ltd.	100	2,996
Panasonic Corp.	3,800	47,490
Park24 Co. Ltd.	100	1,886
Rakuten, Inc.	1,900	31,639
Recruit Holdings Co. Ltd.*	100	3,131
Resona Holdings, Inc.	4,000	22,457
Ricoh Co. Ltd.	1,800	17,883
SBI Holdings, Inc.	300	3,739
Secom Co. Ltd.	100	6,225
Sega Sammy Holdings, Inc.	100	1,521
Seiko Epson Corp.	200	7,348
Sekisui House Ltd.	1,800	24,263
Seven & I Holdings Co. Ltd.	1,900	72,641
Seven Bank Ltd.	3,700	17,939
Shikoku Electric Power Co., Inc.*	100	1,285
Shin-Etsu Chemical Co. Ltd.	1,800	123,431
Shinsei Bank Ltd.	1,000	1,923
Shionogi & Co. Ltd.	200	5,877
Shiseido Co. Ltd.	1,800	31,501
Showa Shell Sekiyu KK	100	958
SoftBank Corp.	1,900	117,010
Sompo Japan Nipponkoa Holdings, Inc.	100	3,111
Sony Corp.	1,900	54,232
Sumitomo Chemical Co. Ltd.	1,000	4,673
Sumitomo Corp.	1,900	20,886
Sumitomo Dainippon Pharma Co. Ltd.	100	1,091
Sumitomo Electric Industries Ltd.	1,800	23,338
Sumitomo Mitsui Financial Group, Inc.	2,000	79,574
Sumitomo Mitsui Trust Holdings, Inc.	18,000	74,558
Sumitomo Rubber Industries Ltd.	100	1,729
Suzuki Motor Corp.	100	3,160
T&D Holdings, Inc.	1,800	23,376
Taisei Corp.	1,000	6,036
Takeda Pharmaceutical Co. Ltd.	1,800	92,133
TDK Corp.	100	7,039
Terumo Corp.	1,800	49,655
Tohoku Electric Power Co., Inc.	1,800	21,081

Tokio Marine Holdings, Inc.	1,800	65,462
Tokyo Electric Power Co., Inc.*	2,300	9,017
Tokyo Electron Ltd.	200	15,030
Tokyo Gas Co. Ltd.	1,000	6,087
Tokyu Fudosan Holdings Corp.	3,800	25,953
Toray Industries, Inc.	1,000	8,302
Toshiba Corp.	11,000	45,462
Toyo Seikan Group Holdings Ltd.	100	1,370
Toyota Industries Corp.	100	5,643
Toyota Motor Corp.	4,100	276,349
Toyota Tsusho Corp.	300	8,314
Trend Micro, Inc.	100	3,402
United Urban Investment Corp. REIT	18	29,221
USS Co. Ltd.	1,800	31,809
West Japan Railway Co.	200	11,396
Yahoo Japan Corp.	2,000	8,042
Yamada Denki Co. Ltd.	2,000	8,677
Yamaha Corp.	100	1,694
Yamaha Motor Co. Ltd.	100	2,484
Yamato Holdings Co. Ltd.	1,800	42,132
Yokogawa Electric Corp.	100	1,060

		3,949,781

Luxembourg - 0.2%
Altice SA*	140	13,959
ArcelorMittal	1,258	13,754
Millicom International Cellular SA SDR	80	5,585
RTL Group SA	60	5,942
SES SA FDR	420	14,476
Tenaris SA	598	8,559

		62,275

Macau - 0.1%
Sands China Ltd.	3,500	15,975
Wynn Macau Ltd.	2,000	5,248

		21,223

Malaysia - 1.0%
Alliance Financial Group Bhd	4,000	5,350
AMMB Holdings Bhd	3,900	6,915
Astro Malaysia Holdings Bhd	5,700	5,172
Axiata Group Bhd	100	199
Berjaya Sports Toto Bhd	7,718	7,196
British American Tobacco Malaysia Bhd	100	1,917
Bumi Armada Bhd	1,750	554
CIMB Group Holdings Bhd	3,900	6,439
Dialog Group Bhd	7,810	3,532
DiGi.Com Bhd	7,800	13,743
Felda Global Ventures Holdings Bhd	5,900	3,798
Genting Malaysia Bhd	7,700	8,781
Genting Plantations Bhd	1,800	5,194
Hong Leong Bank Bhd	3,000	11,953
Hong Leong Financial Group Bhd	2,000	9,334
IHH Healthcare Bhd	5,800	8,964
IJM Corp. Bhd	1,900	3,785
IOI Corp. Bhd	5,700	7,449
Kuala Lumpur Kepong Bhd	1,800	11,337
Lafarge Malaysia Bhd	2,000	5,605
Malayan Banking Bhd	9,800	25,017
Malaysia Airports Holdings Bhd	1,900	3,875
Maxis Bhd	5,800	11,346
MISC Bhd	1,800	4,205
Petronas Chemicals Group Bhd	3,900	5,919
Petronas Dagangan Bhd	1,800	9,779
Petronas Gas Bhd	1,900	12,157
PPB Group Bhd	100	405
Public Bank Bhd	3,800	19,316
Sime Darby Bhd	3,800	9,837
Telekom Malaysia Bhd	3,800	7,507
Tenaga Nasional Bhd	2,300	9,394
UMW Holdings Bhd	2,000	6,149
YTL Corp. Bhd	7,700	3,525
YTL Power International Bhd	10,965	4,777

		260,425

Mexico - 1.0%
Alfa SAB de CV, Class A*	3,797	8,239
America Movil SAB de CV, Series L	46,570	49,916
Arca Continental SAB de CV*	500	3,175
Cemex SAB de CV*	15,156	15,382
Coca-Cola Femsa SAB de CV, Series L	500	4,324
Controladora Comercial Mexicana SAB de CV	500	1,606
El Puerto de Liverpool SAB de CV, Series C1*	500	5,657
Fibra Uno Administracion SA de CV REIT	3,000	8,427
Fomento Economico Mexicano SAB de CV*	3,000	28,685
Fresnillo PLC (c)	373	4,728
Genomma Lab Internacional SAB de CV, Class B*	2,877	3,145
Gentera SAB de CV*	1,500	2,880
Grupo Aeroportuario del Sureste SAB de CV, Class B*	159	2,184
Grupo Bimbo SAB de CV, Series A*	2,000	5,657
Grupo Carso SAB de CV, Series A1	497	2,247
Grupo Comercial Chedraui SA de CV*	500	1,640
Grupo Financiero Banorte SAB de CV, Class O	3,669	19,956
Grupo Financiero Inbursa SAB de CV, Class O	4,500	12,655
Grupo Financiero Santander Mexico SAB de CV, Class B	2,675	5,910
Grupo Mexico SAB de CV, Series B	5,500	16,661
Grupo Televisa SAB, Series CPO*	4,000	27,228
Industrias Penoles SAB de CV	379	8,067
Kimberly-Clark de Mexico SAB de CV, Class A	2,000	4,080
Mexichem SAB de CV	1,500	4,379
Minera Frisco SAB de CV, Class A1*	1,212	1,616
OHL Mexico SAB de CV*	839	1,734
Wal-Mart de Mexico SAB de CV, Series V	7,500	18,384

		268,562

Netherlands - 3.1%
Aegon NV	2,299	17,803
Akzo Nobel NV	340	25,263
ASML Holding NV	511	55,245
Delta Lloyd NV	240	4,356
Gemalto NV	118	9,579
Heineken Holding NV	138	9,601
Heineken NV	319	24,931
ING Groep NV*	5,198	77,683
Koninklijke Ahold NV	1,018	19,098
Koninklijke Boskalis Westminster NV	158	7,342
Koninklijke DSM NV	237	13,234
Koninklijke KPN NV	4,438	15,157
Koninklijke Philips NV	1,359	40,711
Koninklijke Vopak NV	98	5,154
OCI NV*	162	6,880
QIAGEN NV*	259	6,514
Randstad Holding NV	197	11,607
Reed Elsevier NV	1,057	26,259
Royal Dutch Shell PLC, Class A	5,579	182,427
Royal Dutch Shell PLC, Class B	3,578	121,830
TNT Express NV	760	4,644
Unilever NV	2,499	108,783
Wolters Kluwer NV	460	14,920

		809,021

New Zealand - 0.2%
Auckland International Airport Ltd.	4,210	13,852
Contact Energy Ltd.	2,929	13,692
Fletcher Building Ltd.	1,179	7,705
Meridian Energy Ltd.	3,692	6,060
Ryman Healthcare Ltd.	1,618	9,950
Spark New Zealand Ltd.	2,997	7,413

		58,672

Norway - 0.5%
DNB ASA	1,517	24,696
Gjensidige Forsikring ASA	358	6,239
Norsk Hydro ASA	1,900	10,856
Orkla ASA	1,240	9,737
Statoil ASA	1,498	28,236
Telenor ASA	1,160	23,272
Yara International ASA	279	15,358

		118,394

Peru - 0.1%
Cia de Minas Buenaventura SA, Class B, ADR	440	5,095
Southern Copper Corp.	515	15,332

		20,427

Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	5,170	6,666
Aboitiz Power Corp.	5,800	5,841
Alliance Global Group, Inc.	3,700	1,997
Ayala Corp.	400	6,505
Ayala Land, Inc.	9,900	8,140
Bank of the Philippine Islands	2,570	5,622
BDO Unibank, Inc.	2,380	5,992
DMCI Holdings Inc.	3,200	1,147
Energy Development Corp.	10,000	2,007
International Container Terminal Services, Inc.	1,990	5,060
JG Summit Holdings, Inc.	1,000	1,520
Jollibee Foods Corp.	990	4,935
Megaworld Corp.	17,100	2,121
Metro Pacific Investments Corp.	13,800	1,690
Metropolitan Bank & Trust Co.	1,600	3,359
SM Investments Corp.	370	7,385
SM Prime Holdings, Inc.	15,800	7,081
Universal Robina Corp.	1,980	9,790

		86,858

Poland - 0.6%
Alior Bank SA*	258	5,762
Bank Handlowy w Warszawie SA	80	2,284
Bank Millennium SA	619	1,177
Bank Pekao SA	299	14,967
Bank Zachodni WBK SA	157	14,189
Cyfrowy Polsat SA	4,470	29,037
Enea SA	399	1,745
LPP SA	11	21,454
mBank	12	1,480
Orange Polska SA	958	2,551
PGE SA	2,411	13,477
Polski Koncern Naftowy Orlen SA	279	4,110
Polskie Gornictwo Naftowe i Gazownictwo SA	3,220	4,369
Powszechna Kasa Oszczednosci Bank Polski SA	1,697	14,924
Powszechny Zaklad Ubezpieczen SA	118	15,557
Tauron Polska Energia SA	1,554	2,054

		149,137

Portugal - 0.1%
Banco Comercial Portugues SA, Class R*	48,049	4,474
Banco Espirito Santo SA*	587	—
EDP - Energias de Portugal SA	3,318	13,092
Galp Energia SGPS SA	460	5,408
Jeronimo Martins SGPS SA	317	3,748

		26,722

Qatar - 0.1%
Industries Qatar QSC	136	5,789
Masraf Al Rayan	500	6,605
Qatar Electricity & Water Co.	58	3,034
Qatar Islamic Bank SAQ	37	1,054
Qatar National Bank SAQ	219	12,228
Vodafone Qatar	279	1,359

		30,069

Russia - 0.6%
Gazprom OAO, ADR	2,000	9,980
Lukoil OAO, ADR	500	24,200
Magnit PJSC, GDR	497	23,692
MegaFon OAO, GDR	517	9,104
MMC Norilsk Nickel OJSC, ADR	1,000	18,300
Mobile TeleSystems OJSC, ADR	1,500	14,850
NovaTek OAO, GDR	217	18,195
Rosneft Oil Co. OJSC, GDR	3,000	12,960
Severstal PAO, GDR	500	5,635

Sistema JSFC, GDR	79	561
Surgutneftegas OJSC, ADR	2,000	11,110
VTB Bank OJSC, GDR	4,500	9,900

		158,487

Singapore - 1.0%
Ascendas Real Estate Investment Trust REIT	5,600	10,149
CapitaCommercial Trust REIT	11,200	14,505
CapitaLand Ltd.	7,000	18,439
CapitaMall Trust REIT	5,400	8,360
ComfortDelGro Corp. Ltd.	7,100	15,316
DBS Group Holdings Ltd.	3,800	54,567
Genting Singapore PLC	13,800	9,974
Global Logistic Properties Ltd.	3,800	7,222
Golden Agri-Resources Ltd.	3,800	1,129
Hutchison Port Holdings Trust, Class U	10,000	6,950
Kenon Holdings Ltd.*	7	126
Keppel Corp. Ltd.	2,100	13,483
Oversea-Chinese Banking Corp. Ltd.	3,800	29,221
Singapore Technologies Engineering Ltd.	5,000	12,877
Singapore Telecommunications Ltd.	13,800	42,731
Wilmar International Ltd.	3,800	9,034

		254,083

South Africa - 0.4%
AngloGold Ashanti Ltd., ADR*	1,000	11,270
Gold Fields Ltd., ADR	2,000	9,300
Impala Platinum Holdings Ltd., ADR*	2,461	15,283
MTN Group Ltd., ADR	1,812	32,145
Sasol Ltd., ADR	1,000	36,430

		104,428

South Korea - 3.1%
Amorepacific Corp.	1	2,601
AMOREPACIFIC Group	1	1,217
BS Financial Group, Inc.	358	4,860
Celltrion, Inc.*	178	10,599
Cheil Worldwide, Inc.*	200	3,808
CJ CheilJedang Corp.	18	5,863
CJ Corp.	20	3,162
Coway Co. Ltd.	118	9,268
Daelim Industrial Co. Ltd.	39	2,303
Daewoo International Corp.	58	1,533
Daewoo Securities Co. Ltd.	58	563
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	158	2,915
DGB Financial Group, Inc.	378	3,995
Dongbu Insurance Co. Ltd.	158	7,630
Doosan Corp.	1	109
Doosan Heavy Industries & Construction Co. Ltd.	39	1,032
Doosan Infracore Co. Ltd.*	58	682
E-Mart Co. Ltd.	40	7,817
GS Engineering & Construction Corp.*	97	2,678
GS Holdings	40	1,613
Halla Visteon Climate Control Corp.	119	4,646
Hana Financial Group, Inc.	400	10,970
Hankook Tire Co. Ltd.	140	6,123
Hanwha Chemical Corp.	420	5,396
Hanwha Corp.	140	3,903
Hanwha Life Insurance Co. Ltd.	800	5,693
Hite Jinro Co. Ltd.	138	2,873
Hotel Shilla Co. Ltd.	18	1,624
Hyosung Corp.	80	5,336
Hyundai Department Store Co. Ltd.	38	4,639
Hyundai Development Co.-Engineering & Construction	58	2,642
Hyundai Engineering & Construction Co. Ltd.	78	3,511
Hyundai Glovis Co. Ltd.	38	8,257
Hyundai Heavy Industries Co. Ltd.*	40	4,373
Hyundai Marine & Fire Insurance Co. Ltd.	258	6,406
Hyundai Merchant Marine Co. Ltd.*	137	1,128
Hyundai Mipo Dockyard Co. Ltd.*	18	1,261
Hyundai Mobis Co. Ltd.	100	22,732
Hyundai Motor Co.	200	29,247
Hyundai Steel Co.	200	12,209
Hyundai Wia Corp.	39	4,993

Industrial Bank of Korea	100	1,230
Kangwon Land, Inc.	200	6,196
KB Financial Group, Inc.	458	16,274
KCC Corp.	19	10,231
Kia Motors Corp.	340	14,095
Korea Aerospace Industries Ltd.	158	7,255
Korea Electric Power Corp.	258	10,508
Korea Gas Corp.	32	1,236
Korea Investment Holdings Co. Ltd.	100	4,975
Korea Zinc Co. Ltd.	20	7,462
KT Corp.*	58	1,617
KT&G Corp.	218	15,890
Kumho Petrochemical Co. Ltd.	60	4,712
LG Chem Ltd.	99	20,746
LG Corp.	79	4,578
LG Display Co. Ltd.	258	7,992
LG Electronics, Inc.	137	7,714
LG Household & Health Care Ltd.	20	12,209
LG Innotek Co. Ltd.	19	1,818
LG Uplus Corp.	597	6,446
Lotte Chemical Corp.	58	10,067
Lotte Shopping Co. Ltd.	20	4,556
LS Corp.	19	892
LS Industrial Systems Co. Ltd.	39	2,196
Mirae Asset Securities Co. Ltd.	58	2,560
NAVER Corp.	40	24,090
NCSoft Corp.	38	6,180
NH Investment & Securities Co. Ltd.	40	448
OCI Co. Ltd.	57	5,089
Orion Corp.	18	15,810
Paradise Co. Ltd.	38	732
POSCO	139	33,878
S-1 Corp.	58	4,228
Samsung C&T Corp.	119	6,570
Samsung Card Co. Ltd.	140	4,783
Samsung Electro-Mechanics Co. Ltd.	80	5,022
Samsung Electronics Co. Ltd.	138	170,622
Samsung Fire & Marine Insurance Co. Ltd.	77	17,890
Samsung Heavy Industries Co. Ltd.	158	2,836
Samsung Life Insurance Co. Ltd.	139	12,614
Samsung SDI Co. Ltd.	98	12,188
Samsung Securities Co. Ltd.	100	4,346
Shinhan Financial Group Co. Ltd.	658	26,199
Shinsegae Co. Ltd.	20	3,143
SK C&C Co. Ltd.	38	7,513
SK Holdings Co. Ltd.	20	3,389
SK Hynix, Inc.	700	29,721
SK Innovation Co. Ltd.*	57	5,375
SK Telecom Co. Ltd.	20	5,221
S-Oil Corp.	39	2,303
Woori Bank	177	1,529
Yuhan Corp.	19	2,960

		820,344

Spain - 2.4%
Abertis Infraestructuras SA	620	12,107
ACS Actividades de Construccion y Servicios SA	372	13,829
Aena SA, 144A*	100	9,295
Amadeus IT Holding SA, Class A	578	23,835
Banco Bilbao Vizcaya Argentaria SA	7,858	78,965
Banco de Sabadell SA	4,838	13,291
Banco Popular Espanol SA	2,789	12,840
Banco Santander SA	17,797	130,109
Bankia SA*	7,792	11,318
Bankinter SA	1,275	9,972
CaixaBank SA	3,050	14,164
Distribuidora Internacional de Alimentacion SA	658	5,009
Enagas SA	340	10,433
Ferrovial SA	559	11,848
Gas Natural SDG SA	519	12,542
Grifols SA	197	7,992
Iberdrola SA	6,999	47,831
Inditex SA	1,499	47,111
Mapfre SA	1,319	4,633

Red Electrica Corp. SA	179	15,251
Repsol SA	1,238	23,932
Telefonica SA	6,879	106,962
Zardoya Otis SA	157	1,899

		625,168

Sweden - 2.0%
Alfa Laval AB	377	7,570
Assa Abloy AB, Class B	417	25,034
Atlas Copco AB, Class A	840	27,093
Atlas Copco AB, Class B	499	14,850
Boliden AB	398	8,058
Electrolux AB, Series B	338	11,040
Elekta AB, Class B	439	4,584
Getinge AB, Class B	280	7,741
Hennes & Mauritz AB, Class B	1,259	54,939
Hexagon AB, Class B	420	15,169
Husqvarna AB, Class B	537	4,203
Industrivarden AB, Class C	257	4,945
Investment AB Kinnevik, Class B	318	10,707
Investor AB, Class B	577	22,957
Lundin Petroleum AB*	258	3,803
Nordea Bank AB	3,777	50,967
Sandvik AB	1,440	16,167
Securitas AB, Class B	380	5,410
Skandinaviska Enskilda Banken AB, Class A	2,198	27,735
Skanska AB, Class B	418	10,424
SKF AB, Class B	497	12,519
Svenska Cellulosa AB SCA, Class B	600	14,926
Svenska Handelsbanken AB, Class A	600	30,227
Swedbank AB, Class A	1,277	33,238
Swedish Match AB	237	7,468
Tele2 AB, Class B	379	4,448
Telefonaktiebolaget LM Ericsson, Class B	4,158	53,914
TeliaSonera AB	2,977	18,908
Volvo AB, Class B	2,080	25,099

		534,143

Switzerland - 7.3%
ABB Ltd.*	2,939	63,044
Actelion Ltd.*	139	16,636
Adecco SA*	239	18,802
Aryzta AG*	117	9,352
Baloise Holding AG	80	10,405
Barry Callebaut AG*	3	3,111
Cie Financiere Richemont SA	719	63,351
Coca-Cola HBC AG CDI*	319	5,723
Credit Suisse Group AG*	1,880	45,888
EMS-Chemie Holding AG	19	8,351
Geberit AG	59	21,017
Givaudan SA*	19	36,491
Glencore PLC*	14,076	65,248
Holcim Ltd.*	297	22,913
Julius Baer Group Ltd.*	258	11,910
Kuehne + Nagel International AG	119	17,325
Lonza Group AG*	59	7,272
Nestle SA	4,733	369,366
Novartis AG*	3,225	329,655
Pargesa Holding SA	57	4,290
Partners Group Holding AG	38	11,669
Roche Holding AG	1,001	271,735
Schindler Holding AG	40	6,495
Schindler Holding AG Participation Certificates	79	13,035
SGS SA	18	36,421
Sika AG	3	10,598
Sonova Holding AG	97	13,441
STMicroelectronics NV	1,062	9,484
Sulzer AG	39	4,741
Swatch Group AG (The) - Bearer	57	25,978
Swatch Group AG (The) - Registered	60	5,283
Swiss Life Holding AG*	57	13,530
Swiss Prime Site AG*	178	16,206
Swiss Re AG*	480	44,131
Swisscom AG	58	33,248

Syngenta AG	158	55,653
Transocean Ltd.	478	7,656
UBS Group AG*	5,679	99,778
Wolseley PLC	358	21,948
Zurich Insurance Group AG*	220	70,337

		1,901,517

Taiwan - 2.2%
Advanced Semiconductor Engineering, Inc., ADR	6,500	46,150
AU Optronics Corp., ADR	3,500	18,305
Chunghwa Telecom Co. Ltd., ADR	1,000	31,460
Hon Hai Precision Industry Co. Ltd., GDR	24,416	134,288
Siliconware Precision Industries Co., ADR	4,500	39,825
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	10,600	260,018
United Microelectronics Corp., ADR	19,516	48,985

		579,031

Thailand - 0.6%
Bangkok Bank PCL, NVDR	2,300	13,019
Indorama Ventures PCL, NVDR	12,000	9,650
IRPC PCL, NVDR	51,535	7,109
Kasikornbank PCL, NVDR	3,700	24,835
Krung Thai Bank PCL, NVDR	20,000	14,105
PTT Exploration & Production PCL, NVDR	5,800	20,272
PTT PCL, NVDR	3,900	41,376
Siam Commercial Bank PCL, NVDR	3,800	19,923
Thai Oil PCL, NVDR	4,000	6,496

		156,785

Turkey - 0.5%
Akbank TAS	2,617	8,554
Anadolu Efes Biracilik Ve Malt Sanayii AS*	198	1,618
Arcelik AS	1,591	9,608
BIM Birlesik Magazalar AS	298	5,583
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	4,079	5,089
Enka Insaat ve Sanayi AS	1,478	3,016
Eregli Demir ve Celik Fabrikalari TAS	4,459	7,501
Ford Otomotiv Sanayi AS	796	10,772
Haci Omer Sabanci Holding AS	1,592	6,143
KOC Holding AS	1,912	8,917
TAV Havalimanlari Holding AS	877	7,009
Tofas Turk Otomobil Fabrikasi AS	1,116	7,296
Tupras Turkiye Petrol Rafinerileri AS	220	4,648
Turk Hava Yollari*	958	3,456
Turk Telekomunikasyon AS	1,299	3,775
Turkcell Iletisim Hizmetleri AS*	1,257	6,589
Turkiye Garanti Bankasi AS	3,573	12,790
Turkiye Halk Bankasi AS	797	4,750
Turkiye Is Bankasi, Class C	2,259	5,664
Turkiye Sise ve Cam Fabrikalari AS	1,278	1,885
Turkiye Vakiflar Bankasi TAO, Class D	659	1,382
Ulker Biskuvi Sanayi AS	120	930
Yapi ve Kredi Bankasi AS	1,098	2,031

		129,006

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC	2,000	4,193
Aldar Properties PJSC	4,500	3,222
Arabtec Holding Co.*	1,500	1,291
DP World Ltd.	500	10,600
Dubai Financial Market	3,500	1,877
Dubai Islamic Bank PJSC	1,000	1,824
Emaar Properties PJSC	4,878	10,027
First Gulf Bank PJSC	2,779	13,506
National Bank of Abu Dhabi PJSC	1,379	5,125

		51,665

United Kingdom - 13.3%
3i Group PLC	1,379	10,509
Aberdeen Asset Management PLC	1,298	9,390
Admiral Group PLC	297	6,763
Aggreko PLC	378	9,967
Amec Foster Wheeler PLC	420	5,709
Anglo American PLC	3,281	61,291

Antofagasta PLC	538	6,371
ARM Holdings PLC	1,921	34,373
Ashtead Group PLC	561	10,307
Associated British Foods PLC	497	23,978
AstraZeneca PLC	1,860	128,345
Aviva PLC	4,039	33,610
Babcock International Group PLC	380	5,925
BAE Systems PLC	4,179	34,323
Barclays PLC	21,637	85,816
BG Group PLC	4,557	67,399
BHP Billiton PLC	2,858	71,325
BP PLC	26,513	183,397
British American Tobacco PLC	2,757	160,977
British Land Co. PLC REIT	1,397	17,869
BT Group PLC	11,136	78,346
Bunzl PLC	458	13,406
Burberry Group PLC	600	17,341
Capita PLC	920	16,874
Carnival PLC	238	10,737
Centrica PLC	7,177	27,069
CNH Industrial NV	1,277	10,575
Cobham PLC	1,458	7,682
Compass Group PLC	2,098	37,313
Croda International PLC	217	9,143
Diageo PLC	3,837	114,654
Direct Line Insurance Group PLC	1,920	9,705
Dixons Carphone PLC	1,280	8,707
easyJet PLC	257	6,872
Fiat Chrysler Automobiles NV*	1,314	20,277
G4S PLC	2,079	9,565
GKN PLC	2,478	13,971
GlaxoSmithKline PLC	7,005	166,708
Hammerson PLC REIT	898	9,365
Hargreaves Lansdown PLC	340	5,931
HSBC Holdings PLC	26,969	240,366
ICAP PLC	798	6,603
IMI PLC	377	8,038
Imperial Tobacco Group PLC	1,317	64,922
Inmarsat PLC	637	8,615
InterContinental Hotels Group PLC	297	12,151
International Consolidated Airlines Group SA*	1,437	12,860
Intertek Group PLC	240	9,374
Intu Properties PLC REIT	1,158	6,320
Investec PLC	757	6,755
ITV PLC	5,460	18,991
J Sainsbury PLC	1,377	5,780
Johnson Matthey PLC	297	15,631
Kingfisher PLC	3,360	18,955
Land Securities Group PLC REIT	1,137	22,047
Legal & General Group PLC	7,920	34,175
Lloyds Banking Group PLC*	84,686	103,287
London Stock Exchange Group PLC	300	11,486
Marks & Spencer Group PLC	2,318	18,054
Meggitt PLC	1,057	8,894
Melrose Industries PLC	1,300	6,019
National Grid PLC	5,299	72,532
Next PLC	220	25,457
Old Mutual PLC	6,577	22,856
Pearson PLC	1,158	25,386
Persimmon PLC*	419	11,411
Petrofac Ltd.	380	5,160
Prudential PLC	3,417	85,962
Reckitt Benckiser Group PLC	859	77,714
Reed Elsevier PLC	1,620	27,962
Rexam PLC	978	8,395
Rio Tinto PLC	1,717	84,613
Rolls-Royce Holdings PLC*	2,577	37,756
Royal Bank of Scotland Group PLC*	3,237	18,351
Royal Mail PLC	937	6,081
RSA Insurance Group PLC*	1,239	8,204
SABMiller PLC	2,820	159,997
Sage Group PLC (The)	1,579	11,811
Schroders PLC	178	8,450
Segro PLC REIT	840	5,583

Severn Trent PLC	398	12,480
Sky PLC	1,538	23,661
Smith & Nephew PLC	1,300	23,803
Smiths Group PLC	538	9,593
Sports Direct International PLC*	378	4,027
SSE PLC	1,440	34,970
Standard Chartered PLC	3,358	51,376
Standard Life PLC	3,179	20,898
Subsea 7 SA	397	3,936
Tate & Lyle PLC	758	6,969
Tesco PLC	10,329	39,133
Travis Perkins PLC	338	10,520
Tullow Oil PLC	1,217	7,277
Unilever PLC	1,740	76,989
United Utilities Group PLC	1,037	15,145
Vodafone Group PLC	39,792	137,856
Weir Group PLC (The)	298	7,840
Whitbread PLC	237	19,228
William Hill PLC	1,137	6,630
WM Morrison Supermarkets PLC	2,197	6,638
WPP PLC	1,820	43,131

		3,466,989

United States - 0.4%
Thomson Reuters Corp.	500	19,622
Valeant Pharmaceuticals International, Inc.*	500	98,500

		118,122

TOTAL COMMON STOCKS
(Cost $24,943,685)		25,582,745

PREFERRED STOCKS - 1.5%
Brazil - 0.7%
Banco Bradesco SA	3,059	40,517
Banco do Estado do Rio Grande do Sul SA, Class B	500	2,242
Bradespar SA	500	2,332
Braskem SA, Class A	314	1,416
Centrais Eletricas Brasileiras SA, Class B	498	1,216
Cia Brasileira de Distribuicao	137	4,688
Cia Energetica de Minas Gerais	899	4,110
Cia Paranaense de Energia, Class B	38	462
Gerdau SA	1,754	6,284
Itau Unibanco Holding SA	4,037	51,907
Itausa - Investimentos Itau SA	4,819	17,129
Lojas Americanas SA	900	5,291
Metalurgica Gerdau SA	662	2,603
Oi SA*	698	1,461
Petroleo Brasileiro SA	5,717	19,273
Suzano Papel e Celulose SA, Class A	500	2,124
Telefonica Brasil SA	400	7,455
Usinas Siderurgicas de Minas Gerais SA, Class A*	1,234	1,795
Vale SA	2,997	19,542

		191,847

Chile - 0.0%
Embotelladora Andina SA, Class B	837	2,337
Sociedad Quimica y Minera de Chile SA, Class B	158	4,064

		6,401

Colombia - 0.1%
Bancolombia SA	838	8,648
Grupo Aval Acciones y Valores	5,317	2,606
Grupo de Inversiones Suramericana SA	159	2,220

		13,474

Germany - 0.5%
Bayerische Motoren Werke AG	78	7,541
FUCHS PETROLUB SE	100	4,172
Henkel AG & Co. KGaA	220	26,059
Porsche Automobil Holding SE	218	20,187
Volkswagen AG	237	59,806

		117,765

South Korea - 0.2%
Hyundai Motor Co.	59	5,886
Hyundai Motor Co. - 2nd Preferred	79	8,170
LG Chem Ltd.	39	5,757
Samsung Electronics Co. Ltd.	38	36,284

		56,097

TOTAL PREFERRED STOCKS
(Cost $396,495)		385,584

RIGHTS - 0.0%
Australia - 0.0%
Tabcorp Holdings Ltd. *, expires 4/2/15	47	36

Brazil - 0.0%
Itausa - Investimentos Itau SA *, expires 4/25/15	35	42

Malaysia - 0.0%
Malaysia Airports Holdings Bhd *, expires 4/13/15	380	199

TOTAL RIGHTS
(Cost $0)		277

WARRANTS - 0.0%
Hong Kong - 0.0%
Sun Hung Kai Properties Ltd.*, expires 4/22/16
(Cost $83)	83	248

TOTAL INVESTMENTS - 99.8%
(Cost $25,340,263) (d)		$25,968,854
Other assets less liabilities - 0.2%		52,804

NET ASSETS - 100.0%		$26,021,658

Sector Breakdown as of 2/28/15

As a % of Total Investments
Financial	26.8%
Consumer, Non-cyclical	20.2%
Consumer, Cyclical	11.1%
Industrial	9.5%
Communications	8.7%
Basic Materials	7.6%
Energy	7.1%
Technology	4.7%
Utilities	3.5%
Diversified	0.8%

TOTAL INVESTMENTS	100.0%

Sector Breakdown is subject to change.

As of February 28, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Barclays Bank PLC	3/3/2015	CHF	518,000	USD	563,819	$20,397
JP Morgan & Chase Co.	3/3/2015	CHF	518,000	USD	563,671	20,250
JP Morgan & Chase Co.	3/3/2015	CHF	571,000	USD	619,125	20,102
The Bank of New York Mellon	3/3/2015	CHF	8,000	USD	8,699	306
Barclays Bank PLC	3/3/2015	DKK	607,000	USD	92,087	1,049
JP Morgan & Chase Co.	3/3/2015	DKK	607,000	USD	92,088	1,050
JP Morgan & Chase Co.	3/3/2015	DKK	651,000	USD	99,714	2,077
The Bank of New York Mellon	3/3/2015	DKK	13,000	USD	2,008	59
Barclays Bank PLC	3/3/2015	EUR	1,538,000	USD	1,735,956	14,797
JP Morgan & Chase Co.	3/3/2015	EUR	1,538,000	USD	1,735,933	14,774
JP Morgan & Chase Co.	3/3/2015	EUR	1,685,000	USD	1,919,894	34,229
The Bank of New York Mellon	3/3/2015	EUR	14,000	USD	15,879	212
The Bank of New York Mellon	3/3/2015	EUR	7,000	USD	8,042	208
Barclays Bank PLC	3/3/2015	GBP	813,000	USD	1,220,813	(34,311)
JP Morgan & Chase Co.	3/3/2015	GBP	813,000	USD	1,220,803	(34,320)
JP Morgan & Chase Co.	3/3/2015	GBP	881,000	USD	1,339,744	(20,359)
The Bank of New York Mellon	3/3/2015	GBP	1,000	USD	1,503	(41)
The Bank of New York Mellon	3/3/2015	GBP	1,000	USD	1,516	(28)
The Bank of New York Mellon	3/3/2015	GBP	2,000	USD	3,068	(20)
Barclays Bank PLC	3/3/2015	HKD	4,705,000	USD	606,791	150
JP Morgan & Chase Co.	3/3/2015	HKD	4,705,000	USD	606,795	154
JP Morgan & Chase Co.	3/3/2015	HKD	5,085,000	USD	655,928	291
The Bank of New York Mellon	3/3/2015	HKD	247,000	USD	31,858	11
The Bank of New York Mellon	3/3/2015	HKD	23,000	USD	2,966	—
JP Morgan & Chase Co.	3/3/2015	ILS	172,000	USD	44,136	957
The Bank of New York Mellon	3/3/2015	ILS	28,000	USD	7,200	171
Barclays Bank PLC	3/3/2015	NOK	306,000	USD	39,448	(465)
JP Morgan & Chase Co.	3/3/2015	NOK	306,000	USD	39,448	(464)
JP Morgan & Chase Co.	3/3/2015	NOK	339,000	USD	44,648	431
JP Morgan & Chase Co.	3/3/2015	SEK	1,467,000	USD	177,449	1,481
Barclays Bank PLC	3/3/2015	USD	8,439	CHF	8,000	(46)
Barclays Bank PLC	3/3/2015	USD	546,414	CHF	518,000	(2,992)
Barclays Bank PLC	3/3/2015	USD	1,954	DKK	13,000	(4)
Barclays Bank PLC	3/3/2015	USD	91,238	DKK	607,000	(200)
Barclays Bank PLC	3/3/2015	USD	23,555	EUR	21,000	(54)
Barclays Bank PLC	3/3/2015	USD	1,725,098	EUR	1,538,000	(3,939)
Barclays Bank PLC	3/3/2015	USD	6,182	GBP	4,000	(6)
Barclays Bank PLC	3/3/2015	USD	1,256,410	GBP	813,000	(1,287)
Barclays Bank PLC	3/3/2015	USD	34,814	HKD	270,000	(2)
Barclays Bank PLC	3/3/2015	USD	606,670	HKD	4,705,000	(29)
Barclays Bank PLC	3/3/2015	USD	7,022	ILS	28,000	7
Barclays Bank PLC	3/3/2015	USD	40,104	NOK	306,000	(191)
JP Morgan & Chase Co.	3/3/2015	USD	1,148,734	CHF	1,089,000	(6,289)
JP Morgan & Chase Co.	3/3/2015	USD	189,089	DKK	1,258,000	(414)
JP Morgan & Chase Co.	3/3/2015	USD	20,400	EUR	18,074	(174)
JP Morgan & Chase Co.	3/3/2015	USD	16,997	EUR	15,000	(210)
JP Morgan & Chase Co.	3/3/2015	USD	3,577,981	EUR	3,189,926	(8,169)
JP Morgan & Chase Co.	3/3/2015	USD	3,400	GBP	2,264	96
JP Morgan & Chase Co.	3/3/2015	USD	2,614,408	GBP	1,691,736	(2,677)
JP Morgan & Chase Co.	3/3/2015	USD	1,262,338	HKD	9,790,000	(60)

JP Morgan & Chase Co.	3/3/2015	USD	6,700	ILS	26,302	(97)
JP Morgan & Chase Co.	3/3/2015	USD	36,538	ILS	145,698	38
JP Morgan & Chase Co.	3/3/2015	USD	84,532	NOK	645,000	(402)
JP Morgan & Chase Co.	3/3/2015	USD	175,883	SEK	1,467,000	85
Barclays Bank PLC	3/4/2015	AED	67,000	USD	18,239	(2)
The Bank of New York Mellon	3/4/2015	AED	53,000	USD	14,430	—
Barclays Bank PLC	3/4/2015	AUD	570,000	USD	443,030	(2,251)
JP Morgan & Chase Co.	3/4/2015	AUD	570,000	USD	443,044	(2,237)
JP Morgan & Chase Co.	3/4/2015	AUD	640,000	USD	497,211	(2,754)
The Bank of New York Mellon	3/4/2015	AUD	16,000	USD	12,454	(45)
Barclays Bank PLC	3/4/2015	BRL	431,000	USD	159,234	7,615
JP Morgan & Chase Co.	3/4/2015	BRL	431,000	USD	159,064	7,444
The Bank of New York Mellon	3/4/2015	BRL	23,950	USD	8,794	369
The Bank of New York Mellon	3/4/2015	BRL	480,641	USD	174,747	5,664
Barclays Bank PLC	3/4/2015	CAD	696,000	USD	548,658	(8,064)
JP Morgan & Chase Co.	3/4/2015	CAD	696,000	USD	548,667	(8,055)
JP Morgan & Chase Co.	3/4/2015	CAD	778,000	USD	619,050	(3,263)
The Bank of New York Mellon	3/4/2015	CAD	66,000	USD	53,155	363
Barclays Bank PLC	3/4/2015	CLP	20,636,000	USD	32,457	(974)
JP Morgan & Chase Co.	3/4/2015	CLP	20,636,000	USD	32,451	(980)
JP Morgan & Chase Co.	3/4/2015	CLP	22,788,000	USD	36,057	(860)
Barclays Bank PLC	3/4/2015	COP	28,169,000	USD	11,522	260
JP Morgan & Chase Co.	3/4/2015	COP	28,169,000	USD	11,556	293
JP Morgan & Chase Co.	3/4/2015	COP	30,552,000	USD	12,667	451
Barclays Bank PLC	3/4/2015	CZK	126,000	USD	5,127	6
JP Morgan & Chase Co.	3/4/2015	CZK	126,000	USD	5,127	6
JP Morgan & Chase Co.	3/4/2015	CZK	148,000	USD	6,079	63
Barclays Bank PLC	3/4/2015	EGP	174,000	USD	22,011	(744)
JP Morgan & Chase Co.	3/4/2015	EGP	97,000	USD	12,516	(169)
JP Morgan & Chase Co.	3/4/2015	HKD	261,298	USD	33,692	1
Barclays Bank PLC	3/4/2015	HUF	1,652,000	USD	5,990	(112)
JP Morgan & Chase Co.	3/4/2015	HUF	1,652,000	USD	5,990	(112)
JP Morgan & Chase Co.	3/4/2015	HUF	1,842,000	USD	6,792	(13)
Barclays Bank PLC	3/4/2015	IDR	693,553,000	USD	53,860	239
JP Morgan & Chase Co.	3/4/2015	IDR	693,553,000	USD	53,843	222
JP Morgan & Chase Co.	3/4/2015	IDR	756,429,000	USD	59,500	1,019
Barclays Bank PLC	3/4/2015	ILS	152,000	USD	38,712	554
JP Morgan & Chase Co.	3/4/2015	ILS	152,000	USD	38,713	555
Barclays Bank PLC	3/4/2015	INR	5,085,000	USD	81,386	(806)
JP Morgan & Chase Co.	3/4/2015	INR	5,085,000	USD	81,594	(598)
JP Morgan & Chase Co.	3/4/2015	INR	5,400,000	USD	86,957	(327)
Barclays Bank PLC	3/4/2015	JPY	143,556,000	USD	1,222,459	22,337
JP Morgan & Chase Co.	3/4/2015	JPY	143,556,000	USD	1,222,435	22,313
JP Morgan & Chase Co.	3/4/2015	JPY	148,333,000	USD	1,264,887	24,829
The Bank of New York Mellon	3/4/2015	JPY	19,532,000	USD	166,186	2,899
The Bank of New York Mellon	3/4/2015	JPY	773,000	USD	6,583	121
Barclays Bank PLC	3/4/2015	KRW	310,709,000	USD	280,702	(2,342)
JP Morgan & Chase Co.	3/4/2015	KRW	310,709,000	USD	280,778	(2,265)
JP Morgan & Chase Co.	3/4/2015	KRW	342,960,000	USD	314,815	2,393
Barclays Bank PLC	3/4/2015	MXN	1,222,000	USD	81,451	(385)
JP Morgan & Chase Co.	3/4/2015	MXN	1,222,000	USD	81,455	(381)
JP Morgan & Chase Co.	3/4/2015	MXN	1,321,000	USD	88,741	274
The Bank of New York Mellon	3/4/2015	MXN	43,000	USD	2,928	48
Barclays Bank PLC	3/4/2015	NZD	26,000	USD	18,816	(842)
JP Morgan & Chase Co.	3/4/2015	NZD	26,000	USD	18,816	(842)
JP Morgan & Chase Co.	3/4/2015	NZD	28,000	USD	20,621	(549)

The Bank of New York Mellon	3/4/2015	NZD	12,000	USD	8,837	(236)
JP Morgan & Chase Co.	3/4/2015	PEN	5,000	USD	1,624	9
Barclays Bank PLC	3/4/2015	PHP	1,219,000	USD	27,560	(82)
JP Morgan & Chase Co.	3/4/2015	PHP	1,219,000	USD	27,571	(71)
JP Morgan & Chase Co.	3/4/2015	PHP	1,370,000	USD	31,014	(52)
Barclays Bank PLC	3/4/2015	PLN	167,000	USD	44,952	(92)
JP Morgan & Chase Co.	3/4/2015	PLN	167,000	USD	44,953	(92)
JP Morgan & Chase Co.	3/4/2015	PLN	218,000	USD	59,571	771
The Bank of New York Mellon	3/4/2015	PLN	42,000	USD	11,376	48
Barclays Bank PLC	3/4/2015	QAR	107,000	USD	29,359	(27)
The Bank of New York Mellon	3/4/2015	QAR	38,000	USD	10,435	(1)
Barclays Bank PLC	3/4/2015	RUB	2,381,000	USD	33,231	(5,326)
JP Morgan & Chase Co.	3/4/2015	RUB	2,381,000	USD	33,208	(5,349)
JP Morgan & Chase Co.	3/4/2015	RUB	3,232,000	USD	46,705	(5,632)
Barclays Bank PLC	3/4/2015	SEK	1,352,000	USD	163,470	1,294
JP Morgan & Chase Co.	3/4/2015	SEK	1,352,000	USD	163,473	1,297
Barclays Bank PLC	3/4/2015	SGD	113,000	USD	83,448	543
JP Morgan & Chase Co.	3/4/2015	SGD	113,000	USD	83,444	539
JP Morgan & Chase Co.	3/4/2015	SGD	132,000	USD	97,904	1,059
The Bank of New York Mellon	3/4/2015	SGD	36,000	USD	26,725	313
Barclays Bank PLC	3/4/2015	TRY	110,000	USD	44,774	975
JP Morgan & Chase Co.	3/4/2015	TRY	110,000	USD	44,795	996
JP Morgan & Chase Co.	3/4/2015	TRY	116,000	USD	46,881	693
The Bank of New York Mellon	3/4/2015	TRY	17,700	USD	7,241	194
Barclays Bank PLC	3/4/2015	TWD	5,726,000	USD	180,091	(2,238)
JP Morgan & Chase Co.	3/4/2015	TWD	5,726,000	USD	180,137	(2,192)
JP Morgan & Chase Co.	3/4/2015	TWD	6,207,000	USD	197,129	(516)
Barclays Bank PLC	3/4/2015	USD	18,244	AED	67,000	(2)
Barclays Bank PLC	3/4/2015	USD	446,168	AUD	570,000	(886)
Barclays Bank PLC	3/4/2015	USD	150,752	BRL	431,000	868
Barclays Bank PLC	3/4/2015	USD	557,402	CAD	696,000	(680)
Barclays Bank PLC	3/4/2015	USD	33,392	CLP	20,636,000	39
Barclays Bank PLC	3/4/2015	USD	11,286	COP	28,169,000	(23)
Barclays Bank PLC	3/4/2015	USD	5,142	CZK	126,000	(21)
Barclays Bank PLC	3/4/2015	USD	23,107	EGP	174,000	(352)
Barclays Bank PLC	3/4/2015	USD	6,103	HUF	1,652,000	—
Barclays Bank PLC	3/4/2015	USD	53,432	IDR	693,553,000	188
Barclays Bank PLC	3/4/2015	USD	38,119	ILS	152,000	40
Barclays Bank PLC	3/4/2015	USD	82,348	INR	5,085,000	(156)
Barclays Bank PLC	3/4/2015	USD	1,200,903	JPY	143,556,000	(782)
Barclays Bank PLC	3/4/2015	USD	282,206	KRW	310,709,000	837
Barclays Bank PLC	3/4/2015	USD	81,724	MXN	1,222,000	112
Barclays Bank PLC	3/4/2015	USD	19,674	NZD	26,000	(16)
Barclays Bank PLC	3/4/2015	USD	27,661	PHP	1,219,000	(18)
Barclays Bank PLC	3/4/2015	USD	45,132	PLN	167,000	(88)
Barclays Bank PLC	3/4/2015	USD	29,384	QAR	107,000	1
Barclays Bank PLC	3/4/2015	USD	38,434	RUB	2,381,000	123
Barclays Bank PLC	3/4/2015	USD	162,098	SEK	1,352,000	78
Barclays Bank PLC	3/4/2015	USD	83,082	SGD	113,000	(177)
Barclays Bank PLC	3/4/2015	USD	43,715	TRY	110,000	84
Barclays Bank PLC	3/4/2015	USD	182,125	TWD	5,726,000	204
Barclays Bank PLC	3/4/2015	USD	34,664	ZAR	404,000	(61)
JP Morgan & Chase Co.	3/4/2015	USD	8,700	AUD	11,193	44
JP Morgan & Chase Co.	3/4/2015	USD	938,315	AUD	1,198,807	(1,812)
JP Morgan & Chase Co.	3/4/2015	USD	9,400	BRL	25,470	(440)
JP Morgan & Chase Co.	3/4/2015	USD	141,640	BRL	405,530	1,020

JP Morgan & Chase Co.	3/4/2015	USD	38,400	CAD	48,712	564
JP Morgan & Chase Co.	3/4/2015	USD	1,141,413	CAD	1,425,288	(1,343)
JP Morgan & Chase Co.	3/4/2015	USD	70,337	CLP	43,424,000	12
JP Morgan & Chase Co.	3/4/2015	USD	23,557	COP	58,721,000	(78)
JP Morgan & Chase Co.	3/4/2015	USD	11,181	CZK	274,000	(45)
JP Morgan & Chase Co.	3/4/2015	USD	12,882	EGP	97,000	(196)
JP Morgan & Chase Co.	3/4/2015	USD	33,700	HKD	261,298	(9)
JP Morgan & Chase Co.	3/4/2015	USD	12,933	HUF	3,494,000	(25)
JP Morgan & Chase Co.	3/4/2015	USD	111,804	IDR	1,449,982,000	299
JP Morgan & Chase Co.	3/4/2015	USD	38,119	ILS	152,000	40
JP Morgan & Chase Co.	3/4/2015	USD	169,699	INR	10,485,000	(223)
JP Morgan & Chase Co.	3/4/2015	USD	167,500	JPY	19,670,278	(3,057)
JP Morgan & Chase Co.	3/4/2015	USD	25,250	JPY	3,000,000	(170)
JP Morgan & Chase Co.	3/4/2015	USD	2,252,028	JPY	269,218,722	(1,372)
JP Morgan & Chase Co.	3/4/2015	USD	594,245	KRW	653,669,000	1,222
JP Morgan & Chase Co.	3/4/2015	USD	3,100	MXN	46,507	14
JP Morgan & Chase Co.	3/4/2015	USD	166,957	MXN	2,496,493	232
JP Morgan & Chase Co.	3/4/2015	USD	8,600	NZD	11,884	385
JP Morgan & Chase Co.	3/4/2015	USD	31,869	NZD	42,116	(26)
JP Morgan & Chase Co.	3/4/2015	USD	1,614	PEN	5,000	1
JP Morgan & Chase Co.	3/4/2015	USD	58,722	PHP	2,589,000	(14)
JP Morgan & Chase Co.	3/4/2015	USD	11,200	PLN	41,608	23
JP Morgan & Chase Co.	3/4/2015	USD	92,801	PLN	343,392	(179)
JP Morgan & Chase Co.	3/4/2015	USD	90,459	RUB	5,613,000	435
JP Morgan & Chase Co.	3/4/2015	USD	162,096	SEK	1,352,000	80
JP Morgan & Chase Co.	3/4/2015	USD	26,800	SGD	36,293	(173)
JP Morgan & Chase Co.	3/4/2015	USD	153,446	SGD	208,707	(323)
JP Morgan & Chase Co.	3/4/2015	USD	7,800	TRY	19,154	(173)
JP Morgan & Chase Co.	3/4/2015	USD	82,200	TRY	206,846	162
JP Morgan & Chase Co.	3/4/2015	USD	378,225	TWD	11,933,000	1,749
JP Morgan & Chase Co.	3/4/2015	USD	74,647	ZAR	870,000	(130)
The Bank of New York Mellon	3/4/2015	USD	14,431	AED	53,000	—
The Bank of New York Mellon	3/4/2015	USD	12,523	AUD	16,000	(24)
The Bank of New York Mellon	3/4/2015	USD	176,421	BRL	504,591	1,087
The Bank of New York Mellon	3/4/2015	USD	52,861	CAD	66,000	(69)
The Bank of New York Mellon	3/4/2015	USD	169,855	JPY	20,305,000	(106)
The Bank of New York Mellon	3/4/2015	USD	2,876	MXN	43,000	4
The Bank of New York Mellon	3/4/2015	USD	9,080	NZD	12,000	(7)
The Bank of New York Mellon	3/4/2015	USD	11,350	PLN	42,000	(22)
The Bank of New York Mellon	3/4/2015	USD	10,435	QAR	38,000	1
The Bank of New York Mellon	3/4/2015	USD	26,468	SGD	36,000	(56)
The Bank of New York Mellon	3/4/2015	USD	7,034	TRY	17,700	14
Barclays Bank PLC	3/4/2015	ZAR	404,000	USD	34,571	(32)
JP Morgan & Chase Co.	3/4/2015	ZAR	404,000	USD	34,574	(29)
JP Morgan & Chase Co.	3/4/2015	ZAR	466,000	USD	40,463	549
Barclays Bank PLC	3/5/2015	MYR	292,000	USD	79,805	(1,179)
JP Morgan & Chase Co.	3/5/2015	MYR	292,000	USD	79,941	(1,044)
JP Morgan & Chase Co.	3/5/2015	MYR	338,000	USD	93,876	134
Barclays Bank PLC	3/5/2015	THB	1,635,000	USD	49,779	(779)
JP Morgan & Chase Co.	3/5/2015	THB	1,635,000	USD	49,800	(759)
JP Morgan & Chase Co.	3/5/2015	THB	1,880,000	USD	57,484	(650)
Barclays Bank PLC	3/5/2015	USD	80,797	MYR	292,000	188
Barclays Bank PLC	3/5/2015	USD	50,593	THB	1,635,000	(34)
JP Morgan & Chase Co.	3/5/2015	USD	174,308	MYR	630,000	419
JP Morgan & Chase Co.	3/5/2015	USD	108,682	THB	3,515,000	11
Barclays Bank PLC	4/2/2015	CHF	8,000	USD	8,449	45

Barclays Bank PLC	4/2/2015	CHF	518,000	USD	547,042	2,885
JP Morgan & Chase Co.	4/2/2015	CHF	9,000	USD	9,460	6
JP Morgan & Chase Co.	4/2/2015	CHF	108,000	USD	114,026	573
JP Morgan & Chase Co.	4/2/2015	CHF	1,089,000	USD	1,149,765	5,773
Barclays Bank PLC	4/2/2015	EUR	21,000	USD	23,562	52
Barclays Bank PLC	4/2/2015	EUR	1,538,000	USD	1,725,636	3,793
JP Morgan & Chase Co.	4/2/2015	EUR	1,000	USD	1,120	—
JP Morgan & Chase Co.	4/2/2015	EUR	294,000	USD	329,859	716
JP Morgan & Chase Co.	4/2/2015	EUR	3,189,926	USD	3,579,001	7,771
Barclays Bank PLC	4/2/2015	GBP	4,000	USD	6,180	6
Barclays Bank PLC	4/2/2015	GBP	813,000	USD	1,256,148	1,311
JP Morgan & Chase Co.	4/2/2015	GBP	8,000	USD	12,347	(1)
JP Morgan & Chase Co.	4/2/2015	GBP	58,000	USD	89,612	91
JP Morgan & Chase Co.	4/2/2015	GBP	1,691,736	USD	2,613,799	2,665
Barclays Bank PLC	4/2/2015	HKD	270,000	USD	34,813	1
Barclays Bank PLC	4/2/2015	HKD	4,705,000	USD	606,651	23
JP Morgan & Chase Co.	4/2/2015	HKD	276,000	USD	35,587	1
JP Morgan & Chase Co.	4/2/2015	HKD	9,790,000	USD	1,262,299	48
Barclays Bank PLC	4/2/2015	ILS	28,000	USD	7,021	(9)
Barclays Bank PLC	4/2/2015	ILS	152,000	USD	38,113	(48)
JP Morgan & Chase Co.	4/2/2015	ILS	12,000	USD	3,009	(3)
JP Morgan & Chase Co.	4/2/2015	ILS	145,698	USD	36,538	(41)
JP Morgan & Chase Co.	4/2/2015	ILS	152,000	USD	38,119	(43)
Barclays Bank PLC	4/2/2015	SEK	1,352,000	USD	162,137	(92)
JP Morgan & Chase Co.	4/2/2015	SEK	24,000	USD	2,872	(8)
JP Morgan & Chase Co.	4/2/2015	SEK	315,000	USD	37,775	(23)
JP Morgan & Chase Co.	4/2/2015	SEK	1,352,000	USD	162,131	(98)
JP Morgan & Chase Co.	4/2/2015	SEK	1,467,000	USD	175,921	(107)
JP Morgan & Chase Co.	4/2/2015	USD	33,691	HKD	261,298	(1)
JP Morgan & Chase Co.	4/2/2015	USD	755	ILS	3,000	(2)
Barclays Bank PLC	4/6/2015	AED	67,000	USD	18,225	(17)
JP Morgan & Chase Co.	4/6/2015	AED	33,000	USD	8,985	—
The Bank of New York Mellon	4/6/2015	AED	53,000	USD	14,430	(1)
Barclays Bank PLC	4/6/2015	BRL	431,000	USD	149,192	(811)
JP Morgan & Chase Co.	4/6/2015	BRL	14,000	USD	4,841	(32)
JP Morgan & Chase Co.	4/6/2015	BRL	97,000	USD	33,528	(231)
JP Morgan & Chase Co.	4/6/2015	BRL	405,530	USD	140,171	(967)
The Bank of New York Mellon	4/6/2015	BRL	504,591	USD	174,620	(995)
Barclays Bank PLC	4/6/2015	CAD	696,000	USD	557,144	697
JP Morgan & Chase Co.	4/6/2015	CAD	75,000	USD	60,037	75
JP Morgan & Chase Co.	4/6/2015	CAD	1,425,288	USD	1,140,934	1,426
The Bank of New York Mellon	4/6/2015	CAD	66,000	USD	52,837	71
Barclays Bank PLC	4/6/2015	CLP	20,636,000	USD	33,300	(34)
JP Morgan & Chase Co.	4/6/2015	CLP	2,363,000	USD	3,815	(2)
JP Morgan & Chase Co.	4/6/2015	CLP	43,424,000	USD	70,098	(45)
Barclays Bank PLC	4/6/2015	EGP	174,000	USD	22,510	133
JP Morgan & Chase Co.	4/6/2015	EGP	97,000	USD	12,597	123
Barclays Bank PLC	4/6/2015	IDR	693,553,000	USD	52,842	(467)
JP Morgan & Chase Co.	4/6/2015	IDR	78,897,000	USD	6,012	(52)
JP Morgan & Chase Co.	4/6/2015	IDR	1,449,982,000	USD	110,492	(960)
Barclays Bank PLC	4/6/2015	JPY	143,556,000	USD	1,201,448	747
JP Morgan & Chase Co.	4/6/2015	JPY	34,794,000	USD	291,174	157
JP Morgan & Chase Co.	4/6/2015	JPY	269,218,722	USD	2,252,961	1,218
The Bank of New York Mellon	4/6/2015	JPY	20,305,000	USD	169,923	93
Barclays Bank PLC	4/6/2015	KRW	310,709,000	USD	281,794	(848)
JP Morgan & Chase Co.	4/6/2015	KRW	7,839,000	USD	7,116	(15)

JP Morgan & Chase Co.	4/6/2015	KRW	653,669,000	USD	593,355	(1,267)
Barclays Bank PLC	4/6/2015	MYR	292,000	USD	80,550	(200)
JP Morgan & Chase Co.	4/6/2015	MYR	21,000	USD	5,792	(16)
JP Morgan & Chase Co.	4/6/2015	MYR	630,000	USD	173,754	(465)
Barclays Bank PLC	4/6/2015	QAR	107,000	USD	29,372	(7)
The Bank of New York Mellon	4/6/2015	QAR	38,000	USD	10,435	1
Barclays Bank PLC	4/6/2015	RUB	2,381,000	USD	37,728	(241)
JP Morgan & Chase Co.	4/6/2015	RUB	5,613,000	USD	88,884	(624)
Barclays Bank PLC	4/6/2015	SGD	113,000	USD	82,999	169
JP Morgan & Chase Co.	4/6/2015	SGD	2,000	USD	1,469	3
JP Morgan & Chase Co.	4/6/2015	SGD	208,707	USD	153,292	308
The Bank of New York Mellon	4/6/2015	SGD	36,000	USD	26,443	55
Barclays Bank PLC	4/6/2015	TRY	110,000	USD	43,324	(83)
JP Morgan & Chase Co.	4/6/2015	TRY	206,846	USD	81,489	(135)
The Bank of New York Mellon	4/6/2015	TRY	17,700	USD	6,973	(12)
JP Morgan & Chase Co.	4/6/2015	USD	1,299	EGP	10,000	(13)
JP Morgan & Chase Co.	4/6/2015	USD	1,024	IDR	13,429,000	8
JP Morgan & Chase Co.	4/6/2015	USD	6,023	JPY	721,000	7
JP Morgan & Chase Co.	4/6/2015	USD	1,104	MYR	4,000	2
JP Morgan & Chase Co.	4/6/2015	USD	9,334	QAR	34,000	2
JP Morgan & Chase Co.	4/6/2015	USD	2,461	RUB	155,000	11
JP Morgan & Chase Co.	4/6/2015	USD	37,023	RUB	2,338,000	260
JP Morgan & Chase Co.	4/6/2015	USD	734	SGD	1,000	(1)
JP Morgan & Chase Co.	4/6/2015	USD	789	TRY	2,000	—
JP Morgan & Chase Co.	4/6/2015	USD	1,576	TRY	4,000	3
Barclays Bank PLC	4/7/2015	AUD	570,000	USD	445,253	923
JP Morgan & Chase Co.	4/7/2015	AUD	99,000	USD	77,336	163
JP Morgan & Chase Co.	4/7/2015	AUD	1,198,807	USD	936,479	1,977
The Bank of New York Mellon	4/7/2015	AUD	16,000	USD	12,499	26
Barclays Bank PLC	4/7/2015	COP	28,169,000	USD	11,246	23
JP Morgan & Chase Co.	4/7/2015	COP	58,721,000	USD	23,463	67
Barclays Bank PLC	4/7/2015	CZK	126,000	USD	5,143	20
JP Morgan & Chase Co.	4/7/2015	CZK	41,000	USD	1,674	7
JP Morgan & Chase Co.	4/7/2015	CZK	274,000	USD	11,185	44
Barclays Bank PLC	4/7/2015	DKK	13,000	USD	1,956	3
Barclays Bank PLC	4/7/2015	DKK	607,000	USD	91,327	163
JP Morgan & Chase Co.	4/7/2015	DKK	164,000	USD	24,679	48
JP Morgan & Chase Co.	4/7/2015	DKK	1,258,000	USD	189,302	365
Barclays Bank PLC	4/7/2015	HUF	1,652,000	USD	6,096	(1)
JP Morgan & Chase Co.	4/7/2015	HUF	430,000	USD	1,590	3
JP Morgan & Chase Co.	4/7/2015	HUF	3,494,000	USD	12,919	25
JP Morgan & Chase Co.	4/7/2015	INR	335,745	USD	5,400	19
Barclays Bank PLC	4/7/2015	MXN	1,222,000	USD	81,527	(102)
JP Morgan & Chase Co.	4/7/2015	MXN	211,000	USD	14,078	(17)
JP Morgan & Chase Co.	4/7/2015	MXN	2,496,493	USD	166,563	(203)
The Bank of New York Mellon	4/7/2015	MXN	43,000	USD	2,869	(4)
Barclays Bank PLC	4/7/2015	NOK	306,000	USD	40,066	193
JP Morgan & Chase Co.	4/7/2015	NOK	50,000	USD	6,547	31
JP Morgan & Chase Co.	4/7/2015	NOK	645,000	USD	84,452	407
Barclays Bank PLC	4/7/2015	NZD	26,000	USD	19,609	22
JP Morgan & Chase Co.	4/7/2015	NZD	42,116	USD	31,764	36
The Bank of New York Mellon	4/7/2015	NZD	12,000	USD	9,050	10
Barclays Bank PLC	4/7/2015	PHP	1,219,000	USD	27,648	55
JP Morgan & Chase Co.	4/7/2015	PHP	36,000	USD	816	1
JP Morgan & Chase Co.	4/7/2015	PHP	2,589,000	USD	58,693	90
Barclays Bank PLC	4/7/2015	PLN	167,000	USD	45,069	87

JP Morgan & Chase Co.	4/7/2015	PLN	343,392	USD	92,674	180
The Bank of New York Mellon	4/7/2015	PLN	42,000	USD	11,335	22
Barclays Bank PLC	4/7/2015	THB	1,635,000	USD	50,482	14
JP Morgan & Chase Co.	4/7/2015	THB	3,515,000	USD	108,440	(58)
Barclays Bank PLC	4/7/2015	TWD	5,726,000	USD	181,980	(364)
JP Morgan & Chase Co.	4/7/2015	TWD	631,000	USD	19,984	(110)
JP Morgan & Chase Co.	4/7/2015	TWD	11,933,000	USD	377,926	(2,080)
JP Morgan & Chase Co.	4/7/2015	USD	1,432	COP	3,584,000	(4)
JP Morgan & Chase Co.	4/7/2015	USD	2,263	NZD	3,000	(3)
JP Morgan & Chase Co.	4/7/2015	USD	1,234	THB	40,000	1
JP Morgan & Chase Co.	4/7/2015	USD	4,267	ZAR	50,000	(10)
JP Morgan & Chase Co.	4/7/2015	USD	5,620	ZAR	66,000	(1)
Barclays Bank PLC	4/7/2015	ZAR	404,000	USD	34,473	78
JP Morgan & Chase Co.	4/7/2015	ZAR	870,000	USD	74,238	170
Barclays Bank PLC	4/8/2015	INR	5,085,000	USD	81,871	385
JP Morgan & Chase Co.	4/8/2015	INR	10,485,000	USD	168,664	644
JP Morgan & Chase Co.	4/8/2015	USD	5,003	INR	311,000	(19)

Total net unrealized appreciation						$82,384

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2015.

Currency Abbreviations

AED - Arab Emirates Dirham

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Koruna

DKK - Danish Krone

EGP - Egyptian Pound

EUR - Euro

GBP - Great British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli New Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

QAR - Qatari Rial

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish New Lira

TWD - New Taiwan Dollar

USD - U.S. Dollar

ZAR - South African Rand

*	Non-income producing security.
§	Security is listed in country domicile. Significant business activities of company are in Australia, New Zealand and the United States.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Affiliated issuer. This security is owned in proportion with its representation in the index. The table below shows the transactions in and earnings from investments in Deutsche Bank AG securities for the nine months ended February 28, 2015.

Change in
			Proceeds	Unrealized
	Fair Value	Purchases	from	Appreciation/	Realized	Fair Value	Dividend
	5/31/2014	at Cost	Sales	(Depreciation)	Gain (Loss)	2/28/2015	Income
Deutsche Bank AG (Common Stock)	$11,180	$47,123	$(810)	$2,087	$(509)	59,071	$—

(c)	Listed on London Stock Exchange.
(d)	At February 28, 2015, the aggregate cost of investments for Federal income tax purposes was $25,347,621. The net unrealized appreciation was $621,233 which consisted of aggregate gross unrealized appreciation of $1,020,686 and aggregate gross unrealized depreciation of $399,453.

ADR - American Depositary Receipt

CDI - Chess Depositary Interest

CPO - Ordinary Participation Certificates

FDR - Fiduciary Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non Voting Depositary Receipt

REIT - Real Estate Investment Trust

RSP - Risparmio (Convertible Savings Shares)

SDR - Swedish Depositary Receipt

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF

February 28, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.1%
Australia - 22.9%
AGL Energy Ltd.	1,801	$21,180
ALS Ltd.	976	4,355
Alumina Ltd.*	5,643	8,113
Amcor Ltd.	2,398	25,596
AMP Ltd.	5,325	27,879
APA Group (a)	2,407	17,285
Asciano Ltd.	1,253	6,345
ASX Ltd.	368	12,693
Aurizon Holdings Ltd.	3,651	13,494
AusNet Services (a)	6,843	7,834
Australia & New Zealand Banking Group Ltd.	5,127	141,581
Bank of Queensland Ltd.	391	4,265
Bendigo and Adelaide Bank Ltd.	694	6,952
BHP Billiton Ltd.	6,137	161,368
Boral Ltd.	1,277	6,127
Brambles Ltd.	3,275	28,406
Caltex Australia Ltd.	185	5,326
Coca-Cola Amatil Ltd.	1,468	11,941
Cochlear Ltd.	137	9,680
Commonwealth Bank of Australia	3,105	223,021
Computershare Ltd.	661	6,498
Crown Resorts Ltd.	540	6,456
CSL Ltd.	952	68,617
Dexus Property Group REIT	1,633	10,081
Federation Centres REIT	2,413	5,619
Fortescue Metals Group Ltd.	3,071	5,975
Goodman Group REIT	2,753	13,424
GPT Group REIT	3,453	12,681
Harvey Norman Holdings Ltd.	1,500	5,181
Healthscope Ltd.*	3,417	7,823
Iluka Resources Ltd.	793	4,871
Incitec Pivot Ltd.	2,809	8,934
Insurance Australia Group Ltd.	4,207	20,053
Leighton Holdings Ltd.	247	4,252
Lend Lease Group (a)	969	13,137
Macquarie Group Ltd.	602	34,274
Medibank Pvt Ltd.*	6,304	12,610
Metcash Ltd.	132	162
Mirvac Group REIT	5,262	8,552
National Australia Bank Ltd.	4,380	129,714
Newcrest Mining Ltd.*	1,759	19,779
Novion Property Group REIT	5,295	10,178
Orica Ltd.	713	11,043
Origin Energy Ltd.	1,920	18,319
Qantas Airways Ltd.*	2,329	5,259
QBE Insurance Group Ltd.	2,861	29,040
Ramsay Health Care Ltd.	407	21,276
REA Group Ltd.	66	2,528
Rio Tinto Ltd.	770	38,754
Santos Ltd.	1,240	7,693
Scentre Group REIT	11,106	33,498
Seek Ltd.	662	8,944
Sonic Healthcare Ltd.	1,122	17,044
Stockland REIT	4,391	16,092
Suncorp Group Ltd.	2,674	29,211
Sydney Airport (a)	1,787	7,205
Tabcorp Holdings Ltd.	945	3,744
Tatts Group Ltd.	2,395	7,448
Telstra Corp. Ltd.	8,648	43,046
Toll Holdings Ltd.	1,121	7,831
TPG Telecom Ltd.	587	3,495
Transurban Group (a)	3,486	24,924
Treasury Wine Estates Ltd.	2,359	10,009
Wesfarmers Ltd.	1,913	65,548
Westfield Corp. REIT	4,431	33,966
Westpac Banking Corp.	5,707	169,460
Woodside Petroleum Ltd.	1,160	31,888
Woolworths Ltd.	2,226	53,417
WorleyParsons Ltd.	159	1,242

		1,854,236

China - 17.1%
AAC Technologies Holdings, Inc.	1,429	9,461
Agricultural Bank of China Ltd., Class H	16,504	8,193
Aluminum Corp. of China Ltd., Class H*	5,531	2,681
Anhui Conch Cement Co. Ltd., Class H	2,607	8,857
Anta Sports Products Ltd.	4,500	9,051
AviChina Industry & Technology Co. Ltd., Class H	6,600	4,297
Bank of China Ltd., Class H	117,033	67,300
BBMG Corp., Class H	3,639	3,186
Beijing Capital International Airport Co. Ltd., Class H	12,604	11,880
Belle International Holdings Ltd.	16,412	17,754
Byd Co. Ltd., Class H	1,027	4,476
CGN Power Co. Ltd., Class H, 144A*	8,450	3,410
China Cinda Asset Management Co. Ltd., Class H*	12,928	6,367
China CNR Corp. Ltd., Class H, 144A*	1,125	1,546
China Communications Construction Co. Ltd., Class H	9,002	11,003
China Communications Services Corp. Ltd., Class H	2,400	1,102
China Construction Bank Corp., Class H	115,131	95,747
China COSCO Holdings Co. Ltd., Class H*	4,034	2,008
China Everbright Bank Co. Ltd., Class H	16,043	8,460
China Galaxy Securities Co. Ltd., Class H	3,123	3,725
China Gas Holdings Ltd.	9,603	14,932
China Huishan Dairy Holdings Co. Ltd.	32,263	5,574
China International Marine Containers Group Co. Ltd., Class H	1,500	2,843
China Life Insurance Co. Ltd., Class H	12,411	53,207
China Longyuan Power Group Corp., Class H	9,002	9,657
China Medical System Holdings Ltd.	739	1,223
China Mengniu Dairy Co. Ltd.	3,000	13,538
China Merchants Bank Co. Ltd., Class H	6,001	13,695
China Minsheng Banking Corp. Ltd., Class H	15,118	18,264
China National Building Material Co. Ltd., Class H	1,098	1,075
China Oilfield Services Ltd., Class H	5,575	8,468
China Pacific Insurance Group Co. Ltd., Class H	6,631	34,626
China Petroleum & Chemical Corp., Class H	54,015	45,269
China Railway Construction Corp. Ltd., Class H	4,350	5,311
China Railway Group Ltd., Class H	1,500	1,218
China Resources Power Holdings Co. Ltd.	5,404	14,319
China Shenhua Energy Co. Ltd., Class H	6,901	18,063
China State Construction International Holdings Ltd.	6,001	8,542
China Telecom Corp. Ltd., Class H	15,004	9,711
China Vanke Co. Ltd., Class H*	3,100	7,115
CITIC Securities Co. Ltd., Class H	1,500	5,319
CNOOC Ltd.	24,007	34,482
Country Garden Holdings Co. Ltd.	29,307	11,676
CSR Corp. Ltd., Class H	3,000	3,884
Datang International Power Generation Co. Ltd., Class H	3,919	1,961
Dongfeng Motor Group Co. Ltd., Class H	6,001	9,548
ENN Energy Holdings Ltd.	3,000	15,917
Evergrande Real Estate Group Ltd.	35,456	15,635
Fosun International Ltd.	14,519	23,475
GOME Electrical Appliances Holding Ltd.	9,201	1,246
Great Wall Motor Co. Ltd., Class H	3,059	19,484
Guangdong Investment Ltd.	12,003	15,461
Guangzhou Automobile Group Co. Ltd., Class H	6,001	5,757
Guangzhou R&F Properties Co. Ltd., Class H	11,207	13,034
Haitian International Holdings Ltd.	1,200	2,596
Haitong Securities Co. Ltd., Class H	3,000	7,156
Hengan International Group Co. Ltd.	2,700	30,966
Huadian Power International Corp. Ltd., Class H	4,805	4,039
Huaneng Power International, Inc., Class H	7,805	9,812
Industrial & Commercial Bank of China Ltd., Class H	124,348	90,746
Intime Retail Group Co. Ltd.	500	275
Jiangsu Expressway Co. Ltd., Class H	8,064	9,950
Kingsoft Corp. Ltd.	1,566	3,598
Lee & Man Paper Manufacturing Ltd.	4,159	2,145
Lenovo Group Ltd.	16,804	25,913
Longfor Properties Co. Ltd.	8,462	11,129
New China Life Insurance Co. Ltd., Class H	1,350	7,772
Nine Dragons Paper Holdings Ltd.	2,069	1,342
People’s Insurance Co. (Group) of China Ltd., Class H	27,007	13,964
PetroChina Co. Ltd., Class H	36,438	42,283
PICC Property & Casualty Co. Ltd., Class H	6,001	12,860
Ping An Insurance Group Co. of China Ltd., Class H	1,266	14,079
Semiconductor Manufacturing International Corp.*	28,328	2,484
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	6,293	5,185
Shanghai Electric Group Co. Ltd., Class H	12,003	7,135
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,950	4,073
Shenzhou International Group Holdings Ltd.	3,083	12,204

Shimao Property Holdings Ltd.	2,116	4,491
Sihuan Pharmaceutical Holdings Group Ltd.	5,410	3,223
Sino Biopharmaceutical Ltd.	11,067	10,517
Sino-Ocean Land Holdings Ltd.	3,240	2,022
Sinopec Engineering Group Co. Ltd., Class H	9,515	7,717
Sinopec Shanghai Petrochemical Co. Ltd., Class H	27,720	9,471
Sinopharm Group Co. Ltd., Class H	2,100	7,351
Sinotrans Ltd., Class H	3,509	2,321
Soho China Ltd.	44,121	31,573
Sun Art Retail Group Ltd.	8,402	7,540
Tencent Holdings Ltd.	8,109	142,089
Tingyi Cayman Islands Holding Corp.	3,000	7,543
Tsingtao Brewery Co. Ltd., Class H	2,477	15,665
Uni-President China Holdings Ltd.	3,893	3,062
Want Want China Holdings Ltd.	21,006	23,157
Weichai Power Co. Ltd., Class H	1,500	6,092
Yanzhou Coal Mining Co. Ltd., Class H	1,989	1,641
Zhejiang Expressway Co. Ltd., Class H	8,974	11,038
Zhuzhou CSR Times Electric Co. Ltd., Class H	2,100	11,832
Zijin Mining Group Co. Ltd., Class H	27,605	8,186
ZTE Corp., Class H	2,172	4,839

		1,387,109

Hong Kong - 13.9%
AIA Group Ltd.	22,965	135,170
Alibaba Health Information Technology Ltd.*	6,862	4,689
Alibaba Pictures Group Ltd.*	4,894	1,136
ASM Pacific Technology Ltd.	698	7,083
Bank of East Asia Ltd. (The)	1,218	5,010
Beijing Enterprises Holdings Ltd.	2,940	21,834
Beijing Enterprises Water Group Ltd.*	12,275	7,629
BOC Hong Kong (Holdings) Ltd.	5,995	21,141
Brilliance China Automotive Holdings Ltd.	6,001	11,776
Cathay Pacific Airways Ltd.	1,059	2,376
Cheung Kong (Holdings) Ltd.	2,955	58,484
Cheung Kong Infrastructure Holdings Ltd.	380	3,241
China Everbright International Ltd.	10,163	14,178
China Merchants Holdings International Co. Ltd.	6,001	22,826
China Mobile Ltd.	13,004	176,722
China Overseas Land & Investment Ltd.	9,002	27,450
China Resources Gas Group Ltd.	3,669	9,073
China Resources Land Ltd.	3,000	7,968
China South City Holdings Ltd.	16,567	5,233
China Taiping Insurance Holdings Co. Ltd.*	1,800	6,266
China Unicom (Hong Kong) Ltd.	4,659	7,845
CLP Holdings Ltd.	3,109	27,960
Far East Horizon Ltd.	4,500	4,195
First Pacific Co. Ltd.	3,000	3,052
Franshion Properties China Ltd.	4,897	1,440
Galaxy Entertainment Group Ltd.	4,510	22,911
GCL-Poly Energy Holdings Ltd.*	2,072	497
Geely Automobile Holdings Ltd.	12,001	5,369
Haier Electronics Group Co. Ltd.	2,143	5,651
Hanergy Thin Film Power Group Ltd.*	27,116	15,803
Hang Lung Properties Ltd.	4,500	12,765
Hang Seng Bank Ltd.	1,057	19,271
Henderson Land Development Co. Ltd.	2,565	17,528
HKT Trust and HKT Ltd. (a)	4,246	5,628
Hong Kong and China Gas Co. Ltd.	10,149	22,900
Hong Kong Exchanges & Clearing Ltd.	2,138	49,344
Hutchison Whampoa Ltd.	4,500	61,618
Hysan Development Co. Ltd.	1,500	7,195
Kerry Properties Ltd.	1,380	4,608
Kunlun Energy Co. Ltd.	12,003	11,808
Li & Fung Ltd.	11,481	11,739
Link REIT (The)	4,065	25,944
MGM China Holdings Ltd.	2,160	5,002
MTR Corp. Ltd.	1,450	6,730
New World China Land Ltd.	15,370	10,067
New World Development Co. Ltd.	9,664	11,401
Noble Group Ltd.	10,552	7,549
NWS Holdings Ltd.	1,818	3,291
PCCW Ltd.	4,541	2,898
Power Assets Holdings Ltd.	2,533	26,062
Shangri-La Asia Ltd.	2,931	3,961
Sino Land Co. Ltd.	6,001	9,811
SJM Holdings Ltd.	9,482	13,717
Sun Hung Kai Properties Ltd.	3,130	49,074
Swire Pacific Ltd., Class A	900	12,301

Swire Properties Ltd.	1,860	6,175
Techtronic Industries Co. Ltd.	2,467	8,541
WH Group Ltd., 144A*	9,506	5,270
Wharf Holdings Ltd. (The)	3,423	24,958
Wheelock & Co. Ltd.	1,651	8,856
Yue Yuen Industrial (Holdings) Ltd.	1,374	5,332
Yuexiu Property Co. Ltd.	56,853	11,435

		1,126,787

India - 4.6%
Dr. Reddy’s Laboratories Ltd., ADR	630	33,188
ICICI Bank Ltd., ADR	5,610	65,357
Infosys Ltd., ADR	1,320	48,457
Larsen & Toubro Ltd., GDR	1,750	50,575
Reliance Industries Ltd., GDR, 144A	2,370	66,123
Tata Motors Ltd., ADR	1,080	53,158
Wipro Ltd., ADR	3,870	53,329

		370,187

Indonesia - 2.9%
PT Adaro Energy Tbk	48,764	3,622
PT Astra Agro Lestari Tbk	2,250	4,291
PT Astra International Tbk	24,370	14,801
PT Bank Central Asia Tbk	26,535	28,947
PT Bank Danamon Indonesia Tbk	11,043	4,101
PT Bank Mandiri Persero Tbk	14,554	13,512
PT Bank Negara Indonesia Persero Tbk	14,567	7,748
PT Bank Rakyat Indonesia Persero Tbk	22,776	22,688
PT Bumi Serpong Damai Tbk	14,231	2,444
PT Global Mediacom Tbk	21,006	3,275
PT Gudang Garam Tbk	900	3,720
PT Indo Tambangraya Megah Tbk	840	1,098
PT Indocement Tunggal Prakarsa Tbk	5,471	10,180
PT Indofood CBP Sukses Makmur Tbk	4,159	4,601
PT Indofood Sukses Makmur Tbk	5,131	2,938
PT Jasa Marga Persero Tbk	11,252	6,181
PT Kalbe Farma Tbk	9,121	1,274
PT Lippo Karawaci Tbk	77,694	7,093
PT Matahari Department Store Tbk	5,560	7,679
PT Media Nusantara Citra Tbk	3,373	822
PT Perusahaan Gas Negara Persero Tbk	33,434	13,451
PT Semen Indonesia Persero Tbk	10,503	12,088
PT Tambang Batubara Bukit Asam Persero Tbk	5,101	4,213
PT Telekomunikasi Indonesia Persero Tbk	101,492	23,047
PT Tower Bersama Infrastructure Tbk	8,702	6,245
PT Unilever Indonesia Tbk	5,823	16,219
PT United Tractors Tbk	1,786	2,867
PT XL Axiata Tbk	14,348	5,323

		234,468

Ireland - 0.1%
James Hardie Industries PLC CDI§	775	9,169

Macau - 0.4%
Sands China Ltd.	4,957	22,625
Wynn Macau Ltd.	3,000	7,872

		30,497

Malaysia - 4.3%
Alliance Financial Group Bhd	7,076	9,463
AMMB Holdings Bhd	4,700	8,333
Berjaya Sports Toto Bhd	10,747	10,019
British American Tobacco Malaysia Bhd	650	12,463
Bumi Armada Bhd	3,787	1,198
CIMB Group Holdings Bhd	1,450	2,394
Dialog Group Bhd	700	317
DiGi.Com Bhd	10,302	18,151
Felda Global Ventures Holdings Bhd	12,727	8,193
Gamuda Bhd	600	876
Genting Malaysia Bhd	14,853	16,938
Hong Leong Bank Bhd	5,151	20,524
Hong Leong Financial Group Bhd	4,225	19,718
IHH Healthcare Bhd	7,076	10,936
IOI Properties Group Bhd	1,600	946
Kuala Lumpur Kepong Bhd	1,200	7,558
Lafarge Malaysia Bhd	1,800	5,044
Malayan Banking Bhd	12,427	31,723
Malaysia Airports Holdings Bhd	3,725	7,597

Maxis Bhd	9,001	17,607
MISC Bhd	2,525	5,899
Petronas Dagangan Bhd	2,200	11,952
Petronas Gas Bhd	2,875	18,395
Public Bank Bhd	7,026	35,715
SapuraKencana Petroleum Bhd	600	474
Sime Darby Bhd	14,228	36,833
Telekom Malaysia Bhd	5,351	10,571
Tenaga Nasional Bhd	700	2,859
UMW Holdings Bhd	4,376	13,453
YTL Power International Bhd	12,031	5,241

		351,390

New Zealand - 1.1%
Auckland International Airport Ltd.	5,387	17,725
Contact Energy Ltd.	4,705	21,994
Fletcher Building Ltd.	1,866	12,195
Meridian Energy Ltd.	1,825	2,995
Mighty River Power Ltd.	3,232	8,361
Ryman Healthcare Ltd.	2,308	14,193
Spark New Zealand Ltd.	3,821	9,451

		86,914

Philippines - 1.6%
Aboitiz Equity Ventures, Inc.	12,877	16,604
Aboitiz Power Corp.	4,550	4,582
Ayala Corp.	395	6,424
Ayala Land, Inc.	7,926	6,517
Bank of the Philippine Islands	4,308	9,424
BDO Unibank, Inc.	2,020	5,086
DMCI Holdings Inc.	8,200	2,939
Energy Development Corp.	17,500	3,513
Globe Telecom, Inc.	300	12,962
International Container Terminal Services, Inc.	3,493	8,881
Jollibee Foods Corp.	2,278	11,356
Metropolitan Bank & Trust Company	470	987
Philippine Long Distance Telephone Co.	150	10,758
SM Investments Corp.	85	1,697
SM Prime Holdings, Inc.	36,357	16,294
Universal Robina Corp.	3,190	15,773

		133,797

Singapore - 4.7%
Ascendas Real Estate Investment Trust REIT	4,550	8,246
CapitaCommercial Trust REIT	4,550	5,893
CapitaLand Ltd.	7,551	19,891
CapitaMall Trust REIT	6,001	9,291
City Developments Ltd.	1,550	11,635
ComfortDelGro Corp. Ltd.	2,600	5,609
DBS Group Holdings Ltd.	3,200	45,951
Genting Singapore PLC	13,803	9,976
Global Logistic Properties Ltd.	7,801	14,825
Golden Agri-Resources Ltd.	28,903	8,589
Hutchison Port Holdings Trust	10,552	7,334
Keppel Corp. Ltd.	3,000	19,261
Keppel Land Ltd.	3,950	13,158
Oversea-Chinese Banking Corp. Ltd.	4,850	37,295
Sembcorp Industries Ltd.	1,550	4,811
Sembcorp Marine Ltd.	1,550	3,401
Singapore Exchange Ltd.	1,450	8,703
Singapore Press Holdings Ltd.	1,450	4,352
Singapore Technologies Engineering Ltd.	4,550	11,718
Singapore Telecommunications Ltd.	15,003	46,456
StarHub Ltd.	1,200	3,777
Suntec Real Estate Investment Trust REIT	1,200	1,721
United Overseas Bank Ltd.	3,000	50,783
UOL Group Ltd.	1,450	8,352
Wilmar International Ltd.	6,450	15,334
Yangzijiang Shipbuilding Holdings Ltd.	4,802	4,316

		380,678

South Korea - 13.8%
Amorepacific Corp.	7	18,209
AMOREPACIFIC Group	10	12,173
BS Financial Group, Inc.	295	4,005
Celltrion, Inc.*	234	13,947
Cheil Worldwide, Inc.*	269	5,122
CJ CheilJedang Corp.	8	2,606
CJ Corp.	30	4,742

Coway Co. Ltd.	106	8,325
Daelim Industrial Co. Ltd.	1	59
Daewoo Securities Co. Ltd.	624	6,055
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	24	443
Daum Kakao Corp.	48	5,821
DGB Financial Group, Inc.	504	5,327
Dongbu Insurance Co. Ltd.	146	7,050
E-Mart Co. Ltd.	60	11,726
GS Engineering & Construction Corp.*	137	3,782
Halla Visteon Climate Control Corp.	54	2,108
Hana Financial Group, Inc.	900	24,682
Hankook Tire Co. Ltd.	104	4,548
Hanwha Chemical Corp.	385	4,946
Hanwha Corp.	312	8,699
Hanwha Life Insurance Co. Ltd.	355	2,526
Hite Jinro Co. Ltd.	36	749
Hotel Shilla Co. Ltd.	47	4,239
Hyosung Corp.	13	867
Hyundai Department Store Co. Ltd.	19	2,320
Hyundai Engineering & Construction Co. Ltd.	13	585
Hyundai Glovis Co. Ltd.	29	6,302
Hyundai Heavy Industries Co. Ltd.*	79	8,637
Hyundai Marine & Fire Insurance Co. Ltd.	262	6,505
Hyundai Merchant Marine Co. Ltd.*	96	791
Hyundai Mipo Dockyard Co. Ltd.*	2	140
Hyundai Mobis Co. Ltd.	109	24,778
Hyundai Motor Co.	224	32,757
Hyundai Steel Co.	566	34,552
Hyundai Wia Corp.	26	3,328
Industrial Bank of Korea	1,537	18,905
Kangwon Land, Inc.	186	5,762
KB Financial Group, Inc.	1,324	47,047
KEPCO Plant Service & Engineering Co. Ltd.	47	3,948
Kia Motors Corp.	475	19,692
Korea Aerospace Industries Ltd.	143	6,567
Korea Electric Power Corp.	596	24,273
Korea Zinc Co. Ltd.	29	10,820
KT Corp.*	120	3,346
KT&G Corp.	226	16,473
Kumho Petrochemical Co. Ltd.	31	2,435
LG Chem Ltd.	167	34,996
LG Display Co. Ltd.	210	6,505
LG Electronics, Inc.	31	1,746
LG Household & Health Care Ltd.	20	12,209
LG Uplus Corp.	1,122	12,114
Lotte Chemical Corp.	85	14,753
LS Industrial Systems Co. Ltd.	14	788
Mirae Asset Securities Co. Ltd.	101	4,459
NAVER Corp.	55	33,124
NCSoft Corp.	46	7,481
NH Investment & Securities Co. Ltd.	756	8,472
OCI Co. Ltd.	25	2,232
Orion Corp.	10	8,783
Paradise Co. Ltd.	145	2,794
POSCO	370	90,178
S-1 Corp.	49	3,572
Samsung C&T Corp.	128	7,067
Samsung Card Co. Ltd.	96	3,280
Samsung Electro-Mechanics Co. Ltd.	35	2,197
Samsung Electronics Co. Ltd.	187	231,205
Samsung Engineering Co. Ltd.*	10	383
Samsung Fire & Marine Insurance Co. Ltd.	65	15,102
Samsung Heavy Industries Co. Ltd.	23	413
Samsung Life Insurance Co. Ltd.	166	15,064
Samsung SDI Co. Ltd.	49	6,094
Samsung SDS Co. Ltd.	41	10,815
Samsung Securities Co. Ltd.	180	7,823
Shinhan Financial Group Co. Ltd.	1,391	55,384
Shinsegae Co. Ltd.	5	786
SK C&C Co. Ltd.	26	5,140
SK Holdings Co. Ltd.	23	3,898
SK Hynix, Inc.	899	38,170
SK Innovation Co. Ltd.*	41	3,866
SK Telecom Co. Ltd.	35	9,136
Woori Bank	1,943	16,783

		1,119,531

Taiwan - 9.6%
Advanced Semiconductor Engineering, Inc., ADR	9,545	67,769
AU Optronics Corp., ADR	4,501	23,540
Chunghwa Telecom Co. Ltd., ADR	1,980	62,291
Hon Hai Precision Industry Co. Ltd., GDR	38,466	211,563
Siliconware Precision Industries Co., ADR	5,613	49,675
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	12,393	304,000
United Microelectronics Corp., ADR	25,266	63,418

		782,256

Thailand - 2.1%
Bangkok Bank PCL, NVDR	3,425	19,387
Indorama Ventures PCL, NVDR	10,026	8,063
IRPC PCL, NVDR	44,862	6,189
Kasikornbank PCL, NVDR	3,600	24,163
Krung Thai Bank PCL, NVDR	56,504	39,848
PTT Exploration & Production PCL, NVDR	4,700	16,428
PTT PCL, NVDR	2,525	26,789
Siam Commercial Bank PCL, NVDR	3,800	19,923
Thai Oil PCL, NVDR	7,251	11,775

		172,565

TOTAL COMMON STOCKS
(Cost $7,680,214)		8,039,584

PREFERRED STOCKS - 0.5%
South Korea - 0.5%
Hyundai Motor Co.	4	399
Hyundai Motor Co. - 2nd Preferred	25	2,585
LG Chem Ltd.	35	5,166
Samsung Electronics Co. Ltd.	30	28,646

		36,796

TOTAL PREFERRED STOCKS
(Cost $37,665)		36,796

RIGHTS - 0.0%
Malaysia - 0.0%
Malaysia Airports Holdings Bhd*, expires 4/13/15
(Cost $0)	625	328

WARRANTS - 0.0%
Hong Kong - 0.0%
Sun Hung Kai Properties Ltd.*, expires 4/22/16
(Cost $208)	208	622

TOTAL INVESTMENTS - 99.6%
(Cost $7,718,087) (b)		$8,077,330
Other assets less liabilities - 0.4%		32,771

NET ASSETS - 100.0%		$8,110,101

Sector Breakdown as of 2/28/15

As a % of Total Investments
Financial	36.8%
Technology	12.0%
Consumer, Non-cyclical	9.2%
Communications	9.0%
Industrial	8.2%
Consumer, Cyclical	6.6%
Basic Materials	6.4%
Energy	4.9%
Utilities	4.3%
Diversified	2.6%

TOTAL INVESTMENTS	100.0%

Sector Breakdown is subject to change.

As of February 28, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Barclays Bank PLC	3/3/2015	HKD	8,124,000	USD	1,047,731	$259
JP Morgan & Chase Co.	3/3/2015	HKD	8,124,000	USD	1,047,738	266
JP Morgan & Chase Co.	3/3/2015	HKD	3,305,000	USD	426,184	52
The Bank of New York Mellon	3/3/2015	HKD	177,000	USD	22,830	8
Barclays Bank PLC	3/3/2015	USD	22,823	HKD	177,000	(1)
Barclays Bank PLC	3/3/2015	USD	1,047,521	HKD	8,124,000	(50)
JP Morgan & Chase Co.	3/3/2015	USD	23,100	HKD	179,114	(6)
JP Morgan & Chase Co.	3/3/2015	USD	1,450,578	HKD	11,249,886	(69)
Barclays Bank PLC	3/4/2015	AUD	934,000	USD	725,948	(3,689)
JP Morgan & Chase Co.	3/4/2015	AUD	934,000	USD	725,970	(3,666)
JP Morgan & Chase Co.	3/4/2015	AUD	397,000	USD	309,346	(789)
The Bank of New York Mellon	3/4/2015	AUD	19,000	USD	14,789	(53)
Barclays Bank PLC	3/4/2015	IDR	1,212,484,000	USD	94,159	418
JP Morgan & Chase Co.	3/4/2015	IDR	1,212,484,000	USD	94,130	389
JP Morgan & Chase Co.	3/4/2015	IDR	505,961,000	USD	39,252	135
Barclays Bank PLC	3/4/2015	INR	9,574,000	USD	153,233	(1,518)
JP Morgan & Chase Co.	3/4/2015	INR	9,574,000	USD	153,624	(1,127)
JP Morgan & Chase Co.	3/4/2015	INR	3,708,000	USD	59,956	22
Barclays Bank PLC	3/4/2015	KRW	529,001,000	USD	477,912	(3,987)
JP Morgan & Chase Co.	3/4/2015	KRW	529,001,000	USD	478,042	(3,857)
JP Morgan & Chase Co.	3/4/2015	KRW	5,442,000	USD	5,000	43
JP Morgan & Chase Co.	3/4/2015	KRW	5,496,200	USD	5,000	(7)
JP Morgan & Chase Co.	3/4/2015	KRW	213,755,000	USD	193,647	(1,075)
Barclays Bank PLC	3/4/2015	NZD	50,000	USD	36,184	(1,619)
JP Morgan & Chase Co.	3/4/2015	NZD	50,000	USD	36,184	(1,619)
JP Morgan & Chase Co.	3/4/2015	NZD	19,000	USD	14,295	(70)
The Bank of New York Mellon	3/4/2015	NZD	6,000	USD	4,418	(118)
Barclays Bank PLC	3/4/2015	PHP	2,395,000	USD	54,149	(160)
JP Morgan & Chase Co.	3/4/2015	PHP	2,395,000	USD	54,170	(140)
JP Morgan & Chase Co.	3/4/2015	PHP	986,000	USD	22,385	27
Barclays Bank PLC	3/4/2015	SGD	216,000	USD	159,511	1,037
JP Morgan & Chase Co.	3/4/2015	SGD	216,000	USD	159,504	1,030
JP Morgan & Chase Co.	3/4/2015	SGD	87,000	USD	64,026	197
The Bank of New York Mellon	3/4/2015	SGD	10,000	USD	7,424	87
Barclays Bank PLC	3/4/2015	TWD	10,000,000	USD	314,515	(3,908)
JP Morgan & Chase Co.	3/4/2015	TWD	10,000,000	USD	314,594	(3,829)
JP Morgan & Chase Co.	3/4/2015	TWD	156,830	USD	5,000	6
JP Morgan & Chase Co.	3/4/2015	TWD	4,121,000	USD	131,025	(197)
Barclays Bank PLC	3/4/2015	USD	14,872	AUD	19,000	(29)
Barclays Bank PLC	3/4/2015	USD	731,089	AUD	934,000	(1,452)
JP Morgan & Chase Co.	3/4/2015	USD	15,700	AUD	20,199	79
JP Morgan & Chase Co.	3/4/2015	USD	1,025,973	AUD	1,310,801	(1,981)
Barclays Bank PLC	3/4/2015	USD	93,412	IDR	1,212,484,000	329
JP Morgan & Chase Co.	3/4/2015	USD	132,504	IDR	1,718,445,000	354
Barclays Bank PLC	3/4/2015	USD	155,045	INR	9,574,000	(294)
JP Morgan & Chase Co.	3/4/2015	USD	214,968	INR	13,282,000	(282)
Barclays Bank PLC	3/4/2015	USD	480,473	KRW	529,001,000	1,426
JP Morgan & Chase Co.	3/4/2015	USD	685,177	KRW	753,694,200	1,409
Barclays Bank PLC	3/4/2015	USD	4,540	NZD	6,000	(4)
Barclays Bank PLC	3/4/2015	USD	37,834	NZD	50,000	(31)
JP Morgan & Chase Co.	3/4/2015	USD	4,500	NZD	6,218	201
JP Morgan & Chase Co.	3/4/2015	USD	47,506	NZD	62,782	(39)
Barclays Bank PLC	3/4/2015	USD	54,345	PHP	2,395,000	(36)
JP Morgan & Chase Co.	3/4/2015	USD	76,686	PHP	3,381,000	(18)
Barclays Bank PLC	3/4/2015	USD	7,352	SGD	10,000	(16)
Barclays Bank PLC	3/4/2015	USD	158,812	SGD	216,000	(338)
JP Morgan & Chase Co.	3/4/2015	USD	7,800	SGD	10,563	(50)
JP Morgan & Chase Co.	3/4/2015	USD	215,006	SGD	292,437	(453)
Barclays Bank PLC	3/4/2015	USD	318,066	TWD	10,000,000	357
JP Morgan & Chase Co.	3/4/2015	USD	452,546	TWD	14,277,830	2,092
Barclays Bank PLC	3/5/2015	MYR	522,000	USD	142,666	(2,108)
JP Morgan & Chase Co.	3/5/2015	MYR	522,000	USD	142,908	(1,866)
JP Morgan & Chase Co.	3/5/2015	MYR	214,000	USD	59,331	(21)
Barclays Bank PLC	3/5/2015	THB	2,351,000	USD	71,579	(1,121)

JP Morgan & Chase Co.	3/5/2015	THB	2,351,000	USD	71,609	(1,091)
JP Morgan & Chase Co.	3/5/2015	THB	929,000	USD	28,660	(67)
Barclays Bank PLC	3/5/2015	USD	144,438	MYR	522,000	335
JP Morgan & Chase Co.	3/5/2015	USD	203,636	MYR	736,000	490
Barclays Bank PLC	3/5/2015	USD	72,748	THB	2,351,000	(49)
JP Morgan & Chase Co.	3/5/2015	USD	101,416	THB	3,280,000	10
Barclays Bank PLC	4/2/2015	HKD	177,000	USD	22,822	1
Barclays Bank PLC	4/2/2015	HKD	8,124,000	USD	1,047,489	39
JP Morgan & Chase Co.	4/2/2015	HKD	289,000	USD	37,263	1
JP Morgan & Chase Co.	4/2/2015	HKD	11,249,886	USD	1,450,533	55
Barclays Bank PLC	4/6/2015	IDR	1,212,484,000	USD	92,380	(817)
JP Morgan & Chase Co.	4/6/2015	IDR	105,759,000	USD	8,059	(70)
JP Morgan & Chase Co.	4/6/2015	IDR	1,718,445,000	USD	130,949	(1,137)
Barclays Bank PLC	4/6/2015	KRW	529,001,000	USD	479,772	(1,443)
JP Morgan & Chase Co.	4/6/2015	KRW	13,159,000	USD	11,945	(25)
JP Morgan & Chase Co.	4/6/2015	KRW	753,694,200	USD	684,150	(1,460)
Barclays Bank PLC	4/6/2015	MYR	522,000	USD	143,996	(357)
JP Morgan & Chase Co.	4/6/2015	MYR	25,000	USD	6,895	(18)
JP Morgan & Chase Co.	4/6/2015	MYR	736,000	USD	202,989	(543)
Barclays Bank PLC	4/6/2015	SGD	10,000	USD	7,345	15
Barclays Bank PLC	4/6/2015	SGD	216,000	USD	158,653	323
JP Morgan & Chase Co.	4/6/2015	SGD	5,000	USD	3,672	7
JP Morgan & Chase Co.	4/6/2015	SGD	292,437	USD	214,790	432
JP Morgan & Chase Co.	4/6/2015	USD	1,366	IDR	17,905,000	11
JP Morgan & Chase Co.	4/6/2015	USD	1,380	MYR	5,000	3
JP Morgan & Chase Co.	4/6/2015	USD	734	SGD	1,000	(1)
Barclays Bank PLC	4/7/2015	AUD	19,000	USD	14,842	31
Barclays Bank PLC	4/7/2015	AUD	934,000	USD	729,590	1,513
JP Morgan & Chase Co.	4/7/2015	AUD	134,000	USD	104,678	221
JP Morgan & Chase Co.	4/7/2015	AUD	1,310,801	USD	1,023,966	2,162
JP Morgan & Chase Co.	4/7/2015	INR	169,738	USD	2,730	9
Barclays Bank PLC	4/7/2015	NZD	6,000	USD	4,525	5
Barclays Bank PLC	4/7/2015	NZD	50,000	USD	37,711	43
JP Morgan & Chase Co.	4/7/2015	NZD	62,782	USD	47,350	54
Barclays Bank PLC	4/7/2015	PHP	2,395,000	USD	54,321	109
JP Morgan & Chase Co.	4/7/2015	PHP	142,000	USD	3,219	5
JP Morgan & Chase Co.	4/7/2015	PHP	3,381,000	USD	76,648	117
Barclays Bank PLC	4/7/2015	THB	2,351,000	USD	72,589	20
JP Morgan & Chase Co.	4/7/2015	THB	3,280,000	USD	101,190	(54)
Barclays Bank PLC	4/7/2015	TWD	10,000,000	USD	317,813	(636)
JP Morgan & Chase Co.	4/7/2015	TWD	418,000	USD	13,238	(73)
JP Morgan & Chase Co.	4/7/2015	TWD	14,277,830	USD	452,188	(2,489)
JP Morgan & Chase Co.	4/7/2015	USD	3,771	NZD	5,000	(4)
Barclays Bank PLC	4/8/2015	INR	9,574,000	USD	154,146	725
JP Morgan & Chase Co.	4/8/2015	INR	13,282,000	USD	213,657	816
JP Morgan & Chase Co.	4/8/2015	USD	516	INR	32,000	(3)
JP Morgan & Chase Co.	4/8/2015	USD	9,314	INR	579,000	(36)

Total net unrealized depreciation						$(34,291)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2015.

Currency Abbreviations

AUD – Australian Dollar

HKD – Hong Kong Dollar

IDR – Indonesian Rupiah

INR – Indian Rupee

KRW – South Korean Won

MYR – Malaysian Ringgit

NZD – New Zealand Dollar

PHP – Phillippine Peso

SGD – Singapore Dollar

THB – Thai Baht

TWD – New Taiwan Dollar

USD – U.S. Dollar

*	Non-income producing security.

144A: Security exempt from registration under Rule 144A of the securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

§	Security is listed in country domicile. Significant business activities of company are in Australia, New Zealand and the United States.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	At February 28, 2015, the aggregate cost of investments for Federal income tax purposes was $7,728,947. The unrealized appreciation was $348,383 which consisted of aggregate gross unrealized appreciation of $756,173 and aggregate gross unrealized depreciation of $407,790.

ADR - American Depositary Receipt.

CDI - Chess Depositary Interest.

GDR - Global Depositary Receipt.

NVDR - Non Voting Depositary Receipt.

REIT - Real Estate Investment Trust.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Brazil Hedged Equity ETF

February 28, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 59.7%
Basic Materials - 7.5%
Cia Siderurgica Nacional SA	12,507	$22,690
Fibria Celulose SA *	4,541	58,963
Klabin SA	8,344	47,029
Ultrapar Participacoes SA	6,622	138,983
Vale SA	23,312	174,507

		442,172

Communications - 1.3%
B2W Cia Digital *	1,993	14,077
Tim Participacoes SA	15,336	64,396

		78,473

Consumer, Cyclical - 2.3%
Lojas Americanas SA	2,663	12,007
Lojas Renner SA	2,326	68,901
Raia Drogasil SA	3,903	39,185
Via Varejo SA *	2,123	12,639

		132,732

Consumer, Non-cyclical - 26.2%
Ambev SA	85,235	550,668
BRF SA	11,906	270,226
CCR SA	15,941	93,610
Cielo SA	12,780	201,283
EcoRodovias Infraestrutura e Logistica SA	3,779	14,031
Estacio Participacoes SA	5,380	36,577
Hypermarcas SA *	6,308	42,442
JBS SA	13,316	58,729
Kroton Educacional SA	24,998	91,494
Localiza Rent a Car SA	2,571	31,699
M Dias Branco SA	574	16,783
Natura Cosmeticos SA	3,017	29,886
Qualicorp SA *	3,722	34,090
Souza Cruz SA	6,894	61,588

		1,533,106

Energy - 3.4%
Cosan SA Industria e Comercio	2,075	20,679
Petroleo Brasileiro SA	53,863	179,875

		200,554

Financial - 12.7%
Banco Bradesco SA	11,488	151,109
Banco do Brasil SA	15,528	129,749
Banco Santander Brasil SA	7,525	37,456
BB Seguridade Participacoes SA	12,696	144,906
BM&F Bovespa SA	32,635	115,422
BR Malls Participacoes SA	7,961	47,423
CETIP SA - Mercados Organizados	3,857	46,739
Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,473	18,247
Odontoprev SA	4,300	15,829
Porto Seguro SA	2,097	23,136
Sul America SA	3,007	13,855

		743,871

Industrial - 3.5%
Duratex SA	5,407	14,457
Embraer SA	12,039	105,600
Multiplan Empreendimentos Imobiliarios SA	1,481	28,459
WEG SA	5,144	55,630

		204,146

Technology - 0.5%
Totvs SA	2,159	26,094

Utilities - 2.3%
Centrais Eletricas Brasileiras SA	4,927	9,286
Cia de Saneamento Basico do Estado de Sao Paulo	6,136	36,616
CPFL Energia SA	4,400	28,783
EDP - Energias do Brasil SA	4,315	13,696
Tractebel Energia SA	2,939	34,579
Transmissora Alianca de Energia Eletrica SA	1,590	11,723

		134,683

TOTAL COMMON STOCKS
(Cost $3,923,008)		3,495,831

PREFERRED STOCKS - 40.5%
Basic Materials - 5.9%
Braskem SA, Class A	2,592	11,687
Gerdau SA	15,535	55,655
Metalurgica Gerdau SA	4,970	19,539
Suzano Papel e Celulose SA, Class A	5,993	25,460
Usinas Siderurgicas de Minas Gerais SA, Class A*	6,423	9,345
Vale SA	34,842	227,187

		348,873

Communications - 1.9%
Oi SA*	4,746	9,931
Telefonica Brasil SA	5,461	101,785

		111,716

Consumer, Cyclical - 0.9%
Lojas Americanas SA	8,973	52,755

Consumer, Non-cyclical - 1.5%
Cia Brasileira de Distribuicao	2,594	88,774

Diversified - 3.5%
Itausa - Investimentos Itau SA	58,175	206,776

Energy - 4.4%
Petroleo Brasileiro SA	75,942	256,016

Financial - 20.1%
Banco Bradesco SA	38,073	504,287
Banco do Estado do Rio Grande do Sul SA, Class B	3,124	14,009
Bradespar SA	4,067	18,969
Itau Unibanco Holding SA	49,902	641,628

		1,178,893

Utilities - 2.3%
AES Tiete SA	1,671	10,183
Centrais Eletricas Brasileiras SA, Class B	4,108	10,029
Cia Energetica de Minas Gerais	13,705	62,665
Cia Energetica de Sao Paulo, Class B	3,312	27,476
Cia Paranaense de Energia, Class B	1,796	21,827

		132,180

TOTAL PREFERRED STOCKS
(Cost $2,981,586)		2,375,983

RIGHTS - 0.0%
Diversified - 0.0%
Itausa - Investimentos Itau SA*, expires 4/25/15
(Cost $0)	399	478

TOTAL INVESTMENTS - 100.2%
(Cost $6,904,594) (a)		$5,872,292
Liabilities in excess of other assets - (0.2%)		(10,356)

NET ASSETS - 100.0%		$5,861,936

As of February 28, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Barclays Bank PLC	3/4/2015	BRL	7,089,000	USD	2,619,056	$125,244
JP Morgan & Chase Co.	3/4/2015	BRL	217,310	USD	80,200	3,753
JP Morgan & Chase Co.	3/4/2015	BRL	7,089,000	USD	2,616,253	122,440
The Bank of New York Mellon	3/4/2015	BRL	14,792	USD	5,431	228
Barclays Bank PLC	3/4/2015	USD	2,479,538	BRL	7,089,000	14,274
JP Morgan & Chase Co.	3/4/2015	USD	7,372	BRL	20,000	(336)
JP Morgan & Chase Co.	3/4/2015	USD	10,934	BRL	30,000	(380)
JP Morgan & Chase Co.	3/4/2015	USD	2,534,424	BRL	7,256,310	18,246
The Bank of New York Mellon	3/4/2015	USD	5,172	BRL	14,792	32
Barclays Bank PLC	4/6/2015	BRL	7,089,000	USD	2,453,875	(13,343)
JP Morgan & Chase Co.	4/6/2015	BRL	177,000	USD	61,203	(399)
JP Morgan & Chase Co.	4/6/2015	BRL	1,673,000	USD	578,272	(3,990)
JP Morgan & Chase Co.	4/6/2015	BRL	7,256,310	USD	2,508,143	(17,304)
The Bank of New York Mellon	4/6/2015	BRL	14,792	USD	5,119	(29)

Total net unrealized appreciation						$248,436

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2015.

Currency Abbreviations

BRL - Brazilian Real

USD - U.S. Dollar

*	Non-income producing security.
(a)	At February 28, 2015, the aggregate cost of investments for Federal income tax purposes was $7,315,121. The unrealized depreciation was $1,442,829 which consisted of aggregate gross unrealized appreciation of $148,107 and aggregate gross unrealized depreciation of $1,590,936.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF

February 28, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.2%
Australia - 7.3%
AGL Energy Ltd.	234,735	$2,760,509
ALS Ltd.	90,840	405,311
Alumina Ltd.*	1,062,693	1,527,920
Amcor Ltd.	409,159	4,367,347
AMP Ltd.	1,147,693	6,008,629
APA Group (a)	134,548	966,201
Asciano Ltd.	272,716	1,380,894
ASX Ltd.	58,510	2,018,075
Aurizon Holdings Ltd.	711,728	2,630,571
AusNet Services (a)	2,325,313	2,661,913
Australia & New Zealand Banking Group Ltd.	956,892	26,424,351
Bank of Queensland Ltd.	143,910	1,569,825
Bendigo and Adelaide Bank Ltd.	254,726	2,551,738
BHP Billiton Ltd.	1,127,727	29,652,677
Boral Ltd.	270,625	1,298,408
Brambles Ltd.	513,486	4,453,756
Caltex Australia Ltd.	110,469	3,180,057
Coca-Cola Amatil Ltd.	200,971	1,634,779
Cochlear Ltd.	16,280	1,150,254
Commonwealth Bank of Australia	569,034	40,871,737
Computershare Ltd.	168,737	1,658,692
Crown Resorts Ltd.	139,770	1,671,015
CSL Ltd.	172,126	12,406,253
Dexus Property Group REIT	259,876	1,604,236
Federation Centres REIT	555,183	1,292,788
Flight Centre Travel Group Ltd.	19,293	622,019
Fortescue Metals Group Ltd.	471,200	916,810
Goodman Group REIT	575,769	2,807,422
GPT Group REIT	612,132	2,248,111
Harvey Norman Holdings Ltd.	363,875	1,256,751
Healthscope Ltd.*	5,786	13,247
Iluka Resources Ltd.	168,398	1,034,271
Incitec Pivot Ltd.	480,415	1,527,868
Insurance Australia Group Ltd.	778,129	3,708,995
Leighton Holdings Ltd.	173,501	2,986,698
Lend Lease Group (a)	169,139	2,293,074
Macquarie Group Ltd.	120,031	6,833,724
Medibank Pvt Ltd.*	558,903	1,118,024
Metcash Ltd.	16,912	20,748
Mirvac Group REIT	1,169,749	1,901,213
National Australia Bank Ltd.	851,375	25,213,606
Newcrest Mining Ltd.*	312,117	3,509,563
Novion Property Group REIT	145,603	279,885
Orica Ltd.	132,860	2,057,656
Origin Energy Ltd.	474,235	4,524,641
Platinum Asset Management Ltd.	100	659
Qantas Airways Ltd.*	2,477	5,594
QBE Insurance Group Ltd.	428,576	4,350,226
Ramsay Health Care Ltd.	45,594	2,383,464
REA Group Ltd.	15,633	598,690
Rio Tinto Ltd.	158,954	8,000,177
Santos Ltd.	428,651	2,659,495
Scentre Group REIT	1,946,367	5,870,660
Seek Ltd.	90,722	1,225,695
Sonic Healthcare Ltd.	122,899	1,866,893
Stockland REIT	753,502	2,761,418
Suncorp Group Ltd.	425,367	4,646,713
Sydney Airport (a)	720,969	2,906,974
Tabcorp Holdings Ltd.	195,548	774,705
Tatts Group Ltd.	300,258	933,797
Telstra Corp. Ltd.	1,678,453	8,354,558
Toll Holdings Ltd.	221,759	1,549,151
TPG Telecom Ltd.	81,251	483,792
Transurban Group (a)	633,538	4,529,692
Treasury Wine Estates Ltd.	114,992	487,913
Wesfarmers Ltd.	376,700	12,907,439
Westfield Corp. REIT	842,296	6,456,670
Westpac Banking Corp.	1,094,959	32,512,946
Woodside Petroleum Ltd.	261,097	7,177,490
Woolworths Ltd.	407,705	9,783,646
WorleyParsons Ltd.	71,515	558,820

		344,809,539

Austria - 0.2%
Andritz AG	12,324	710,931
Erste Group Bank AG	118,246	3,098,992
Immofinanz AG*	23,067	70,392
OMV AG	39,040	1,124,734
Raiffeisen Bank International AG	45,337	684,910
Vienna Insurance Group AG Wiener Versicherung Gruppe	25,489	1,127,241
Voestalpine AG	83,808	3,275,904

		10,093,104

Belgium - 1.3%
Ageas	74,813	2,695,334
Anheuser-Busch InBev NV	276,150	35,136,025
Belgacom SA	55,068	2,071,474
Colruyt SA	29,220	1,367,777
Delhaize Group SA	35,845	3,216,190
Groupe Bruxelles Lambert SA	29,293	2,563,736
KBC Groep NV*	84,589	5,132,400
Solvay SA	22,954	3,411,172
Telenet Group Holding NV*	6,518	373,814
UCB SA	51,553	3,943,116
Umicore SA	48,770	2,128,728

		62,039,766

Bermuda - 0.0%
Seadrill Ltd.	132,301	1,527,337

Channel Islands - 0.1%
Friends Life Group Ltd.	493,937	3,134,910
Randgold Resources Ltd.	31,850	2,547,095

		5,682,005

Denmark - 1.6%
A.P. Moeller - Maersk A/S, Class A	2,867	6,380,283
A.P. Moeller - Maersk A/S, Class B	3,121	7,193,595
Carlsberg A/S, Class B	55,368	4,736,885
Coloplast A/S, Class B	28,461	2,272,731
Danske Bank A/S	233,654	6,187,886
DSV A/S	86,773	2,802,907
ISS A/S*	5,786	180,476
Novo Nordisk A/S, Class B	696,885	33,410,433
Novozymes A/S, Class B	85,745	4,159,695
Pandora A/S	35,599	3,248,454
TDC A/S	257,802	2,039,328
Tryg A/S	3,153	392,210
Vestas Wind Systems A/S*	74,676	3,147,895
William Demant Holding A/S*	3,154	258,718

		76,411,496

Finland - 0.9%
Elisa OYJ	6,449	175,438
Fortum OYJ	247,024	5,628,129
Kone OYJ, Class B	113,326	5,222,314
Metso OYJ	39,040	1,256,015
Neste Oil OYJ	23,314	607,622
Nokia OYJ	1,386,728	11,149,751
Nokian Renkaat OYJ	22,769	673,933
Orion OYJ, Class B	16,873	549,267
Sampo OYJ, Class A	148,957	7,517,693
Stora Enso OYJ, Class R	197,905	1,900,164
UPM-Kymmene OYJ	180,235	3,382,356
Wartsila OYJ Abp	58,593	2,656,165

		40,718,847

France - 9.5%
Accor SA	58,449	3,062,683
Aeroports de Paris	9,753	1,188,538
Air Liquide SA	122,856	16,236,536
Airbus Group NV	199,752	12,367,984
Alcatel-Lucent*	1,264,436	4,948,113
Alstom SA*	93,807	3,101,986
Arkema SA	18,824	1,409,662
AtoS	29,021	2,067,732
AXA SA	638,129	16,202,801
BNP Paribas SA	373,203	21,754,375
Bollore SA	207,924	1,141,043
Bouygues SA	73,809	2,926,359
Bureau Veritas SA	77,751	1,832,363
Cap Gemini SA	45,175	3,653,451
Carrefour SA	214,419	7,093,952
Casino Guichard-Perrachon SA	19,540	1,838,941
Christian Dior SA	19,469	3,776,718
Cie de Saint-Gobain	146,305	6,587,343
Cie Generale des Etablissements Michelin	79,199	7,620,163
CNP Assurances	109,825	1,820,749
Credit Agricole SA	352,675	4,960,861
Danone SA	198,056	13,814,407
Dassault Systemes SA	69,618	4,871,437
Edenred	71,587	1,953,057
Electricite de France	83,373	2,304,462
Essilor International SA	74,690	8,730,076
Eurazeo SA	9,134	673,485
Eutelsat Communications SA	61,754	2,110,135

Fonciere des Regions REIT	3,298	341,012
GDF Suez	509,997	11,342,842
Gecina SA REIT	9,427	1,239,007
Groupe Eurotunnel SE	165,483	2,262,933
Hermes International	7,888	2,545,271
ICADE REIT	8,912	798,731
Iliad SA	8,990	2,334,470
Imerys SA	4,107	308,064
JCDecaux SA	48,104	1,782,058
Kering	32,221	6,562,322
Klepierre REIT	81,120	3,966,040
Lafarge SA	71,603	5,315,619
Lagardere SCA	70,782	2,034,858
Legrand SA	87,087	4,814,236
L’Oreal SA	90,270	16,389,861
LVMH Moet Hennessy Louis Vuitton SA	94,295	17,294,768
Natixis SA	510,462	3,695,854
Numericable-SFR SAS*	35,538	2,203,179
Orange SA	643,129	11,730,940
Pernod Ricard SA	80,120	9,499,244
Peugeot SA*	129,261	2,164,668
Publicis Groupe SA	60,021	4,894,396
Remy Cointreau SA	3,047	223,780
Renault SA	70,939	6,815,104
Rexel SA	94,298	1,842,442
Safran SA	93,590	6,587,600
Sanofi	416,907	40,915,315
Schneider Electric SE	185,005	14,901,927
SCOR SE	55,050	1,814,835
Societe BIC SA	19,289	2,885,946
Societe Generale SA	241,920	11,184,760
Sodexo	35,049	3,532,277
Suez Environnement Co.	110,544	1,972,454
Technip SA	35,846	2,335,393
Thales SA	32,532	1,871,567
Total SA	754,668	40,734,776
Unibail-Rodamco SE REIT	35,243	10,159,348
Valeo SA	25,901	3,898,396
Vallourec SA	38,695	917,990
Veolia Environnement	115,540	2,249,721
Vinci SA	162,227	9,625,205
Vivendi SA*	461,379	11,263,158
Wendel SA	5,616	684,073
Zodiac Aerospace	66,628	2,397,839

		452,383,691

Germany - 8.5%
adidas AG	83,789	6,510,005
Allianz SE	158,863	26,595,091
Axel Springer SE	3,197	206,248
BASF SE	324,807	31,131,487
Bayer AG	287,153	42,432,526
Bayerische Motoren Werke AG	109,857	13,891,633
Beiersdorf AG	37,717	3,276,528
Brenntag AG	54,636	3,194,569
Celesio AG	65,939	2,036,197
Commerzbank AG*	335,814	4,530,156
Continental AG	39,034	9,317,106
Daimler AG	347,490	33,639,981
Deutsche Annington Immobilien SE	81,095	3,128,567
Deutsche Bank AG (b)	484,164	15,915,397
Deutsche Boerse AG	103,403	8,435,441
Deutsche Lufthansa AG	132,814	1,946,983
Deutsche Post AG	331,204	11,278,326
Deutsche Telekom AG	1,095,971	20,444,749
Deutsche Wohnen AG	101,973	2,811,156
E.ON SE	703,174	11,366,519
Fraport AG Frankfurt Airport Services Worldwide	45,587	2,752,708
Fresenius Medical Care AG & Co. KGaA	77,582	6,352,448
Fresenius SE & Co. KGaA	132,917	7,612,511
GEA Group AG	61,001	3,017,216
Hannover Rueck SE	22,322	2,151,967
HeidelbergCement AG	45,509	3,622,407
Henkel AG & Co. KGaA	45,576	4,794,655
Hugo Boss AG	15,952	2,052,864
Infineon Technologies AG	403,959	4,676,435
K+S AG	48,163	1,553,567
Kabel Deutschland Holding AG*	10,399	1,442,980
LANXESS AG	32,376	1,667,856
Linde AG	61,920	12,597,140
MAN SE	35,846	3,842,849
Merck KGaA	45,552	4,699,866
Metro AG	58,258	1,950,256
Muenchener Rueckversicherungs-Gesellschaft AG	61,152	12,694,094
OSRAM Licht AG	32,223	1,477,696
ProSiebenSat.1 Media AG	77,939	3,828,397
RWE AG	168,749	4,718,106
SAP SE	325,021	22,855,710

Siemens AG	276,351	30,869,225
Symrise AG	31,882	2,027,901
Telefonica Deutschland Holding AG*	145,755	801,830
ThyssenKrupp AG	145,924	3,884,797
TUI AG	78,142	1,419,930
United Internet AG	44,949	2,015,769
Volkswagen AG	9,781	2,422,757

		405,892,602

Hong Kong - 2.8%
AIA Group Ltd.	3,977,264	23,409,848
ASM Pacific Technology Ltd.	60,937	618,343
Bank of East Asia Ltd. (The)	438,320	1,802,832
BOC Hong Kong (Holdings) Ltd.	1,227,334	4,328,062
Cathay Pacific Airways Ltd.	1,284,478	2,881,704
Cheung Kong (Holdings) Ltd.	518,213	10,256,285
Cheung Kong Infrastructure Holdings Ltd.	28,945	246,875
CLP Holdings Ltd.	669,708	6,022,865
First Pacific Co. Ltd.	103,699	105,493
Galaxy Entertainment Group Ltd.	704,778	3,580,321
Hang Lung Properties Ltd.	763,738	2,166,409
Hang Seng Bank Ltd.	295,011	5,378,498
Henderson Land Development Co. Ltd.	390,846	2,670,883
HKT Trust and HKT Ltd. (a)	493,904	654,650
Hong Kong and China Gas Co. Ltd.	1,648,549	3,719,746
Hong Kong Exchanges & Clearing Ltd.	373,838	8,627,995
Hutchison Whampoa Ltd.	629,358	8,617,785
Hysan Development Co. Ltd.	114,227	547,880
Kerry Properties Ltd.	412,892	1,378,827
Li & Fung Ltd.	2,970,353	3,037,069
Link REIT (The)	800,896	5,111,575
MGM China Holdings Ltd.	116,738	270,329
MTR Corp. Ltd.	762,266	3,538,201
New World Development Co. Ltd.	1,789,374	2,111,036
Noble Group Ltd.	599,400	428,818
NWS Holdings Ltd.	380,481	688,769
PCCW Ltd.	1,067,218	681,133
Power Assets Holdings Ltd.	441,656	4,544,231
Shangri-La Asia Ltd.	811,489	1,096,522
Sino Land Co. Ltd.	1,700,453	2,780,080
SJM Holdings Ltd.	412,780	597,152
Sun Hung Kai Properties Ltd.	575,246	9,019,046
Swire Pacific Ltd., Class A	261,015	3,567,342
Swire Properties Ltd.	41,764	138,660
Techtronic Industries Co. Ltd.	311,728	1,079,179
WH Group Ltd., 144A*	461,053	255,619
Wharf Holdings Ltd. (The)	396,199	2,888,813
Wheelock & Co. Ltd.	563,311	3,021,447
Yue Yuen Industrial (Holdings) Ltd.	70,573	273,891

		132,144,213

Ireland - 0.9%
Bank of Ireland*	8,317,372	3,164,551
CRH PLC	277,325	7,856,228
Experian PLC	367,007	6,787,927
James Hardie Industries PLC CDI§	119,864	1,418,043
Kerry Group PLC, Class A	53,600	3,898,749
Shire PLC	215,072	17,515,088

		40,640,586

Israel - 0.5%
Bank Hapoalim BM	380,134	1,723,436
Bank Leumi Le-Israel BM*	464,457	1,613,698
Bezeq The Israeli Telecommunication Corp. Ltd.	205,611	329,725
Delek Group Ltd.	10	2,370
Israel Chemicals Ltd.	48,719	340,615
Israel Corp. Ltd. (The)	2,681	911,962
Mizrahi Tefahot Bank Ltd.*	9,652	100,192
NICE Systems Ltd.	11,149	646,530
Teva Pharmaceutical Industries Ltd.	336,339	18,871,020

		24,539,548

Italy - 2.1%
Assicurazioni Generali SpA	416,837	8,582,844
Atlantia SpA	139,207	3,667,032
Banca Monte dei Paschi di Siena SpA*	1,517,467	1,046,037
Banco Popolare SC*	126,838	1,955,896
Enel Green Power SpA	42,547	91,034
Enel SpA	2,122,817	9,782,414
Eni SpA	906,591	16,922,112
EXOR SpA	10,914	485,965
Finmeccanica SpA*	106,825	1,293,443
Intesa Sanpaolo SpA	4,514,280	15,074,206
Intesa Sanpaolo SpA-RSP	415,569	1,255,608
Luxottica Group SpA	74,558	4,601,367
Mediobanca SpA	237,287	2,186,677
Pirelli & C. SpA	168,709	2,584,573
Prysmian SpA	71,401	1,428,627

Saipem SpA*	116,849	1,201,023
Snam SpA	687,349	3,478,203
Telecom Italia SpA*	4,702,217	5,609,278
Telecom Italia SpA-RSP	1,817,481	1,780,628
Terna Rete Elettrica Nazionale SpA	506,784	2,285,468
UniCredit SpA	1,521,998	10,125,420
Unione di Banche Italiane SCpA	445,059	3,491,264
UnipolSai SpA	318,107	937,640

		99,866,759

Japan - 22.7%
ABC-Mart, Inc.	2,700	151,674
Acom Co. Ltd.*	1,900	6,099
Advantest Corp.	8,700	115,127
Aeon Co. Ltd.	310,500	3,321,085
AEON Financial Service Co. Ltd.	300	6,884
AEON Mall Co. Ltd.	2,000	38,671
AIR WATER, Inc.	11,000	192,460
AISIN SEIKI Co. Ltd.	66,200	2,437,709
Ajinomoto Co., Inc.	135,000	2,592,226
Alfresa Holdings Corp.	400	5,571
Amada Co. Ltd.	4,800	45,382
ANA Holdings, Inc.	3,000	8,145
Aozora Bank Ltd.	3,000	10,809
Asahi Glass Co. Ltd.	349,000	2,199,758
Asahi Group Holdings Ltd.	299,900	9,267,129
Asahi Kasei Corp.	301,800	3,118,285
ASICS Corp.	7,300	191,005
Astellas Pharma, Inc.	947,200	15,052,265
Bandai Namco Holdings, Inc.	9,100	165,150
Bank of Kyoto Ltd. (The)	1,000	9,789
Bank of Yokohama Ltd. (The)	109,000	675,549
Benesse Holdings, Inc.	900	28,665
Bridgestone Corp.	302,800	11,603,220
Brother Industries Ltd.	8,400	141,562
Calbee, Inc.	5,300	200,259
Canon, Inc.	403,000	13,101,501
Casio Computer Co. Ltd.	500	8,752
Central Japan Railway Co.	47,504	8,835,645
Chiba Bank Ltd. (The)	38,000	286,211
Chiyoda Corp.	6,000	48,702
Chubu Electric Power Co., Inc.*	255,300	3,145,766
Chugai Pharmaceutical Co. Ltd.	269,900	8,223,912
Chugoku Bank Ltd. (The)	500	7,695
Chugoku Electric Power Co., (The), Inc.	287,600	3,786,583
Citizen Holdings Co. Ltd.	297,700	2,257,169
COLOPL, Inc.	2,400	58,784
Credit Saison Co. Ltd.	290,300	5,523,284
Dai Nippon Printing Co. Ltd.	30,000	290,658
Daicel Corp.	19,000	246,504
Daihatsu Motor Co. Ltd.	400	5,725
Dai-ichi Life Insurance Co. Ltd. (The)	325,704	4,924,018
Daiichi Sankyo Co. Ltd.	301,200	4,713,450
Daikin Industries Ltd.	91,300	5,950,814
Daito Trust Construction Co. Ltd.	25,100	2,714,052
Daiwa House Industry Co. Ltd.	308,500	6,066,844
Daiwa Securities Group, Inc.	397,000	3,202,218
DENSO Corp.	282,700	13,276,561
Dentsu, Inc.	244,100	10,631,231
Don Quijote Holdings Co. Ltd.	4,900	380,531
East Japan Railway Co.	125,400	10,519,448
Eisai Co. Ltd.	87,100	4,544,854
Electric Power Development Co. Ltd.	4,700	156,961
FamilyMart Co. Ltd.	3,100	139,937
FANUC Corp.	63,100	12,103,068
Fast Retailing Co. Ltd.	18,400	7,126,203
Fuji Electric Co. Ltd.	10,000	48,150
Fuji Heavy Industries Ltd.	307,600	10,442,329
FUJIFILM Holdings Corp.	319,300	11,003,672
Fujitsu Ltd.	376,600	2,269,517
Fukuoka Financial Group, Inc.	2,000	10,717
GungHo Online Entertainment, Inc.	6,200	21,302
Gunma Bank Ltd. (The)	2,000	14,295
Hachijuni Bank Ltd. (The)	2,000	14,963
Hakuhodo DY Holdings, Inc.	800	8,841
Hamamatsu Photonics KK	3,200	178,157
Hankyu Hanshin Holdings, Inc.	395,700	2,504,033
Hikari Tsushin, Inc.	900	58,382
Hino Motors Ltd.	6,400	97,478
Hirose Electric Co. Ltd.	400	52,531
Hiroshima Bank Ltd. (The)	2,000	10,984
Hisamitsu Pharmaceutical Co., Inc.	100	3,733
Hitachi Chemical Co. Ltd.	400	8,831
Hitachi Construction Machinery Co. Ltd.	200	3,700
Hitachi High-Technologies Corp.	200	6,186
Hitachi Ltd.	1,763,000	12,055,457
Hitachi Metals Ltd.	6,000	96,652
Hokuhoku Financial Group, Inc.	4,000	9,463

Hokuriku Electric Power Co.	309,400	4,125,333
Honda Motor Co. Ltd.	608,500	20,090,038
Hoya Corp.	302,700	12,215,542
Hulic Co. Ltd.	279,600	3,052,519
IBIDEN Co. Ltd.	200	3,366
Idemitsu Kosan Co. Ltd.	400	7,032
IHI Corp.	104,000	484,247
Iida Group Holdings Co. Ltd.	300	4,155
INPEX Corp.	325,704	3,862,162
Isetan Mitsukoshi Holdings Ltd.	305,400	4,669,397
Isuzu Motors Ltd.	308,700	4,482,440
ITOCHU Corp.	631,800	7,077,216
Itochu Techno-Solutions Corp.	1,400	55,005
Iyo Bank Ltd. (The)	700	8,719
J. Front Retailing Co. Ltd.	5,400	77,372
Japan Airlines Co. Ltd.	200	6,153
Japan Display, Inc.*	295,000	1,205,893
Japan Exchange Group, Inc.	273,300	7,699,235
Japan Prime Realty Investment Corp. REIT	49	175,929
Japan Real Estate Investment Corp. REIT	70	348,757
Japan Retail Fund Investment Corp. REIT	2,905	6,228,903
Japan Tobacco, Inc.	334,400	10,544,258
JFE Holdings, Inc.	316,100	7,894,242
JGC Corp.	10,700	219,501
Joyo Bank Ltd. (The)	2,000	10,734
JSR Corp.	300	5,490
JTEKT Corp.	300	4,702
JX Holdings, Inc.	948,800	3,845,961
Kajima Corp.	40,000	189,592
Kakaku.com, Inc.	12,500	207,315
Kamigumi Co. Ltd.	7,000	68,230
Kaneka Corp.	31,000	205,501
Kansai Electric Power Co., (The), Inc.*	309,700	2,779,210
Kansai Paint Co. Ltd.	17,000	306,107
Kao Corp.	316,100	14,136,970
Kawasaki Heavy Industries Ltd.	106,000	502,420
KDDI Corp.	289,910	20,090,733
Keihan Electric Railway Co. Ltd.	61,000	383,975
Keikyu Corp.	26,500	215,544
Keio Corp.	26,800	222,689
Keisei Electric Railway Co. Ltd.	16,000	216,677
Keyence Corp.	15,810	8,075,160
Kikkoman Corp.	9,000	260,690
Kintetsu Corp.	626,400	2,429,673
Kirin Holdings Co. Ltd.	307,500	4,021,599
Kobe Steel Ltd.	3,027,000	5,971,762
Koito Manufacturing Co. Ltd.	2,800	89,647
Komatsu Ltd.	325,400	6,771,856
Konami Corp.	4,100	82,874
Konica Minolta, Inc.	302,600	3,086,077
Kubota Corp.	268,800	4,369,334
Kuraray Co. Ltd.	328,900	4,522,805
Kurita Water Industries Ltd.	6,400	158,415
Kyocera Corp.	120,800	6,100,337
Kyowa Hakko Kirin Co. Ltd.	1,000	12,079
Kyushu Electric Power Co., Inc.*	293,700	2,536,193
Lawson, Inc.	4,100	268,021
LIXIL Group Corp.	299,500	7,135,423
M3, Inc.	292,810	6,506,073
Mabuchi Motor Co. Ltd.	5,800	293,818
Makita Corp.	6,700	318,688
Marubeni Corp.	638,500	3,923,072
Marui Group Co. Ltd.	600	7,027
Maruichi Steel Tube Ltd.	2,500	59,561
Mazda Motor Corp.	298,400	6,375,845
McDonald’s Holdings Co. Japan Ltd.	265,800	5,863,709
Medipal Holdings Corp.	500	6,353
MEIJI Holdings Co. Ltd.	4,400	524,874
Minebea Co. Ltd.	32,000	483,110
Miraca Holdings, Inc.	3,300	158,345
Mitsubishi Chemical Holdings Corp.	966,600	5,380,639
Mitsubishi Corp.	644,400	12,877,226
Mitsubishi Electric Corp.	668,000	7,823,348
Mitsubishi Estate Co. Ltd.	412,000	9,621,083
Mitsubishi Gas Chemical Co., Inc.	1,000	5,174
Mitsubishi Heavy Industries Ltd.	1,149,200	6,366,352
Mitsubishi Logistics Corp.	1,000	15,381
Mitsubishi Materials Corp.	21,000	72,326
Mitsubishi Motors Corp.	307,500	2,722,194
Mitsubishi Tanabe Pharma Corp.	292,500	4,924,514
Mitsubishi UFJ Financial Group, Inc.	4,559,900	29,644,591
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,000	4,832
Mitsui & Co. Ltd.	650,900	9,045,946
Mitsui Chemicals, Inc.	3,000	9,229
Mitsui Fudosan Co. Ltd.	310,000	8,516,740
Mitsui OSK Lines Ltd.	29,000	103,515
Mixi, Inc.	3,000	110,219
Mizuho Financial Group, Inc.	9,359,800	17,252,547

MS&AD Insurance Group Holdings, Inc.	295,100	8,148,090
Murata Manufacturing Co. Ltd.	70,100	8,640,539
Nabtesco Corp.	9,800	262,972
Nagoya Railroad Co. Ltd.	70,700	299,053
NEC Corp.	328,000	998,052
Nexon Co. Ltd.	700	7,244
NGK Insulators Ltd.	18,000	350,746
NGK Spark Plug Co. Ltd.	10,100	286,219
NH Foods Ltd.	7,000	159,340
NHK Spring Co. Ltd.	600	6,234
Nidec Corp.	157,100	10,600,721
Nikon Corp.	293,000	3,784,201
Nintendo Co. Ltd.	25,700	2,745,630
Nippon Building Fund, Inc. REIT	488	2,447,649
Nippon Electric Glass Co. Ltd.	31,000	154,968
Nippon Express Co. Ltd.	2,000	11,185
Nippon Paint Holdings Co. Ltd.	11,000	381,609
Nippon Prologis REIT, Inc.	78	179,962
Nippon Steel & Sumitomo Metal Corp.	3,254,000	8,644,691
Nippon Telegraph & Telephone Corp.	139,300	8,640,385
Nippon Yusen KK	2,000	6,002
Nissan Motor Co. Ltd.	973,200	10,283,175
Nisshin Seifun Group, Inc.	4,400	52,524
Nissin Foods Holdings Co. Ltd.	3,200	158,629
Nitori Holdings Co. Ltd.	6,500	430,345
Nitto Denko Corp.	26,000	1,647,482
NOK Corp.	400	11,703
Nomura Holdings, Inc.	1,291,900	7,937,693
Nomura Real Estate Holdings, Inc.	2,200	38,841
Nomura Research Institute Ltd.	5,100	178,420
NSK Ltd.	24,000	334,245
NTT Data Corp.	4,200	173,267
NTT DOCOMO, Inc.	616,192	10,943,364
NTT Urban Development Corp.	600	6,144
Obayashi Corp.	44,000	300,506
Odakyu Electric Railway Co. Ltd.	35,500	370,061
Oji Holdings Corp.	1,600	6,754
Olympus Corp.*	272,400	9,871,298
Omron Corp.	48,900	2,158,345
Ono Pharmaceutical Co. Ltd.	28,600	2,845,057
Oracle Corp. Japan	2,200	96,184
Oriental Land Co. Ltd.	12,000	3,233,103
ORIX Corp.	639,500	9,069,273
Osaka Gas Co. Ltd.	648,000	2,672,712
OTSUKA Corp.	2,400	95,097
Otsuka Holdings Co. Ltd.	282,200	8,455,974
Panasonic Corp.	969,700	12,118,717
Park24 Co. Ltd.	294,200	5,548,298
Rakuten, Inc.	322,400	5,368,617
Recruit Holdings Co. Ltd.*	10,000	313,062
Resona Holdings, Inc.	651,400	3,657,097
Ricoh Co. Ltd.	319,000	3,169,333
Rinnai Corp.	3,100	218,199
ROHM Co. Ltd.	8,700	560,727
Sankyo Co. Ltd.	3,200	120,644
Sanrio Co. Ltd.	2,500	73,563
Santen Pharmaceutical Co. Ltd.	1,900	127,223
SBI Holdings, Inc.	3,600	44,870
Secom Co. Ltd.	155,300	9,667,871
Sega Sammy Holdings, Inc.	270,900	4,119,265
Seibu Holdings, Inc.	5,400	137,680
Seiko Epson Corp.	12,000	440,878
Sekisui Chemical Co. Ltd.	30,000	384,953
Sekisui House Ltd.	311,600	4,200,251
Seven & I Holdings Co. Ltd.	317,500	12,138,652
Seven Bank Ltd.	320,600	1,554,424
Sharp Corp.*	82,000	174,111
Shikoku Electric Power Co., Inc.*	273,100	3,508,921
Shimadzu Corp.	9,000	97,204
Shimamura Co. Ltd.	500	48,443
Shimano, Inc.	18,000	2,708,464
Shimizu Corp.	42,000	299,486
Shin-Etsu Chemical Co. Ltd.	151,400	10,381,895
Shinsei Bank Ltd.	3,000	5,768
Shionogi & Co. Ltd.	274,900	8,077,521
Shiseido Co. Ltd.	316,000	5,530,165
Shizuoka Bank Ltd. (The)	28,000	286,963
Showa Shell Sekiyu KK	7,800	74,723
SMC Corp.	13,200	3,671,724
SoftBank Corp.	325,100	20,020,996
Sompo Japan Nipponkoa Holdings, Inc.	295,100	9,181,711
Sony Corp.	408,500	11,659,964
Sony Financial Holdings, Inc.	400	6,059
Stanley Electric Co. Ltd.	200	4,735
Sumitomo Chemical Co. Ltd.	515,000	2,406,562
Sumitomo Corp.	650,900	7,155,139
Sumitomo Dainippon Pharma Co. Ltd.	400	4,364
Sumitomo Electric Industries Ltd.	311,600	4,040,055

Sumitomo Heavy Industries Ltd.	15,000	93,166
Sumitomo Metal Mining Co. Ltd.	181,000	2,857,417
Sumitomo Mitsui Financial Group, Inc.	519,200	20,657,324
Sumitomo Mitsui Trust Holdings, Inc.	1,922,000	7,961,137
Sumitomo Realty & Development Co. Ltd.	86,100	2,958,889
Sumitomo Rubber Industries Ltd.	500	8,644
Suntory Beverage & Food Ltd.	7,100	266,491
Suruga Bank Ltd.	7,000	147,110
Suzuken Co. Ltd.	100	3,156
Suzuki Motor Corp.	288,000	9,100,439
Sysmex Corp.	13,600	729,881
T&D Holdings, Inc.	322,700	4,190,716
Taiheiyo Cement Corp.	73,000	244,096
Taisei Corp.	84,000	506,984
Taisho Pharmaceutical Holdings Co. Ltd.	134	9,118
Taiyo Nippon Sanso Corp.	12,000	185,078
Takashimaya Co. Ltd.	1,000	9,346
Takeda Pharmaceutical Co. Ltd.	302,500	15,483,448
TDK Corp.	42,600	2,998,470
Teijin Ltd.	41,000	138,809
Terumo Corp.	293,600	8,099,310
THK Co. Ltd.	2,600	62,639
Tobu Railway Co. Ltd.	41,000	203,586
Toho Co. Ltd.	300	7,285
Toho Gas Co. Ltd.	31,000	174,403
Tohoku Electric Power Co., Inc.	310,200	3,632,938
Tokio Marine Holdings, Inc.	322,200	11,717,710
Tokyo Electric Power Co., Inc.*	642,900	2,520,544
Tokyo Electron Ltd.	41,100	3,088,727
Tokyo Gas Co. Ltd.	1,792,400	10,910,978
Tokyo Tatemono Co. Ltd.	8,000	59,519
Tokyu Corp.	389,600	2,641,301
Tokyu Fudosan Holdings Corp.	304,500	2,079,636
TonenGeneral Sekiyu KK	8,000	75,569
Toppan Printing Co. Ltd.	31,000	222,345
Toray Industries, Inc.	351,200	2,915,584
Toshiba Corp.	3,014,000	12,456,607
TOTO Ltd.	12,000	166,922
Toyo Seikan Group Holdings Ltd.	300	4,110
Toyo Suisan Kaisha Ltd.	4,000	142,780
Toyoda Gosei Co. Ltd.	300	6,631
Toyota Industries Corp.	39,000	2,200,627
Toyota Motor Corp.	983,300	66,276,680
Toyota Tsusho Corp.	3,800	105,304
Trend Micro, Inc.	7,500	255,172
Unicharm Corp.	285,200	7,890,235
United Urban Investment Corp. REIT	3,127	5,076,392
USS Co. Ltd.	297,700	5,260,922
West Japan Railway Co.	29,900	1,703,644
Yahoo Japan Corp.	645,300	2,594,686
Yakult Honsha Co. Ltd.	3,200	202,767
Yamada Denki Co. Ltd.	34,700	150,548
Yamaguchi Financial Group, Inc.	24,400	286,987
Yamaha Corp.	312,500	5,292,581
Yamaha Motor Co. Ltd.	287,900	7,152,675
Yamato Holdings Co. Ltd.	316,100	7,398,788
Yamato Kogyo Co. Ltd.	2,600	70,094
Yamazaki Baking Co. Ltd.	3,000	49,906
Yaskawa Electric Corp.	2,800	39,089
Yokogawa Electric Corp.	4,400	46,639
Yokohama Rubber Co. Ltd. (The)	1,000	10,165

		1,078,856,201

Luxembourg - 0.3%
Altice SA*	26,015	2,593,873
ArcelorMittal	345,307	3,775,262
Millicom International Cellular SA SDR	22,724	1,586,346
RTL Group SA	6,529	646,602
SES SA FDR	93,923	3,237,202
Tenaris SA	167,873	2,402,694

		14,241,979

Macau - 0.1%
Sands China Ltd.	756,314	3,452,064
Wynn Macau Ltd.	533,861	1,400,767

		4,852,831

Mexico - 0.0%
Fresnillo PLC (c)	76,450	969,006

Netherlands - 4.3%
Aegon NV	637,133	4,933,820
Akzo Nobel NV	100,266	7,450,216
ASML Holding NV	123,015	13,299,254
Delta Lloyd NV	71,476	1,297,353
Gemalto NV	28,796	2,337,528
Heineken Holding NV	52,033	3,619,986

Heineken NV	89,879	7,024,406
ING Groep NV*	1,353,662	20,230,250
Koninklijke Ahold NV	326,073	6,117,381
Koninklijke Boskalis Westminster NV	32,179	1,495,303
Koninklijke DSM NV	58,631	3,273,972
Koninklijke KPN NV	1,157,453	3,953,075
Koninklijke Philips NV	332,898	9,972,560
Koninklijke Vopak NV	19,442	1,022,553
NN Group NV*	25,990	743,386
OCI NV*	22,400	951,277
QIAGEN NV*	81,332	2,045,541
Randstad Holding NV	83,808	4,937,771
Reed Elsevier NV	234,056	5,814,600
Royal Dutch Shell PLC, Class A	1,384,192	45,261,431
Royal Dutch Shell PLC, Class B	867,790	29,547,973
TNT Express NV	152,282	930,610
Unilever NV	546,336	23,782,447
Wolters Kluwer NV	103,259	3,349,256

		203,391,949

New Zealand - 0.2%
Auckland International Airport Ltd.	411,914	1,355,339
Contact Energy Ltd.	416,086	1,945,018
Fletcher Building Ltd.	230,461	1,506,133
Meridian Energy Ltd.	425,599	698,574
Mighty River Power Ltd.	5,786	14,968
Ryman Healthcare Ltd.	97,095	597,090
Spark New Zealand Ltd.	542,801	1,342,581

		7,459,703

Norway - 0.6%
DNB ASA	334,129	5,439,477
Gjensidige Forsikring ASA	36,930	643,597
Norsk Hydro ASA	451,642	2,580,458
Orkla ASA	258,284	2,028,254
Statoil ASA	380,187	7,166,275
Telenor ASA	305,609	6,131,275
Yara International ASA	67,521	3,716,890

		27,706,226

Portugal - 0.1%
Banco Comercial Portugues SA, Class R*	12,284,699	1,143,760
Banco Espirito Santo SA*	163,078	0
EDP - Energias de Portugal SA	771,293	3,043,328
Galp Energia SGPS SA	113,613	1,335,584
Jeronimo Martins SGPS SA	97,347	1,150,904

		6,673,576

Singapore - 1.4%
Ascendas Real Estate Investment Trust REIT	302,900	548,969
CapitaCommercial Trust REIT	233,900	302,919
CapitaLand Ltd.	3,160,100	8,324,290
CapitaMall Trust REIT	229,900	355,937
City Developments Ltd.	121,700	913,520
ComfortDelGro Corp. Ltd.	859,700	1,854,583
DBS Group Holdings Ltd.	580,800	8,340,064
Genting Singapore PLC	2,934,100	2,120,621
Global Logistic Properties Ltd.	2,625,100	4,988,817
Golden Agri-Resources Ltd.	140,100	41,634
Hutchison Port Holdings Trust	5,852,989	4,067,827
Jardine Cycle & Carriage Ltd.	6,300	197,388
Kenon Holdings Ltd.*	6,293	113,444
Keppel Corp. Ltd.	278,100	1,785,505
Keppel Land Ltd.	211,100	703,228
Oversea-Chinese Banking Corp. Ltd.	1,112,600	8,555,636
Sembcorp Industries Ltd.	227,000	704,560
Sembcorp Marine Ltd.	264,100	579,417
Singapore Airlines Ltd.	1,000	8,805
Singapore Exchange Ltd.	18,000	108,038
Singapore Press Holdings Ltd.	295,900	888,015
Singapore Technologies Engineering Ltd.	312,700	805,354
Singapore Telecommunications Ltd.	3,182,600	9,854,769
StarHub Ltd.	149,100	469,339
Suntec Real Estate Investment Trust REIT	302,900	434,508
United Overseas Bank Ltd.	523,700	8,865,069
UOL Group Ltd.	2,000	11,520
Wilmar International Ltd.	257,900	613,124
Yangzijiang Shipbuilding Holdings Ltd.	248,900	223,724

		66,780,624

Spain - 3.3%
Abertis Infraestructuras SA	136,197	2,659,562
ACS Actividades de Construccion y Servicios SA	61,145	2,273,043
Aena SA, 144A*	100	9,295
Amadeus IT Holding SA, Class A	145,620	6,004,898
Banco Bilbao Vizcaya Argentaria SA	2,066,340	20,764,680
Banco de Sabadell SA	1,361,314	3,739,874
Banco Popular Espanol SA	611,087	2,813,290

Banco Santander SA	5,073,849	37,093,458
Bankia SA*	1,632,370	2,371,048
Bankinter SA	219,094	1,713,534
CaixaBank SA	708,699	3,291,221
Distribuidora Internacional de Alimentacion SA	203,828	1,551,713
Enagas SA	110,073	3,377,500
Endesa SA	109,800	2,220,279
Ferrovial SA	147,502	3,126,259
Gas Natural SDG SA	119,666	2,891,819
Grifols SA	51,876	2,104,658
Iberdrola SA	1,628,405	11,128,521
Inditex SA	393,420	12,364,541
Mapfre SA	275,952	969,331
Red Electrica Corp. SA	57,915	4,934,590
Repsol SA	373,822	7,226,534
Telefonica SA	1,513,583	23,534,876
Zardoya Otis SA	84,533	1,022,584

		159,187,108

Sweden - 3.1%
Alfa Laval AB	112,127	2,251,417
Assa Abloy AB, Class B	119,868	7,196,106
Atlas Copco AB, Class A	295,936	9,545,063
Atlas Copco AB, Class B	132,529	3,943,918
Boliden AB	84,533	1,711,547
Electrolux AB, Series B	85,716	2,799,624
Elekta AB, Class B	113,252	1,182,510
Getinge AB, Class B	71,304	1,971,401
Hennes & Mauritz AB, Class B	343,970	15,009,750
Hexagon AB, Class B	105,174	3,798,476
Husqvarna AB, Class B	248,624	1,945,870
ICA Gruppen AB	19,433	693,453
Industrivarden AB, Class C	27,155	522,450
Investment AB Kinnevik, Class B	81,147	2,732,153
Investor AB, Class B	155,457	6,185,089
Lundin Petroleum AB*	83,894	1,236,725
Nordea Bank AB	1,007,458	13,594,701
Sandvik AB	376,354	4,225,349
Securitas AB, Class B	91,041	1,296,218
Skandinaviska Enskilda Banken AB, Class A	617,208	7,788,207
Skanska AB, Class B	132,822	3,312,186
SKF AB, Class B	136,402	3,435,819
Svenska Cellulosa AB SCA, Class B	198,119	4,928,617
Svenska Handelsbanken AB, Class A	149,108	7,511,738
Swedbank AB, Class A	318,671	8,294,543
Swedish Match AB	110,041	3,467,407
Tele2 AB, Class B	148,921	1,747,861
Telefonaktiebolaget LM Ericsson, Class B	975,680	12,650,955
TeliaSonera AB	881,289	5,597,248
Volvo AB, Class B	542,218	6,542,777

		147,119,178

Switzerland - 9.7%
ABB Ltd.*	784,368	16,825,222
Actelion Ltd.*	35,308	4,225,775
Adecco SA*	47,747	3,756,254
Aryzta AG*	26,066	2,083,421
Baloise Holding AG	16,264	2,115,420
Barry Callebaut AG*	69	71,544
Chocoladefabriken Lindt & Spruengli AG	8	521,278
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	31	170,551
Cie Financiere Richemont SA	175,640	15,475,701
Coca-Cola HBC AG CDI*	49,269	883,865
Credit Suisse Group AG*	513,422	12,531,945
EMS-Chemie Holding AG	2,564	1,126,885
Geberit AG	13,028	4,640,802
Givaudan SA*	3,195	6,136,304
Glencore PLC*	3,706,207	17,179,823
Holcim Ltd.*	83,517	6,443,253
Julius Baer Group Ltd.*	74,944	3,459,679
Kuehne + Nagel International AG	19,573	2,849,669
Lonza Group AG*	19,501	2,403,490
Nestle SA	1,163,813	90,824,657
Novartis AG*	830,681	84,910,960
Pargesa Holding SA	32,432	2,440,862
Partners Group Holding AG	6,491	1,993,224
Roche Holding AG	253,572	68,835,615
Schindler Holding AG	29,023	4,712,603
Schindler Holding AG Participation Certificates	16,254	2,681,863
SGS SA	3,192	6,458,665
Sika AG	508	1,794,665
Sonova Holding AG	19,493	2,701,028
STMicroelectronics NV	194,471	1,736,620
Sulzer AG	6,506	790,943
Swatch Group AG (The) - Bearer	13,045	5,945,406
Swatch Group AG (The) - Registered	12,156	1,070,432
Swiss Life Holding AG*	25,684	6,096,700
Swiss Prime Site AG*	19,442	1,770,143

Swiss Re AG*	119,658	11,001,231
Swisscom AG	9,705	5,563,311
Syngenta AG	32,612	11,486,977
Transocean Ltd.	124,444	1,993,245
UBS Group AG*	1,261,810	22,169,526
Wolseley PLC	91,027	5,580,538
Zurich Insurance Group AG*	47,981	15,340,231

		460,800,326

United Kingdom - 17.7%
3i Group PLC	397,465	3,028,866
Aberdeen Asset Management PLC	276,226	1,998,356
Admiral Group PLC	48,089	1,095,075
Aggreko PLC	89,955	2,372,024
Amec Foster Wheeler PLC	120,119	1,632,853
Anglo American PLC	468,903	8,759,400
Antofagasta PLC	90,706	1,074,082
ARM Holdings PLC	481,922	8,623,155
Ashtead Group PLC	179,868	3,304,508
Associated British Foods PLC	121,596	5,866,449
AstraZeneca PLC	439,814	30,348,273
Aviva PLC	1,156,170	9,620,917
Babcock International Group PLC	105,962	1,652,257
BAE Systems PLC	1,470,885	12,080,818
Barclays PLC	5,683,329	22,540,985
BG Group PLC	1,189,512	17,593,017
BHP Billiton PLC	729,034	18,194,054
BP PLC	6,435,885	44,518,523
British American Tobacco PLC	656,224	38,315,952
British Land Co. PLC REIT	359,730	4,601,243
BT Group PLC	2,807,477	19,751,552
Bunzl PLC	115,155	3,370,755
Burberry Group PLC	147,232	4,255,142
Capita PLC	221,227	4,057,519
Carnival PLC	52,739	2,379,130
Centrica PLC	1,690,473	6,375,844
CNH Industrial NV	317,996	2,633,301
Cobham PLC	368,812	1,943,333
Compass Group PLC	581,184	10,336,467
Croda International PLC	48,020	2,023,167
Diageo PLC	873,489	26,100,967
Direct Line Insurance Group PLC	464,842	2,349,579
Dixons Carphone PLC	282,332	1,920,484
easyJet PLC	31,556	843,793
Fiat Chrysler Automobiles NV*	264,602	4,083,236
G4S PLC	523,253	2,407,321
GKN PLC	574,457	3,238,876
GlaxoSmithKline PLC	1,682,938	40,051,394
Hammerson PLC REIT	237,492	2,476,739
Hargreaves Lansdown PLC	73,009	1,273,681
HSBC Holdings PLC	6,823,954	60,819,611
ICAP PLC	176,372	1,459,488
IMI PLC	89,944	1,917,661
Imperial Tobacco Group PLC	318,097	15,680,665
Inmarsat PLC	147,672	1,997,139
InterContinental Hotels Group PLC	86,771	3,549,985
International Consolidated Airlines Group SA*	360,001	3,221,647
Intertek Group PLC	55,919	2,184,167
Intu Properties PLC REIT	307,806	1,679,858
Investec PLC	234,290	2,090,680
ITV PLC	1,223,805	4,256,762
J Sainsbury PLC	413,505	1,735,785
Johnson Matthey PLC	70,620	3,716,727
Kingfisher PLC	805,776	4,545,575
Land Securities Group PLC REIT	355,848	6,900,176
Legal & General Group PLC	2,052,239	8,855,554
Lloyds Banking Group PLC*	20,290,417	24,747,085
London Stock Exchange Group PLC	79,846	3,057,108
Marks & Spencer Group PLC	542,409	4,224,682
Meggitt PLC	269,791	2,270,021
Melrose Industries PLC	206,991	958,372
Merlin Entertainments PLC, 144A	28,482	185,166
National Grid PLC	1,341,005	18,355,411
Next PLC	54,708	6,330,361
Old Mutual PLC	1,631,461	5,669,675
Pearson PLC	335,318	7,351,081
Persimmon PLC*	107,102	2,916,770
Petrofac Ltd.	73,787	1,001,894
Prudential PLC	934,939	23,520,342
Reckitt Benckiser Group PLC	237,726	21,507,022
Reed Elsevier PLC	391,994	6,765,926
Rexam PLC	240,300	2,062,693
Rio Tinto PLC	439,500	21,658,469
Rolls-Royce Holdings PLC*	658,199	9,643,383
Royal Bank of Scotland Group PLC*	828,482	4,696,688
Royal Mail PLC	175,060	1,136,202
RSA Insurance Group PLC*	352,715	2,335,533
SABMiller PLC	350,010	19,858,379

Sage Group PLC (The)	351,296	2,627,683
Schroders PLC	38,585	1,831,764
Segro PLC REIT	246,709	1,639,699
Severn Trent PLC	85,747	2,688,654
Sky PLC	417,497	6,422,981
Smith & Nephew PLC	275,728	5,048,607
Smiths Group PLC	131,768	2,349,622
Sports Direct International PLC*	77,120	821,527
SSE PLC	349,519	8,488,003
Standard Chartered PLC	857,159	13,114,177
Standard Life PLC	795,770	5,231,175
Subsea 7 SA	93,506	927,004
Tate & Lyle PLC	209,596	1,926,951
Tesco PLC	2,853,789	10,811,910
Travis Perkins PLC	83,046	2,584,730
Tullow Oil PLC	328,893	1,966,564
Unilever PLC	439,681	19,454,491
United Utilities Group PLC	224,788	3,282,995
Vodafone Group PLC	9,301,119	32,222,857
Weir Group PLC (The)	89,251	2,347,949
Whitbread PLC	76,802	6,230,907
William Hill PLC	301,510	1,758,145
WM Morrison Supermarkets PLC	743,160	2,245,325
WPP PLC	453,766	10,753,413

		840,733,963

TOTAL COMMON STOCKS
(Cost $4,536,859,108)		4,715,522,163

PREFERRED STOCKS - 0.6%
Germany - 0.6%
Bayerische Motoren Werke AG	4,188	404,919
FUCHS PETROLUB SE	12,634	527,135
Henkel AG & Co. KGaA	61,176	7,246,346
Porsche Automobil Holding SE	49,546	4,588,003
Volkswagen AG	58,383	14,732,623

TOTAL PREFERRED STOCKS
(Cost $25,456,052)		27,499,026

WARRANTS - 0.0%
Hong Kong - 0.0%
Sun Hung Kai Properties Ltd.*, expires 4/22/16
(Cost $4,861)	4,854	14,520

TOTAL INVESTMENTS - 99.8%
(Cost $4,562,320,021) (d)		$4,743,035,709
Other assets less liabilities - 0.2%		9,950,421

NET ASSETS - 100.0%		$4,752,986,130

Sector Breakdown as of 2/28/15

As a % of Total Investments
Financial	25.2%
Consumer, Non-cyclical	24.2%
Consumer, Cyclical	12.9%
Industrial	11.3%
Communications	7.8%
Basic Materials	6.6%
Energy	5.3%
Utilities	4.0%
Technology	2.2%
Diversified	0.5%

TOTAL INVESTMENTS	100.0%

Sector Breakdown is subject to change.

As of February 28, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
JP Morgan & Chase Co.	3/3/2015	AUD	3,000,000	USD	2,348,250	$4,508
Barclays Bank PLC	3/3/2015	CHF	64,087,000	USD	69,755,697	2,523,496
Barclays Bank PLC	3/3/2015	CHF	4,213,500	USD	4,593,682	173,396
Barclays Bank PLC	3/3/2015	CHF	2,616,000	USD	2,822,634	78,248
Barclays Bank PLC	3/3/2015	CHF	241,000	USD	261,612	8,784
Barclays Bank PLC	3/3/2015	CHF	10,355,500	USD	11,199,736	336,019
Barclays Bank PLC	3/3/2015	CHF	6,685,000	USD	7,189,997	176,917
Barclays Bank PLC	3/3/2015	CHF	616,000	USD	658,286	12,055
Barclays Bank PLC	3/3/2015	CHF	313,000	USD	332,815	4,454
Barclays Bank PLC	3/3/2015	CHF	7,158,000	USD	7,506,095	(3,198)
Canadian Imperial Bank of Commerce	3/3/2015	CHF	64,087,000	USD	69,743,171	2,510,971
Canadian Imperial Bank of Commerce	3/3/2015	CHF	4,213,500	USD	4,592,871	172,585
Canadian Imperial Bank of Commerce	3/3/2015	CHF	2,616,000	USD	2,822,920	78,535
Canadian Imperial Bank of Commerce	3/3/2015	CHF	241,000	USD	261,541	8,714
Canadian Imperial Bank of Commerce	3/3/2015	CHF	10,355,500	USD	11,195,619	331,902
Canadian Imperial Bank of Commerce	3/3/2015	CHF	616,000	USD	658,162	11,930
Canadian Imperial Bank of Commerce	3/3/2015	CHF	313,000	USD	332,802	4,441
JP Morgan & Chase Co.	3/3/2015	CHF	64,087,000	USD	69,737,479	2,505,279
JP Morgan & Chase Co.	3/3/2015	CHF	7,986,000	USD	8,645,524	267,595
JP Morgan & Chase Co.	3/3/2015	CHF	4,741,000	USD	5,120,269	146,594
JP Morgan & Chase Co.	3/3/2015	CHF	484,000	USD	521,263	13,510
JP Morgan & Chase Co.	3/3/2015	CHF	6,685,000	USD	7,188,288	175,208
JP Morgan & Chase Co.	3/3/2015	CHF	3,298,500	USD	3,539,638	79,257
JP Morgan & Chase Co.	3/3/2015	CHF	6,711,500	USD	7,124,916	84,036
JP Morgan & Chase Co.	3/3/2015	CHF	6,591,500	USD	6,933,611	18,620
JP Morgan & Chase Co.	3/3/2015	CHF	5,205,000	USD	5,475,622	15,176
State Street Bank & Trust Co.	3/3/2015	CHF	64,087,000	USD	69,780,381	2,548,181
State Street Bank & Trust Co.	3/3/2015	CHF	7,986,000	USD	8,643,718	265,789
State Street Bank & Trust Co.	3/3/2015	CHF	4,741,000	USD	5,119,406	145,732
State Street Bank & Trust Co.	3/3/2015	CHF	484,000	USD	521,157	13,404
State Street Bank & Trust Co.	3/3/2015	CHF	3,298,500	USD	3,538,878	78,498
State Street Bank & Trust Co.	3/3/2015	CHF	6,711,500	USD	7,124,954	84,073
State Street Bank & Trust Co.	3/3/2015	CHF	6,591,500	USD	6,932,641	17,650
State Street Bank & Trust Co.	3/3/2015	CHF	5,205,000	USD	5,475,178	14,732
State Street Bank & Trust Co.	3/3/2015	CHF	7,158,000	USD	7,504,152	(5,142)
The Bank of New York Mellon	3/3/2015	CHF	5,032,000	USD	5,435,534	156,578
Barclays Bank PLC	3/3/2015	DKK	76,720,000	USD	11,639,119	132,647
Barclays Bank PLC	3/3/2015	DKK	5,167,500	USD	785,377	10,355
Barclays Bank PLC	3/3/2015	DKK	3,244,000	USD	494,390	7,854
Barclays Bank PLC	3/3/2015	DKK	286,500	USD	44,240	1,270
Barclays Bank PLC	3/3/2015	DKK	12,135,500	USD	1,847,336	27,253
Barclays Bank PLC	3/3/2015	DKK	7,831,000	USD	1,200,657	26,163
Barclays Bank PLC	3/3/2015	DKK	732,500	USD	112,428	2,567
Barclays Bank PLC	3/3/2015	DKK	384,000	USD	58,562	970
Barclays Bank PLC	3/3/2015	DKK	8,868,500	USD	1,330,764	666
Canadian Imperial Bank of Commerce	3/3/2015	DKK	76,720,000	USD	11,639,056	132,584
Canadian Imperial Bank of Commerce	3/3/2015	DKK	5,167,500	USD	785,394	10,372
Canadian Imperial Bank of Commerce	3/3/2015	DKK	3,244,000	USD	494,399	7,864
Canadian Imperial Bank of Commerce	3/3/2015	DKK	286,500	USD	44,246	1,276
Canadian Imperial Bank of Commerce	3/3/2015	DKK	12,135,500	USD	1,847,488	27,404
Canadian Imperial Bank of Commerce	3/3/2015	DKK	732,500	USD	112,427	2,566
Canadian Imperial Bank of Commerce	3/3/2015	DKK	384,000	USD	58,562	970
JP Morgan & Chase Co.	3/3/2015	DKK	76,720,000	USD	11,639,148	132,676
JP Morgan & Chase Co.	3/3/2015	DKK	9,694,500	USD	1,496,796	42,814
JP Morgan & Chase Co.	3/3/2015	DKK	5,543,000	USD	843,335	11,995
JP Morgan & Chase Co.	3/3/2015	DKK	563,500	USD	85,582	1,068
JP Morgan & Chase Co.	3/3/2015	DKK	7,831,000	USD	1,200,818	26,324
JP Morgan & Chase Co.	3/3/2015	DKK	3,884,000	USD	595,257	12,734
JP Morgan & Chase Co.	3/3/2015	DKK	8,053,500	USD	1,233,624	25,759
JP Morgan & Chase Co.	3/3/2015	DKK	8,066,000	USD	1,225,484	15,745
JP Morgan & Chase Co.	3/3/2015	DKK	6,331,500	USD	962,925	13,326

State Street Bank & Trust Co.	3/3/2015	DKK	76,720,000	USD	11,637,908	131,436
State Street Bank & Trust Co.	3/3/2015	DKK	9,694,500	USD	1,496,779	42,797
State Street Bank & Trust Co.	3/3/2015	DKK	5,543,000	USD	843,318	11,979
State Street Bank & Trust Co.	3/3/2015	DKK	563,500	USD	85,583	1,070
State Street Bank & Trust Co.	3/3/2015	DKK	3,884,000	USD	595,181	12,658
State Street Bank & Trust Co.	3/3/2015	DKK	8,053,500	USD	1,233,319	25,454
State Street Bank & Trust Co.	3/3/2015	DKK	8,066,000	USD	1,225,249	15,510
State Street Bank & Trust Co.	3/3/2015	DKK	6,331,500	USD	962,742	13,143
State Street Bank & Trust Co.	3/3/2015	DKK	8,868,500	USD	1,330,569	470
Barclays Bank PLC	3/3/2015	EUR	198,212,000	USD	223,723,867	1,907,000
Barclays Bank PLC	3/3/2015	EUR	13,069,500	USD	14,771,646	145,712
Barclays Bank PLC	3/3/2015	EUR	8,239,500	USD	9,341,995	121,261
Barclays Bank PLC	3/3/2015	EUR	746,000	USD	857,059	22,219
Barclays Bank PLC	3/3/2015	EUR	31,811,500	USD	36,019,303	419,403
Barclays Bank PLC	3/3/2015	EUR	20,683,000	USD	23,605,694	459,576
Barclays Bank PLC	3/3/2015	EUR	1,883,500	USD	2,150,923	43,119
Barclays Bank PLC	3/3/2015	EUR	957,000	USD	1,089,105	18,137
Barclays Bank PLC	3/3/2015	EUR	21,942,000	USD	24,570,871	15,820
Canadian Imperial Bank of Commerce	3/3/2015	EUR	198,212,000	USD	223,722,875	1,906,009
Canadian Imperial Bank of Commerce	3/3/2015	EUR	13,069,500	USD	14,771,802	145,869
Canadian Imperial Bank of Commerce	3/3/2015	EUR	8,239,500	USD	9,341,945	121,211
Canadian Imperial Bank of Commerce	3/3/2015	EUR	746,000	USD	857,061	22,220
Canadian Imperial Bank of Commerce	3/3/2015	EUR	31,811,500	USD	36,019,207	419,308
Canadian Imperial Bank of Commerce	3/3/2015	EUR	1,883,500	USD	2,150,712	42,908
Canadian Imperial Bank of Commerce	3/3/2015	EUR	957,000	USD	1,088,999	18,031
JP Morgan & Chase Co.	3/3/2015	EUR	198,212,000	USD	223,720,893	1,904,027
JP Morgan & Chase Co.	3/3/2015	EUR	24,956,500	USD	28,665,036	736,492
JP Morgan & Chase Co.	3/3/2015	EUR	14,484,000	USD	16,393,730	184,845
JP Morgan & Chase Co.	3/3/2015	EUR	1,483,000	USD	1,675,363	15,754
JP Morgan & Chase Co.	3/3/2015	EUR	20,683,000	USD	23,605,280	459,163
JP Morgan & Chase Co.	3/3/2015	EUR	10,216,000	USD	11,648,201	215,588
JP Morgan & Chase Co.	3/3/2015	EUR	20,572,500	USD	23,451,663	429,204
JP Morgan & Chase Co.	3/3/2015	EUR	20,125,500	USD	22,804,063	281,838
JP Morgan & Chase Co.	3/3/2015	EUR	15,961,000	USD	18,106,111	244,331
State Street Bank & Trust Co.	3/3/2015	EUR	198,212,000	USD	223,725,650	1,908,784
State Street Bank & Trust Co.	3/3/2015	EUR	24,956,500	USD	28,665,660	737,115
State Street Bank & Trust Co.	3/3/2015	EUR	14,484,000	USD	16,393,976	185,091
State Street Bank & Trust Co.	3/3/2015	EUR	1,483,000	USD	1,675,358	15,749
State Street Bank & Trust Co.	3/3/2015	EUR	10,216,000	USD	11,648,345	215,731
State Street Bank & Trust Co.	3/3/2015	EUR	20,572,500	USD	23,450,099	427,641
State Street Bank & Trust Co.	3/3/2015	EUR	20,125,500	USD	22,801,467	279,242
State Street Bank & Trust Co.	3/3/2015	EUR	15,961,000	USD	18,103,780	242,001
State Street Bank & Trust Co.	3/3/2015	EUR	21,942,000	USD	24,568,721	13,670
The Bank of New York Mellon	3/3/2015	EUR	1,733,000	USD	1,990,992	51,610
Barclays Bank PLC	3/3/2015	GBP	102,488,000	USD	153,897,518	(4,325,240)
Barclays Bank PLC	3/3/2015	GBP	6,718,000	USD	10,116,576	(254,790)
Barclays Bank PLC	3/3/2015	GBP	4,241,000	USD	6,369,566	(177,763)
Barclays Bank PLC	3/3/2015	GBP	383,500	USD	588,036	(4,018)
Barclays Bank PLC	3/3/2015	GBP	16,373,500	USD	24,946,010	(331,685)
Barclays Bank PLC	3/3/2015	GBP	10,491,500	USD	16,159,953	(37,008)
Barclays Bank PLC	3/3/2015	GBP	961,000	USD	1,475,622	(7,986)
Barclays Bank PLC	3/3/2015	GBP	482,500	USD	742,386	(2,506)
Barclays Bank PLC	3/3/2015	GBP	10,763,000	USD	16,580,251	(35,856)
Canadian Imperial Bank of Commerce	3/3/2015	GBP	102,488,000	USD	153,897,518	(4,325,240)
Canadian Imperial Bank of Commerce	3/3/2015	GBP	6,718,000	USD	10,116,703	(254,662)
Canadian Imperial Bank of Commerce	3/3/2015	GBP	4,241,000	USD	6,369,600	(177,729)
Canadian Imperial Bank of Commerce	3/3/2015	GBP	383,500	USD	588,059	(3,995)
Canadian Imperial Bank of Commerce	3/3/2015	GBP	16,373,500	USD	24,945,928	(331,766)
Canadian Imperial Bank of Commerce	3/3/2015	GBP	961,000	USD	1,475,481	(8,128)
Canadian Imperial Bank of Commerce	3/3/2015	GBP	482,500	USD	742,297	(2,595)
JP Morgan & Chase Co.	3/3/2015	GBP	102,488,000	USD	153,896,288	(4,326,470)
JP Morgan & Chase Co.	3/3/2015	GBP	12,855,000	USD	19,493,913	(351,859)
JP Morgan & Chase Co.	3/3/2015	GBP	7,442,000	USD	11,352,756	(136,333)
JP Morgan & Chase Co.	3/3/2015	GBP	762,000	USD	1,161,291	(15,098)
JP Morgan & Chase Co.	3/3/2015	GBP	10,491,500	USD	16,159,774	(37,186)
JP Morgan & Chase Co.	3/3/2015	GBP	5,184,000	USD	7,984,262	(18,887)
JP Morgan & Chase Co.	3/3/2015	GBP	10,406,000	USD	16,069,986	5,022

JP Morgan & Chase Co.	3/3/2015	GBP	10,042,000	USD	15,524,570	21,556
JP Morgan & Chase Co.	3/3/2015	GBP	7,961,500	USD	12,307,595	16,493
State Street Bank & Trust Co.	3/3/2015	GBP	102,488,000	USD	153,898,133	(4,324,625)
State Street Bank & Trust Co.	3/3/2015	GBP	12,855,000	USD	19,494,209	(351,564)
State Street Bank & Trust Co.	3/3/2015	GBP	7,442,000	USD	11,352,793	(136,296)
State Street Bank & Trust Co.	3/3/2015	GBP	762,000	USD	1,161,293	(15,096)
State Street Bank & Trust Co.	3/3/2015	GBP	5,184,000	USD	7,984,329	(18,820)
State Street Bank & Trust Co.	3/3/2015	GBP	10,406,000	USD	16,069,195	4,231
State Street Bank & Trust Co.	3/3/2015	GBP	10,042,000	USD	15,522,241	19,226
State Street Bank & Trust Co.	3/3/2015	GBP	7,961,500	USD	12,305,629	14,527
State Street Bank & Trust Co.	3/3/2015	GBP	10,763,000	USD	16,578,120	(37,987)
The Bank of New York Mellon	3/3/2015	GBP	1,243,000	USD	1,867,980	(50,985)
Barclays Bank PLC	3/3/2015	HKD	174,390,000	USD	22,490,618	5,562
Barclays Bank PLC	3/3/2015	HKD	11,521,000	USD	1,486,034	569
Barclays Bank PLC	3/3/2015	HKD	7,282,500	USD	939,281	309
Barclays Bank PLC	3/3/2015	HKD	641,000	USD	82,687	40
Barclays Bank PLC	3/3/2015	HKD	27,548,000	USD	3,553,343	1,429
Barclays Bank PLC	3/3/2015	HKD	17,492,000	USD	2,255,888	549
Barclays Bank PLC	3/3/2015	HKD	1,609,500	USD	207,423	(98)
Barclays Bank PLC	3/3/2015	HKD	807,500	USD	104,062	(53)
Barclays Bank PLC	3/3/2015	HKD	18,025,000	USD	2,324,352	290
Canadian Imperial Bank of Commerce	3/3/2015	HKD	174,390,000	USD	22,490,618	5,562
Canadian Imperial Bank of Commerce	3/3/2015	HKD	11,521,000	USD	1,486,030	565
Canadian Imperial Bank of Commerce	3/3/2015	HKD	7,282,500	USD	939,282	310
Canadian Imperial Bank of Commerce	3/3/2015	HKD	641,000	USD	82,687	39
Canadian Imperial Bank of Commerce	3/3/2015	HKD	27,548,000	USD	3,552,976	1,062
Canadian Imperial Bank of Commerce	3/3/2015	HKD	1,609,500	USD	207,402	(120)
Canadian Imperial Bank of Commerce	3/3/2015	HKD	807,500	USD	104,053	(63)
JP Morgan & Chase Co.	3/3/2015	HKD	174,390,000	USD	22,490,763	5,707
JP Morgan & Chase Co.	3/3/2015	HKD	21,520,500	USD	2,775,102	346
JP Morgan & Chase Co.	3/3/2015	HKD	12,530,000	USD	1,615,968	407
JP Morgan & Chase Co.	3/3/2015	HKD	1,283,000	USD	165,452	28
JP Morgan & Chase Co.	3/3/2015	HKD	17,492,000	USD	2,255,897	558
JP Morgan & Chase Co.	3/3/2015	HKD	8,653,500	USD	1,115,753	10
JP Morgan & Chase Co.	3/3/2015	HKD	17,441,000	USD	2,247,791	(973)
JP Morgan & Chase Co.	3/3/2015	HKD	16,761,500	USD	2,160,936	(216)
JP Morgan & Chase Co.	3/3/2015	HKD	13,227,000	USD	1,705,149	(280)
State Street Bank & Trust Co.	3/3/2015	HKD	174,390,000	USD	22,490,908	5,852
State Street Bank & Trust Co.	3/3/2015	HKD	21,520,500	USD	2,775,100	344
State Street Bank & Trust Co.	3/3/2015	HKD	12,530,000	USD	1,615,964	402
State Street Bank & Trust Co.	3/3/2015	HKD	1,283,000	USD	165,452	28
State Street Bank & Trust Co.	3/3/2015	HKD	8,653,500	USD	1,115,753	10
State Street Bank & Trust Co.	3/3/2015	HKD	17,441,000	USD	2,247,724	(1,039)
State Street Bank & Trust Co.	3/3/2015	HKD	16,761,500	USD	2,160,894	(258)
State Street Bank & Trust Co.	3/3/2015	HKD	13,227,000	USD	1,705,080	(349)
State Street Bank & Trust Co.	3/3/2015	HKD	18,025,000	USD	2,324,298	236
Barclays Bank PLC	3/3/2015	ILS	1,073,500	USD	273,020	3,528
Barclays Bank PLC	3/3/2015	ILS	665,500	USD	169,302	2,235
Barclays Bank PLC	3/3/2015	ILS	60,500	USD	15,689	501
Barclays Bank PLC	3/3/2015	ILS	2,579,500	USD	662,188	14,629
Barclays Bank PLC	3/3/2015	ILS	1,649,000	USD	425,292	11,326
Barclays Bank PLC	3/3/2015	ILS	151,000	USD	39,131	1,224
Barclays Bank PLC	3/3/2015	ILS	74,500	USD	19,326	623
Barclays Bank PLC	3/3/2015	ILS	1,711,500	USD	432,342	2,686
Canadian Imperial Bank of Commerce	3/3/2015	ILS	1,073,500	USD	273,036	3,544
Canadian Imperial Bank of Commerce	3/3/2015	ILS	665,500	USD	169,305	2,238
Canadian Imperial Bank of Commerce	3/3/2015	ILS	60,500	USD	15,688	500
Canadian Imperial Bank of Commerce	3/3/2015	ILS	2,579,500	USD	662,174	14,615
Canadian Imperial Bank of Commerce	3/3/2015	ILS	151,000	USD	39,130	1,223
Canadian Imperial Bank of Commerce	3/3/2015	ILS	74,500	USD	19,325	623
JP Morgan & Chase Co.	3/3/2015	ILS	2,007,000	USD	515,368	11,529
JP Morgan & Chase Co.	3/3/2015	ILS	1,164,000	USD	300,817	8,606
JP Morgan & Chase Co.	3/3/2015	ILS	120,000	USD	30,886	761
JP Morgan & Chase Co.	3/3/2015	ILS	1,649,000	USD	425,302	11,336
JP Morgan & Chase Co.	3/3/2015	ILS	809,500	USD	208,114	4,897
JP Morgan & Chase Co.	3/3/2015	ILS	1,626,500	USD	422,264	13,946
JP Morgan & Chase Co.	3/3/2015	ILS	1,576,000	USD	402,642	7,002

JP Morgan & Chase Co.	3/3/2015	ILS	1,250,500	USD	316,263	2,337
State Street Bank & Trust Co.	3/3/2015	ILS	2,007,000	USD	515,366	11,527
State Street Bank & Trust Co.	3/3/2015	ILS	1,164,000	USD	300,830	8,619
State Street Bank & Trust Co.	3/3/2015	ILS	120,000	USD	30,886	761
State Street Bank & Trust Co.	3/3/2015	ILS	809,500	USD	208,115	4,897
State Street Bank & Trust Co.	3/3/2015	ILS	1,626,500	USD	421,613	13,295
State Street Bank & Trust Co.	3/3/2015	ILS	1,576,000	USD	402,547	6,907
State Street Bank & Trust Co.	3/3/2015	ILS	1,250,500	USD	316,176	2,249
State Street Bank & Trust Co.	3/3/2015	ILS	1,711,500	USD	432,074	2,418
Barclays Bank PLC	3/3/2015	NOK	36,631,000	USD	4,722,295	(55,607)
Barclays Bank PLC	3/3/2015	NOK	2,441,500	USD	315,748	(2,705)
Barclays Bank PLC	3/3/2015	NOK	1,556,000	USD	203,309	354
Barclays Bank PLC	3/3/2015	NOK	142,000	USD	18,873	351
Barclays Bank PLC	3/3/2015	NOK	6,114,000	USD	801,305	3,836
Barclays Bank PLC	3/3/2015	NOK	3,923,500	USD	513,568	1,813
Barclays Bank PLC	3/3/2015	NOK	359,500	USD	47,841	950
Barclays Bank PLC	3/3/2015	NOK	179,000	USD	23,770	422
Barclays Bank PLC	3/3/2015	NOK	4,039,500	USD	527,488	602
Canadian Imperial Bank of Commerce	3/3/2015	NOK	36,631,000	USD	4,722,254	(55,647)
Canadian Imperial Bank of Commerce	3/3/2015	NOK	2,441,500	USD	315,741	(2,712)
Canadian Imperial Bank of Commerce	3/3/2015	NOK	1,556,000	USD	203,304	350
Canadian Imperial Bank of Commerce	3/3/2015	NOK	142,000	USD	18,873	351
Canadian Imperial Bank of Commerce	3/3/2015	NOK	6,114,000	USD	801,300	3,831
Canadian Imperial Bank of Commerce	3/3/2015	NOK	359,500	USD	47,836	945
Canadian Imperial Bank of Commerce	3/3/2015	NOK	179,000	USD	23,768	420
JP Morgan & Chase Co.	3/3/2015	NOK	36,631,000	USD	4,722,315	(55,587)
JP Morgan & Chase Co.	3/3/2015	NOK	4,763,500	USD	633,540	12,221
JP Morgan & Chase Co.	3/3/2015	NOK	2,792,000	USD	368,108	3,939
JP Morgan & Chase Co.	3/3/2015	NOK	281,500	USD	36,699	(18)
JP Morgan & Chase Co.	3/3/2015	NOK	3,923,500	USD	513,571	1,816
JP Morgan & Chase Co.	3/3/2015	NOK	1,948,500	USD	257,114	2,965
JP Morgan & Chase Co.	3/3/2015	NOK	3,916,000	USD	520,786	10,010
JP Morgan & Chase Co.	3/3/2015	NOK	3,720,000	USD	487,594	2,382
JP Morgan & Chase Co.	3/3/2015	NOK	2,939,500	USD	387,329	3,921
State Street Bank & Trust Co.	3/3/2015	NOK	36,631,000	USD	4,722,346	(55,556)
State Street Bank & Trust Co.	3/3/2015	NOK	4,763,500	USD	633,543	12,224
State Street Bank & Trust Co.	3/3/2015	NOK	2,792,000	USD	368,109	3,940
State Street Bank & Trust Co.	3/3/2015	NOK	281,500	USD	36,699	(18)
State Street Bank & Trust Co.	3/3/2015	NOK	1,948,500	USD	257,115	2,966
State Street Bank & Trust Co.	3/3/2015	NOK	3,916,000	USD	520,687	9,910
State Street Bank & Trust Co.	3/3/2015	NOK	3,720,000	USD	487,315	2,103
State Street Bank & Trust Co.	3/3/2015	NOK	2,939,500	USD	387,058	3,650
State Street Bank & Trust Co.	3/3/2015	NOK	4,039,500	USD	527,133	248
Barclays Bank PLC	3/3/2015	SEK	12,639,000	USD	1,527,822	11,757
Barclays Bank PLC	3/3/2015	SEK	7,980,000	USD	959,826	2,615
Barclays Bank PLC	3/3/2015	SEK	717,000	USD	86,994	989
Barclays Bank PLC	3/3/2015	SEK	30,977,000	USD	3,690,991	(24,741)
Barclays Bank PLC	3/3/2015	SEK	20,265,000	USD	2,406,824	(23,989)
Barclays Bank PLC	3/3/2015	SEK	1,845,000	USD	221,847	537
Barclays Bank PLC	3/3/2015	SEK	939,000	USD	112,200	(434)
Barclays Bank PLC	3/3/2015	SEK	21,352,500	USD	2,540,687	(20,573)
Canadian Imperial Bank of Commerce	3/3/2015	SEK	12,639,000	USD	1,527,846	11,781
Canadian Imperial Bank of Commerce	3/3/2015	SEK	7,980,000	USD	959,835	2,623
Canadian Imperial Bank of Commerce	3/3/2015	SEK	717,000	USD	86,995	990
Canadian Imperial Bank of Commerce	3/3/2015	SEK	30,977,000	USD	3,691,012	(24,721)
Canadian Imperial Bank of Commerce	3/3/2015	SEK	1,845,000	USD	221,826	516
Canadian Imperial Bank of Commerce	3/3/2015	SEK	939,000	USD	112,190	(445)
JP Morgan & Chase Co.	3/3/2015	SEK	24,043,500	USD	2,925,954	41,904
JP Morgan & Chase Co.	3/3/2015	SEK	14,171,000	USD	1,704,490	4,660
JP Morgan & Chase Co.	3/3/2015	SEK	20,265,000	USD	2,406,873	(23,941)
JP Morgan & Chase Co.	3/3/2015	SEK	10,041,500	USD	1,193,965	(10,527)
JP Morgan & Chase Co.	3/3/2015	SEK	20,191,500	USD	2,416,377	(5,620)
JP Morgan & Chase Co.	3/3/2015	SEK	19,764,000	USD	2,348,467	(22,251)
JP Morgan & Chase Co.	3/3/2015	SEK	15,611,500	USD	1,859,081	(13,539)
State Street Bank & Trust Co.	3/3/2015	SEK	24,043,500	USD	2,925,971	41,922
State Street Bank & Trust Co.	3/3/2015	SEK	14,171,000	USD	1,704,505	4,675
State Street Bank & Trust Co.	3/3/2015	SEK	10,041,500	USD	1,193,973	(10,518)

State Street Bank & Trust Co.	3/3/2015	SEK	20,191,500	USD	2,415,919	(6,078)
State Street Bank & Trust Co.	3/3/2015	SEK	19,764,000	USD	2,347,292	(23,426)
State Street Bank & Trust Co.	3/3/2015	SEK	15,611,500	USD	1,858,141	(14,479)
State Street Bank & Trust Co.	3/3/2015	SEK	21,352,500	USD	2,539,772	(21,488)
Barclays Bank PLC	3/3/2015	USD	101,566,456	CHF	96,285,000	(556,073)
Barclays Bank PLC	3/3/2015	USD	17,341,104	DKK	115,369,500	(37,977)
Barclays Bank PLC	3/3/2015	USD	333,740,228	EUR	297,544,000	(762,013)
Barclays Bank PLC	3/3/2015	USD	236,294,751	GBP	152,902,000	(241,982)
Barclays Bank PLC	3/3/2015	USD	33,436,680	HKD	259,316,500	(1,587)
Barclays Bank PLC	3/3/2015	USD	1,997,442	ILS	7,965,000	2,096
Barclays Bank PLC	3/3/2015	USD	7,258,740	NOK	55,386,000	(34,562)
Barclays Bank PLC	3/3/2015	USD	11,595,420	SEK	96,714,500	5,612
Canadian Imperial Bank of Commerce	3/3/2015	USD	86,964,135	CHF	82,442,000	(476,125)
Canadian Imperial Bank of Commerce	3/3/2015	USD	14,831,015	DKK	98,670,000	(32,480)
Canadian Imperial Bank of Commerce	3/3/2015	USD	285,929,896	EUR	254,919,000	(652,850)
Canadian Imperial Bank of Commerce	3/3/2015	USD	203,448,047	GBP	131,647,500	(208,345)
Canadian Imperial Bank of Commerce	3/3/2015	USD	28,857,062	HKD	223,799,500	(1,369)
Canadian Imperial Bank of Commerce	3/3/2015	USD	1,154,705	ILS	4,604,500	1,212
Canadian Imperial Bank of Commerce	3/3/2015	USD	6,215,131	NOK	47,423,000	(29,593)
Canadian Imperial Bank of Commerce	3/3/2015	USD	6,605,761	SEK	55,097,000	3,197
JP Morgan & Chase Co.	3/3/2015	USD	2,368,269	AUD	3,000,000	(24,527)
JP Morgan & Chase Co.	3/3/2015	USD	5,535,100	CHF	5,086,619	(198,845)
JP Morgan & Chase Co.	3/3/2015	USD	4,195,599	CHF	4,000,000	709
JP Morgan & Chase Co.	3/3/2015	USD	102,007,259	CHF	96,702,881	(558,486)
JP Morgan & Chase Co.	3/3/2015	USD	19,042,229	DKK	126,687,000	(41,703)
JP Morgan & Chase Co.	3/3/2015	USD	2,049,100	EUR	1,815,459	(17,439)
JP Morgan & Chase Co.	3/3/2015	USD	2,269,382	EUR	2,000,000	(31,204)
JP Morgan & Chase Co.	3/3/2015	USD	2,261,600	EUR	2,000,000	(23,422)
JP Morgan & Chase Co.	3/3/2015	USD	7,849,541	EUR	7,000,000	(15,918)
JP Morgan & Chase Co.	3/3/2015	USD	352,061,304	EUR	313,878,041	(803,845)
JP Morgan & Chase Co.	3/3/2015	USD	1,960,700	GBP	1,305,738	55,121
JP Morgan & Chase Co.	3/3/2015	USD	11,434,081	GBP	7,378,950	(42,330)
JP Morgan & Chase Co.	3/3/2015	USD	245,637,176	GBP	158,947,312	(251,549)
JP Morgan & Chase Co.	3/3/2015	USD	36,528,957	HKD	283,298,500	(1,733)
JP Morgan & Chase Co.	3/3/2015	USD	2,558,557	ILS	10,202,500	2,685
JP Morgan & Chase Co.	3/3/2015	USD	7,983,421	NOK	60,915,500	(38,012)
JP Morgan & Chase Co.	3/3/2015	USD	14,877,319	SEK	124,088,000	7,201
State Street Bank & Trust Co.	3/3/2015	USD	112,091,245	CHF	106,262,500	(613,695)
State Street Bank & Trust Co.	3/3/2015	USD	19,198,175	DKK	127,724,500	(42,044)
State Street Bank & Trust Co.	3/3/2015	USD	367,847,922	EUR	327,952,500	(839,890)
State Street Bank & Trust Co.	3/3/2015	USD	259,478,069	GBP	167,903,500	(265,723)
State Street Bank & Trust Co.	3/3/2015	USD	36,597,683	HKD	283,831,500	(1,737)
State Street Bank & Trust Co.	3/3/2015	USD	2,574,230	ILS	10,265,000	2,701
State Street Bank & Trust Co.	3/3/2015	USD	7,998,624	NOK	61,031,500	(38,085)
State Street Bank & Trust Co.	3/3/2015	USD	15,007,703	SEK	125,175,500	7,264
The Bank of New York Mellon	3/3/2015	USD	5,308,017	CHF	5,032,000	(29,061)
The Bank of New York Mellon	3/3/2015	USD	1,943,560	EUR	1,733,000	(4,178)
The Bank of New York Mellon	3/3/2015	USD	465,797	GBP	300,000	(2,651)
The Bank of New York Mellon	3/3/2015	USD	1,457,124	GBP	943,000	(1,304)
Barclays Bank PLC	3/4/2015	AUD	68,709,000	USD	53,403,795	(271,361)
Barclays Bank PLC	3/4/2015	AUD	4,544,000	USD	3,530,374	(19,378)
Barclays Bank PLC	3/4/2015	AUD	2,895,000	USD	2,255,274	(6,286)
Barclays Bank PLC	3/4/2015	AUD	266,000	USD	207,633	(165)
Barclays Bank PLC	3/4/2015	AUD	11,377,000	USD	8,860,942	(26,718)
Barclays Bank PLC	3/4/2015	AUD	7,214,500	USD	5,579,997	(55,937)
Barclays Bank PLC	3/4/2015	AUD	670,500	USD	524,051	260
Barclays Bank PLC	3/4/2015	AUD	337,000	USD	264,129	866
Barclays Bank PLC	3/4/2015	AUD	7,585,000	USD	5,910,278	(15,090)
Canadian Imperial Bank of Commerce	3/4/2015	AUD	68,709,000	USD	53,408,880	(266,277)
Canadian Imperial Bank of Commerce	3/4/2015	AUD	4,544,000	USD	3,530,802	(18,950)
Canadian Imperial Bank of Commerce	3/4/2015	AUD	2,895,000	USD	2,255,466	(6,095)
Canadian Imperial Bank of Commerce	3/4/2015	AUD	266,000	USD	207,634	(164)
Canadian Imperial Bank of Commerce	3/4/2015	AUD	11,377,000	USD	8,860,920	(26,741)
Canadian Imperial Bank of Commerce	3/4/2015	AUD	670,500	USD	524,002	211
Canadian Imperial Bank of Commerce	3/4/2015	AUD	337,000	USD	264,104	841
JP Morgan & Chase Co.	3/4/2015	AUD	68,709,000	USD	53,405,444	(269,712)
JP Morgan & Chase Co.	3/4/2015	AUD	8,749,000	USD	6,815,655	(19,024)

JP Morgan & Chase Co.	3/4/2015	AUD	5,172,000	USD	4,013,032	(27,310)
JP Morgan & Chase Co.	3/4/2015	AUD	527,000	USD	405,717	(5,973)
JP Morgan & Chase Co.	3/4/2015	AUD	7,214,500	USD	5,579,911	(56,024)
JP Morgan & Chase Co.	3/4/2015	AUD	3,626,500	USD	2,814,338	(18,667)
JP Morgan & Chase Co.	3/4/2015	AUD	7,319,500	USD	5,720,467	2,507
JP Morgan & Chase Co.	3/4/2015	AUD	7,038,000	USD	5,489,816	(8,238)
JP Morgan & Chase Co.	3/4/2015	AUD	5,567,500	USD	4,358,941	9,635
State Street Bank & Trust Co.	3/4/2015	AUD	68,709,000	USD	53,406,200	(268,957)
State Street Bank & Trust Co.	3/4/2015	AUD	8,749,000	USD	6,815,838	(18,840)
State Street Bank & Trust Co.	3/4/2015	AUD	5,172,000	USD	4,013,146	(27,197)
State Street Bank & Trust Co.	3/4/2015	AUD	527,000	USD	405,721	(5,969)
State Street Bank & Trust Co.	3/4/2015	AUD	3,626,500	USD	2,814,371	(18,635)
State Street Bank & Trust Co.	3/4/2015	AUD	7,319,500	USD	5,719,735	1,775
State Street Bank & Trust Co.	3/4/2015	AUD	7,038,000	USD	5,488,781	(9,272)
State Street Bank & Trust Co.	3/4/2015	AUD	5,567,500	USD	4,357,838	8,533
State Street Bank & Trust Co.	3/4/2015	AUD	7,585,000	USD	5,908,791	(16,576)
The Bank of New York Mellon	3/4/2015	AUD	400,000	USD	313,083	605
Barclays Bank PLC	3/4/2015	ILS	15,970,000	USD	4,067,287	58,159
Canadian Imperial Bank of Commerce	3/4/2015	ILS	15,970,000	USD	4,067,629	58,501
JP Morgan & Chase Co.	3/4/2015	ILS	15,970,000	USD	4,067,455	58,327
State Street Bank & Trust Co.	3/4/2015	ILS	15,970,000	USD	4,067,303	58,175
Barclays Bank PLC	3/4/2015	JPY	20,293,813,000	USD	172,813,019	3,157,655
Barclays Bank PLC	3/4/2015	JPY	1,310,529,500	USD	11,163,114	207,146
Barclays Bank PLC	3/4/2015	JPY	768,089,500	USD	6,540,188	118,994
Barclays Bank PLC	3/4/2015	JPY	73,545,000	USD	625,759	10,926
Barclays Bank PLC	3/4/2015	JPY	3,159,091,000	USD	26,586,080	176,222
Barclays Bank PLC	3/4/2015	JPY	2,076,594,500	USD	17,467,871	107,635
Barclays Bank PLC	3/4/2015	JPY	189,788,000	USD	1,591,730	5,111
Barclays Bank PLC	3/4/2015	JPY	97,196,500	USD	816,334	3,776
Barclays Bank PLC	3/4/2015	JPY	2,232,694,000	USD	18,686,259	21,037
Canadian Imperial Bank of Commerce	3/4/2015	JPY	20,293,813,000	USD	172,810,370	3,155,007
Canadian Imperial Bank of Commerce	3/4/2015	JPY	1,310,529,500	USD	11,163,038	207,070
Canadian Imperial Bank of Commerce	3/4/2015	JPY	768,089,500	USD	6,540,105	118,911
Canadian Imperial Bank of Commerce	3/4/2015	JPY	73,545,000	USD	625,752	10,920
Canadian Imperial Bank of Commerce	3/4/2015	JPY	3,159,091,000	USD	26,585,745	175,886
Canadian Imperial Bank of Commerce	3/4/2015	JPY	189,788,000	USD	1,591,580	4,961
Canadian Imperial Bank of Commerce	3/4/2015	JPY	97,196,500	USD	816,249	3,691
JP Morgan & Chase Co.	3/4/2015	JPY	20,293,813,000	USD	172,809,634	3,154,271
JP Morgan & Chase Co.	3/4/2015	JPY	2,433,832,000	USD	20,715,438	368,712
JP Morgan & Chase Co.	3/4/2015	JPY	1,449,340,000	USD	12,140,763	24,346
JP Morgan & Chase Co.	3/4/2015	JPY	148,650,000	USD	1,235,939	(6,768)
JP Morgan & Chase Co.	3/4/2015	JPY	2,076,594,500	USD	17,467,283	107,047
JP Morgan & Chase Co.	3/4/2015	JPY	1,018,373,500	USD	8,574,679	61,123
JP Morgan & Chase Co.	3/4/2015	JPY	2,080,165,000	USD	17,534,337	144,251
JP Morgan & Chase Co.	3/4/2015	JPY	2,028,264,000	USD	17,071,205	115,009
JP Morgan & Chase Co.	3/4/2015	JPY	1,607,855,000	USD	13,525,173	83,578
State Street Bank & Trust Co.	3/4/2015	JPY	20,293,813,000	USD	172,815,815	3,160,452
State Street Bank & Trust Co.	3/4/2015	JPY	2,433,832,000	USD	20,716,144	369,418
State Street Bank & Trust Co.	3/4/2015	JPY	1,449,340,000	USD	12,141,017	24,600
State Street Bank & Trust Co.	3/4/2015	JPY	148,650,000	USD	1,235,950	(6,758)
State Street Bank & Trust Co.	3/4/2015	JPY	1,018,373,500	USD	8,574,874	61,318
State Street Bank & Trust Co.	3/4/2015	JPY	2,080,165,000	USD	17,533,125	143,039
State Street Bank & Trust Co.	3/4/2015	JPY	2,028,264,000	USD	17,068,734	112,538
State Street Bank & Trust Co.	3/4/2015	JPY	1,607,855,000	USD	13,523,592	81,996
State Street Bank & Trust Co.	3/4/2015	JPY	2,232,694,000	USD	18,683,945	18,723
The Bank of New York Mellon	3/4/2015	JPY	6,783,495,000	USD	57,716,645	1,006,932
The Bank of New York Mellon	3/4/2015	JPY	179,765,000	USD	1,511,704	8,876
The Bank of New York Mellon	3/4/2015	JPY	1,380,000,000	USD	11,615,086	78,348
Barclays Bank PLC	3/4/2015	NZD	1,681,000	USD	1,216,520	(54,423)
Barclays Bank PLC	3/4/2015	NZD	111,000	USD	80,516	(3,407)
Barclays Bank PLC	3/4/2015	NZD	70,500	USD	51,380	(1,923)
Barclays Bank PLC	3/4/2015	NZD	6,500	USD	4,813	(101)
Barclays Bank PLC	3/4/2015	NZD	271,000	USD	198,913	(5,980)
Barclays Bank PLC	3/4/2015	NZD	170,500	USD	126,543	(2,365)
Barclays Bank PLC	3/4/2015	NZD	15,000	USD	11,303	(38)
Barclays Bank PLC	3/4/2015	NZD	7,500	USD	5,640	(31)
Barclays Bank PLC	3/4/2015	NZD	169,500	USD	127,514	(639)

Canadian Imperial Bank of Commerce	3/4/2015	NZD	1,681,000	USD	1,216,674	(54,269)
Canadian Imperial Bank of Commerce	3/4/2015	NZD	111,000	USD	80,526	(3,397)
Canadian Imperial Bank of Commerce	3/4/2015	NZD	70,500	USD	51,381	(1,921)
Canadian Imperial Bank of Commerce	3/4/2015	NZD	6,500	USD	4,813	(101)
Canadian Imperial Bank of Commerce	3/4/2015	NZD	271,000	USD	198,909	(5,985)
Canadian Imperial Bank of Commerce	3/4/2015	NZD	15,000	USD	11,303	(38)
Canadian Imperial Bank of Commerce	3/4/2015	NZD	7,500	USD	5,639	(31)
JP Morgan & Chase Co.	3/4/2015	NZD	1,681,000	USD	1,216,514	(54,428)
JP Morgan & Chase Co.	3/4/2015	NZD	213,500	USD	157,422	(3,997)
JP Morgan & Chase Co.	3/4/2015	NZD	123,500	USD	91,228	(2,146)
JP Morgan & Chase Co.	3/4/2015	NZD	12,500	USD	9,208	(243)
JP Morgan & Chase Co.	3/4/2015	NZD	170,500	USD	126,542	(2,367)
JP Morgan & Chase Co.	3/4/2015	NZD	84,500	USD	62,942	(945)
JP Morgan & Chase Co.	3/4/2015	NZD	163,000	USD	123,052	(186)
JP Morgan & Chase Co.	3/4/2015	NZD	155,000	USD	116,599	(590)
JP Morgan & Chase Co.	3/4/2015	NZD	122,000	USD	91,321	(919)
State Street Bank & Trust Co.	3/4/2015	NZD	1,681,000	USD	1,216,540	(54,403)
State Street Bank & Trust Co.	3/4/2015	NZD	213,500	USD	157,421	(3,998)
State Street Bank & Trust Co.	3/4/2015	NZD	123,500	USD	91,227	(2,146)
State Street Bank & Trust Co.	3/4/2015	NZD	12,500	USD	9,208	(243)
State Street Bank & Trust Co.	3/4/2015	NZD	84,500	USD	62,957	(931)
State Street Bank & Trust Co.	3/4/2015	NZD	163,000	USD	123,019	(219)
State Street Bank & Trust Co.	3/4/2015	NZD	155,000	USD	116,559	(631)
State Street Bank & Trust Co.	3/4/2015	NZD	122,000	USD	91,297	(943)
State Street Bank & Trust Co.	3/4/2015	NZD	169,500	USD	127,486	(667)
Barclays Bank PLC	3/4/2015	SEK	190,504,000	USD	23,033,798	182,331
Canadian Imperial Bank of Commerce	3/4/2015	SEK	190,504,000	USD	23,034,088	182,620
JP Morgan & Chase Co.	3/4/2015	SEK	190,504,000	USD	23,034,227	182,760
JP Morgan & Chase Co.	3/4/2015	SEK	1,443,500	USD	171,815	(1,336)
State Street Bank & Trust Co.	3/4/2015	SEK	190,504,000	USD	23,034,300	182,832
State Street Bank & Trust Co.	3/4/2015	SEK	1,443,500	USD	171,817	(1,335)
Barclays Bank PLC	3/4/2015	SGD	16,609,000	USD	12,265,349	79,770
Barclays Bank PLC	3/4/2015	SGD	1,210,000	USD	893,747	6,003
Barclays Bank PLC	3/4/2015	SGD	687,000	USD	507,817	3,783
Barclays Bank PLC	3/4/2015	SGD	68,500	USD	50,941	685
Barclays Bank PLC	3/4/2015	SGD	2,941,000	USD	2,172,596	14,863
Barclays Bank PLC	3/4/2015	SGD	1,890,000	USD	1,393,672	7,029
Barclays Bank PLC	3/4/2015	SGD	171,500	USD	126,446	621
Barclays Bank PLC	3/4/2015	SGD	87,000	USD	63,944	114
Barclays Bank PLC	3/4/2015	SGD	1,935,000	USD	1,424,103	4,445
Canadian Imperial Bank of Commerce	3/4/2015	SGD	16,609,000	USD	12,265,530	79,951
Canadian Imperial Bank of Commerce	3/4/2015	SGD	1,210,000	USD	893,648	5,904
Canadian Imperial Bank of Commerce	3/4/2015	SGD	687,000	USD	507,513	3,479
Canadian Imperial Bank of Commerce	3/4/2015	SGD	68,500	USD	50,931	675
Canadian Imperial Bank of Commerce	3/4/2015	SGD	2,941,000	USD	2,170,816	13,083
Canadian Imperial Bank of Commerce	3/4/2015	SGD	171,500	USD	126,435	610
Canadian Imperial Bank of Commerce	3/4/2015	SGD	87,000	USD	63,940	110
JP Morgan & Chase Co.	3/4/2015	SGD	16,609,000	USD	12,264,806	79,227
JP Morgan & Chase Co.	3/4/2015	SGD	2,227,500	USD	1,653,492	19,235
JP Morgan & Chase Co.	3/4/2015	SGD	1,342,500	USD	990,552	5,596
JP Morgan & Chase Co.	3/4/2015	SGD	138,500	USD	101,693	80
JP Morgan & Chase Co.	3/4/2015	SGD	1,890,000	USD	1,393,604	6,961
JP Morgan & Chase Co.	3/4/2015	SGD	928,000	USD	685,069	4,220
JP Morgan & Chase Co.	3/4/2015	SGD	1,862,000	USD	1,372,562	6,463
JP Morgan & Chase Co.	3/4/2015	SGD	1,801,500	USD	1,325,339	3,626
JP Morgan & Chase Co.	3/4/2015	SGD	1,420,500	USD	1,046,229	4,046
State Street Bank & Trust Co.	3/4/2015	SGD	16,609,000	USD	12,265,268	79,688
State Street Bank & Trust Co.	3/4/2015	SGD	2,227,500	USD	1,653,540	19,283
State Street Bank & Trust Co.	3/4/2015	SGD	1,342,500	USD	990,577	5,620
State Street Bank & Trust Co.	3/4/2015	SGD	138,500	USD	101,697	83
State Street Bank & Trust Co.	3/4/2015	SGD	928,000	USD	685,114	4,265
State Street Bank & Trust Co.	3/4/2015	SGD	1,862,000	USD	1,372,356	6,256
State Street Bank & Trust Co.	3/4/2015	SGD	1,801,500	USD	1,325,071	3,358
State Street Bank & Trust Co.	3/4/2015	SGD	1,420,500	USD	1,045,987	3,804
State Street Bank & Trust Co.	3/4/2015	SGD	1,935,000	USD	1,423,815	4,157
The Bank of New York Mellon	3/4/2015	SGD	3,202,000	USD	2,377,028	27,807
Barclays Bank PLC	3/4/2015	USD	81,091,335	AUD	103,598,000	(161,050)

Barclays Bank PLC	3/4/2015	USD	4,004,955	ILS	15,970,000	4,172
Barclays Bank PLC	3/4/2015	USD	252,646,319	JPY	30,201,341,000	(164,468)
Barclays Bank PLC	3/4/2015	USD	1,893,607	NZD	2,502,500	(1,558)
Barclays Bank PLC	3/4/2015	USD	22,840,459	SEK	190,504,000	11,009
Barclays Bank PLC	3/4/2015	USD	18,821,410	SGD	25,599,000	(40,108)
Canadian Imperial Bank of Commerce	3/4/2015	USD	69,507,026	AUD	88,798,500	(138,044)
Canadian Imperial Bank of Commerce	3/4/2015	USD	4,004,915	ILS	15,970,000	4,213
Canadian Imperial Bank of Commerce	3/4/2015	USD	216,588,335	JPY	25,892,052,500	(131,941)
Canadian Imperial Bank of Commerce	3/4/2015	USD	1,636,472	NZD	2,162,500	(1,485)
Canadian Imperial Bank of Commerce	3/4/2015	USD	22,840,152	SEK	190,504,000	11,315
Canadian Imperial Bank of Commerce	3/4/2015	USD	16,009,117	SGD	21,774,000	(34,115)
JP Morgan & Chase Co.	3/4/2015	USD	89,168,330	AUD	113,923,000	(172,203)
JP Morgan & Chase Co.	3/4/2015	USD	4,004,970	ILS	15,970,000	4,157
JP Morgan & Chase Co.	3/4/2015	USD	54,094,300	JPY	6,352,537,073	(987,376)
JP Morgan & Chase Co.	3/4/2015	USD	2,524,966	JPY	300,000,000	(16,979)
JP Morgan & Chase Co.	3/4/2015	USD	5,026,730	JPY	600,000,000	(10,757)
JP Morgan & Chase Co.	3/4/2015	USD	216,523,903	JPY	25,884,349,927	(131,902)
JP Morgan & Chase Co.	3/4/2015	USD	2,062,342	NZD	2,725,500	(1,691)
JP Morgan & Chase Co.	3/4/2015	USD	23,013,218	SEK	191,947,500	11,401
JP Morgan & Chase Co.	3/4/2015	USD	2,382,700	SGD	3,226,652	(15,391)
JP Morgan & Chase Co.	3/4/2015	USD	18,375,270	SGD	24,992,848	(38,686)
State Street Bank & Trust Co.	3/4/2015	USD	89,458,437	AUD	114,293,500	(172,877)
State Street Bank & Trust Co.	3/4/2015	USD	4,004,958	ILS	15,970,000	4,169
State Street Bank & Trust Co.	3/4/2015	USD	278,501,018	JPY	33,292,986,500	(173,150)
State Street Bank & Trust Co.	3/4/2015	USD	2,061,588	NZD	2,724,500	(1,693)
State Street Bank & Trust Co.	3/4/2015	USD	23,013,378	SEK	191,947,500	11,241
State Street Bank & Trust Co.	3/4/2015	USD	20,780,811	SGD	28,264,500	(43,903)
The Bank of New York Mellon	3/4/2015	USD	315,450	AUD	400,000	(2,971)
The Bank of New York Mellon	3/4/2015	USD	69,792,728	JPY	8,343,260,000	(43,450)
The Bank of New York Mellon	3/4/2015	USD	2,354,180	SGD	3,202,000	(4,958)
Barclays Bank PLC	4/2/2015	CHF	96,285,000	USD	101,683,370	536,215
Canadian Imperial Bank of Commerce	4/2/2015	CHF	82,442,000	USD	87,061,482	456,364
JP Morgan & Chase Co.	4/2/2015	CHF	2,439,000	USD	2,563,771	1,608
JP Morgan & Chase Co.	4/2/2015	CHF	28,984,000	USD	30,601,278	153,657
JP Morgan & Chase Co.	4/2/2015	CHF	96,702,881	USD	102,098,803	512,664
State Street Bank & Trust Co.	4/2/2015	CHF	106,262,500	USD	112,214,349	585,855
The Bank of New York Mellon	4/2/2015	CHF	5,032,000	USD	5,314,071	27,967
Barclays Bank PLC	4/2/2015	EUR	297,544,000	USD	333,844,368	733,818
Canadian Imperial Bank of Commerce	4/2/2015	EUR	254,919,000	USD	286,019,118	628,694
JP Morgan & Chase Co.	4/2/2015	EUR	346,000	USD	387,419	60
JP Morgan & Chase Co.	4/2/2015	EUR	73,006,000	USD	81,910,542	177,861
JP Morgan & Chase Co.	4/2/2015	EUR	313,878,041	USD	352,161,745	764,686
State Street Bank & Trust Co.	4/2/2015	EUR	327,952,500	USD	367,966,968	813,077
The Bank of New York Mellon	4/2/2015	EUR	1,733,000	USD	1,944,166	4,014
Barclays Bank PLC	4/2/2015	GBP	152,902,000	USD	236,245,363	246,517
Canadian Imperial Bank of Commerce	4/2/2015	GBP	131,647,500	USD	203,403,286	210,012
JP Morgan & Chase Co.	4/2/2015	GBP	1,966,000	USD	3,034,238	(214)
JP Morgan & Chase Co.	4/2/2015	GBP	12,837,000	USD	19,833,678	20,222
JP Morgan & Chase Co.	4/2/2015	GBP	158,947,312	USD	245,579,955	250,383
State Street Bank & Trust Co.	4/2/2015	GBP	167,903,500	USD	259,424,676	271,543
The Bank of New York Mellon	4/2/2015	GBP	943,000	USD	1,456,812	1,325
Barclays Bank PLC	4/2/2015	HKD	259,316,500	USD	33,435,645	1,259
Canadian Imperial Bank of Commerce	4/2/2015	HKD	223,799,500	USD	28,856,094	1,012
JP Morgan & Chase Co.	4/2/2015	HKD	283,298,500	USD	36,527,827	1,375
State Street Bank & Trust Co.	4/2/2015	HKD	283,831,500	USD	36,596,782	1,609
Barclays Bank PLC	4/2/2015	ILS	7,965,000	USD	1,997,197	(2,532)
Barclays Bank PLC	4/2/2015	ILS	15,970,000	USD	4,004,423	(5,077)
Canadian Imperial Bank of Commerce	4/2/2015	ILS	4,604,500	USD	1,154,748	(1,279)
Canadian Imperial Bank of Commerce	4/2/2015	ILS	15,970,000	USD	4,005,066	(4,434)
JP Morgan & Chase Co.	4/2/2015	ILS	1,721,000	USD	431,596	(487)
JP Morgan & Chase Co.	4/2/2015	ILS	10,202,500	USD	2,558,601	(2,884)
JP Morgan & Chase Co.	4/2/2015	ILS	15,970,000	USD	4,004,986	(4,515)
State Street Bank & Trust Co.	4/2/2015	ILS	10,265,000	USD	2,574,182	(2,996)
State Street Bank & Trust Co.	4/2/2015	ILS	15,970,000	USD	4,004,840	(4,660)
Barclays Bank PLC	4/2/2015	SEK	96,714,500	USD	11,598,372	(6,584)
Barclays Bank PLC	4/2/2015	SEK	190,504,000	USD	22,845,967	(12,969)
Canadian Imperial Bank of Commerce	4/2/2015	SEK	55,097,000	USD	6,607,488	(3,706)

Canadian Imperial Bank of Commerce	4/2/2015	SEK	190,504,000	USD	22,846,124	(12,813)
JP Morgan & Chase Co.	4/2/2015	SEK	6,281,000	USD	751,708	(1,961)
JP Morgan & Chase Co.	4/2/2015	SEK	70,418,000	USD	8,444,468	(5,121)
JP Morgan & Chase Co.	4/2/2015	SEK	124,088,000	USD	14,880,531	(9,024)
JP Morgan & Chase Co.	4/2/2015	SEK	191,947,500	USD	23,018,186	(13,959)
State Street Bank & Trust Co.	4/2/2015	SEK	125,175,500	USD	15,011,893	(8,153)
State Street Bank & Trust Co.	4/2/2015	SEK	191,947,500	USD	23,019,643	(12,502)
JP Morgan & Chase Co.	4/2/2015	USD	373,885	EUR	334,000	40
JP Morgan & Chase Co.	4/2/2015	USD	6,060	HKD	47,000	—
JP Morgan & Chase Co.	4/2/2015	USD	545,406	HKD	4,230,000	(21)
JP Morgan & Chase Co.	4/2/2015	USD	221,763	ILS	881,000	(576)
Barclays Bank PLC	4/6/2015	JPY	30,201,341,000	USD	252,760,922	157,178
Canadian Imperial Bank of Commerce	4/6/2015	JPY	25,892,052,500	USD	216,688,028	127,134
JP Morgan & Chase Co.	4/6/2015	JPY	8,956,306,000	USD	74,950,990	40,527
JP Morgan & Chase Co.	4/6/2015	JPY	25,884,349,927	USD	216,613,596	117,126
State Street Bank & Trust Co.	4/6/2015	JPY	33,292,986,500	USD	278,632,476	170,236
The Bank of New York Mellon	4/6/2015	JPY	8,343,260,000	USD	69,820,997	38,045
Barclays Bank PLC	4/6/2015	SGD	25,599,000	USD	18,802,609	38,327
Canadian Imperial Bank of Commerce	4/6/2015	SGD	21,774,000	USD	15,993,360	32,835
JP Morgan & Chase Co.	4/6/2015	SGD	24,992,848	USD	18,356,847	36,880
State Street Bank & Trust Co.	4/6/2015	SGD	28,264,500	USD	20,760,586	42,471
The Bank of New York Mellon	4/6/2015	SGD	3,202,000	USD	2,351,991	4,898
JP Morgan & Chase Co.	4/6/2015	USD	1,558,628	JPY	186,578,000	1,909
JP Morgan & Chase Co.	4/6/2015	USD	42,403,071	JPY	5,069,762,000	373
JP Morgan & Chase Co.	4/6/2015	USD	168,812	SGD	230,000	(220)
JP Morgan & Chase Co.	4/6/2015	USD	1,127,433	SGD	1,535,000	(2,265)
JP Morgan & Chase Co.	4/6/2015	USD	11,445,434	SGD	15,611,000	(2,440)
Barclays Bank PLC	4/7/2015	AUD	103,598,000	USD	80,925,163	167,779
Canadian Imperial Bank of Commerce	4/7/2015	AUD	88,798,500	USD	69,366,724	145,942
JP Morgan & Chase Co.	4/7/2015	AUD	115,000	USD	89,635	(11)
JP Morgan & Chase Co.	4/7/2015	AUD	25,543,000	USD	19,953,579	42,134
JP Morgan & Chase Co.	4/7/2015	AUD	113,923,000	USD	88,993,913	187,919
State Street Bank & Trust Co.	4/7/2015	AUD	114,293,500	USD	89,284,139	189,330
Barclays Bank PLC	4/7/2015	DKK	115,369,500	USD	17,358,147	30,982
Canadian Imperial Bank of Commerce	4/7/2015	DKK	98,670,000	USD	14,848,647	29,554
JP Morgan & Chase Co.	4/7/2015	DKK	367,000	USD	55,104	(15)
JP Morgan & Chase Co.	4/7/2015	DKK	36,678,000	USD	5,519,265	10,654
JP Morgan & Chase Co.	4/7/2015	DKK	126,687,000	USD	19,063,720	36,798
State Street Bank & Trust Co.	4/7/2015	DKK	127,724,500	USD	19,220,964	38,221
Barclays Bank PLC	4/7/2015	NOK	55,386,000	USD	7,251,920	34,939
Canadian Imperial Bank of Commerce	4/7/2015	NOK	47,423,000	USD	6,209,292	29,917
JP Morgan & Chase Co.	4/7/2015	NOK	364,000	USD	47,417	(14)
JP Morgan & Chase Co.	4/7/2015	NOK	9,298,000	USD	1,217,422	5,862
JP Morgan & Chase Co.	4/7/2015	NOK	60,915,500	USD	7,975,895	38,402
State Street Bank & Trust Co.	4/7/2015	NOK	61,031,500	USD	7,991,188	38,580
Barclays Bank PLC	4/7/2015	NZD	2,502,500	USD	1,887,411	2,165
Canadian Imperial Bank of Commerce	4/7/2015	NZD	2,162,500	USD	1,631,152	2,044
JP Morgan & Chase Co.	4/7/2015	NZD	25,000	USD	18,830	(4)
JP Morgan & Chase Co.	4/7/2015	NZD	2,725,500	USD	2,055,572	2,331
State Street Bank & Trust Co.	4/7/2015	NZD	2,724,500	USD	2,054,807	2,319
JP Morgan & Chase Co.	4/7/2015	USD	2,343,528	AUD	3,000,000	(4,949)
JP Morgan & Chase Co.	4/7/2015	USD	334,558	AUD	429,000	(141)
JP Morgan & Chase Co.	4/7/2015	USD	214,947	NZD	285,000	(244)
The Bank of New York Mellon	4/7/2015	USD	312,470	AUD	400,000	(659)

Total net unrealized appreciation						$23,470,603

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2015.

Currency Abbreviations

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - Pound Sterling

HKD - Hong Kong Dollar

ILS - Israeli New Sheqel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - U.S. Dollar

As of February 28, 2015, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation(1)
E-mini MSCI EAFE Index Futures	20	$1,875,300	3/20/2015	$162,800

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2015.
*	Non-income producing security.
§	Security is listed in country domicile. Significant business activities of company are in Australia, New Zealand and the United States.

144A: Security exempt from registration under Rule 144A of the securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.

The table below shows the transactions in and earnings from investments in Deutsche Bank AG Securities for the nine months ended February 28, 2015.

	Fair Value 5/31/2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Fair Value 2/28/2015	Dividend Income
Deutsche Bank AG (Common Stock)	$1,688,545	$13,746,264	$—	$480,588	$—	$15,915,397	$—

(c)	Listed on the London Stock Exchange.
(d)	At February 28, 2015, the aggregate cost of investments for Federal income tax purposes was $4,564,447,183. The net unrealized appreciation was $178,588,526 which consisted of aggregate gross unrealized appreciation of $217,934,973 and aggregate gross unrealized depreciation of $39,346,447.

CDI - Chess Depositary Interest

FDR - Fiduciary Depositary Receipt

REIT - Real Estate Investment Trust

RSP - Risparmio (Convertible Savings Shares)

SDR - Swedish Depositary Receipt

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF

February 28, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 95.0%
Brazil - 5.6%
Ambev SA	160,685	$1,038,120
B2W Cia Digital*	3,105	21,930
Banco Bradesco SA	19,855	261,166
Banco do Brasil SA	29,717	248,309
Banco Santander Brasil SA	34,499	171,720
BB Seguridade Participacoes SA	14,372	164,034
BM&F Bovespa SA	87,007	307,724
BR Malls Participacoes SA	26,995	160,805
BRF SA	36,209	821,822
CCR SA	39,224	230,335
Centrais Eletricas Brasileiras SA	14,260	26,875
Cia de Saneamento Basico do Estado de Sao Paulo	13,781	82,237
Cia Siderurgica Nacional SA	43,501	78,919
Cielo SA	30,092	473,946
Cosan SA Industria e Comercio	5,357	53,386
CPFL Energia SA	9,367	61,275
Duratex SA	8,344	22,309
EcoRodovias Infraestrutura e Logistica SA	4,888	18,149
EDP - Energias do Brasil SA	9,016	28,616
Embraer SA	25,789	226,207
Estacio Participacoes SA	2,507	17,045
Fibria Celulose SA*	4,635	60,184
Hypermarcas SA*	7,946	53,463
JBS SA	45,036	198,626
Klabin SA	15,319	86,342
Kroton Educacional SA	45,663	167,129
Localiza Rent a Car SA	6,313	77,835
Lojas Americanas SA	2,000	9,018
Lojas Renner SA	13,081	387,488
M Dias Branco SA	238	6,959
Multiplan Empreendimentos Imobiliarios SA	2,983	57,322
Natura Cosmeticos SA	11,998	118,849
Odontoprev SA	13,204	48,607
Petroleo Brasileiro SA	90,072	300,795
Qualicorp SA*	9,040	82,797
Souza Cruz SA	9,482	84,708
Tim Participacoes SA	29,984	125,904
Totvs SA	7,461	90,176
Tractebel Energia SA	6,034	70,995
Ultrapar Participacoes SA	15,354	322,251
Vale SA	56,094	419,902

		7,284,279

Chile - 2.0%
AES Gener SA	207,836	110,967
Banco de Chile	3,462,463	404,916
Banco de Credito e Inversiones	3,211	148,507
Banco Santander Chile	4,852,581	254,880
Cencosud SA	52,036	128,841
Cia Cervecerias Unidas SA	8,280	78,556
Colbun SA	315,475	88,700
Corpbanca SA	8,435,671	102,027
Empresa Nacional de Electricidad SA	160,313	241,130
Empresas CMPC SA	58,622	152,748

Empresas Copec SA	15,328	179,923
Enersis SA	690,044	227,049
ENTEL Chile SA	6,035	63,547
LATAM Airlines Group SA*	11,537	122,852
SACI Falabella	51,982	377,941
Vina Concha y Toro SA	1,052	2,099

		2,684,683

China - 19.6%
AAC Technologies Holdings, Inc.	29,452	194,997
Agricultural Bank of China Ltd., Class H	601,463	298,568
Air China Ltd., Class H	171,125	151,801
Aluminum Corp. of China Ltd., Class H*	145,229	70,407
Anhui Conch Cement Co. Ltd., Class H	74,801	254,133
Anta Sports Products Ltd.	125,174	251,775
Bank of China Ltd., Class H	3,049,100	1,753,396
Bank of Communications Co. Ltd., Class H	330,804	285,345
BBMG Corp., Class H	153,936	134,767
Beijing Capital International Airport Co. Ltd., Class H	19,085	17,988
Belle International Holdings Ltd.	150,362	162,657
Byd Co. Ltd., Class H	27,928	121,711
CGN Power Co. Ltd., Class H, 144A*	85,017	34,310
China Cinda Asset Management Co. Ltd., Class H*	160,728	79,164
China CITIC Bank Corp. Ltd., Class H	300,746	228,008
China Communications Construction Co. Ltd., Class H	180,432	220,544
China Communications Services Corp. Ltd., Class H	240,049	110,185
China Construction Bank Corp., Class H	2,461,356	2,046,951
China Everbright Bank Co. Ltd., Class H	102,914	54,271
China Galaxy Securities Co. Ltd., Class H	42,079	50,186
China Gas Holdings Ltd.	288,716	448,943
China International Marine Containers Group Co. Ltd., Class H	18,582	35,220
China Life Insurance Co. Ltd., Class H	243,317	1,043,128
China Longyuan Power Group Corp., Class H	270,677	290,368
China Mengniu Dairy Co. Ltd.	104,834	473,090
China Merchants Bank Co. Ltd., Class H	141,073	321,952
China Minsheng Banking Corp. Ltd., Class H	317,079	383,072
China National Building Material Co. Ltd., Class H	105,875	103,612
China Oilfield Services Ltd., Class H	62,003	94,174
China Pacific Insurance Group Co. Ltd., Class H	75,008	391,684
China Petroleum & Chemical Corp., Class H	948,121	794,604
China Railway Construction Corp. Ltd., Class H	1,168	1,426
China Resources Cement Holdings Ltd.	112,251	66,577
China Resources Enterprise Ltd.	60,227	125,644
China Resources Power Holdings Co. Ltd.	89,282	236,564
China Shenhua Energy Co. Ltd., Class H	124,868	326,829
China Shipping Container Lines Co. Ltd., Class H*	141,875	44,086
China State Construction International Holdings Ltd.	89,282	127,089
China Telecom Corp. Ltd., Class H	564,261	365,222
China Vanke Co. Ltd., Class H*	71,913	165,044
CITIC Securities Co. Ltd., Class H	25,267	89,590
CNOOC Ltd.	573,098	823,166
Country Garden Holdings Co. Ltd.	611,760	243,732
CSR Corp. Ltd., Class H	10,751	13,917
Dongfeng Motor Group Co. Ltd., Class H	180,661	287,444
ENN Energy Holdings Ltd.	23,348	123,878
Fosun International Ltd.	279,733	452,288
GOME Electrical Appliances Holding Ltd.	248,525	33,646
Great Wall Motor Co. Ltd., Class H	83,573	532,312
Guangdong Investment Ltd.	181,478	233,756
Guangzhou R&F Properties Co. Ltd., Class H	212,472	247,105
Haitian International Holdings Ltd.	5,714	12,362
Haitong Securities Co. Ltd., Class H	33,505	79,920
Hengan International Group Co. Ltd.	20,126	230,822

Industrial & Commercial Bank of China Ltd., Class H	2,129,710	1,554,212
Kingsoft Corp. Ltd.	26,373	60,595
Lee & Man Paper Manufacturing Ltd.	511,235	263,666
Lenovo Group Ltd.	240,863	371,428
Longfor Properties Co. Ltd.	97,295	127,957
New China Life Insurance Co. Ltd., Class H	5,103	29,378
Nine Dragons Paper Holdings Ltd.	226,800	147,090
PetroChina Co. Ltd., Class H	887,801	1,030,224
PICC Property & Casualty Co. Ltd., Class H	189,823	406,774
Ping An Insurance Group Co. of China Ltd., Class H	64,499	717,275
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	65,835	54,241
Shanghai Industrial Holdings Ltd.	90,242	273,432
Shenzhou International Group Holdings Ltd.	15,011	59,418
Shimao Property Holdings Ltd.	45,914	97,443
Sihuan Pharmaceutical Holdings Group Ltd.	57,586	34,303
Sino Biopharmaceutical Ltd.	391,895	372,401
Sinopec Engineering Group Co. Ltd., Class H	136,067	110,351
Sinopec Shanghai Petrochemical Co. Ltd., Class H	515,292	176,065
Sinopharm Group Co. Ltd., Class H	26,114	91,415
Sinotrans Ltd., Class H	30,624	20,256
Soho China Ltd.	360,864	258,232
Tencent Holdings Ltd.	126,686	2,219,839
Tingyi Cayman Islands Holding Corp.	120,319	302,512
Tsingtao Brewery Co. Ltd., Class H	38,047	240,621
Uni-President China Holdings Ltd.	249,601	196,313
Want Want China Holdings Ltd.	342,258	377,306
Weichai Power Co. Ltd., Class H	8,911	36,192
Yanzhou Coal Mining Co. Ltd., Class H	44,397	36,636
Zhuzhou CSR Times Electric Co. Ltd., Class H	5,851	32,967
Zijin Mining Group Co. Ltd., Class H	486,510	144,276

		25,606,248

Colombia - 0.3%
Almacenes Exito SA	9,596	94,809
Cementos Argos SA	14,839	53,184
Grupo de Inversiones Suramericana SA	14,000	196,226

		344,219

Czech Republic - 0.0%
CEZ AS	2,038	51,443

Egypt - 0.6%
Commercial International Bank Egypt SAE	67,321	487,390
Global Telecom Holding SAE*	23,768	11,775
Talaat Moustafa Group	138,052	192,331
Telecom Egypt Co.	64,193	98,182

		789,678

Greece - 0.4%
Alpha Bank AE*	16,617	6,880
FF Group*	964	30,529
Hellenic Telecommunications Organization SA*	16,741	166,732
JUMBO SA	2,507	28,616
National Bank of Greece SA*	11,030	16,540
OPAP SA	11,625	107,063
Public Power Corp. SA*	728	5,703
Titan Cement Co. SA	5,844	147,732

		509,795

Hong Kong - 3.9%
Alibaba Health Information Technology Ltd.*	111,790	76,393
Alibaba Pictures Group Ltd.*	9,690	2,249
Beijing Enterprises Holdings Ltd.	24,068	178,746
Beijing Enterprises Water Group Ltd.*	261,431	162,472
Brilliance China Automotive Holdings Ltd.	34,096	66,910
China Everbright International Ltd.	136,988	191,110
China Everbright Ltd.	10,986	26,913
China Mobile Ltd.	203,806	2,769,689
China Overseas Land & Investment Ltd.	193,229	589,219
China Resources Gas Group Ltd.	38,155	94,357
China South City Holdings Ltd.	326,643	103,184
China Taiping Insurance Holdings Co. Ltd.*	23,135	80,539
GCL-Poly Energy Holdings Ltd.*	300,233	72,002
Hanergy Thin Film Power Group Ltd.*	450,571	262,588
Kunlun Energy Co. Ltd.	161,335	158,718
New World China Land Ltd.	289,755	189,788
Yuexiu Property Co. Ltd.	194,566	39,135

		5,064,012

Hungary - 0.3%
MOL Hungarian Oil and Gas PLC	2,856	126,515
OTP Bank PLC	5,318	84,191
Richter Gedeon Nyrt	16,524	239,923

		450,629

India - 5.1%
Dr. Reddy’s Laboratories Ltd., ADR	14,836	781,560
ICICI Bank Ltd., ADR	103,393	1,204,528
Infosys Ltd., ADR	23,438	860,409
Larsen & Toubro Ltd., GDR	31,934	922,893
Reliance Industries Ltd., GDR, 144A	41,287	1,151,907
Tata Motors Ltd., ADR	18,508	910,964
Wipro Ltd., ADR	63,756	878,557

		6,710,818

Indonesia - 3.3%
PT Adaro Energy Tbk	868,413	64,501
PT Astra Agro Lestari Tbk	51,354	97,940
PT Astra International Tbk	768,033	466,465
PT Bank Central Asia Tbk	446,956	487,588
PT Bank Danamon Indonesia Tbk	282,993	105,096
PT Bank Mandiri Persero Tbk	389,526	361,649
PT Bank Negara Indonesia Persero Tbk	284,907	151,546
PT Bank Rakyat Indonesia Persero Tbk	418,575	416,956
PT Bumi Serpong Damai Tbk	218,716	37,567
PT Charoen Pokphand Indonesia Tbk	471,476	138,069
PT Gudang Garam Tbk	26,481	109,458
PT Indo Tambangraya Megah Tbk	38,753	50,671
PT Indocement Tunggal Prakarsa Tbk	88,935	165,484
PT Lippo Karawaci Tbk	1,146,487	104,670
PT Matahari Department Store Tbk	113,408	156,622
PT Perusahaan Gas Negara Persero Tbk	644,761	259,401
PT Semen Indonesia Persero Tbk	119,969	138,069
PT Tambang Batubara Bukit Asam Persero Tbk	21,983	18,156
PT Telekomunikasi Indonesia Persero Tbk	1,856,581	421,591
PT Tower Bersama Infrastructure Tbk	122,841	88,151
PT Unilever Indonesia Tbk	99,220	276,357
PT United Tractors Tbk	103,350	165,920
PT XL Axiata Tbk	196,775	73,001

		4,354,928

Malaysia - 4.5%
AirAsia Bhd	94,800	68,917
Alliance Financial Group Bhd	36,000	48,147
AMMB Holdings Bhd	63,700	112,942

Axiata Group Bhd	12,700	25,231
Berjaya Sports Toto Bhd	10,700	9,976
British American Tobacco Malaysia Bhd	24,300	465,907
CIMB Group Holdings Bhd	177,500	293,042
Dialog Group Bhd	800	362
DiGi.Com Bhd	166,000	292,480
Felda Global Ventures Holdings Bhd	70,400	45,319
Genting Bhd	9,700	23,819
Genting Malaysia Bhd	117,900	134,453
Hong Leong Bank Bhd	59,500	237,075
IOI Corp. Bhd	167,700	219,164
IOI Properties Group Bhd	177,566	104,943
Kuala Lumpur Kepong Bhd	23,400	147,386
Lafarge Malaysia Bhd	107,100	300,142
Malayan Banking Bhd	145,500	371,421
Malaysia Airports Holdings Bhd	1,700	3,467
Maxis Bhd	142,400	278,557
Petronas Chemicals Group Bhd	130,300	197,764
Petronas Dagangan Bhd	59,100	321,082
Petronas Gas Bhd	24,600	157,402
Public Bank Bhd	117,100	595,248
RHB Capital Bhd	24,200	53,450
Sime Darby Bhd	95,600	247,488
Telekom Malaysia Bhd	107,000	211,387
Tenaga Nasional Bhd	127,900	522,389
UMW Holdings Bhd	82,800	254,557
YTL Corp. Bhd	190,393	87,167
YTL Power International Bhd	132,770	57,838

		5,888,522

Mexico - 5.2%
Alfa SAB de CV, Class A*	114,962	249,447
America Movil SAB de CV, Series L	1,236,562	1,325,406
Arca Continental SAB de CV*	29,984	190,379
Cemex SAB de CV*	587,953	596,717
Coca-Cola Femsa SAB de CV, Series L	13,685	118,336
Fibra Uno Administracion SA de CV REIT	39,703	111,522
Fomento Economico Mexicano SAB de CV*	71,907	687,542
Genomma Lab Internacional SAB de CV, Class B*	18,989	20,760
Grupo Bimbo SAB de CV, Series A*	66,116	186,998
Grupo Carso SAB de CV, Series A1	22,681	102,530
Grupo Financiero Banorte SAB de CV, Class O	92,502	503,114
Grupo Financiero Inbursa SAB de CV, Class O	125,942	354,182
Grupo Financiero Santander Mexico SAB de CV, Class B	75,012	165,727
Grupo Mexico SAB de CV, Series B	153,390	464,666
Grupo Televisa SAB, Series CPO*	127,158	865,552
Industrias Penoles SAB de CV	5,001	106,442
Kimberly-Clark de Mexico SAB de CV, Class A	30,083	61,365
Mexichem SAB de CV	19,504	56,941
Minera Frisco SAB de CV, Class A1*	30,669	40,885
Wal-Mart de Mexico SAB de CV, Series V	236,262	579,121

		6,787,632

Peru - 0.3%
Cia de Minas Buenaventura SA, Class B, ADR	4,725	54,716
Credicorp Ltd.	1,087	157,854
Southern Copper Corp.	4,642	138,192

		350,762

Philippines - 1.4%
Aboitiz Equity Ventures, Inc.	24,920	32,132
Aboitiz Power Corp.	142,100	143,099
Ayala Land, Inc.	344,900	283,571

Bank of the Philippine Islands	73,820	161,487
BDO Unibank, Inc.	72,679	182,975
Energy Development Corp.	606,800	121,800
Metropolitan Bank & Trust Co.	74,599	156,592
Philippine Long Distance Telephone Co.	2,975	213,358
SM Investments Corp.	7,180	143,307
Universal Robina Corp.	82,280	406,828

		1,845,149

Poland - 3.1%
Bank Pekao SA	11,435	572,390
Bank Zachodni WBK SA	1,890	170,805
CCC SA	5,727	280,645
Cyfrowy Polsat SA	113,771	739,066
LPP SA	226	440,776
Orange Polska SA	21,126	56,251
PGE SA	68,624	383,584
Powszechna Kasa Oszczednosci Bank Polski SA	44,482	391,198
Powszechny Zaklad Ubezpieczen SA	8,278	1,091,347

		4,126,062

Qatar - 0.6%
Industries Qatar QSC	5,114	217,698
Masraf Al Rayan	7,712	101,876
Qatar Islamic Bank SAQ	352	10,025
Qatar National Bank SAQ	7,334	409,487

		739,086

Russia - 3.2%
Gazprom OAO, ADR	37,588	187,564
Lukoil OAO, ADR	11,030	533,852
Magnit PJSC, GDR	15,187	723,964
MegaFon OAO, GDR	15,799	278,220
MMC Norilsk Nickel OJSC, ADR	38,968	713,114
Mobile TeleSystems OJSC, ADR	19,138	189,466
NovaTek OAO, GDR	4,898	410,697
Rosneft Oil Co. OJSC, GDR	83,093	358,962
Severstal PAO GDR	2,039	22,980
Sistema JSFC, GDR	690	4,899
Surgutneftegas OJSC, ADR	45,076	250,397
Tatneft, ADR	7,577	239,661
VTB Bank OJSC, GDR	152,245	334,939

		4,248,715

South Africa - 3.3%
AngloGold Ashanti Ltd., ADR*	31,412	354,013
Gold Fields Ltd., ADR	79,305	368,768
Impala Platinum Holdings Ltd., ADR*	102,873	638,841
MTN Group Ltd., ADR	80,939	1,435,858
Sasol Ltd., ADR	41,260	1,503,102

		4,300,582

South Korea - 15.1%
Amorepacific Corp.	125	325,156
AMOREPACIFIC Group	54	65,732
BS Financial Group, Inc.	3,340	45,343
Celltrion, Inc.*	3,200	190,962
Cheil Worldwide, Inc.*	689	13,120
CJ Corp.	238	37,623
Coway Co. Ltd.	5,469	429,527
Daewoo Engineering & Construction Co. Ltd.*	9,237	66,571
Daewoo International Corp.	2,740	72,398
Daum Kakao Corp.	569	69,003

DGB Financial Group, Inc.	6,182	65,338
Dongbu Insurance Co. Ltd.	1,883	90,929
Doosan Corp.	825	89,825
Doosan Heavy Industries & Construction Co. Ltd.	2,740	72,522
Doosan Infracore Co. Ltd.*	2,985	35,084
E-Mart Co. Ltd.	2,123	414,909
GS Engineering & Construction Corp.*	1,419	39,174
Hana Financial Group, Inc.	8,339	228,695
Hankook Tire Co. Ltd.	1,197	52,349
Hanwha Chemical Corp.	4,523	58,106
Hanwha Corp.	3,294	91,838
Hanwha Life Insurance Co. Ltd.	24,226	172,389
Hyosung Corp.	485	32,347
Hyundai Department Store Co. Ltd.	491	59,946
Hyundai Engineering & Construction Co. Ltd.	3,907	175,851
Hyundai Glovis Co. Ltd.	219	47,589
Hyundai Heavy Industries Co. Ltd.*	1,538	168,156
Hyundai Marine & Fire Insurance Co. Ltd.	3,295	81,808
Hyundai Merchant Marine Co. Ltd.*	3,567	29,380
Hyundai Mipo Dockyard Co. Ltd.*	572	40,077
Hyundai Mobis Co. Ltd.	2,481	563,992
Hyundai Motor Co.	5,844	854,596
Hyundai Steel Co.	4,599	280,746
Hyundai Wia Corp.	710	90,889
Industrial Bank of Korea	1,582	19,459
Kangwon Land, Inc.	2,740	84,880
KB Financial Group, Inc.	14,964	531,726
KEPCO Plant Service & Engineering Co. Ltd.	247	20,749
Kia Motors Corp.	11,490	476,329
Korea Aerospace Industries Ltd.	1,882	86,422
Korea Electric Power Corp.	1,085	44,189
Korea Gas Corp.	2,622	101,292
Korea Zinc Co. Ltd.	259	96,634
Korean Air Lines Co. Ltd.*	1,179	53,925
KT&G Corp.	9,506	692,889
Kumho Petrochemical Co. Ltd.	937	73,591
LG Chem Ltd.	1,786	374,270
LG Corp.	4,026	233,296
LG Display Co. Ltd.	4,763	147,549
LG Electronics, Inc.	3,534	198,990
LG Household & Health Care Ltd.	604	368,712
LG Uplus Corp.	29,591	319,487
Lotte Chemical Corp.	928	161,071
Lotte Shopping Co. Ltd.	706	160,813
LS Corp.	2,710	127,160
Mirae Asset Securities Co. Ltd.	241	10,634
NAVER Corp.	844	508,299
NCSoft Corp.	609	99,045
Neo Holdings Co. Ltd.*	26	—
OCI Co. Ltd.	825	73,664
Orion Corp.	41	36,011
POSCO	3,442	838,900
S-1 Corp.	578	42,130
Samsung C&T Corp.	4,490	247,910
Samsung Card Co. Ltd.	2,740	93,618
Samsung Electro-Mechanics Co. Ltd.	1,216	76,336
Samsung Electronics Co. Ltd.	3,215	3,974,994
Samsung Fire & Marine Insurance Co. Ltd.	3,090	717,917
Samsung Heavy Industries Co. Ltd.	7,149	128,318
Samsung Life Insurance Co. Ltd.	8,136	738,322
Samsung SDI Co. Ltd.	3,221	400,589
Samsung SDS Co. Ltd.	465	122,653
Shinhan Financial Group Co. Ltd.	14,936	594,691

SK C&C Co. Ltd.	718	141,958
SK Holdings Co. Ltd.	1,556	263,693
SK Hynix, Inc.	17,577	746,288
SK Innovation Co. Ltd.*	1,197	112,878
SK Networks Co. Ltd.	9,237	79,531
S-Oil Corp.	2,144	126,583
Woori Bank	16,249	140,349

		19,840,714

Spain - 0.1%
Cemex Latam Holdings SA*	17,986	107,917

Taiwan - 11.1%
Advanced Semiconductor Engineering, Inc., ADR	228,641	1,623,351
AU Optronics Corp., ADR	110,624	578,564
Chunghwa Telecom Co. Ltd., ADR	50,552	1,590,366
Hon Hai Precision Industry Co. Ltd., GDR	535,477	2,945,123
Siliconware Precision Industries Co., ADR	138,221	1,223,256
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	214,047	5,250,573
United Microelectronics Corp., ADR	507,523	1,273,883

		14,485,116

Thailand - 2.5%
Bangkok Bank PCL, NVDR	59,400	336,226
Indorama Ventures PCL, NVDR	615,500	494,989
IRPC PCL, NVDR	2,770,375	382,180
Kasikornbank PCL, NVDR	71,700	481,253
Krung Thai Bank PCL, NVDR	736,900	519,682
PTT Exploration & Production PCL, NVDR	48,400	169,168
PTT PCL, NVDR	24,200	256,746
Siam Commercial Bank PCL, NVDR	84,400	442,493
Thai Oil PCL, NVDR	142,700	231,727

		3,314,464

Turkey - 2.5%
Akbank TAS	65,535	214,209
Anadolu Efes Biracilik Ve Malt Sanayii AS*	18,783	153,486
Arcelik AS	34,499	208,339
BIM Birlesik Magazalar AS	14,574	273,041
Coca-Cola Icecek AS	1,200	23,319
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	51,114	63,773
Enka Insaat ve Sanayi AS	43,266	88,301
Eregli Demir ve Celik Fabrikalari TAS	73,839	124,208
Ford Otomotiv Sanayi AS	17,003	230,100
Haci Omer Sabanci Holding AS	35,075	135,339
KOC Holding AS	34,317	160,047
TAV Havalimanlari Holding AS	6,265	50,071
Tofas Turk Otomobil Fabrikasi AS	26,022	170,112
Turk Hava Yollari*	39,324	141,858
Turk Telekomunikasyon AS	46,235	134,354
Turkcell Iletisim Hizmetleri AS*	55,199	289,340
Turkiye Garanti Bankasi AS	82,661	295,889
Turkiye Halk Bankasi AS	16,207	96,582
Turkiye Is Bankasi, Class C	95,217	238,735
Turkiye Vakiflar Bankasi TAO, Class D	29,948	62,792
Ulker Biskuvi Sanayi AS	595	4,613
Yapi ve Kredi Bankasi AS	36,048	66,673

		3,225,181

United Arab Emirates - 1.0%
Abu Dhabi Commercial Bank PJSC	30,032	62,961
Aldar Properties PJSC	96,368	69,006
Arabtec Holding Co. PJSC*	71,001	61,087
DP World Ltd.	7,015	148,718
Dubai Financial Market PJSC	83,422	44,745
Dubai Islamic Bank PJSC	53,758	98,065
Emaar Properties PJSC	132,142	271,634
First Gulf Bank PJSC	77,189	375,137
National Bank of Abu Dhabi PJSC	35,384	131,503

		1,262,856

TOTAL COMMON STOCKS
(Cost $121,792,747)		124,373,490

PREFERRED STOCKS - 4.7%
Brazil - 3.8%
AES Tiete SA	2,489	15,169
Banco Bradesco SA	75,212	996,203
Banco do Estado do Rio Grande do Sul SA, Class B	1,194	5,354
Bradespar SA	10,358	48,310
Braskem SA, Class A	18,035	81,320
Cia Brasileira de Distribuicao	6,034	206,501
Cia Energetica de Minas Gerais	33,402	152,728
Gerdau SA	37,196	133,257
Itau Unibanco Holding SA	119,994	1,542,856
Itausa - Investimentos Itau SA	124,985	444,244
Lojas Americanas SA	3,099	18,220
Metalurgica Gerdau SA	18,036	70,905
Oi SA*	13,323	27,878
Petroleo Brasileiro SA	133,611	450,430
Telefonica Brasil SA	13,423	250,184
Usinas Siderurgicas de Minas Gerais SA, Class A*	25,802	37,539
Vale SA	84,985	554,143

		5,035,241

Chile - 0.1%
Embotelladora Andina SA, Class B	13,047	36,423
Sociedad Quimica y Minera de Chile SA, Class B	6,675	171,709

		208,132

Colombia - 0.2%
Bancolombia SA	21,849	225,484
Grupo Argos SA	2,269	16,881

		242,365

South Korea - 0.6%
LG Chem Ltd.	373	55,055
Samsung Electronics Co. Ltd.	721	688,450

		743,505

TOTAL PREFERRED STOCKS
(Cost $6,757,498)		6,229,243

RIGHTS - 0.0%
Brazil - 0.0%
Itausa - Investimentos Itau SA*, expires 4/25/15	832	997

Malaysia - 0.0%
Malaysia Airports Holdings Bhd*, expires 4/13/15	340	178

South Korea - 0.0%
Hyundai Merchant Marine Co. Ltd.*, expires 4/5/15	368	594
Korean Air Lines Co. Ltd.*, expires 4/13/15	184	2,397

		2,991

TOTAL RIGHTS
(Cost $0)		4,166

TOTAL INVESTMENTS - 99.7%
(Cost $128,550,245) (a)		$130,606,899
Other assets less liabilities - 0.3%		342,409

NET ASSETS - 100.0%		$130,949,308

Sector Breakdown as of 2/28/15

As a % of Total Investments
Financial	27.2%
Technology	13.5%
Communications	12.4%
Consumer, Non-cyclical	10.3%
Energy	8.4%
Consumer, Cyclical	8.2%
Industrial	7.9%
Basic Materials	7.3%
Utilities	3.4%
Diversified	1.4%

TOTAL INVESTMENTS	100.0%

Sector Breakdown is subject to change.

As of February 28, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
The Bank of New York Mellon	3/2/2015	USD	12,633	QAR	46,000	$—
Barclays Bank PLC	3/3/2015	EUR	171,000	USD	193,009	1,645
Barclays Bank PLC	3/3/2015	EUR	41,000	USD	46,423	541
Barclays Bank PLC	3/3/2015	EUR	47,000	USD	52,718	120
JP Morgan & Chase Co.	3/3/2015	EUR	171,000	USD	193,007	1,643
JP Morgan & Chase Co.	3/3/2015	EUR	15,000	USD	17,007	221
JP Morgan & Chase Co.	3/3/2015	EUR	13,000	USD	14,812	264
JP Morgan & Chase Co.	3/3/2015	EUR	29,000	USD	33,059	605
JP Morgan & Chase Co.	3/3/2015	EUR	8,000	USD	9,075	122
Barclays Bank PLC	3/3/2015	HKD	88,756,000	USD	11,446,627	2,831
Barclays Bank PLC	3/3/2015	HKD	20,086,000	USD	2,590,839	1,042
JP Morgan & Chase Co.	3/3/2015	HKD	88,756,000	USD	11,446,701	2,905
JP Morgan & Chase Co.	3/3/2015	HKD	7,696,000	USD	992,617	330
JP Morgan & Chase Co.	3/3/2015	HKD	5,896,000	USD	760,541	338
JP Morgan & Chase Co.	3/3/2015	HKD	14,006,000	USD	1,805,089	(781)
JP Morgan & Chase Co.	3/3/2015	HKD	4,004,000	USD	516,173	(85)
The Bank of New York Mellon	3/3/2015	HKD	578,300	USD	74,589	26
The Bank of New York Mellon	3/3/2015	HKD	917,000	USD	118,253	19
The Bank of New York Mellon	3/3/2015	HKD	5,982,000	USD	771,707	415
Barclays Bank PLC	3/3/2015	USD	237,790	EUR	212,000	(543)
Barclays Bank PLC	3/3/2015	USD	14,034,260	HKD	108,842,000	(666)
Barclays Bank PLC	3/3/2015	USD	964,135	HKD	7,477,300	(46)
JP Morgan & Chase Co.	3/3/2015	USD	264,709	EUR	236,000	(604)
JP Morgan & Chase Co.	3/3/2015	USD	96,800	HKD	750,573	(25)
JP Morgan & Chase Co.	3/3/2015	USD	600,000	HKD	4,651,864	(210)
JP Morgan & Chase Co.	3/3/2015	USD	14,822,552	HKD	114,955,563	(703)
The Bank of New York Mellon	3/3/2015	USD	53,395	EUR	47,000	(798)
Barclays Bank PLC	3/4/2015	AED	1,520,000	USD	413,791	(56)
JP Morgan & Chase Co.	3/4/2015	AED	1,520,000	USD	413,839	(9)
The Bank of New York Mellon	3/4/2015	AED	133,000	USD	36,210	(2)
The Bank of New York Mellon	3/4/2015	AED	104,000	USD	28,316	—
The Bank of New York Mellon	3/4/2015	AED	82,000	USD	22,326	—
The Bank of New York Mellon	3/4/2015	AED	350,000	USD	95,293	(1)
The Bank of New York Mellon	3/4/2015	AED	246,000	USD	66,975	(3)
The Bank of New York Mellon	3/4/2015	AED	70,000	USD	19,058	(1)
Barclays Bank PLC	3/4/2015	BRL	12,446,000	USD	4,598,219	219,884
JP Morgan & Chase Co.	3/4/2015	BRL	12,446,000	USD	4,593,298	214,966
The Bank of New York Mellon	3/4/2015	BRL	1,268,406	USD	464,805	18,597
The Bank of New York Mellon	3/4/2015	BRL	9,312	USD	3,412	137
The Bank of New York Mellon	3/4/2015	BRL	854,248	USD	310,579	10,066
The Bank of New York Mellon	3/4/2015	BRL	2,801,173	USD	998,956	13,542
The Bank of New York Mellon	3/4/2015	BRL	2,057,556	USD	716,544	(7,276)
The Bank of New York Mellon	3/4/2015	BRL	592,784	USD	205,471	(3,062)
Barclays Bank PLC	3/4/2015	CLP	648,787,000	USD	1,020,426	(30,630)
Barclays Bank PLC	3/4/2015	CLP	149,125,000	USD	236,425	(5,163)
JP Morgan & Chase Co.	3/4/2015	CLP	648,787,000	USD	1,020,250	(30,807)
JP Morgan & Chase Co.	3/4/2015	CLP	56,069,000	USD	88,577	(2,257)
JP Morgan & Chase Co.	3/4/2015	CLP	44,524,000	USD	70,449	(1,681)
JP Morgan & Chase Co.	3/4/2015	CLP	105,209,000	USD	169,501	(941)
JP Morgan & Chase Co.	3/4/2015	CLP	30,277,000	USD	48,834	(216)
Barclays Bank PLC	3/4/2015	COP	702,801,000	USD	287,479	6,476
Barclays Bank PLC	3/4/2015	COP	150,215,000	USD	62,720	2,659
JP Morgan & Chase Co.	3/4/2015	COP	702,801,000	USD	288,304	7,301
JP Morgan & Chase Co.	3/4/2015	COP	60,861,000	USD	25,160	825
JP Morgan & Chase Co.	3/4/2015	COP	45,529,000	USD	18,876	672
JP Morgan & Chase Co.	3/4/2015	COP	104,568,000	USD	42,869	1,059
JP Morgan & Chase Co.	3/4/2015	COP	29,296,000	USD	11,756	43
Barclays Bank PLC	3/4/2015	CZK	490,000	USD	19,938	23
Barclays Bank PLC	3/4/2015	CZK	100,000	USD	4,089	24
JP Morgan & Chase Co.	3/4/2015	CZK	490,000	USD	19,940	25
JP Morgan & Chase Co.	3/4/2015	CZK	40,000	USD	1,632	6
JP Morgan & Chase Co.	3/4/2015	CZK	30,000	USD	1,232	13
JP Morgan & Chase Co.	3/4/2015	CZK	70,000	USD	2,927	82
JP Morgan & Chase Co.	3/4/2015	CZK	20,000	USD	826	13

Barclays Bank PLC	3/4/2015	EGP	4,856,000	USD	614,295	(20,768)
JP Morgan & Chase Co.	3/4/2015	EGP	212,000	USD	27,006	(719)
JP Morgan & Chase Co.	3/4/2015	EGP	164,000	USD	21,161	(286)
JP Morgan & Chase Co.	3/4/2015	EGP	536,000	USD	69,610	(487)
JP Morgan & Chase Co.	3/4/2015	EGP	362,000	USD	47,444	102
JP Morgan & Chase Co.	3/4/2015	EGP	106,000	USD	13,947	85
Barclays Bank PLC	3/4/2015	HUF	43,706,000	USD	158,482	(2,972)
Barclays Bank PLC	3/4/2015	HUF	9,819,000	USD	36,286	14
JP Morgan & Chase Co.	3/4/2015	HUF	43,706,000	USD	158,486	(2,969)
JP Morgan & Chase Co.	3/4/2015	HUF	3,807,000	USD	13,870	(193)
JP Morgan & Chase Co.	3/4/2015	HUF	2,977,000	USD	10,976	(21)
JP Morgan & Chase Co.	3/4/2015	HUF	7,169,000	USD	26,703	220
JP Morgan & Chase Co.	3/4/2015	HUF	2,091,000	USD	7,766	42
Barclays Bank PLC	3/4/2015	IDR	20,086,308,000	USD	1,559,859	6,927
Barclays Bank PLC	3/4/2015	IDR	4,571,424,000	USD	357,707	4,277
JP Morgan & Chase Co.	3/4/2015	IDR	20,086,308,000	USD	1,559,375	6,442
JP Morgan & Chase Co.	3/4/2015	IDR	1,734,992,000	USD	136,035	1,898
JP Morgan & Chase Co.	3/4/2015	IDR	1,361,939,000	USD	107,130	1,834
JP Morgan & Chase Co.	3/4/2015	IDR	3,287,115,000	USD	254,697	560
JP Morgan & Chase Co.	3/4/2015	IDR	943,497,000	USD	72,885	(60)
Barclays Bank PLC	3/4/2015	INR	157,743,000	USD	2,524,696	(25,005)
Barclays Bank PLC	3/4/2015	INR	33,142,000	USD	532,316	(3,379)
JP Morgan & Chase Co.	3/4/2015	INR	157,743,000	USD	2,531,137	(18,564)
JP Morgan & Chase Co.	3/4/2015	INR	13,506,000	USD	217,751	(555)
JP Morgan & Chase Co.	3/4/2015	INR	10,198,000	USD	164,219	(618)
JP Morgan & Chase Co.	3/4/2015	INR	24,120,000	USD	386,929	(2,938)
JP Morgan & Chase Co.	3/4/2015	INR	6,777,000	USD	109,053	(488)
Barclays Bank PLC	3/4/2015	KRW	8,639,415,000	USD	7,805,055	(65,107)
Barclays Bank PLC	3/4/2015	KRW	1,884,526,000	USD	1,713,626	(3,102)
JP Morgan & Chase Co.	3/4/2015	KRW	8,639,415,000	USD	7,807,171	(62,991)
JP Morgan & Chase Co.	3/4/2015	KRW	754,294,000	USD	685,161	(1,970)
JP Morgan & Chase Co.	3/4/2015	KRW	81,630,000	USD	75,000	638
JP Morgan & Chase Co.	3/4/2015	KRW	570,114,000	USD	523,328	3,977
JP Morgan & Chase Co.	3/4/2015	KRW	1,320,500,000	USD	1,190,605	(12,318)
JP Morgan & Chase Co.	3/4/2015	KRW	357,057,000	USD	322,676	(2,589)
Barclays Bank PLC	3/4/2015	MXN	36,689,000	USD	2,445,477	(11,559)
Barclays Bank PLC	3/4/2015	MXN	8,164,000	USD	548,810	2,073
JP Morgan & Chase Co.	3/4/2015	MXN	36,689,000	USD	2,445,591	(11,445)
JP Morgan & Chase Co.	3/4/2015	MXN	3,137,000	USD	210,572	489
JP Morgan & Chase Co.	3/4/2015	MXN	2,426,000	USD	162,971	503
JP Morgan & Chase Co.	3/4/2015	MXN	5,860,000	USD	393,971	1,531
JP Morgan & Chase Co.	3/4/2015	MXN	1,688,000	USD	113,138	94
Barclays Bank PLC	3/4/2015	PHP	30,293,000	USD	684,897	(2,030)
Barclays Bank PLC	3/4/2015	PHP	6,795,000	USD	153,006	(1,078)
JP Morgan & Chase Co.	3/4/2015	PHP	30,293,000	USD	685,160	(1,766)
JP Morgan & Chase Co.	3/4/2015	PHP	2,681,000	USD	60,759	(35)
JP Morgan & Chase Co.	3/4/2015	PHP	2,034,000	USD	46,046	(77)
JP Morgan & Chase Co.	3/4/2015	PHP	4,813,000	USD	108,852	(288)
JP Morgan & Chase Co.	3/4/2015	PHP	1,385,000	USD	31,399	(7)
Barclays Bank PLC	3/4/2015	PLN	5,857,000	USD	1,576,564	(3,219)
Barclays Bank PLC	3/4/2015	PLN	1,305,000	USD	354,811	2,819
JP Morgan & Chase Co.	3/4/2015	PLN	5,857,000	USD	1,576,574	(3,209)
JP Morgan & Chase Co.	3/4/2015	PLN	517,000	USD	139,823	375
JP Morgan & Chase Co.	3/4/2015	PLN	392,000	USD	107,118	1,386
JP Morgan & Chase Co.	3/4/2015	PLN	910,000	USD	247,729	2,278
JP Morgan & Chase Co.	3/4/2015	PLN	261,000	USD	71,184	785
Barclays Bank PLC	3/4/2015	QAR	1,014,000	USD	278,224	(253)
JP Morgan & Chase Co.	3/4/2015	QAR	1,014,000	USD	278,274	(203)
The Bank of New York Mellon	3/4/2015	QAR	88,000	USD	24,166	(1)
The Bank of New York Mellon	3/4/2015	QAR	67,000	USD	18,398	(3)
The Bank of New York Mellon	3/4/2015	QAR	222,000	USD	60,960	(8)
The Bank of New York Mellon	3/4/2015	QAR	161,000	USD	44,219	3
The Bank of New York Mellon	3/4/2015	QAR	46,000	USD	12,632	(1)
Barclays Bank PLC	3/4/2015	RUB	82,325,000	USD	1,148,988	(184,140)
Barclays Bank PLC	3/4/2015	RUB	23,012,000	USD	338,163	(34,482)
JP Morgan & Chase Co.	3/4/2015	RUB	82,325,000	USD	1,148,187	(184,945)
JP Morgan & Chase Co.	3/4/2015	RUB	8,413,000	USD	120,972	(15,264)
JP Morgan & Chase Co.	3/4/2015	RUB	6,455,000	USD	93,280	(11,249)
JP Morgan & Chase Co.	3/4/2015	RUB	15,790,000	USD	255,295	(401)
JP Morgan & Chase Co.	3/4/2015	RUB	4,436,000	USD	70,245	(1,589)

Barclays Bank PLC	3/4/2015	TRY	3,196,000	USD	1,300,900	28,329
Barclays Bank PLC	3/4/2015	TRY	682,000	USD	273,405	1,848
JP Morgan & Chase Co.	3/4/2015	TRY	3,196,000	USD	1,301,503	28,931
JP Morgan & Chase Co.	3/4/2015	TRY	283,000	USD	115,705	3,021
JP Morgan & Chase Co.	3/4/2015	TRY	206,000	USD	83,255	1,231
JP Morgan & Chase Co.	3/4/2015	TRY	484,000	USD	197,538	4,821
JP Morgan & Chase Co.	3/4/2015	TRY	140,000	USD	56,724	979
The Bank of New York Mellon	3/4/2015	TRY	23,000	USD	9,410	252
The Bank of New York Mellon	3/4/2015	TRY	81,000	USD	33,518	1,266
The Bank of New York Mellon	3/4/2015	TRY	103,000	USD	42,024	1,012
Barclays Bank PLC	3/4/2015	TWD	169,814,000	USD	5,340,903	(66,360)
Barclays Bank PLC	3/4/2015	TWD	37,104,000	USD	1,170,584	(10,891)
JP Morgan & Chase Co.	3/4/2015	TWD	169,814,000	USD	5,342,247	(65,016)
JP Morgan & Chase Co.	3/4/2015	TWD	14,700,000	USD	465,263	(2,818)
JP Morgan & Chase Co.	3/4/2015	TWD	11,239,000	USD	356,941	(934)
JP Morgan & Chase Co.	3/4/2015	TWD	1,881,960	USD	60,000	74
JP Morgan & Chase Co.	3/4/2015	TWD	26,998,000	USD	852,883	(6,795)
JP Morgan & Chase Co.	3/4/2015	TWD	7,711,000	USD	243,826	(1,710)
Barclays Bank PLC	3/4/2015	USD	413,882	AED	1,520,000	(35)
Barclays Bank PLC	3/4/2015	USD	4,353,270	BRL	12,446,000	25,062
Barclays Bank PLC	3/4/2015	USD	1,291,120	CLP	797,912,000	1,524
Barclays Bank PLC	3/4/2015	USD	341,753	COP	853,016,000	(689)
Barclays Bank PLC	3/4/2015	USD	24,076	CZK	590,000	(96)
Barclays Bank PLC	3/4/2015	USD	644,879	EGP	4,856,000	(9,815)
Barclays Bank PLC	3/4/2015	USD	197,730	HUF	53,525,000	(4)
Barclays Bank PLC	3/4/2015	USD	1,899,671	IDR	24,657,732,000	6,692
Barclays Bank PLC	3/4/2015	USD	3,091,255	INR	190,885,000	(5,859)
Barclays Bank PLC	3/4/2015	USD	9,558,530	KRW	10,523,941,000	28,360
Barclays Bank PLC	3/4/2015	USD	2,999,645	MXN	44,853,000	4,129
Barclays Bank PLC	3/4/2015	USD	841,570	PHP	37,088,000	(560)
Barclays Bank PLC	3/4/2015	USD	1,935,529	PLN	7,162,000	(3,754)
Barclays Bank PLC	3/4/2015	USD	278,464	QAR	1,014,000	12
Barclays Bank PLC	3/4/2015	USD	1,700,355	RUB	105,337,000	5,422
Barclays Bank PLC	3/4/2015	USD	1,541,152	TRY	3,878,000	2,976
Barclays Bank PLC	3/4/2015	USD	6,581,361	TWD	206,918,000	7,377
Barclays Bank PLC	3/4/2015	USD	1,886,181	ZAR	21,983,000	(3,307)
JP Morgan & Chase Co.	3/4/2015	USD	413,861	AED	1,520,000	(13)
JP Morgan & Chase Co.	3/4/2015	USD	8,600	BRL	23,303	(402)
JP Morgan & Chase Co.	3/4/2015	USD	4,338,898	BRL	12,422,697	31,237
JP Morgan & Chase Co.	3/4/2015	USD	1,433,272	CLP	884,866,000	241
JP Morgan & Chase Co.	3/4/2015	USD	378,319	COP	943,055,000	(1,255)
JP Morgan & Chase Co.	3/4/2015	USD	26,524	CZK	650,000	(106)
JP Morgan & Chase Co.	3/4/2015	USD	183,267	EGP	1,380,000	(2,792)
JP Morgan & Chase Co.	3/4/2015	USD	221,155	HUF	59,750,000	(433)
JP Morgan & Chase Co.	3/4/2015	USD	2,113,798	IDR	27,413,851,000	5,649
JP Morgan & Chase Co.	3/4/2015	USD	3,436,766	INR	212,344,000	(4,514)
JP Morgan & Chase Co.	3/4/2015	USD	10,657,282	KRW	11,723,010,000	21,911
JP Morgan & Chase Co.	3/4/2015	USD	3,330,447	MXN	49,800,000	4,624
JP Morgan & Chase Co.	3/4/2015	USD	934,610	PHP	41,206,000	(219)
JP Morgan & Chase Co.	3/4/2015	USD	2,144,955	PLN	7,937,000	(4,142)
JP Morgan & Chase Co.	3/4/2015	USD	278,458	QAR	1,014,000	18
JP Morgan & Chase Co.	3/4/2015	USD	1,892,329	RUB	117,419,000	9,098
JP Morgan & Chase Co.	3/4/2015	USD	9,500	TRY	23,328	(211)
JP Morgan & Chase Co.	3/4/2015	USD	1,703,106	TRY	4,285,672	3,348
JP Morgan & Chase Co.	3/4/2015	USD	7,364,309	TWD	232,343,960	34,049
JP Morgan & Chase Co.	3/4/2015	USD	2,084,019	ZAR	24,289,000	(3,633)
The Bank of New York Mellon	3/4/2015	USD	268,192	AED	985,000	(8)
The Bank of New York Mellon	3/4/2015	USD	2,651,427	BRL	7,583,479	16,337
The Bank of New York Mellon	3/4/2015	USD	160,373	QAR	584,000	11
The Bank of New York Mellon	3/4/2015	USD	82,263	TRY	207,000	160
Barclays Bank PLC	3/4/2015	ZAR	17,822,000	USD	1,525,073	(1,406)
Barclays Bank PLC	3/4/2015	ZAR	4,161,000	USD	359,934	3,538
JP Morgan & Chase Co.	3/4/2015	ZAR	17,822,000	USD	1,525,179	(1,300)
JP Morgan & Chase Co.	3/4/2015	ZAR	1,630,000	USD	141,079	1,467
JP Morgan & Chase Co.	3/4/2015	ZAR	1,260,000	USD	109,406	1,485
JP Morgan & Chase Co.	3/4/2015	ZAR	2,797,000	USD	240,931	1,365
JP Morgan & Chase Co.	3/4/2015	ZAR	780,000	USD	67,943	1,135
Barclays Bank PLC	3/5/2015	MYR	7,660,000	USD	2,093,525	(30,930)
Barclays Bank PLC	3/5/2015	MYR	1,782,000	USD	499,355	5,128
JP Morgan & Chase Co.	3/5/2015	MYR	7,660,000	USD	2,097,079	(27,377)

JP Morgan & Chase Co.	3/5/2015	MYR	684,000	USD	188,233	(1,471)
JP Morgan & Chase Co.	3/5/2015	MYR	494,000	USD	137,203	195
JP Morgan & Chase Co.	3/5/2015	MYR	355,940	USD	100,000	1,282
JP Morgan & Chase Co.	3/5/2015	MYR	249,711	USD	70,000	744
JP Morgan & Chase Co.	3/5/2015	MYR	1,250,000	USD	342,926	(3,754)
JP Morgan & Chase Co.	3/5/2015	MYR	356,000	USD	98,091	(644)
Barclays Bank PLC	3/5/2015	THB	39,792,000	USD	1,211,509	(18,968)
Barclays Bank PLC	3/5/2015	THB	8,909,000	USD	272,380	(3,111)
JP Morgan & Chase Co.	3/5/2015	THB	39,792,000	USD	1,212,014	(18,462)
JP Morgan & Chase Co.	3/5/2015	THB	3,455,000	USD	105,819	(1,019)
JP Morgan & Chase Co.	3/5/2015	THB	2,670,000	USD	81,640	(923)
JP Morgan & Chase Co.	3/5/2015	THB	6,383,000	USD	195,566	(1,814)
JP Morgan & Chase Co.	3/5/2015	THB	1,818,000	USD	55,799	(418)
Barclays Bank PLC	3/5/2015	USD	2,612,618	MYR	9,442,000	6,065
Barclays Bank PLC	3/5/2015	USD	1,506,978	THB	48,701,000	(1,011)
JP Morgan & Chase Co.	3/5/2015	USD	100,000	MYR	358,890	(464)
JP Morgan & Chase Co.	3/5/2015	USD	2,957,906	MYR	10,690,761	7,113
JP Morgan & Chase Co.	3/5/2015	USD	1,673,304	THB	54,118,000	171
Barclays Bank PLC	4/2/2015	EUR	212,000	USD	237,864	523
JP Morgan & Chase Co.	4/2/2015	EUR	236,000	USD	264,785	575
JP Morgan & Chase Co.	4/2/2015	EUR	64,000	USD	71,806	156
JP Morgan & Chase Co.	4/2/2015	EUR	8,000	USD	8,955	(1)
Barclays Bank PLC	4/2/2015	HKD	108,842,000	USD	14,033,825	528
Barclays Bank PLC	4/2/2015	HKD	7,477,300	USD	964,105	36
JP Morgan & Chase Co.	4/2/2015	HKD	6,201,000	USD	799,542	30
JP Morgan & Chase Co.	4/2/2015	HKD	114,955,563	USD	14,822,094	558
JP Morgan & Chase Co.	4/2/2015	HKD	4,013,000	USD	517,405	(3)
Barclays Bank PLC	4/2/2015	USD	52,734	EUR	47,000	(116)
JP Morgan & Chase Co.	4/2/2015	USD	1,160	HKD	9,000	—
Barclays Bank PLC	4/6/2015	AED	1,520,000	USD	413,474	(377)
JP Morgan & Chase Co.	4/6/2015	AED	123,000	USD	33,489	—
JP Morgan & Chase Co.	4/6/2015	AED	1,520,000	USD	413,853	2
The Bank of New York Mellon	4/6/2015	AED	985,000	USD	268,177	(9)
The Bank of New York Mellon	4/6/2015	AED	70,000	USD	19,058	(1)
Barclays Bank PLC	4/6/2015	BRL	12,446,000	USD	4,308,214	(23,426)
JP Morgan & Chase Co.	4/6/2015	BRL	320,000	USD	110,650	(721)
JP Morgan & Chase Co.	4/6/2015	BRL	2,512,000	USD	868,273	(5,990)
JP Morgan & Chase Co.	4/6/2015	BRL	12,422,697	USD	4,293,905	(29,625)
The Bank of New York Mellon	4/6/2015	BRL	7,583,479	USD	2,624,359	(14,955)
Barclays Bank PLC	4/6/2015	CLP	797,912,000	USD	1,287,578	(1,296)
JP Morgan & Chase Co.	4/6/2015	CLP	2,065,000	USD	3,333	(2)
JP Morgan & Chase Co.	4/6/2015	CLP	30,236,000	USD	48,728	(112)
JP Morgan & Chase Co.	4/6/2015	CLP	86,525,000	USD	139,675	(90)
JP Morgan & Chase Co.	4/6/2015	CLP	884,866,000	USD	1,428,413	(918)
Barclays Bank PLC	4/6/2015	EGP	4,856,000	USD	628,202	3,705
JP Morgan & Chase Co.	4/6/2015	EGP	1,380,000	USD	179,221	1,749
JP Morgan & Chase Co.	4/6/2015	EGP	103,000	USD	13,325	79
Barclays Bank PLC	4/6/2015	IDR	24,657,732,000	USD	1,878,684	(16,608)
JP Morgan & Chase Co.	4/6/2015	IDR	27,413,851,000	USD	2,088,993	(18,146)
JP Morgan & Chase Co.	4/6/2015	IDR	3,481,148,000	USD	265,271	(2,304)
JP Morgan & Chase Co.	4/6/2015	IDR	949,660,000	USD	72,190	(805)
Barclays Bank PLC	4/6/2015	KRW	10,523,941,000	USD	9,544,572	(28,709)
JP Morgan & Chase Co.	4/6/2015	KRW	275,587,000	USD	250,158	(534)
JP Morgan & Chase Co.	4/6/2015	KRW	11,723,010,000	USD	10,641,320	(22,716)
JP Morgan & Chase Co.	4/6/2015	KRW	380,700,000	USD	345,106	(1,204)
Barclays Bank PLC	4/6/2015	MYR	9,442,000	USD	2,604,618	(6,462)
JP Morgan & Chase Co.	4/6/2015	MYR	812,000	USD	223,950	(600)
JP Morgan & Chase Co.	4/6/2015	MYR	10,690,761	USD	2,948,517	(7,894)
JP Morgan & Chase Co.	4/6/2015	MYR	358,000	USD	98,737	(264)
Barclays Bank PLC	4/6/2015	QAR	1,014,000	USD	278,350	(68)
JP Morgan & Chase Co.	4/6/2015	QAR	126,000	USD	34,590	(7)
JP Morgan & Chase Co.	4/6/2015	QAR	1,014,000	USD	278,365	(52)
The Bank of New York Mellon	4/6/2015	QAR	584,000	USD	160,373	23
The Bank of New York Mellon	4/6/2015	QAR	46,000	USD	12,633	3
Barclays Bank PLC	4/6/2015	RUB	105,337,000	USD	1,669,102	(10,648)
JP Morgan & Chase Co.	4/6/2015	RUB	117,419,000	USD	1,859,367	(13,048)
JP Morgan & Chase Co.	4/6/2015	RUB	4,429,000	USD	70,302	(325)
Barclays Bank PLC	4/6/2015	TRY	3,878,000	USD	1,527,367	(2,932)
JP Morgan & Chase Co.	4/6/2015	TRY	4,285,672	USD	1,688,378	(2,792)
JP Morgan & Chase Co.	4/6/2015	TRY	137,000	USD	54,106	45

The Bank of New York Mellon	4/6/2015	TRY	207,000	USD	81,543	(141)
JP Morgan & Chase Co.	4/6/2015	USD	26,104	EGP	201,000	(255)
JP Morgan & Chase Co.	4/6/2015	USD	23,457	IDR	307,519,000	180
JP Morgan & Chase Co.	4/6/2015	USD	6,137	KRW	6,770,000	21
JP Morgan & Chase Co.	4/6/2015	USD	24,840	MYR	90,000	49
JP Morgan & Chase Co.	4/6/2015	USD	988,456	RUB	62,421,000	6,937
JP Morgan & Chase Co.	4/6/2015	USD	55,850	RUB	3,518,000	249
JP Morgan & Chase Co.	4/6/2015	USD	98,096	TRY	249,000	162
JP Morgan & Chase Co.	4/6/2015	USD	16,967	TRY	43,000	1
Barclays Bank PLC	4/7/2015	COP	853,016,000	USD	340,566	711
JP Morgan & Chase Co.	4/7/2015	COP	29,520,000	USD	11,708	(53)
JP Morgan & Chase Co.	4/7/2015	COP	943,055,000	USD	376,808	1,079
Barclays Bank PLC	4/7/2015	CZK	590,000	USD	24,083	94
JP Morgan & Chase Co.	4/7/2015	CZK	650,000	USD	26,533	105
JP Morgan & Chase Co.	4/7/2015	CZK	22,000	USD	898	4
JP Morgan & Chase Co.	4/7/2015	CZK	18,000	USD	733	1
JP Morgan & Chase Co.	4/7/2015	CZK	21,000	USD	854	—
Barclays Bank PLC	4/7/2015	HUF	53,525,000	USD	197,504	(22)
JP Morgan & Chase Co.	4/7/2015	HUF	9,082,000	USD	33,580	64
JP Morgan & Chase Co.	4/7/2015	HUF	59,750,000	USD	220,919	420
JP Morgan & Chase Co.	4/7/2015	HUF	2,062,000	USD	7,610	—
JP Morgan & Chase Co.	4/7/2015	INR	6,745,366	USD	108,490	372
Barclays Bank PLC	4/7/2015	MXN	44,853,000	USD	2,992,430	(3,753)
JP Morgan & Chase Co.	4/7/2015	MXN	5,860,000	USD	390,971	(477)
JP Morgan & Chase Co.	4/7/2015	MXN	49,800,000	USD	3,322,585	(4,057)
JP Morgan & Chase Co.	4/7/2015	MXN	110,000	USD	7,338	(10)
JP Morgan & Chase Co.	4/7/2015	MXN	1,710,000	USD	114,271	43
Barclays Bank PLC	4/7/2015	PHP	37,088,000	USD	841,188	1,688
JP Morgan & Chase Co.	4/7/2015	PHP	5,108,000	USD	115,799	177
JP Morgan & Chase Co.	4/7/2015	PHP	41,206,000	USD	934,143	1,430
JP Morgan & Chase Co.	4/7/2015	PHP	1,371,000	USD	31,081	48
Barclays Bank PLC	4/7/2015	PLN	7,162,000	USD	1,932,839	3,726
JP Morgan & Chase Co.	4/7/2015	PLN	7,937,000	USD	2,142,025	4,163
JP Morgan & Chase Co.	4/7/2015	PLN	95,000	USD	25,638	50
JP Morgan & Chase Co.	4/7/2015	PLN	5,000	USD	1,347	—
JP Morgan & Chase Co.	4/7/2015	PLN	260,000	USD	70,042	10
Barclays Bank PLC	4/7/2015	THB	48,701,000	USD	1,503,674	422
JP Morgan & Chase Co.	4/7/2015	THB	3,125,000	USD	96,408	(51)
JP Morgan & Chase Co.	4/7/2015	THB	54,118,000	USD	1,669,572	(886)
JP Morgan & Chase Co.	4/7/2015	THB	1,796,000	USD	55,377	(60)
Barclays Bank PLC	4/7/2015	TWD	206,918,000	USD	6,576,132	(13,158)
JP Morgan & Chase Co.	4/7/2015	TWD	11,417,000	USD	361,584	(1,990)
JP Morgan & Chase Co.	4/7/2015	TWD	232,343,960	USD	7,358,479	(40,500)
JP Morgan & Chase Co.	4/7/2015	TWD	7,730,000	USD	245,670	(492)
JP Morgan & Chase Co.	4/7/2015	USD	2,555	COP	6,400,000	(5)
JP Morgan & Chase Co.	4/7/2015	USD	33,571	COP	84,020,000	(96)
JP Morgan & Chase Co.	4/7/2015	USD	591	PHP	26,000	(2)
JP Morgan & Chase Co.	4/7/2015	USD	1,975	THB	64,000	1
JP Morgan & Chase Co.	4/7/2015	USD	66,985	ZAR	785,000	(154)
JP Morgan & Chase Co.	4/7/2015	USD	128,074	ZAR	1,504,000	(30)
Barclays Bank PLC	4/7/2015	ZAR	21,983,000	USD	1,875,783	4,244
JP Morgan & Chase Co.	4/7/2015	ZAR	4,417,315	USD	376,472	401
JP Morgan & Chase Co.	4/7/2015	ZAR	24,289,000	USD	2,072,617	4,755
JP Morgan & Chase Co.	4/7/2015	ZAR	851,000	USD	72,534	83
Barclays Bank PLC	4/8/2015	INR	190,885,000	USD	3,073,338	14,449
JP Morgan & Chase Co.	4/8/2015	INR	212,344,000	USD	3,415,813	13,048
JP Morgan & Chase Co.	4/8/2015	INR	6,997,000	USD	112,868	742
JP Morgan & Chase Co.	4/8/2015	USD	145,371	INR	9,037,000	(555)
JP Morgan & Chase Co.	4/8/2015	USD	8,769	INR	544,000	(52)

Total net unrealized depreciation						$(445,457)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2015.

Currency Abbreviations

AED - Arab Emirates Dirham

BRL - Brazilian Real

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Kronua

EGP - Egyptian Pound

EUR - Euro

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

INR - Indian Rupee

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

PHP - Philippine Peso

PLN - Polish Zloty

QAR - Qatari Rial

RUB - Russian Ruble

THB - Thai Baht

TRY - Turkish New Lira

TWD - New Taiwan Dollar

USD - U.S. Dollar

ZAR - South African Rand

As of February 28, 2015, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation(1)
E-mini MSCI Emerging Markets Index Futures	4	$198,380	3/20/2015	$16,940

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2015.
*	Non-income producing security.

144A: Security exempt from registration under Rule 144A of the securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	At February 28, 2015, the aggregate cost of investments for Federal income tax purposes was $128,872,845. The net unrealized appreciation was $1,734,054 which consisted of aggregate gross unrealized appreciation of $5,843,549 and aggregate gross unrealized depreciation of $4,109,495.

ADR - American Depositary Receipt.

CPO - Ordinary Participation Certificates.

GDR - Global Depositary Receipt.

NVDR - Non Voting Depositary Receipt.

PJSC - Private Joint Stock Company.

REIT - Real Estate Investment Trust.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI EMU Hedged Equity ETF

February 28, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.8%
Austria - 1.2%
AMAG Austria Metall AG, 144A	100	$3,532
Andritz AG	83	4,788
BUWOG AG*	100	2,227
CA Immobilien Anlagen AG*	200	4,080
Conwert Immobilien Invest SE*	100	1,370
DO & CO AG	100	8,057
Erste Group Bank AG	333	8,727
EVN AG	100	1,173
Immofinanz AG*	1,220	3,723
Oesterreichische Post AG	100	4,933
OMV AG	168	4,840
Palfinger AG	100	3,021
Raiffeisen Bank International AG	134	2,024
S IMMO AG*	100	958
Semperit AG Holding	100	4,400
UNIQA Insurance Group AG	100	876
Vienna Insurance Group AG Wiener Versicherung Gruppe	44	1,946
Voestalpine AG	134	5,238
Wienerberger AG	100	1,567

		67,480

Belgium - 4.3%
Ablynx NV*	100	1,115
Ackermans & van Haaren NV	29	3,549
Ageas	261	9,403
Agfa Gevaert NV*	200	489
Anheuser-Busch InBev NV	1,021	129,907
Befimmo SA REIT	100	7,229
Belgacom SA	183	6,884
bpost SA	100	2,814
Cofinimmo SA REIT	21	2,597
Colruyt SA	80	3,745
Delhaize Group SA	117	10,498
Econocom Group SA	100	883
Euronav NV*	100	1,209
EVS Broadcast Equipment SA	100	3,883
Exmar NV	100	1,052
Groupe Bruxelles Lambert SA	96	8,402
Intervest Offices & Warehouses NV REIT	100	3,021
KBC Groep NV*	298	18,081
Nyrstar NV*	400	1,483
RHJ International SA*	100	489
Solvay SA	71	10,551
Telenet Group Holding NV*	63	3,613
UCB SA	144	11,014
Umicore SA	132	5,762

		247,673

Finland - 3.1%
Amer Sports OYJ	100	2,178
Caverion Corp.	100	949
Citycon OYJ	300	1,062
Elisa OYJ	174	4,733
Fortum OYJ	529	12,053
Huhtamaki OYJ	100	2,955
Kemira OYJ	100	1,243
Kesko OYJ, Class B	100	3,957
Kone OYJ, Class B	417	19,216
Konecranes OYJ	100	3,468
Metsa Board OYJ	200	1,309
Metso OYJ	129	4,150
Neste Oil OYJ	161	4,196
Nokia OYJ	4,755	38,232
Nokian Renkaat OYJ	130	3,848
Orion OYJ, Class B	114	3,711
Outokumpu OYJ*	300	1,967
Outotec OYJ	200	1,207
PKC Group OYJ	100	1,964
Ramirent OYJ	100	797
Sampo OYJ, Class A	585	29,524

Sanoma OYJ	200	1,256
Sponda OYJ	200	1,001
Stora Enso OYJ, Class R	656	6,299
Technopolis OYJ	100	492
Tieto OYJ	100	2,663
UPM-Kymmene OYJ	634	11,898
Uponor OYJ	100	1,813
Valmet OYJ	200	2,639
Wartsila OYJ Abp	169	7,661
YIT OYJ	200	1,249

		179,690

France - 30.1%
Accor SA	199	10,428
Aeroports de Paris	34	4,143
Air France-KLM*	200	1,588
Air Liquide SA	438	57,886
Airbus Group NV	747	46,252
Albioma SA	100	2,111
Alcatel-Lucent*	3,353	13,121
Alstom SA*	247	8,168
Altran Technologies SA	200	1,907
ANF Immobilier REIT	100	2,756
Arkema SA	80	5,991
AtoS	96	6,840
AXA SA	2,306	58,552
BNP Paribas SA	1,345	78,401
Bollore SA	624	3,424
Bonduelle SCA	100	2,616
Bouygues SA	200	7,930
Bureau Veritas SA	263	6,198
Cap Gemini SA	171	13,829
Carrefour SA	795	26,302
Casino Guichard-Perrachon SA	65	6,117
CGG*	200	1,445
Christian Dior SE	80	15,519
Cie de Saint-Gobain	599	26,970
Cie Generale des Etablissements Michelin	222	21,360
CNP Assurances	205	3,399
Coface SA*	100	1,203
Credit Agricole SA	1,228	17,273
Danone SA	736	51,336
Dassault Systemes SA	152	10,636
Edenred	245	6,684
Eiffage SA	50	2,786
Electricite de France	288	7,960
Elior Participations SCA, 144A*	100	1,661
Essilor International SA	266	31,091
Etablissements Maurel et Prom*	100	859
Eurazeo SA	43	3,171
Eutelsat Communications SA	184	6,287
Faiveley Transport SA	100	6,323
Faurecia	100	4,557
FFP*	100	7,675
Fonciere des Regions REIT	36	3,722
GDF Suez	1,838	40,879
Gecina SA REIT	35	4,600
Groupe Eurotunnel SE	557	7,617
Guerbet	100	4,293
Havas SA	300	2,602
Hermes International	36	11,616
ICADE REIT	46	4,123
Iliad SA	31	8,050
Imerys SA	44	3,300
Ingenico	100	11,138
Innate Pharma SA*	100	1,097
Interparfums SA	100	3,184
Ipsen SA	100	5,080
Jacquet Metal Service	100	1,867
JCDecaux SA	77	2,853
Kering	99	20,163
Klepierre REIT	220	10,756
Korian-Medica	100	3,698
Lafarge SA	223	16,555
Lagardere SCA	141	4,053
Legrand SA	316	17,469
LISI	100	3,105
L’Oreal SA	320	58,101
LVMH Moet Hennessy Vuitton SE	400	73,365

Mercialys SA REIT	100	2,462
Mersen	100	2,475
Metropole Television SA	100	1,999
MGI Coutier	100	1,464
Natixis SA	1,114	8,066
Neopost SA	42	2,265
NextRadioTV	100	2,971
Numericable-SFR SAS*	116	7,191
Orange SA	2,355	42,956
Orpea	44	2,927
Pernod Ricard SA	274	32,486
Peugeot SA*	474	7,938
Plastic Omnium SA	100	3,044
Publicis Groupe SA	222	18,103
Remy Cointreau SA	28	2,056
Renault SA	229	22,000
Rexel SA	332	6,487
Rubis SCA	42	2,548
Safran SA	347	24,425
Sanofi	1,510	148,192
Schneider Electric SE	667	53,726
SCOR SE	183	6,033
SEB SA	100	7,423
Societe BIC SA	33	4,937
Societe Generale SA	924	42,720
Societe Television Francaise 1	100	1,726
Sodexo	112	11,288
SOITEC*	200	197
Solocal Group*	1,100	822
Stallergenes SA	100	6,588
Suez Environnement Co.	359	6,406
Technicolor SA*	300	1,850
Technip SA	123	8,013
Teleperformance	100	7,725
Thales SA	106	6,098
Total SA	2,718	146,710
Trigano SA	100	2,878
Ubisoft Entertainment*	100	1,837
Unibail-Rodamco SE REIT	127	36,610
Valeo SA	90	13,546
Vallourec SA	125	2,965
Veolia Environnement	500	9,736
Vinci SA	630	37,379
Vivendi SA*	1,551	37,863
Wendel SA	36	4,385
Zodiac Aerospace	212	7,630

		1,725,187

Germany - 28.0%
Aareal Bank AG	100	4,487
adidas AG	249	19,346
Allianz SE	580	97,097
alstria office REIT-AG REIT*	100	1,379
Aurubis AG*	100	6,031
Axel Springer SE	47	3,032
BASF SE	1,167	111,852
Bayer AG	1,050	155,158
Bayerische Motoren Werke AG	421	53,236
Beiersdorf AG	120	10,425
Bilfinger SE	100	5,952
Biotest AG	100	10,799
Borussia Dortmund GmbH & Co. KGaA	100	455
Brenntag AG	184	10,758
Celesio AG	58	1,791
comdirect bank AG	100	1,017
Commerzbank AG*	1,153	15,554
Continental AG	142	33,894
Daimler AG	1,223	118,397
Deutsche Annington Immobilien SE	491	18,942
Deutsche Bank AG (a)	1,752	57,592
Deutsche Beteiligungs AG	100	3,540
Deutsche Boerse AG	230	18,763
Deutsche Euroshop AG	100	5,106
Deutsche Lufthansa AG	263	3,855
Deutsche Post AG	1,229	41,851
Deutsche Telekom AG	4,031	75,196
Deutsche Wohnen AG	341	9,401
Deutz AG	100	453
Dialog Semiconductor PLC*	100	4,425

DIC Asset AG	100	1,085
DMG MORI SEIKI AG	100	3,303
DO Deutsche Office AG*	100	444
Drillisch AG	100	4,181
Duerr AG	32	3,423
E.ON SE	2,545	41,139
Evotec AG*	100	431
Fraport AG Frankfurt Airport Services Worldwide	42	2,536
Freenet AG	200	5,968
Fresenius Medical Care AG & Co. KGaA	286	23,418
Fresenius SE & Co. KGaA	494	28,293
GEA Group AG	218	10,783
Gerresheimer AG	100	5,760
H&R AG*	100	743
Hannover Rueck SE	72	6,941
HeidelbergCement AG	168	13,372
Heidelberger Druckmaschinen AG*	300	762
Henkel AG & Co. KGaA	139	14,623
Homag Group AG	100	4,062
Hugo Boss AG	50	6,435
Infineon Technologies AG	1,344	15,559
K+S AG	209	6,742
Kabel Deutschland Holding AG*	26	3,608
KION Group AG	100	4,357
Kloeckner & Co. SE*	100	1,040
KUKA AG	21	1,633
LANXESS AG	111	5,718
LEG Immobilien AG*	100	8,224
Leoni AG	40	2,577
Linde AG	236	48,012
MAN SE	42	4,503
Merck KGaA	173	17,849
Metro AG	185	6,193
MLP AG	100	417
Morphosys AG*	27	2,250
MTU Aero Engines AG	100	9,510
Muenchener Rueckversicherungs-Gesellschaft AG	220	45,668
Nordex SE*	100	2,093
Norma Group SE	100	5,342
OSRAM Licht AG	106	4,861
ProSiebenSat.1 Media AG	261	12,820
Rheinmetall AG	100	5,068
Rhoen-Klinikum AG	100	2,626
RWE AG	583	16,300
SAP SE	1,170	82,275
Siemens AG	1,007	112,485
SLM Solutions Group AG*	100	2,115
SMA Solar Technology AG*	100	1,339
Software AG	100	2,775
STADA Arzneimittel AG	100	3,284
STRATEC Biomedical AG	100	5,057
Suedzucker AG	100	1,525
Symrise AG	147	9,350
TAG Immobilien AG	100	1,345
Telefonica Deutschland Holding AG*	709	3,900
ThyssenKrupp AG	539	14,349
United Internet AG	147	6,592
Volkswagen AG	36	8,917
VTG AG	100	2,440
Wacker Chemie AG	100	11,381
Wacker Neuson SE	100	2,389
Wincor Nixdorf AG	100	4,835
Wirecard AG	200	9,230
zooplus AG*	100	9,981

		1,606,020

Ireland - 1.5%
Aer Lingus Group PLC	500	1,262
Bank of Ireland*	32,779	12,472
C&C Group PLC	400	1,728
CRH PLC	1,081	30,623
FBD Holdings PLC	100	1,366
Glanbia PLC	200	3,648
Hibernia PLC REIT	800	1,074
Irish Continental Group PLC	200	783
Kerry Group PLC, Class A	181	13,166
Kingspan Group PLC	200	3,929
Origin Enterprises PLC	100	951
Paddy Power PLC	100	7,554
Smurfit Kappa Group PLC	300	8,405

		86,961

Italy - 7.6%
A2A SpA	1,700	1,722
ACEA SpA	100	1,229
Amplifon SpA	100	638
Anima Holding SpA, 144A*	200	1,137
Ansaldo STS SpA	100	1,049
Ascopiave SpA	200	444
Assicurazioni Generali SpA	1,512	31,133
Astaldi SpA	100	725

Atlantia SpA	478	12,592
Autogrill SpA*	100	896
Azimut Holding SpA	100	2,620
Banca Carige SpA*	6,400	469
Banca Generali SpA	100	2,831
Banca IFIS SpA	100	1,925
Banca Monte dei Paschi di Siena SpA*	4,965	3,422
Banca Popolare dell’Emilia Romagna SC*	600	4,948
Banca Popolare di Milano Scarl*	4,800	4,507
Banca Popolare di Sondrio Scarl	500	2,291
Banco Popolare SC*	413	6,369
Beni Stabili SpA SIIQ REIT	1,700	1,393
Buzzi Unicem SpA	100	1,412
Cairo Communication SpA	100	641
Cementir Holding SpA	100	711
Cerved Information Solutions SpA*	100	627
Compagnie Industriali Riunite SpA*	500	592
Credito Emiliano SpA	100	811
Credito Valtellinese SC*	1,300	1,789
Danieli & C Officine Meccaniche SpA	100	2,389
Datalogic SpA	100	1,171
Davide Campari-Milano SpA	300	2,029
De’ Longhi	100	1,956
DeA Capital SpA*	600	1,213
Enel Green Power SpA	2,155	4,611
Enel SpA	8,394	38,681
Eni SpA	3,230	60,290
ERG SpA	100	1,259
EXOR SpA	112	4,987
Falck Renewables SpA	400	506
Fincantieri SpA*	600	499
FinecoBank Banca Fineco SpA*	200	1,244
Finmeccanica SpA*	462	5,594
GTECH SpA	100	2,071
Hera SpA	800	1,941
Immobiliare Grande Distribuzione SIIQ SpA REIT	1,100	1,040
Interpump Group SpA	100	1,513
Intesa Sanpaolo SpA	16,275	54,346
Intesa Sanpaolo SpA-RSP	1,065	3,218
Iren SpA	800	1,056
Italcementi SpA	200	1,533
Italmobiliare SpA	100	2,798
Italmobiliare SpA-RSP	100	2,070
Luxottica Group SpA	200	12,343
Maire Tecnimont SpA*	100	251
Mediaset SpA*	800	3,685
Mediobanca SpA	688	6,340
Mediolanum SpA	300	2,279
Moncler SpA	100	1,507
Piaggio & C SpA*	300	953
Pirelli & C. SpA	297	4,550
Prysmian SpA	243	4,862
RCS MediaGroup SpA*	400	534
Recordati SpA	100	1,801
Saipem SpA*	316	3,248
Salini Impregilo SpA*	200	914
Salvatore Ferragamo SpA	100	3,035
Saras SpA*	500	708
Snam SpA	2,418	12,236
Societa Cattolica DI Assicurazioni Scrl	200	1,623
Societa Iniziative Autostradali e Servizi SpA	100	1,063
Sogefi SpA*	200	680
Sorin SpA*	400	1,289
Telecom Italia SpA*	12,039	14,361
Telecom Italia SpA-RSP	7,258	7,111
Terna Rete Elettrica Nazionale SpA	1,794	8,090
Trevi Finanziaria Industriale SpA	200	741

UniCredit SpA	5,651	37,594
Unione di Banche Italiane SCpA	996	7,813
Unipol Gruppo Finanziario SpA	300	1,545
UnipolSai SpA	1,085	3,198
Vittoria Assicurazioni SpA	100	1,092
World Duty Free SpA*	100	1,141
Yoox SpA*	100	2,178
Zignago Vetro SpA	100	598

		436,301

Luxembourg - 1.1%
Altice SA*	104	10,370
APERAM SA*	100	3,547
ArcelorMittal	1,191	13,021
BRAAS Monier Building Group SA*	100	2,294
Eurofins Scientific SE	11	2,984
GAGFAH SA*	200	4,633
Grand City Properties SA*	100	1,660
RTL Group SA	46	4,556
SES SA FDR	362	12,477
Tenaris SA	563	8,058

		63,600

Netherlands - 6.6%
Aalberts Industries NV	100	3,094
Aegon NV	2,173	16,827
Akzo Nobel NV	289	21,474
Arcadis NV	100	3,318
ASM International NV	100	4,531
ASML Holding NV	454	49,082
BinckBank NV	100	759
Brunel International NV	100	1,849
Corbion NV	100	1,935
Delta Lloyd NV	238	4,320
Eurocommercial Properties NV	100	4,652
Euronext NV, 144A*	100	3,749
Fugro NV	100	2,389
Gemalto NV	94	7,631
Grontmij*	100	414
Heineken Holding NV	115	8,001
Heineken NV	273	21,336
ING Groep NV*	4,898	73,200
Koninklijke Ahold NV	1,158	21,725
Koninklijke BAM Groep NV	300	1,422
Koninklijke Boskalis Westminster NV	103	4,786
Koninklijke DSM NV	205	11,447
Koninklijke KPN NV	3,816	13,033
Koninklijke Philips NV	1,215	36,397
Koninklijke Vopak NV	80	4,208
NN Group NV*	146	4,176
NSI NV REIT	200	958
Nutreco NV	100	5,057
OCI NV*	96	4,077
PostNL NV*	500	2,232
QIAGEN NV*	266	6,690
Randstad Holding NV	150	8,838
Royal Imtech NV*	100	464
SBM Offshore NV*	200	2,350
TNT Express NV	501	3,062
TomTom NV*	100	834
USG People NV	100	1,364
Wereldhave NV REIT	40	2,750
Wessanen NV	100	663
Wolters Kluwer NV	360	11,677

		376,771

Portugal - 0.6%
Altri SGPS SA	100	348
Banco BPI SA*	400	604
Banco Comercial Portugues SA, Class R*	40,216	3,744
CTT-Correios de Portugal SA	200	2,224
EDP - Energias de Portugal SA	2,759	10,886
Galp Energia SGPS SA	459	5,396
Jeronimo Martins SGPS SA	287	3,393
Mota-Engil SGPS SA	100	375
NOS SGPS	200	1,325
Portucel SA	200	883
Portugal Telecom SGPS SA	900	693
REN - Redes Energeticas Nacionais SGPS SA	300	920
Semapa-Sociedade de Investimento e Gestao	100	1,383
Sonae SGPS SA	900	1,289

		33,463

Spain - 11.0%
Abengoa SA	200	761
Abengoa SA, Class B	500	1,699
Abertis Infraestructuras SA	482	9,412
Acciona SA*	100	7,836
Acerinox SA	100	1,629
ACS Actividades de Construccion y Servicios SA	210	7,807
Aena SA, 144A*	100	9,295

Almirall SA*	100	1,513
Amadeus IT Holding SA, Class A	507	20,907
Applus Services SA*	100	1,228
Atresmedia Corp. de Medios de Comunicacion SA	100	1,519
Banco Bilbao Vizcaya Argentaria SA	8,013	80,523
Banco de Sabadell SA	4,019	11,041
Banco Popular Espanol SA	2,128	9,797
Banco Santander SA	17,874	130,672
Bankia SA*	5,475	7,953
Bankinter SA	809	6,327
Bolsas y Mercados Espanoles SA	100	4,360
CaixaBank SA	2,730	12,678
CIE Automotive SA	100	1,443
Deoleo SA*	1,100	498
Distribuidora Internacional de Alimentacion SA	737	5,611
Duro Felguera SA	100	481
Ebro Foods SA	100	1,906
Enagas SA	235	7,211
Ence Energia y Celulosa S.A	200	666
Endesa SA	500	10,111
Faes Farma SA	300	718
Ferrovial SA	493	10,449
Fomento de Construcciones y Contratas SA*	200	2,349
Gamesa Corp. Tecnologica SA*	300	3,557
Gas Natural SDG SA	417	10,077
Grifols SA	178	7,222
Grupo Catalana Occidente SA	100	3,068
Hispania Activos Inmobiliarios SAU*	100	1,337
Iberdrola SA	6,549	44,756
Inditex SA	1,385	43,528
Indra Sistemas SA	200	2,131
Inmobiliaria Colonial SA*	2,800	2,052
Laboratorios Farmaceuticos Rovi SA	100	1,589
Liberbank SA*	2,000	1,616
Mapfre SA	1,150	4,040
Mediaset Espana Comunicacion SA*	200	2,471
Melia Hotels International SA	100	1,181
Merlin Properties Socimi SA REIT*	200	2,686
NH Hotel Group SA*	200	1,036
Promotora de Informaciones SA, Class A*	1,700	609
Prosegur Cia de Seguridad SA	300	1,776
Realia Business SA*	600	598
Red Electrica Corp. SA	129	10,991
Repsol SA	1,242	24,010
Sacyr SA*	400	1,809
Telefonica SA	5,349	83,172
Tubacex SA	100	322
Tubos Reunidos SA	200	383
Viscofan SA	100	6,167
Zardoya Otis SA	219	2,649
Zeltia SA*	200	787

		634,020

Switzerland - 0.1%
STMicroelectronics NV	759	6,778

United Kingdom - 2.6%
CNH Industrial NV	1,129	9,349
Fiat Chrysler Automobiles NV*	1,043	16,095
International Consolidated Airlines Group SA*	1,214	10,864
Jazztel PLC*	300	4,196
Reed Elsevier NV	833	20,694
Unilever NV	2,069	90,065

		151,263

TOTAL COMMON STOCKS
(Cost $5,397,849)		5,615,207

PREFERRED STOCKS - 1.9%
Germany - 1.9%
Bayerische Motoren Werke AG	66	6,381
FUCHS PETROLUB SE	87	3,630
Henkel AG & Co. KGaA	234	27,717
Porsche Automobil Holding SE	182	16,854
Volkswagen AG	207	52,235

		106,817

Italy - 0.0%
Unipol Gruppo Finanziario SpA	300	1,544

TOTAL PREFERRED STOCKS
(Cost $98,875)		108,361

RIGHTS - 0.0%
Finland - 0.0%
Metsa Board OYJ*, expires 4/23/15
(Cost $0)	200	41

TOTAL INVESTMENTS - 99.7%
(Cost $5,496,724) (b)		$5,723,609
Other assets less liabilities - 0.3%		15,980

NET ASSETS - 100.0%		$5,739,589

Sector Breakdown as of 2/28/2015

As a % of Total Investments
Financial	22.8%
Consumer, Non-cyclical	20.0%
Industrial	13.7%
Consumer, Cyclical	12.1%
Communications	9.4%
Basic Materials	7.0%
Utilities	5.3%
Energy	4.8%
Technology	4.5%
Diversified	0.4%

TOTAL INVESTMENTS	100.0%

Sector Breakdown is subject to change.

As of February 28, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Canadian Imperial Bank of Commerce	3/3/2015	EUR	2,365,000	USD	2,669,387	$22,742
RBC Capital Markets	3/3/2015	EUR	2,365,000	USD	2,669,402	22,756
The Bank of New York Mellon	3/3/2015	EUR	4,000	USD	4,595	119
Canadian Imperial Bank of Commerce	3/3/2015	USD	2,669,387	EUR	2,379,875	(6,095)
RBC Capital Markets	3/3/2015	USD	4,595	EUR	4,097	(10)
RBC Capital Markets	3/3/2015	USD	2,669,402	EUR	2,379,888	(6,095)
JP Morgan & Chase Co.	4/2/2015	EUR	1,000	USD	1,120	—
JP Morgan & Chase Co.	4/2/2015	EUR	324,000	USD	363,518	789
Canadian Imperial Bank of Commerce	4/7/2015	EUR	2,379,006	USD	2,669,387	5,856
RBC Capital Markets	4/7/2015	EUR	4,095	USD	4,595	10
RBC Capital Markets	4/7/2015	EUR	2,378,970	USD	2,669,402	5,911

Total net unrealized appreciation						$45,983

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2015.

Currency Abbreviations

EUR - Euro

USD - U.S. Dollar

*	Non-income producing security.

144A: Security exempt from registration under Rule 144A of the securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	Affiliated issuer. This security is owned in proportion with its representation in the index. The table below shows the transactions in and earnings from investments in Deutsche Bank AG securities for the nine months ended February 28, 2015.

	Fair Value 5/31/2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Fair Value 2/28/2015	Dividend Income
Deutsche Bank AG (Common Stock)	$—	$55,034	$—	$2,558	$—	$57,592	$—

(b)	At February 28, 2015, the aggregate cost of investments for Federal income tax purposes was $5,496,724. The net unrealized appreciation was $226,885 which consisted of aggregate gross unrealized appreciation of $312,117 and aggregate gross unrealized depreciation of $85,232.

FDR - Fiduciary Depositary Receipt

REIT - Real Estate Investment Trust

RSP - Risparmio (Convertible Savings Shares)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF

February 28, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.9%
Austria - 0.3%
Andritz AG	12,397	$715,142
Erste Group Bank AG	47,446	1,243,465
Immofinanz AG*	163,000	497,416
OMV AG	25,018	720,763
Raiffeisen Bank International AG	19,950	301,386
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,460	285,691
Voestalpine AG	19,125	747,562

		4,511,425

Belgium - 2.0%
Ageas	37,305	1,344,010
Anheuser-Busch InBev NV	136,475	17,364,436
Belgacom SA	25,773	969,494
Colruyt SA	12,004	561,903
Delhaize Group SA	17,510	1,571,084
Groupe Bruxelles Lambert SA	13,667	1,196,142
KBC Groep NV*	42,654	2,588,013
Solvay SA	10,151	1,508,530
Telenet Group Holding NV*	9,020	517,306
UCB SA	21,546	1,647,981
Umicore SA	16,159	705,313

		29,974,212

Bermuda - 0.1%
Seadrill Ltd.	66,888	772,182

Channel Islands - 0.2%
Friends Life Group Ltd.	241,363	1,531,878
Randgold Resources Ltd.	15,086	1,206,451

		2,738,329

Denmark - 2.4%
A.P. Moeller - Maersk A/S, Class A	656	1,459,876
A.P. Moeller - Maersk A/S, Class B	1,174	2,705,953
Carlsberg A/S, Class B	18,282	1,564,075
Coloplast A/S, Class B	18,850	1,505,252
Danske Bank A/S	111,563	2,954,536
DSV A/S	29,972	968,144
ISS A/S*	15,736	490,836
Novo Nordisk A/S, Class B	340,614	16,329,899
Novozymes A/S, Class B	40,840	1,981,246
Pandora A/S	19,633	1,791,536
TDC A/S	138,225	1,093,421
Tryg A/S	3,657	454,904
Vestas Wind Systems A/S*	38,150	1,608,177
William Demant Holding A/S*	3,912	320,896

		35,228,751

Finland - 1.3%
Elisa OYJ	24,248	659,642
Fortum OYJ	75,667	1,723,977
Kone OYJ, Class B	53,331	2,457,611
Metso OYJ	19,212	618,098
Neste Oil OYJ	21,702	565,609
Nokia OYJ	637,560	5,126,193
Nokian Renkaat OYJ	19,302	571,314
Orion OYJ, Class B	17,057	555,256
Sampo OYJ, Class A	76,133	3,842,347
Stora Enso OYJ, Class R	93,399	896,761
UPM-Kymmene OYJ	90,619	1,700,589
Wartsila OYJ Abp	25,310	1,147,365

		19,864,762

France - 14.5%
Accor SA	29,504	1,545,987
Aeroports de Paris	5,081	619,190
Air Liquide SA	58,497	7,730,910
Airbus Group NV	100,101	6,197,923
Alcatel-Lucent*	479,051	1,874,669
Alstom SA*	36,907	1,220,431
Arkema SA	11,181	837,305
AtoS	13,679	974,622
AXA SA	308,367	7,829,779
BNP Paribas SA	179,778	10,479,439
Bollore SA	92,917	509,909
Bouygues SA	28,645	1,135,709
Bureau Veritas SA	37,592	885,933
Cap Gemini SA	24,452	1,977,514

Carrefour SA	106,320	3,517,548
Casino Guichard-Perrachon SA	9,520	895,942
Christian Dior SA	9,287	1,801,550
Cie de Saint-Gobain	76,288	3,434,847
Cie Generale des Etablissements Michelin	31,495	3,030,304
CNP Assurances	29,286	485,522
Credit Agricole SA	175,390	2,467,103
Danone SA	98,339	6,859,146
Dassault Systemes SA	21,755	1,522,280
Edenred	34,936	953,134
Electricite de France	41,187	1,138,424
Essilor International SA	34,683	4,053,892
Eurazeo SA	6,390	471,159
Eutelsat Communications SA	26,263	897,407
Fonciere des Regions REIT	4,881	504,694
GDF Suez	246,431	5,480,871
Gecina SA REIT	4,894	643,227
Groupe Eurotunnel SE	79,555	1,087,892
Hermes International	4,411	1,423,325
ICADE REIT	6,273	562,213
Iliad SA	4,377	1,136,594
Imerys SA	5,897	442,331
JCDecaux SA	11,405	422,509
Kering	12,857	2,618,534
Klepierre REIT	29,130	1,424,196
Lafarge SA	31,836	2,363,421
Lagardere SCA	20,137	578,903
Legrand SA	45,131	2,494,876
L’Oreal SA	42,664	7,746,284
LVMH Moet Hennessy Louis Vuitton SA	47,388	8,691,494
Natixis SA	159,216	1,152,758
Numericable-SFR SAS*	16,513	1,023,724
Orange SA	315,615	5,756,949
Pernod Ricard SA	36,136	4,284,382
Peugeot SA*	66,501	1,113,659
Publicis Groupe SA	31,776	2,591,165
Remy Cointreau SA	4,129	303,246
Renault SA	32,786	3,149,748
Rexel SA	47,302	924,210
Safran SA	46,191	3,251,286
Sanofi	202,518	19,875,147
Schneider Electric SE	89,139	7,180,038
SCOR SE	25,987	856,714
Societe BIC SA	4,915	735,363
Societe Generale SA	122,991	5,686,280
Sodexo	16,143	1,626,909
Suez Environnement Co.	50,382	898,974
Technip SA	17,372	1,131,799
Thales SA	15,712	903,912
Total SA	363,284	19,609,010
Unibail-Rodamco SE REIT	16,655	4,801,065
Valeo SA	12,816	1,928,954
Vallourec SA	18,618	441,688
Veolia Environnement	71,858	1,399,173
Vinci SA	80,107	4,752,885
Vivendi SA*	206,668	5,045,167
Wendel SA	5,325	648,627
Zodiac Aerospace	31,726	1,141,770

		215,183,544

Germany - 13.2%
adidas AG	35,706	2,774,186
Allianz SE	77,565	12,985,076
Axel Springer SE	6,809	439,268
BASF SE	155,884	14,940,875
Bayer AG	140,351	20,739,632
Bayerische Motoren Werke AG	56,196	7,106,094
Beiersdorf AG	17,235	1,497,228
Brenntag AG	26,415	1,544,486
Celesio AG	8,708	268,903
Commerzbank AG*	164,773	2,222,800
Continental AG	18,700	4,463,542
Daimler AG	163,413	15,819,765
Deutsche Annington Immobilien SE	58,350	2,251,087
Deutsche Bank AG (a)	234,087	7,694,888
Deutsche Boerse AG	32,888	2,682,947
Deutsche Lufthansa AG	39,099	573,171
Deutsche Post AG	164,774	5,610,968
Deutsche Telekom AG	538,838	10,051,733
Deutsche Wohnen AG	48,669	1,341,690
E.ON SE	340,680	5,506,952
Fraport AG Frankfurt Airport Services Worldwide	6,269	378,545
Fresenius Medical Care AG & Co. KGaA	36,990	3,028,758
Fresenius SE & Co. KGaA	64,526	3,695,576
GEA Group AG	31,084	1,537,469
Hannover Rueck SE	10,247	987,868
HeidelbergCement AG	23,944	1,905,885
Henkel AG & Co. KGaA	19,843	2,087,510

Hugo Boss AG	9,557	1,229,891
Infineon Technologies AG	191,929	2,221,868
K+S AG	29,349	946,694
Kabel Deutschland Holding AG*	3,870	537,007
LANXESS AG	15,510	799,001
Linde AG	31,524	6,413,311
MAN SE	6,048	648,372
Merck KGaA	21,941	2,263,781
Metro AG	27,547	922,169
Muenchener Rueckversicherungs-Gesellschaft AG	29,354	6,093,381
OSRAM Licht AG	15,158	695,122
ProSiebenSat.1 Media AG	37,220	1,828,262
RWE AG	83,348	2,330,353
SAP SE	156,373	10,996,262
Siemens AG	134,569	15,031,756
Symrise AG	21,021	1,337,071
Telefonica Deutschland Holding AG*	100,871	554,914
ThyssenKrupp AG	77,119	2,053,066
TUI AG	77,101	1,401,014
United Internet AG	20,807	933,104
Volkswagen AG	5,058	1,252,869

		194,626,170

Ireland - 1.3%
Bank of Ireland*	4,683,001	1,781,764
CRH PLC	138,279	3,917,250
Experian PLC	168,731	3,120,741
Kerry Group PLC, Class A	26,901	1,956,721
Shire PLC	100,064	8,149,037

		18,925,513

Italy - 3.2%
Assicurazioni Generali SpA	198,805	4,093,476
Atlantia SpA	70,257	1,850,730
Banca Monte dei Paschi di Siena SpA*	737,199	508,174
Banco Popolare SC*	61,487	948,156
Enel Green Power SpA	296,716	634,857
Enel SpA	1,120,444	5,163,256
Eni SpA	431,753	8,058,951
EXOR SpA	16,657	741,682
Finmeccanica SpA*	68,701	831,835
Intesa Sanpaolo SpA	2,151,484	7,184,293
Intesa Sanpaolo SpA-RSP	158,121	477,750
Luxottica Group SpA	28,687	1,770,426
Mediobanca SpA	102,257	942,332
Pirelli & C. SpA	40,293	617,277
Prysmian SpA	34,667	693,635
Saipem SpA*	44,973	462,251
Snam SpA	345,398	1,747,823
Telecom Italia SpA*	1,719,871	2,051,636
Telecom Italia SpA-RSP	1,021,779	1,001,060
Terna Rete Elettrica Nazionale SpA	256,626	1,157,318
UniCredit SpA	748,665	4,980,656
Unione di Banche Italiane SCpA	145,883	1,144,379
UnipolSai SpA	154,313	454,847

		47,516,800

Luxembourg - 0.5%
Altice SA*	14,695	1,465,192
ArcelorMittal	170,091	1,859,615
Millicom International Cellular SA SDR	11,285	787,798
RTL Group SA	6,688	662,349
SES SA FDR	51,697	1,781,817
Tenaris SA	80,384	1,150,502

		7,707,273

Mexico - 0.0%
Fresnillo PLC (b)	37,598	476,556

Netherlands - 6.5%
Aegon NV	307,488	2,381,121
Akzo Nobel NV	41,295	3,068,405
ASML Holding NV	59,411	6,422,973
Delta Lloyd NV	33,838	614,190
Gemalto NV	13,429	1,090,105
Heineken Holding NV	17,237	1,199,195
Heineken NV	39,217	3,064,966
ING Groep NV*	654,864	9,786,832
Koninklijke Ahold NV	152,319	2,857,622
Koninklijke Boskalis Westminster NV	14,559	676,532
Koninklijke DSM NV	29,463	1,645,222
Koninklijke KPN NV	545,163	1,861,907
Koninklijke Philips NV	158,659	4,752,917
Koninklijke Vopak NV	12,008	631,562
NN Group NV*	20,814	595,338
OCI NV*	14,307	607,586
QIAGEN NV*	39,362	989,974

Randstad Holding NV	21,500	1,266,730
Reed Elsevier NV	119,179	2,960,737
Royal Dutch Shell PLC, Class A	663,595	21,698,767
Royal Dutch Shell PLC, Class B	414,178	14,102,629
TNT Express NV	74,306	454,091
Unilever NV	276,468	12,034,875
Wolters Kluwer NV	51,421	1,667,865

		96,432,141

Norway - 0.9%
DNB ASA	166,429	2,709,393
Gjensidige Forsikring ASA	33,925	591,227
Norsk Hydro ASA	228,929	1,307,987
Orkla ASA	138,213	1,085,360
Statoil ASA	189,924	3,579,942
Telenor ASA	127,816	2,564,306
Yara International ASA	30,649	1,687,163

		13,525,378

Portugal - 0.2%
Banco Comercial Portugues SA, Class R*	5,970,618	555,891
Banco Espirito Santo SA*	56,984	0
EDP - Energias de Portugal SA	394,268	1,555,682
Galp Energia SGPS SA	65,493	769,907
Jeronimo Martins SGPS SA	42,793	505,929

		3,387,409

Spain - 5.2%
Abertis Infraestructuras SA	68,879	1,345,022
ACS Actividades de Construccion y Servicios SA	30,199	1,122,637
Aena SA, 144A*	10,260	953,644
Amadeus IT Holding SA, Class A	72,346	2,983,315
Banco Bilbao Vizcaya Argentaria SA	1,057,962	10,631,475
Banco de Sabadell SA	580,773	1,595,530
Banco Popular Espanol SA	305,294	1,405,496
Banco Santander SA	2,389,433	17,468,461
Bankia SA*	784,254	1,139,144
Bankinter SA	114,295	893,901
CaixaBank SA	390,026	1,811,293
Distribuidora Internacional de Alimentacion SA	104,896	798,558
Enagas SA	34,637	1,062,808
Endesa SA	53,918	1,090,283
Ferrovial SA	69,772	1,478,796
Gas Natural SDG SA	59,661	1,441,753
Grifols SA	25,475	1,033,545
Iberdrola SA	878,011	6,000,328
Inditex SA	185,670	5,835,301
Mapfre SA	156,666	550,317
Red Electrica Corp. SA	18,445	1,571,588
Repsol SA	177,431	3,430,004
Telefonica SA	715,010	11,117,773
Zardoya Otis SA	29,618	358,285

		77,119,257

Sweden - 4.8%
Alfa Laval AB	53,375	1,071,725
Assa Abloy AB, Class B	56,831	3,411,769
Atlas Copco AB, Class A	114,335	3,687,739
Atlas Copco AB, Class B	66,539	1,980,128
Boliden AB	46,371	938,878
Electrolux AB, Series B	41,028	1,340,041
Elekta AB, Class B	62,560	653,214
Getinge AB, Class B	33,943	938,450
Hennes & Mauritz AB, Class B	161,137	7,031,503
Hexagon AB, Class B	43,421	1,568,198
Husqvarna AB, Class B	69,241	541,919
ICA Gruppen AB	13,171	469,998
Industrivarden AB, Class C	27,807	534,994
Investment AB Kinnevik, Class B	40,110	1,350,471
Investor AB, Class B	77,505	3,083,652
Lundin Petroleum AB*	37,018	545,701
Nordea Bank AB	515,512	6,956,351
Sandvik AB	181,495	2,037,655
Securitas AB, Class B	53,184	757,220
Skandinaviska Enskilda Banken AB, Class A	258,612	3,263,282
Skanska AB, Class B	64,750	1,614,673
SKF AB, Class B	67,488	1,699,950
Svenska Cellulosa AB SCA, Class B	100,037	2,488,626
Svenska Handelsbanken AB, Class A	85,031	4,283,678
Swedbank AB, Class A	154,267	4,015,346
Swedish Match AB	34,108	1,074,748
Tele2 AB, Class B	54,207	636,219
Telefonaktiebolaget LM Ericsson, Class B	516,502	6,697,117
TeliaSonera AB	405,458	2,575,147
Volvo AB, Class B	261,296	3,152,978

		70,401,370

Switzerland - 14.7%
ABB Ltd.*	373,213	8,005,670
Actelion Ltd.*	17,508	2,095,414
Adecco SA*	28,938	2,276,551
Aryzta AG*	14,974	1,196,852
Baloise Holding AG	8,130	1,057,450
Barry Callebaut AG*	286	296,545
Chocoladefabriken Lindt & Spruengli AG	14	912,236
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	124	682,205
Cie Financiere Richemont SA	88,591	7,805,784
Coca-Cola HBC AG CDI*	33,973	609,461
Credit Suisse Group AG*	259,871	6,343,104
EMS-Chemie Holding AG	1,306	573,991
Geberit AG	6,382	2,273,380
Givaudan SA*	1,571	3,017,256
Glencore PLC*	1,787,807	8,287,235
Holcim Ltd.*	39,029	3,011,048
Julius Baer Group Ltd.*	38,041	1,756,107
Kuehne + Nagel International AG	9,220	1,342,357
Lonza Group AG*	9,078	1,118,860
Nestle SA	547,306	42,712,085
Novartis AG*	390,394	39,905,486
Pargesa Holding SA	5,238	394,217
Partners Group Holding AG	2,989	917,847
Roche Holding AG	119,237	32,368,527
Schindler Holding AG	3,382	549,152
Schindler Holding AG Participation Certificates	7,543	1,244,573
SGS SA	939	1,899,964
Sika AG	282	996,251
Sonova Holding AG	9,185	1,272,710
STMicroelectronics NV	108,072	965,080
Sulzer AG	4,096	497,956
Swatch Group AG (The) - Bearer	5,232	2,384,543
Swatch Group AG (The) - Registered	8,377	737,661
Swiss Life Holding AG*	5,394	1,280,392
Swiss Prime Site AG*	9,858	897,545
Swiss Re AG*	59,913	5,508,338
Swisscom AG	3,958	2,268,891
Syngenta AG	15,751	5,548,000
Transocean Ltd.	61,488	984,866
UBS Group AG*	619,800	10,889,652
Wolseley PLC	44,258	2,713,299
Zurich Insurance Group AG*	25,377	8,113,400

		217,711,941

United Kingdom - 27.6%
3i Group PLC	165,587	1,261,849
Aberdeen Asset Management PLC	156,637	1,133,190
Admiral Group PLC	32,843	747,895
Aggreko PLC	43,538	1,148,054
Amec Foster Wheeler PLC	65,751	893,795
Anglo American PLC	237,834	4,442,887
Antofagasta PLC	66,873	791,867
ARM Holdings PLC	239,106	4,278,385
Ashtead Group PLC	85,659	1,573,715
Associated British Foods PLC	60,687	2,927,869
AstraZeneca PLC	214,323	14,788,826
Aviva PLC	501,759	4,175,321
Babcock International Group PLC	42,706	665,911
BAE Systems PLC	537,230	4,412,430
Barclays PLC	2,795,319	11,086,679
BG Group PLC	579,349	8,568,637
BHP Billiton PLC	358,455	8,945,741
BP PLC	3,095,657	21,413,384
British American Tobacco PLC	316,361	18,471,853
British Land Co. PLC REIT	164,465	2,103,643
BT Group PLC	1,382,087	9,723,450
Bunzl PLC	56,866	1,664,551
Burberry Group PLC	75,508	2,182,252
Capita PLC	112,516	2,063,653
Carnival PLC	31,207	1,407,791
Centrica PLC	843,540	3,181,524
CNH Industrial NV	161,314	1,335,829
Cobham PLC	192,999	1,016,945
Compass Group PLC	283,063	5,034,329
Croda International PLC	23,162	975,856
Diageo PLC	426,620	12,747,951
Direct Line Insurance Group PLC	255,406	1,290,969
Dixons Carphone PLC	166,613	1,133,338
easyJet PLC	26,875	718,625
Fiat Chrysler Automobiles NV*	153,134	2,363,105
G4S PLC	264,093	1,215,008
GKN PLC	279,412	1,575,367
GlaxoSmithKline PLC	825,502	19,645,706
Hammerson PLC REIT	133,607	1,393,351
Hargreaves Lansdown PLC	40,200	701,311
HSBC Holdings PLC	3,257,246	29,030,740
ICAP PLC	93,703	775,397
IMI PLC	46,080	982,454

Imperial Tobacco Group PLC	162,434	8,007,222
Inmarsat PLC	72,179	976,160
InterContinental Hotels Group PLC	40,204	1,644,830
International Consolidated Airlines Group SA*	138,496	1,239,400
Intertek Group PLC	27,457	1,072,456
Intu Properties PLC REIT	155,676	849,605
Investec PLC	93,639	835,585
ITV PLC	652,073	2,268,106
J Sainsbury PLC	210,891	885,265
Johnson Matthey PLC	34,926	1,838,154
Kingfisher PLC	399,545	2,253,929
Land Securities Group PLC REIT	134,642	2,610,815
Legal & General Group PLC	1,010,833	4,361,815
Lloyds Banking Group PLC*	9,690,689	11,819,190
London Stock Exchange Group PLC	38,339	1,467,907
Marks & Spencer Group PLC	278,339	2,167,910
Meggitt PLC	137,156	1,154,031
Melrose Industries PLC	165,099	764,413
Merlin Entertainments PLC, 144A	86,054	559,451
National Grid PLC	638,858	8,744,562
Next PLC	26,056	3,014,987
Old Mutual PLC	835,000	2,901,803
Pearson PLC	139,618	3,060,806
Persimmon PLC*	52,173	1,420,857
Petrofac Ltd.	44,037	597,943
Prudential PLC	435,607	10,958,603
Reckitt Benckiser Group PLC	109,754	9,929,422
Reed Elsevier PLC	192,780	3,327,436
Rexam PLC	119,374	1,024,685
Rio Tinto PLC	215,969	10,642,907
Rolls-Royce Holdings PLC*	321,161	4,705,383
Royal Bank of Scotland Group PLC*	430,446	2,440,211
Royal Mail PLC	110,192	715,186
RSA Insurance Group PLC*	172,688	1,143,468
SABMiller PLC	164,291	9,321,313
Sage Group PLC (The)	184,652	1,381,191
Schroders PLC	21,195	1,006,200
Segro PLC REIT	125,868	836,555
Severn Trent PLC	40,874	1,281,631
Sky PLC	175,807	2,704,702
Smith & Nephew PLC	152,045	2,783,959
Smiths Group PLC	67,127	1,196,975
Sports Direct International PLC*	45,824	488,144
SSE PLC	165,995	4,031,157
Standard Chartered PLC	420,515	6,433,705
Standard Life PLC	407,106	2,676,204
Subsea 7 SA	47,889	474,764
Tate & Lyle PLC	79,251	728,606
Tesco PLC	1,382,773	5,238,795
Travis Perkins PLC	42,103	1,310,417
Tullow Oil PLC	154,366	923,007
Unilever PLC	217,825	9,638,066
United Utilities Group PLC	116,165	1,696,572
Vodafone Group PLC	4,499,006	15,586,385
Weir Group PLC (The)	36,145	950,876
Whitbread PLC	30,901	2,506,982
William Hill PLC	148,344	865,014
WM Morrison Supermarkets PLC	356,343	1,076,626
WPP PLC	223,349	5,292,957

		407,826,739

TOTAL COMMON STOCKS
(Cost $1,426,180,935)		1,463,929,752

PREFERRED STOCKS - 1.0%
Germany - 1.0%
Bayerische Motoren Werke AG	9,253	894,630
FUCHS PETROLUB SE	11,872	495,342
Henkel AG & Co. KGaA	30,242	3,582,189
Porsche Automobil Holding SE	26,017	2,409,197
Volkswagen AG	27,594	6,963,191

		14,344,549

TOTAL PREFERRED STOCKS
(Cost $13,200,740)		14,344,549

TOTAL INVESTMENTS - 99.9%
(Cost $1,439,381,675) (c)		$1,478,274,301
Other assets less liabilities - 0.1%		1,901,620

NET ASSETS - 100.0%		$1,480,175,921

Sector Breakdown as of 2/28/15

As a % of Total Investments
Consumer, Non-cyclical	29.1%
Financial	22.3%
Industrial	9.6%
Consumer, Cyclical	9.5%
Communications	8.5%
Energy	7.5%
Basic Materials	7.0%
Utilities	4.0%
Technology	2.3%
Diversified	0.2%

TOTAL INVESTMENTS	100.0%

Sector Breakdown is subject to change.

As of February 28, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Barclays Bank PLC	3/3/2015	CHF	35,789,000	USD	38,954,650	$1,409,231
Barclays Bank PLC	3/3/2015	CHF	5,769,500	USD	6,290,080	237,430
Barclays Bank PLC	3/3/2015	CHF	591,000	USD	637,682	17,678
Barclays Bank PLC	3/3/2015	CHF	2,679,500	USD	2,908,668	97,666
Barclays Bank PLC	3/3/2015	CHF	358,500	USD	387,727	11,633
Barclays Bank PLC	3/3/2015	CHF	371,500	USD	391,215	1,483
Barclays Bank PLC	3/3/2015	CHF	2,221,000	USD	2,361,603	31,603
Canadian Imperial Bank of Commerce	3/3/2015	CHF	35,789,000	USD	38,947,655	1,402,236
Canadian Imperial Bank of Commerce	3/3/2015	CHF	5,769,500	USD	6,288,969	236,319
Canadian Imperial Bank of Commerce	3/3/2015	CHF	591,000	USD	637,747	17,742
Canadian Imperial Bank of Commerce	3/3/2015	CHF	2,679,500	USD	2,907,885	96,883
Canadian Imperial Bank of Commerce	3/3/2015	CHF	358,500	USD	387,584	11,490
Canadian Imperial Bank of Commerce	3/3/2015	CHF	371,500	USD	391,036	1,304
Canadian Imperial Bank of Commerce	3/3/2015	CHF	2,221,000	USD	2,361,510	31,510
JP Morgan & Chase Co.	3/3/2015	CHF	35,789,000	USD	38,944,476	1,399,058
JP Morgan & Chase Co.	3/3/2015	CHF	528,500	USD	572,146	17,709
JP Morgan & Chase Co.	3/3/2015	CHF	3,233,500	USD	3,506,027	113,836
JP Morgan & Chase Co.	3/3/2015	CHF	1,789,500	USD	1,927,273	49,950
JP Morgan & Chase Co.	3/3/2015	CHF	1,874,000	USD	1,971,264	5,294
JP Morgan & Chase Co.	3/3/2015	CHF	187,500	USD	197,249	547
State Street Bank & Trust Co.	3/3/2015	CHF	35,789,000	USD	38,968,435	1,423,016
State Street Bank & Trust Co.	3/3/2015	CHF	528,500	USD	572,027	17,589
State Street Bank & Trust Co.	3/3/2015	CHF	3,233,500	USD	3,504,936	112,746
State Street Bank & Trust Co.	3/3/2015	CHF	1,789,500	USD	1,926,883	49,560
State Street Bank & Trust Co.	3/3/2015	CHF	1,874,000	USD	1,970,988	5,018
State Street Bank & Trust Co.	3/3/2015	CHF	187,500	USD	197,233	531
The Bank of New York Mellon	3/3/2015	CHF	5,190,000	USD	5,606,205	161,495
The Bank of New York Mellon	3/3/2015	CHF	637,000	USD	690,418	22,156
Barclays Bank PLC	3/3/2015	DKK	42,489,000	USD	6,445,966	73,463
Barclays Bank PLC	3/3/2015	DKK	6,992,000	USD	1,062,672	14,011
Barclays Bank PLC	3/3/2015	DKK	715,500	USD	109,043	1,732
Barclays Bank PLC	3/3/2015	DKK	3,131,000	USD	483,471	13,883
Barclays Bank PLC	3/3/2015	DKK	414,000	USD	63,021	930
Barclays Bank PLC	3/3/2015	DKK	437,500	USD	66,786	1,169
Barclays Bank PLC	3/3/2015	DKK	2,685,500	USD	409,553	6,782
Canadian Imperial Bank of Commerce	3/3/2015	DKK	42,489,000	USD	6,445,931	73,427
Canadian Imperial Bank of Commerce	3/3/2015	DKK	6,992,000	USD	1,062,695	14,034
Canadian Imperial Bank of Commerce	3/3/2015	DKK	715,500	USD	109,045	1,734
Canadian Imperial Bank of Commerce	3/3/2015	DKK	3,131,000	USD	483,537	13,950
Canadian Imperial Bank of Commerce	3/3/2015	DKK	414,000	USD	63,027	935
Canadian Imperial Bank of Commerce	3/3/2015	DKK	437,500	USD	66,792	1,176
Canadian Imperial Bank of Commerce	3/3/2015	DKK	2,685,500	USD	409,556	6,785
JP Morgan & Chase Co.	3/3/2015	DKK	42,489,000	USD	6,445,982	73,478
JP Morgan & Chase Co.	3/3/2015	DKK	631,500	USD	97,501	2,789
JP Morgan & Chase Co.	3/3/2015	DKK	3,761,000	USD	576,073	11,998
JP Morgan & Chase Co.	3/3/2015	DKK	2,055,500	USD	312,181	3,897
JP Morgan & Chase Co.	3/3/2015	DKK	2,261,000	USD	343,519	4,414
JP Morgan & Chase Co.	3/3/2015	DKK	225,500	USD	34,295	475
State Street Bank & Trust Co.	3/3/2015	DKK	42,489,000	USD	6,445,296	72,792
State Street Bank & Trust Co.	3/3/2015	DKK	631,500	USD	97,500	2,788
State Street Bank & Trust Co.	3/3/2015	DKK	3,761,000	USD	576,083	12,008
State Street Bank & Trust Co.	3/3/2015	DKK	2,055,500	USD	312,186	3,901
State Street Bank & Trust Co.	3/3/2015	DKK	2,261,000	USD	343,453	4,348
State Street Bank & Trust Co.	3/3/2015	DKK	225,500	USD	34,289	468
The Bank of New York Mellon	3/3/2015	DKK	5,257,000	USD	801,755	13,309
The Bank of New York Mellon	3/3/2015	DKK	745,000	USD	115,100	3,365
Barclays Bank PLC	3/3/2015	EUR	111,685,000	USD	126,059,976	1,074,523
Barclays Bank PLC	3/3/2015	EUR	18,267,000	USD	20,646,058	203,659
Barclays Bank PLC	3/3/2015	EUR	1,878,000	USD	2,129,288	27,639
Barclays Bank PLC	3/3/2015	EUR	8,452,500	USD	9,710,849	251,749
Barclays Bank PLC	3/3/2015	EUR	1,123,500	USD	1,272,109	14,812
Barclays Bank PLC	3/3/2015	EUR	1,156,500	USD	1,313,939	19,713
Barclays Bank PLC	3/3/2015	EUR	6,924,500	USD	7,880,365	131,233
Canadian Imperial Bank of Commerce	3/3/2015	EUR	111,685,000	USD	126,059,418	1,073,964
Canadian Imperial Bank of Commerce	3/3/2015	EUR	18,267,000	USD	20,646,277	203,878

Canadian Imperial Bank of Commerce	3/3/2015	EUR	1,878,000	USD	2,129,276	27,627
Canadian Imperial Bank of Commerce	3/3/2015	EUR	8,452,500	USD	9,710,866	251,766
Canadian Imperial Bank of Commerce	3/3/2015	EUR	1,123,500	USD	1,272,105	14,809
Canadian Imperial Bank of Commerce	3/3/2015	EUR	1,156,500	USD	1,313,819	19,592
Canadian Imperial Bank of Commerce	3/3/2015	EUR	6,924,500	USD	7,879,596	130,465
JP Morgan & Chase Co.	3/3/2015	EUR	111,685,000	USD	126,058,301	1,072,847
JP Morgan & Chase Co.	3/3/2015	EUR	1,681,000	USD	1,930,797	49,608
JP Morgan & Chase Co.	3/3/2015	EUR	10,122,500	USD	11,533,607	205,629
JP Morgan & Chase Co.	3/3/2015	EUR	5,591,500	USD	6,316,785	59,399
JP Morgan & Chase Co.	3/3/2015	EUR	5,833,000	USD	6,609,331	81,685
JP Morgan & Chase Co.	3/3/2015	EUR	587,000	USD	665,891	8,986
State Street Bank & Trust Co.	3/3/2015	EUR	111,685,000	USD	126,060,982	1,075,528
State Street Bank & Trust Co.	3/3/2015	EUR	1,681,000	USD	1,930,839	49,650
State Street Bank & Trust Co.	3/3/2015	EUR	10,122,500	USD	11,533,799	205,821
State Street Bank & Trust Co.	3/3/2015	EUR	5,591,500	USD	6,316,768	59,382
State Street Bank & Trust Co.	3/3/2015	EUR	5,833,000	USD	6,608,579	80,933
State Street Bank & Trust Co.	3/3/2015	EUR	587,000	USD	665,805	8,900
The Bank of New York Mellon	3/3/2015	EUR	13,500,000	USD	15,311,835	204,134
The Bank of New York Mellon	3/3/2015	EUR	1,982,000	USD	2,277,060	59,026
The Bank of New York Mellon	3/3/2015	EUR	445,000	USD	502,957	4,962
The Bank of New York Mellon	3/3/2015	EUR	32,000	USD	36,485	674
Barclays Bank PLC	3/3/2015	GBP	57,830,000	USD	86,838,395	(2,440,565)
Barclays Bank PLC	3/3/2015	GBP	9,412,500	USD	14,174,199	(356,982)
Barclays Bank PLC	3/3/2015	GBP	969,500	USD	1,456,094	(40,637)
Barclays Bank PLC	3/3/2015	GBP	4,359,500	USD	6,684,591	(45,681)
Barclays Bank PLC	3/3/2015	GBP	580,000	USD	883,665	(11,749)
Barclays Bank PLC	3/3/2015	GBP	584,000	USD	899,976	(1,613)
Barclays Bank PLC	3/3/2015	GBP	3,507,500	USD	5,396,724	(18,216)
Canadian Imperial Bank of Commerce	3/3/2015	GBP	57,830,000	USD	86,838,395	(2,440,565)
Canadian Imperial Bank of Commerce	3/3/2015	GBP	9,412,500	USD	14,174,378	(356,803)
Canadian Imperial Bank of Commerce	3/3/2015	GBP	969,500	USD	1,456,102	(40,629)
Canadian Imperial Bank of Commerce	3/3/2015	GBP	4,359,500	USD	6,684,857	(45,415)
Canadian Imperial Bank of Commerce	3/3/2015	GBP	580,000	USD	883,662	(11,752)
Canadian Imperial Bank of Commerce	3/3/2015	GBP	584,000	USD	899,886	(1,704)
Canadian Imperial Bank of Commerce	3/3/2015	GBP	3,507,500	USD	5,396,078	(18,861)
JP Morgan & Chase Co.	3/3/2015	GBP	57,830,000	USD	86,837,701	(2,441,259)
JP Morgan & Chase Co.	3/3/2015	GBP	869,000	USD	1,317,792	(23,786)
JP Morgan & Chase Co.	3/3/2015	GBP	5,214,000	USD	7,928,972	(120,492)
JP Morgan & Chase Co.	3/3/2015	GBP	2,883,500	USD	4,394,466	(57,132)
JP Morgan & Chase Co.	3/3/2015	GBP	2,924,000	USD	4,520,399	6,277
JP Morgan & Chase Co.	3/3/2015	GBP	294,000	USD	454,491	609
State Street Bank & Trust Co.	3/3/2015	GBP	57,830,000	USD	86,838,742	(2,440,218)
State Street Bank & Trust Co.	3/3/2015	GBP	869,000	USD	1,317,812	(23,766)
State Street Bank & Trust Co.	3/3/2015	GBP	5,214,000	USD	7,929,071	(120,393)
State Street Bank & Trust Co.	3/3/2015	GBP	2,883,500	USD	4,394,471	(57,126)
State Street Bank & Trust Co.	3/3/2015	GBP	2,924,000	USD	4,519,720	5,598
State Street Bank & Trust Co.	3/3/2015	GBP	294,000	USD	454,419	536
The Bank of New York Mellon	3/3/2015	GBP	7,020,000	USD	10,549,656	(287,942)
The Bank of New York Mellon	3/3/2015	GBP	929,000	USD	1,408,469	(25,737)
The Bank of New York Mellon	3/3/2015	GBP	82,000	USD	126,255	(339)
Barclays Bank PLC	3/3/2015	NOK	21,011,000	USD	2,708,638	(31,895)
Barclays Bank PLC	3/3/2015	NOK	3,460,500	USD	447,530	(3,834)
Barclays Bank PLC	3/3/2015	NOK	360,500	USD	47,103	82
Barclays Bank PLC	3/3/2015	NOK	1,634,500	USD	217,235	4,042
Barclays Bank PLC	3/3/2015	NOK	220,000	USD	28,833	138
Barclays Bank PLC	3/3/2015	NOK	221,000	USD	29,092	266
Barclays Bank PLC	3/3/2015	NOK	1,322,000	USD	175,553	3,120
Canadian Imperial Bank of Commerce	3/3/2015	NOK	21,011,000	USD	2,708,615	(31,919)
Canadian Imperial Bank of Commerce	3/3/2015	NOK	3,460,500	USD	447,521	(3,843)
Canadian Imperial Bank of Commerce	3/3/2015	NOK	360,500	USD	47,102	81
Canadian Imperial Bank of Commerce	3/3/2015	NOK	1,634,500	USD	217,238	4,044
Canadian Imperial Bank of Commerce	3/3/2015	NOK	220,000	USD	28,833	138
Canadian Imperial Bank of Commerce	3/3/2015	NOK	221,000	USD	29,092	266
Canadian Imperial Bank of Commerce	3/3/2015	NOK	1,322,000	USD	175,536	3,104
JP Morgan & Chase Co.	3/3/2015	NOK	21,011,000	USD	2,708,650	(31,884)
JP Morgan & Chase Co.	3/3/2015	NOK	327,500	USD	43,557	840
JP Morgan & Chase Co.	3/3/2015	NOK	1,937,000	USD	255,112	2,463
JP Morgan & Chase Co.	3/3/2015	NOK	1,082,500	USD	141,126	(68)
JP Morgan & Chase Co.	3/3/2015	NOK	1,102,000	USD	144,443	706
JP Morgan & Chase Co.	3/3/2015	NOK	110,500	USD	14,560	147
State Street Bank & Trust Co.	3/3/2015	NOK	21,011,000	USD	2,708,668	(31,866)

State Street Bank & Trust Co.	3/3/2015	NOK	327,500	USD	43,557	840
State Street Bank & Trust Co.	3/3/2015	NOK	1,937,000	USD	255,113	2,464
State Street Bank & Trust Co.	3/3/2015	NOK	1,082,500	USD	141,126	(68)
State Street Bank & Trust Co.	3/3/2015	NOK	1,102,000	USD	144,360	623
State Street Bank & Trust Co.	3/3/2015	NOK	110,500	USD	14,550	137
The Bank of New York Mellon	3/3/2015	NOK	2,430,000	USD	317,894	941
The Bank of New York Mellon	3/3/2015	NOK	385,000	USD	51,278	1,061
Barclays Bank PLC	3/3/2015	SEK	17,643,500	USD	2,132,774	16,413
Barclays Bank PLC	3/3/2015	SEK	1,816,000	USD	218,427	595
Barclays Bank PLC	3/3/2015	SEK	8,115,000	USD	984,600	11,195
Barclays Bank PLC	3/3/2015	SEK	1,092,500	USD	130,174	(873)
Barclays Bank PLC	3/3/2015	SEK	1,135,500	USD	134,746	(1,459)
Barclays Bank PLC	3/3/2015	SEK	6,800,000	USD	812,526	(3,143)
Canadian Imperial Bank of Commerce	3/3/2015	SEK	17,643,500	USD	2,132,807	16,446
Canadian Imperial Bank of Commerce	3/3/2015	SEK	1,816,000	USD	218,429	597
Canadian Imperial Bank of Commerce	3/3/2015	SEK	8,115,000	USD	984,609	11,204
Canadian Imperial Bank of Commerce	3/3/2015	SEK	1,092,500	USD	130,175	(872)
Canadian Imperial Bank of Commerce	3/3/2015	SEK	1,135,500	USD	134,746	(1,458)
Canadian Imperial Bank of Commerce	3/3/2015	SEK	6,800,000	USD	812,450	(3,219)
JP Morgan & Chase Co.	3/3/2015	SEK	1,621,000	USD	197,266	2,825
JP Morgan & Chase Co.	3/3/2015	SEK	9,676,000	USD	1,170,415	9,766
JP Morgan & Chase Co.	3/3/2015	SEK	5,439,500	USD	647,441	(5,035)
JP Morgan & Chase Co.	3/3/2015	SEK	5,733,500	USD	681,286	(6,455)
JP Morgan & Chase Co.	3/3/2015	SEK	574,500	USD	68,414	(498)
State Street Bank & Trust Co.	3/3/2015	SEK	1,621,000	USD	197,267	2,826
State Street Bank & Trust Co.	3/3/2015	SEK	9,676,000	USD	1,170,424	9,774
State Street Bank & Trust Co.	3/3/2015	SEK	5,439,500	USD	647,446	(5,029)
State Street Bank & Trust Co.	3/3/2015	SEK	5,733,500	USD	680,945	(6,796)
State Street Bank & Trust Co.	3/3/2015	SEK	574,500	USD	68,379	(533)
The Bank of New York Mellon	3/3/2015	SEK	12,630,000	USD	1,522,545	7,560
The Bank of New York Mellon	3/3/2015	SEK	2,115,000	USD	257,836	4,139
Barclays Bank PLC	3/3/2015	USD	50,400,844	CHF	47,780,000	(275,943)
Barclays Bank PLC	3/3/2015	USD	8,547,261	DKK	56,864,500	(18,719)
Barclays Bank PLC	3/3/2015	USD	167,672,094	EUR	149,487,000	(382,838)
Barclays Bank PLC	3/3/2015	USD	119,371,332	GBP	77,243,000	(122,244)
Barclays Bank PLC	3/3/2015	USD	3,699,682	NOK	28,229,500	(17,616)
Barclays Bank PLC	3/3/2015	USD	4,388,394	SEK	36,602,500	2,124
Canadian Imperial Bank of Commerce	3/3/2015	USD	50,400,844	CHF	47,780,000	(275,943)
Canadian Imperial Bank of Commerce	3/3/2015	USD	8,547,261	DKK	56,864,500	(18,719)
Canadian Imperial Bank of Commerce	3/3/2015	USD	167,672,094	EUR	149,487,000	(382,838)
Canadian Imperial Bank of Commerce	3/3/2015	USD	119,371,332	GBP	77,243,000	(122,244)
Canadian Imperial Bank of Commerce	3/3/2015	USD	3,699,682	NOK	28,229,500	(17,616)
Canadian Imperial Bank of Commerce	3/3/2015	USD	4,388,394	SEK	36,602,500	2,124
JP Morgan & Chase Co.	3/3/2015	USD	5,659,700	CHF	5,201,123	(203,321)
JP Morgan & Chase Co.	3/3/2015	USD	1,686,664	CHF	1,600,000	(8,141)
JP Morgan & Chase Co.	3/3/2015	USD	38,608,520	CHF	36,600,877	(211,380)
JP Morgan & Chase Co.	3/3/2015	USD	805,800	DKK	5,311,469	(9,185)
JP Morgan & Chase Co.	3/3/2015	USD	6,931,065	DKK	46,112,031	(15,179)
JP Morgan & Chase Co.	3/3/2015	USD	15,336,800	EUR	13,588,082	(130,527)
JP Morgan & Chase Co.	3/3/2015	USD	1,724,073	EUR	1,500,000	(45,439)
JP Morgan & Chase Co.	3/3/2015	USD	679,873	EUR	600,000	(8,419)
JP Morgan & Chase Co.	3/3/2015	USD	2,040,759	EUR	1,800,000	(26,399)
JP Morgan & Chase Co.	3/3/2015	USD	132,368,068	EUR	118,011,918	(302,230)
JP Morgan & Chase Co.	3/3/2015	USD	10,761,500	GBP	7,166,675	302,537
JP Morgan & Chase Co.	3/3/2015	USD	609,909	GBP	400,000	7,618
JP Morgan & Chase Co.	3/3/2015	USD	96,506,869	GBP	62,447,825	(98,830)
JP Morgan & Chase Co.	3/3/2015	USD	311,900	NOK	2,419,408	3,671
JP Morgan & Chase Co.	3/3/2015	USD	3,034,120	NOK	23,151,092	(14,447)
JP Morgan & Chase Co.	3/3/2015	USD	1,519,200	SEK	12,564,354	(12,089)
JP Morgan & Chase Co.	3/3/2015	USD	1,256,499	SEK	10,480,146	608
State Street Bank & Trust Co.	3/3/2015	USD	45,782,700	CHF	43,402,000	(250,659)
State Street Bank & Trust Co.	3/3/2015	USD	7,729,428	DKK	51,423,500	(16,928)
State Street Bank & Trust Co.	3/3/2015	USD	151,983,575	EUR	135,500,000	(347,017)
State Street Bank & Trust Co.	3/3/2015	USD	108,200,408	GBP	70,014,500	(110,805)
State Street Bank & Trust Co.	3/3/2015	USD	3,351,201	NOK	25,570,500	(15,956)
State Street Bank & Trust Co.	3/3/2015	USD	2,762,881	SEK	23,044,500	1,337
The Bank of New York Mellon	3/3/2015	USD	260,855	CHF	242,000	(6,978)
The Bank of New York Mellon	3/3/2015	USD	5,891,350	CHF	5,585,000	(32,255)
The Bank of New York Mellon	3/3/2015	USD	245,828	DKK	1,617,000	(3,310)
The Bank of New York Mellon	3/3/2015	USD	659,106	DKK	4,385,000	(1,443)
The Bank of New York Mellon	3/3/2015	USD	74,083	EUR	65,000	(1,343)

The Bank of New York Mellon	3/3/2015	USD	20,403	EUR	18,000	(260)
The Bank of New York Mellon	3/3/2015	USD	11,361	EUR	10,000	(170)
The Bank of New York Mellon	3/3/2015	USD	17,793,719	EUR	15,866,000	(38,253)
The Bank of New York Mellon	3/3/2015	USD	18,408	GBP	12,000	118
The Bank of New York Mellon	3/3/2015	USD	39,883	GBP	26,000	256
The Bank of New York Mellon	3/3/2015	USD	1,981	GBP	1,300	26
The Bank of New York Mellon	3/3/2015	USD	27,423	GBP	18,000	365
The Bank of New York Mellon	3/3/2015	USD	252,503	GBP	164,000	683
The Bank of New York Mellon	3/3/2015	USD	43,267	GBP	28,000	(40)
The Bank of New York Mellon	3/3/2015	USD	12,024,283	GBP	7,781,700	(10,759)
The Bank of New York Mellon	3/3/2015	USD	31,652	NOK	240,000	(348)
The Bank of New York Mellon	3/3/2015	USD	337,473	NOK	2,575,000	(1,607)
The Bank of New York Mellon	3/3/2015	USD	1,767,827	SEK	14,745,000	856
Barclays Bank PLC	3/4/2015	SEK	107,109,000	USD	12,950,527	102,514
Canadian Imperial Bank of Commerce	3/4/2015	SEK	107,109,000	USD	12,950,689	102,676
JP Morgan & Chase Co.	3/4/2015	SEK	107,109,000	USD	12,950,768	102,755
State Street Bank & Trust Co.	3/4/2015	SEK	107,109,000	USD	12,950,808	102,795
Barclays Bank PLC	3/4/2015	USD	12,841,823	SEK	107,109,000	6,190
Canadian Imperial Bank of Commerce	3/4/2015	USD	12,841,651	SEK	107,109,000	6,362
JP Morgan & Chase Co.	3/4/2015	USD	12,841,651	SEK	107,109,000	6,362
State Street Bank & Trust Co.	3/4/2015	USD	12,841,740	SEK	107,109,000	6,273
Barclays Bank PLC	4/2/2015	CHF	47,780,000	USD	50,458,861	266,089
Canadian Imperial Bank of Commerce	4/2/2015	CHF	47,780,000	USD	50,457,262	264,490
JP Morgan & Chase Co.	4/2/2015	CHF	1,139,000	USD	1,197,267	751
JP Morgan & Chase Co.	4/2/2015	CHF	14,412,000	USD	15,216,175	76,404
JP Morgan & Chase Co.	4/2/2015	CHF	36,600,877	USD	38,643,169	194,037
JP Morgan & Chase Co.	4/2/2015	CHF	565,500	USD	593,649	(407)
State Street Bank & Trust Co.	4/2/2015	CHF	43,402,000	USD	45,832,981	239,287
State Street Bank & Trust Co.	4/2/2015	CHF	565,500	USD	593,688	(368)
The Bank of New York Mellon	4/2/2015	CHF	5,585,000	USD	5,898,070	31,041
Barclays Bank PLC	4/2/2015	EUR	149,487,000	USD	167,724,414	368,672
Canadian Imperial Bank of Commerce	4/2/2015	EUR	149,487,000	USD	167,724,414	368,672
JP Morgan & Chase Co.	4/2/2015	EUR	162,000	USD	181,393	28
JP Morgan & Chase Co.	4/2/2015	EUR	36,926,000	USD	41,429,864	89,961
JP Morgan & Chase Co.	4/2/2015	EUR	118,011,918	USD	132,405,832	287,507
JP Morgan & Chase Co.	4/2/2015	EUR	1,793,500	USD	2,007,671	(213)
State Street Bank & Trust Co.	4/2/2015	EUR	135,500,000	USD	152,032,762	335,938
State Street Bank & Trust Co.	4/2/2015	EUR	1,793,500	USD	2,007,400	(484)
The Bank of New York Mellon	4/2/2015	EUR	15,866,000	USD	17,799,272	36,750
Barclays Bank PLC	4/2/2015	GBP	77,243,000	USD	119,346,383	124,536
Canadian Imperial Bank of Commerce	4/2/2015	GBP	77,243,000	USD	119,345,070	123,222
JP Morgan & Chase Co.	4/2/2015	GBP	919,000	USD	1,418,344	(100)
JP Morgan & Chase Co.	4/2/2015	GBP	7,455,000	USD	11,518,273	11,744
JP Morgan & Chase Co.	4/2/2015	GBP	62,447,825	USD	96,484,388	98,371
JP Morgan & Chase Co.	4/2/2015	GBP	882,000	USD	1,361,390	54
State Street Bank & Trust Co.	4/2/2015	GBP	70,014,500	USD	108,178,144	113,231
State Street Bank & Trust Co.	4/2/2015	GBP	882,000	USD	1,361,176	(160)
The Bank of New York Mellon	4/2/2015	GBP	7,781,700	USD	12,021,715	10,935
Barclays Bank PLC	4/2/2015	SEK	36,602,500	USD	4,389,512	(2,492)
Barclays Bank PLC	4/2/2015	SEK	107,109,000	USD	12,844,920	(7,292)
Canadian Imperial Bank of Commerce	4/2/2015	SEK	36,602,500	USD	4,389,542	(2,462)
Canadian Imperial Bank of Commerce	4/2/2015	SEK	107,109,000	USD	12,845,008	(7,204)
JP Morgan & Chase Co.	4/2/2015	SEK	2,933,000	USD	351,021	(916)
JP Morgan & Chase Co.	4/2/2015	SEK	10,480,146	USD	1,256,770	(762)
JP Morgan & Chase Co.	4/2/2015	SEK	38,684,000	USD	4,638,953	(2,813)
JP Morgan & Chase Co.	4/2/2015	SEK	107,109,000	USD	12,844,423	(7,789)
JP Morgan & Chase Co.	4/2/2015	SEK	1,734,500	USD	208,105	(21)
State Street Bank & Trust Co.	4/2/2015	SEK	23,044,500	USD	2,763,652	(1,501)
State Street Bank & Trust Co.	4/2/2015	SEK	107,109,000	USD	12,845,236	(6,976)
State Street Bank & Trust Co.	4/2/2015	SEK	1,734,500	USD	208,017	(109)
The Bank of New York Mellon	4/2/2015	SEK	14,745,000	USD	1,768,325	(956)
JP Morgan & Chase Co.	4/2/2015	USD	255,096	CHF	243,000	175
JP Morgan & Chase Co.	4/2/2015	USD	1,876,140	EUR	1,676,000	199
JP Morgan & Chase Co.	4/2/2015	USD	435,274	GBP	282,000	(17)
JP Morgan & Chase Co.	4/2/2015	USD	64,069	SEK	534,000	6
Barclays Bank PLC	4/7/2015	DKK	56,864,500	USD	8,555,661	15,271
Canadian Imperial Bank of Commerce	4/7/2015	DKK	56,864,500	USD	8,557,422	17,032
JP Morgan & Chase Co.	4/7/2015	DKK	172,000	USD	25,825	(7)
JP Morgan & Chase Co.	4/7/2015	DKK	16,574,000	USD	2,494,037	4,814
JP Morgan & Chase Co.	4/7/2015	DKK	46,112,031	USD	6,938,888	13,394
JP Morgan & Chase Co.	4/7/2015	DKK	698,500	USD	104,890	(17)

State Street Bank & Trust Co.	4/7/2015	DKK	51,423,500	USD	7,738,603	15,388
State Street Bank & Trust Co.	4/7/2015	DKK	698,500	USD	104,855	(52)
The Bank of New York Mellon	4/7/2015	DKK	4,385,000	USD	659,899	1,322
Barclays Bank PLC	4/7/2015	NOK	28,229,500	USD	3,696,206	17,808
Canadian Imperial Bank of Commerce	4/7/2015	NOK	28,229,500	USD	3,696,207	17,809
JP Morgan & Chase Co.	4/7/2015	NOK	171,000	USD	22,275	(7)
JP Morgan & Chase Co.	4/7/2015	NOK	5,972,000	USD	781,936	3,765
JP Morgan & Chase Co.	4/7/2015	NOK	23,151,092	USD	3,031,259	14,595
JP Morgan & Chase Co.	4/7/2015	NOK	331,500	USD	43,202	7
State Street Bank & Trust Co.	4/7/2015	NOK	25,570,500	USD	3,348,085	16,164
State Street Bank & Trust Co.	4/7/2015	NOK	331,500	USD	43,171	(25)
The Bank of New York Mellon	4/7/2015	NOK	2,575,000	USD	337,157	1,626
JP Morgan & Chase Co.	4/7/2015	USD	109,620	DKK	730,000	18

Total net unrealized appreciation						$2,958,877

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2015.

Currency Abbreviations

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - Pound Sterling

NOK - Norwegian Krone

SEK - Swedish Krona

USD - U.S. Dollar

*	Non-income producing security.

144A: Security exempt from registration under Rule 144A of the securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	Affiliated issuer. This security is owned in proportion with its representation in the index. The table below shows the transactions in and earnings from investments in Deutsche Bank AG securities for the nine months ended February 28, 2015.

	Fair Value 5/31/2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Fair Value 2/28/2015	Dividend Income
Deutsche Bank AG (Common Stock)	$728,748	$6,950,509	$(171,430)	$268,342	$(81,281)	$7,694,888	$—

(b)	Listed on the London Stock Exchange.
(c)	At February 28, 2015, the aggregate cost of investments for Federal income tax purposes was $1,439,462,102. The net unrealized appreciation was $38,812,199 which consisted of aggregate gross unrealized appreciation of $60,219,483 and aggregate gross unrealized depreciation of $21,407,284.

CDI - Chess Depositary Interest.

FDR - Fiduciary Depositary Receipt.

REIT - Real Estate Investment Trust.

RSP - Risparmio (Convertible Savings Shares).

SDR - Swedish Depositary Receipt.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Germany Hedged Equity ETF

February 28, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 92.7%
Basic Materials - 13.3%
BASF SE	73,526	$7,047,181
Brenntag AG	12,370	723,275
K+S AG	13,790	444,816
LANXESS AG	7,266	374,309
Linde AG	14,868	3,024,778
Symrise AG	9,873	627,987
ThyssenKrupp AG	36,245	964,916

		13,207,262

Communications - 7.1%
Axel Springer SE	3,152	203,345
Deutsche Telekom AG	254,157	4,741,162
Kabel Deutschland Holding AG*	1,773	246,024
ProSiebenSat.1 Media AG	17,515	860,344
RTL Group SA (Luxembourg)	3,081	305,128
Telefonica Deutschland Holding AG*	47,227	259,806
United Internet AG	9,846	441,551

		7,057,360

Consumer, Cyclical - 15.8%
adidas AG	16,750	1,301,395
Bayerische Motoren Werke AG	26,506	3,351,736
Continental AG	8,807	2,102,161
Daimler AG	77,079	7,461,901
Deutsche Lufthansa AG	18,290	268,122
Hugo Boss AG	4,509	580,263
Volkswagen AG	2,355	583,334

		15,648,912

Consumer, Non-cyclical - 16.9%
Bayer AG	66,199	9,782,210
Beiersdorf AG	8,071	701,139
Celesio AG	4,042	124,817
Fresenius Medical Care AG & Co. KGaA	17,413	1,425,784
Fresenius SE & Co. KGaA	30,338	1,737,538
Henkel AG & Co. KGaA	9,360	984,684
Merck KGaA	10,346	1,067,457
Metro AG	12,973	434,287
QIAGEN NV (Netherlands)*	18,618	468,252

		16,726,168

Diversified - 0.7%
GEA Group AG	14,611	722,686

Financial - 17.3%
Allianz SE	36,584	6,124,490
Commerzbank AG*	77,469	1,045,062
Deutsche Annington Immobilien SE	27,610	1,065,167
Deutsche Bank AG (a)	110,415	3,629,552
Deutsche Boerse AG	15,452	1,260,548
Deutsche Wohnen AG	23,242	640,727
Hannover Rueck SE	4,829	465,543
Muenchener Rueckversicherungs-Gesellschaft AG	13,845	2,873,982

		17,105,071

Industrial - 11.6%
Deutsche Post AG	77,469	2,638,014
Fraport AG Frankfurt Airport Services Worldwide	2,940	177,528
HeidelbergCement AG	11,282	898,020
MAN SE	2,801	300,279
OSRAM Licht AG	7,058	323,669
Siemens AG	63,473	7,090,122

		11,427,632

Technology - 6.3%
Infineon Technologies AG	90,280	1,045,127
SAP SE	73,759	5,186,786

		6,231,913

Utilities - 3.7%
E.ON SE	160,185	2,589,325
RWE AG	39,176	1,095,334

		3,684,659

TOTAL COMMON STOCKS
(Cost $89,750,722)		91,811,663

PREFERRED STOCKS - 6.8%
Basic Materials - 0.2%
FUCHS PETROLUB SE	5,527	230,606

Consumer, Cyclical - 4.9%
Bayerische Motoren Werke AG	4,311	416,811
Porsche Automobil Holding SE	12,259	1,135,194
Volkswagen AG	13,014	3,284,010

		4,836,015

Consumer, Non-cyclical - 1.7%
Henkel AG & Co. KGaA	14,263	1,689,464

TOTAL PREFERRED STOCKS
(Cost $6,540,906)		6,756,085

TOTAL INVESTMENTS - 99.5%
(Cost $96,291,628) (b)		$98,567,748
Other assets less liabilities - 0.5%		479,408

NET ASSETS - 100.0%		$99,047,156

As of February 28, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Barclays Bank PLC	3/3/2015	EUR	11,546,000	USD	13,032,086	$111,084
Barclays Bank PLC	3/3/2015	EUR	1,149,500	USD	1,301,548	15,155
Barclays Bank PLC	3/3/2015	EUR	1,155,000	USD	1,318,989	26,441
Barclays Bank PLC	3/3/2015	EUR	4,098,000	USD	4,655,877	69,850
Barclays Bank PLC	3/3/2015	EUR	3,571,500	USD	4,058,778	61,951
Canadian Imperial Bank of Commerce	3/3/2015	EUR	11,546,000	USD	13,032,028	111,026
Canadian Imperial Bank of Commerce	3/3/2015	EUR	1,149,500	USD	1,301,544	15,152
Canadian Imperial Bank of Commerce	3/3/2015	EUR	4,098,000	USD	4,655,451	69,424
Canadian Imperial Bank of Commerce	3/3/2015	EUR	3,571,500	USD	4,058,438	61,612
JP Morgan & Chase Co.	3/3/2015	EUR	11,546,000	USD	13,031,912	110,911
JP Morgan & Chase Co.	3/3/2015	EUR	2,312,000	USD	2,634,300	46,966
JP Morgan & Chase Co.	3/3/2015	EUR	1,162,000	USD	1,326,178	25,796
JP Morgan & Chase Co.	3/3/2015	EUR	1,775,500	USD	2,011,807	24,864
JP Morgan & Chase Co.	3/3/2015	EUR	2,979,000	USD	3,379,369	45,603
State Street Bank & Trust Co.	3/3/2015	EUR	11,546,000	USD	13,032,190	111,188
State Street Bank & Trust Co.	3/3/2015	EUR	2,312,000	USD	2,634,344	47,010
State Street Bank & Trust Co.	3/3/2015	EUR	1,775,500	USD	2,011,578	24,635
State Street Bank & Trust Co.	3/3/2015	EUR	2,979,000	USD	3,378,934	45,168
The Bank of New York Mellon	3/3/2015	EUR	315,000	USD	357,276	4,763
The Bank of New York Mellon	3/3/2015	EUR	219,000	USD	251,603	6,522
Barclays Bank PLC	3/3/2015	USD	588,429	EUR	524,611	(1,343)
Barclays Bank PLC	3/3/2015	USD	24,367,277	EUR	21,724,493	(55,637)
Canadian Imperial Bank of Commerce	3/3/2015	USD	23,047,462	EUR	20,547,819	(52,623)
JP Morgan & Chase Co.	3/3/2015	USD	57,469	EUR	50,000	(1,515)
JP Morgan & Chase Co.	3/3/2015	USD	91,460	EUR	80,000	(1,933)
JP Morgan & Chase Co.	3/3/2015	USD	85,102	EUR	75,000	(1,170)
JP Morgan & Chase Co.	3/3/2015	USD	226,160	EUR	200,000	(2,342)
JP Morgan & Chase Co.	3/3/2015	USD	258,610	EUR	228,000	(3,458)
JP Morgan & Chase Co.	3/3/2015	USD	226,751	EUR	200,000	(2,933)
JP Morgan & Chase Co.	3/3/2015	USD	450,246	EUR	400,000	(2,610)
JP Morgan & Chase Co.	3/3/2015	USD	20,987,768	EUR	18,711,512	(47,920)
State Street Bank & Trust Co.	3/3/2015	USD	21,057,045	EUR	18,773,276	(48,078)
The Bank of New York Mellon	3/3/2015	USD	20,449	EUR	18,000	(306)
JP Morgan & Chase Co.	4/2/2015	EUR	23,000	USD	25,753	4
JP Morgan & Chase Co.	4/2/2015	EUR	4,884,000	USD	5,479,701	11,899
JP Morgan & Chase Co.	4/2/2015	EUR	1,226,500	USD	1,372,963	(146)
State Street Bank & Trust Co.	4/2/2015	EUR	1,226,500	USD	1,372,777	(331)
Barclays Bank PLC	4/7/2015	EUR	524,411	USD	588,429	1,300
Barclays Bank PLC	4/7/2015	EUR	21,716,226	USD	24,367,277	53,823
Canadian Imperial Bank of Commerce	4/7/2015	EUR	20,540,311	USD	23,047,462	50,560
JP Morgan & Chase Co.	4/7/2015	EUR	18,704,842	USD	20,987,768	45,855
State Street Bank & Trust Co.	4/7/2015	EUR	18,766,031	USD	21,057,045	46,624

Total net unrealized appreciation						$1,022,841

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2015.

Currency Abbreviations

EUR - Euro

USD - U.S. Dollar

As of February 28, 2015, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation(1)
DAX Index Futures	1	$318,494	3/20/2015	$51,167

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2015.
*	Non-income producing security.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index. The table below shows the transactions in and earnings from investments in Deutsche Bank AG securities for the nine months ended February 28, 2015.

	Fair Value 5/31/2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Fair Value 2/28/2015	Dividend Income
Deutsche Bank AG (Common Stock)	$1,459,644	$2,703,414	$(259,238)	$(144,941)	$(129,327)	$3,629,552	$—

(b)	At February 28, 2015, the aggregate cost of investments for Federal income tax purposes was $96,337,510. The net unrealized appreciation was $2,230,238 which consisted of aggregate gross unrealized appreciation of $3,852,021 and aggregate unrealized depreciation of $1,621,783.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Japan Hedged Equity ETF

February 28, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.5%
Basic Materials - 5.6%
AIR WATER, Inc.	40,500	$708,602
Asahi Kasei Corp.	352,000	3,636,966
Daicel Corp.	76,900	997,691
Hitachi Chemical Co. Ltd.	30,700	677,774
Hitachi Metals Ltd.	58,600	943,968
JFE Holdings, Inc.	137,600	3,436,405
JSR Corp.	48,700	891,154
Kaneka Corp.	67,000	444,146
Kansai Paint Co. Ltd.	63,000	1,134,395
Kobe Steel Ltd.	861,000	1,698,608
Kuraray Co. Ltd.	99,500	1,368,255
Mitsubishi Chemical Holdings Corp.	373,500	2,079,111
Mitsubishi Gas Chemical Co., Inc.	92,000	476,054
Mitsubishi Materials Corp.	314,000	1,081,446
Mitsui Chemicals, Inc.	238,000	732,155
Nippon Paint Holdings Co. Ltd.	40,500	1,405,016
Nippon Steel & Sumitomo Metal Corp.	2,090,145	5,552,753
Nitto Denko Corp.	43,400	2,750,027
Oji Holdings Corp.	233,000	983,616
Shin-Etsu Chemical Co. Ltd.	113,800	7,803,565
Sumitomo Chemical Co. Ltd.	417,000	1,948,614
Sumitomo Metal Mining Co. Ltd.	143,000	2,257,517
Taiyo Nippon Sanso Corp.	36,000	555,235
Teijin Ltd.	282,000	954,734
Yamato Kogyo Co. Ltd.	9,100	245,329

		44,763,136

Communications - 6.8%
Dentsu, Inc.	61,300	2,669,785
Hakuhodo DY Holdings, Inc.	67,100	741,536
Hikari Tsushin, Inc.	4,000	259,478
Kakaku.com, Inc.	40,200	666,723
KDDI Corp.	162,384	11,253,194
M3, Inc.	52,400	1,164,298
Mixi, Inc.	8,900	326,984
Nippon Telegraph & Telephone Corp.	104,800	6,500,447
NTT DOCOMO, Inc.	423,100	7,514,115
Rakuten, Inc.	221,400	3,686,761
SBI Holdings, Inc.	59,928	746,940
SoftBank Corp.	267,900	16,498,385
Trend Micro, Inc.	30,900	1,051,310
Yahoo Japan Corp.	400,900	1,611,978

		54,691,934

Consumer, Cyclical - 26.9%
ABC-Mart, Inc.	6,300	353,906
Aeon Co. Ltd.	181,100	1,937,032
AISIN SEIKI Co. Ltd.	51,800	1,907,452
ANA Holdings, Inc.	334,000	906,861
ASICS Corp.	44,300	1,159,114
Bandai Namco Holdings, Inc.	48,500	880,196
Bridgestone Corp.	181,100	6,939,707
Citizen Holdings Co. Ltd.	74,300	563,345
Daihatsu Motor Co. Ltd.	51,000	729,881
Daiwa House Industry Co. Ltd.	162,900	3,203,530
DENSO Corp.	133,600	6,274,314
Don Quijote Holdings Co. Ltd.	18,100	1,405,634
FamilyMart Co. Ltd.	18,000	812,539
Fast Retailing Co. Ltd.	14,500	5,615,758
Fuji Heavy Industries Ltd.	161,800	5,492,747
Hino Motors Ltd.	73,000	1,111,858
Hitachi High-Technologies Corp.	18,200	562,926
Honda Motor Co. Ltd.	454,700	15,012,227
Iida Group Holdings Co. Ltd.	44,000	609,471
Isetan Mitsukoshi Holdings Ltd.	91,100	1,392,869
Isuzu Motors Ltd.	166,100	2,411,834
ITOCHU Corp.	440,200	4,930,976
J. Front Retailing Co. Ltd.	69,000	988,640
Japan Airlines Co. Ltd.	34,278	1,054,487
JTEKT Corp.	60,700	951,411
Koito Manufacturing Co. Ltd.	28,900	925,283
Lawson, Inc.	19,700	1,287,808
Marubeni Corp.	455,400	2,798,069
Marui Group Co. Ltd.	68,400	801,073
Mazda Motor Corp.	149,100	3,185,786
McDonald’s Holdings Co. Japan Ltd.	22,000	485,333
Mitsubishi Corp.	382,500	7,643,605
Mitsubishi Logistics Corp.	30,000	461,442
Mitsubishi Motors Corp.	177,400	1,570,463
Mitsui & Co. Ltd.	471,700	6,555,496
NGK Insulators Ltd.	71,000	1,383,498
NGK Spark Plug Co. Ltd.	48,800	1,382,922
NHK Spring Co. Ltd.	44,700	464,469
Nintendo Co. Ltd.	30,100	3,215,699
Nissan Motor Co. Ltd.	686,300	7,251,688
Nitori Holdings Co. Ltd.	20,600	1,363,862
NOK Corp.	28,600	836,782
Oriental Land Co. Ltd.	13,700	3,691,126
Panasonic Corp.	610,000	7,623,406
Sankyo Co. Ltd.	11,600	437,333
Sanrio Co. Ltd.	11,700	344,276

Sega Sammy Holdings, Inc.	49,600	754,210
Sekisui Chemical Co. Ltd.	116,000	1,488,485
Sekisui House Ltd.	152,900	2,061,034
Sharp Corp.*	427,000	906,650
Shimamura Co. Ltd.	5,300	513,496
Shimano, Inc.	23,200	3,490,909
Sony Corp.	320,300	9,142,440
Stanley Electric Co. Ltd.	40,200	951,694
Sumitomo Corp.	309,800	3,405,534
Sumitomo Electric Industries Ltd.	206,500	2,677,379
Sumitomo Rubber Industries Ltd.	46,100	796,947
Suzuki Motor Corp.	102,200	3,229,392
Takashimaya Co. Ltd.	77,000	719,632
Toho Co. Ltd.	32,800	796,522
Toray Industries, Inc.	402,000	3,337,314
Toyoda Gosei Co. Ltd.	21,600	477,412
Toyota Industries Corp.	45,000	2,539,185
Toyota Motor Corp.	761,900	51,353,811
Toyota Tsusho Corp.	60,000	1,662,696
USS Co. Ltd.	63,900	1,129,234
Yamada Denki Co. Ltd.	238,900	1,036,482
Yamaha Corp.	45,300	767,213
Yamaha Motor Co. Ltd.	72,600	1,803,697
Yokohama Rubber Co. Ltd. (The)	49,000	498,090

		216,457,592

Consumer, Non-cyclical - 13.7%
Ajinomoto Co., Inc.	162,000	3,110,671
Alfresa Holdings Corp.	47,300	658,740
Asahi Group Holdings Ltd.	107,800	3,331,099
Astellas Pharma, Inc.	598,200	9,506,192
Benesse Holdings, Inc.	20,000	636,991
Calbee, Inc.	21,800	823,707
Chugai Pharmaceutical Co. Ltd.	63,200	1,925,718
Dai Nippon Printing Co. Ltd.	153,000	1,482,357
Daiichi Sankyo Co. Ltd.	178,000	2,785,505
Eisai Co. Ltd.	70,400	3,673,453
Hisamitsu Pharmaceutical Co., Inc.	15,800	589,735
Japan Tobacco, Inc.	304,900	9,614,067
Kao Corp.	143,800	6,431,181
Kikkoman Corp.	40,000	1,158,621
Kirin Holdings Co. Ltd.	227,400	2,974,021
Kyowa Hakko Kirin Co. Ltd.	62,000	748,924
Medipal Holdings Corp.	37,700	479,030
MEIJI Holdings Co. Ltd.	18,700	2,230,713
Miraca Holdings, Inc.	14,900	714,951
Mitsubishi Tanabe Pharma Corp.	65,100	1,096,020
NH Foods Ltd.	46,600	1,060,746
Nisshin Seifun Group, Inc.	62,485	745,902
Nissin Foods Holdings Co. Ltd.	18,100	897,246
Olympus Corp.*	67,300	2,438,834
Ono Pharmaceutical Co. Ltd.	24,100	2,397,409
Otsuka Holdings Co. Ltd.	108,700	3,257,138
Park24 Co. Ltd.	29,400	554,453
Recruit Holdings Co. Ltd.*	40,400	1,264,769
Santen Pharmaceutical Co. Ltd.	22,000	1,473,103
Secom Co. Ltd.	59,700	3,716,496
Seven & I Holdings Co. Ltd.	209,700	8,017,245
Shimadzu Corp.	57,000	615,624
Shionogi & Co. Ltd.	81,700	2,400,631
Shiseido Co. Ltd.	100,500	1,758,802
Sumitomo Dainippon Pharma Co. Ltd.	43,300	472,364
Suntory Beverage & Food Ltd.	39,300	1,475,085
Suzuken Co. Ltd.	20,900	659,540
Sysmex Corp.	40,800	2,189,643
Taisho Pharmaceutical Holdings Co. Ltd.	7,500	510,345
Takeda Pharmaceutical Co. Ltd.	220,500	11,286,282
Terumo Corp.	84,700	2,336,552
Toppan Printing Co. Ltd.	152,000	1,090,207
Toyo Suisan Kaisha Ltd.	25,600	913,789
Unicharm Corp.	104,100	2,879,991
Yakult Honsha Co. Ltd.	25,500	1,615,799
Yamazaki Baking Co. Ltd.	26,400	439,172

		110,438,863

Energy - 0.9%
Idemitsu Kosan Co. Ltd.	26,900	472,900
INPEX Corp.	240,800	2,855,380
JX Holdings, Inc.	618,400	2,506,685
Showa Shell Sekiyu KK	50,700	485,703
TonenGeneral Sekiyu KK	76,000	717,910

		7,038,578

Financial - 18.6%
Acom Co. Ltd.*	112,900	362,413
AEON Financial Service Co. Ltd.	33,000	757,241
AEON Mall Co. Ltd.	32,950	637,102
Aozora Bank Ltd.	333,000	1,199,774
Bank of Kyoto Ltd. (The)	93,000	910,370
Bank of Yokohama Ltd. (The)	327,000	2,026,648
Chiba Bank Ltd. (The)	220,000	1,657,012
Chugoku Bank Ltd. (The)	44,100	678,688
Credit Saison Co. Ltd.	40,800	776,266
Dai-ichi Life Insurance Co. Ltd. (The)	299,300	4,524,841
Daito Trust Construction Co. Ltd.	21,600	2,335,599
Daiwa Securities Group, Inc.	461,000	3,718,444
Fukuoka Financial Group, Inc.	228,000	1,221,718
Gunma Bank Ltd. (The)	102,000	729,028
Hachijuni Bank Ltd. (The)	111,000	830,470

Hiroshima Bank Ltd. (The)	136,100	747,483
Hokuhoku Financial Group, Inc.	347,000	820,907
Hulic Co. Ltd.	68,300	745,662
Iyo Bank Ltd. (The)	69,300	863,172
Japan Exchange Group, Inc.	72,220	2,034,536
Japan Prime Realty Investment Corp. REIT	229	822,199
Japan Real Estate Investment Corp. REIT	348	1,733,818
Japan Retail Fund Investment Corp. REIT	677	1,451,624
Joyo Bank Ltd. (The)	198,000	1,062,621
Mitsubishi Estate Co. Ltd.	348,900	8,147,562
Mitsubishi UFJ Financial Group, Inc.	3,553,900	23,104,435
Mitsubishi UFJ Lease & Finance Co. Ltd.	140,300	677,897
Mitsui Fudosan Co. Ltd.	270,900	7,442,532
Mizuho Financial Group, Inc.	6,462,040	11,911,221
MS&AD Insurance Group Holdings, Inc.	141,400	3,904,236
Nippon Building Fund, Inc. REIT	388	1,946,082
Nippon Prologis REIT, Inc.	411	948,263
Nomura Holdings, Inc.	1,012,300	6,219,774
Nomura Real Estate Holdings, Inc.	35,300	623,228
NTT Urban Development Corp.	33,200	339,979
ORIX Corp.	365,460	5,182,887
Resona Holdings, Inc.	610,300	3,426,353
Seibu Holdings, Inc.	34,300	874,525
Seven Bank Ltd.	163,400	792,242
Shinsei Bank Ltd.	455,000	874,817
Shizuoka Bank Ltd. (The)	145,000	1,486,061
Sompo Japan Nipponkoa Holdings, Inc.	91,450	2,845,366
Sony Financial Holdings, Inc.	46,800	708,895
Sumitomo Mitsui Financial Group, Inc.	354,700	14,112,390
Sumitomo Mitsui Trust Holdings, Inc.	912,900	3,781,333
Sumitomo Realty & Development Co. Ltd.	98,000	3,367,841
Suruga Bank Ltd.	49,200	1,033,971
T&D Holdings, Inc.	162,600	2,111,591
Tokio Marine Holdings, Inc.	191,800	6,975,347
Tokyo Tatemono Co. Ltd.	112,000	833,271
Tokyu Fudosan Holdings Corp.	139,200	950,691
United Urban Investment Corp. REIT	722	1,172,100
Yamaguchi Financial Group, Inc.	57,500	676,301

		149,118,827

Industrial - 20.9%
Amada Co. Ltd.	100,200	947,345
Asahi Glass Co. Ltd.	286,000	1,802,667
Brother Industries Ltd.	68,600	1,156,093
Casio Computer Co. Ltd.	59,900	1,048,532
Central Japan Railway Co.	39,798	7,402,345
Chiyoda Corp.	38,000	308,447
Daikin Industries Ltd.	65,900	4,295,275
East Japan Railway Co.	92,900	7,793,116
FANUC Corp.	53,100	10,184,991
Fuji Electric Co. Ltd.	148,000	712,627
FUJIFILM Holdings Corp.	128,800	4,438,688
Hamamatsu Photonics KK	21,200	1,180,288
Hankyu Hanshin Holdings, Inc.	322,000	2,037,651
Hirose Electric Co. Ltd.	8,200	1,076,882
Hitachi Construction Machinery Co. Ltd.	31,400	580,884
Hitachi Ltd.	1,351,000	9,238,186
Hoya Corp.	117,700	4,749,816
IBIDEN Co. Ltd.	34,500	580,552
IHI Corp.	383,000	1,783,331
Japan Display, Inc.*	103,600	423,493
JGC Corp.	56,000	1,148,790
Kajima Corp.	245,000	1,161,254
Kamigumi Co. Ltd.	56,000	545,839
Kawasaki Heavy Industries Ltd.	390,000	1,848,527
Keihan Electric Railway Co. Ltd.	138,800	873,700
Keikyu Corp.	128,000	1,041,120
Keio Corp.	152,000	1,263,014
Keisei Electric Railway Co. Ltd.	75,000	1,015,674
Keyence Corp.	12,410	6,338,566
Kintetsu Corp.	493,000	1,912,242
Komatsu Ltd.	259,500	5,400,420
Konica Minolta, Inc.	128,200	1,307,452
Kubota Corp.	317,000	5,152,823
Kurita Water Industries Ltd.	30,000	742,571
Kyocera Corp.	89,200	4,504,553
LIXIL Group Corp.	75,800	1,805,893
Mabuchi Motor Co. Ltd.	13,400	678,821
Makita Corp.	33,200	1,579,168
Maruichi Steel Tube Ltd.	11,200	266,834
Minebea Co. Ltd.	86,500	1,305,906
Mitsubishi Electric Corp.	535,000	6,265,705
Mitsubishi Heavy Industries Ltd.	835,000	4,625,743
Mitsui OSK Lines Ltd.	317,000	1,131,528
Murata Manufacturing Co. Ltd.	57,800	7,124,439
Nabtesco Corp.	33,300	893,567
Nagoya Railroad Co. Ltd.	246,600	1,043,090
NEC Corp.	709,000	2,157,375
Nidec Corp.	61,600	4,156,616
Nikon Corp.	92,900	1,199,837
Nippon Electric Glass Co. Ltd.	95,000	474,901
Nippon Express Co. Ltd.	247,000	1,381,342
Nippon Yusen KK	447,000	1,341,467
NSK Ltd.	128,000	1,782,637
Obayashi Corp.	196,000	1,338,617
Odakyu Electric Railway Co. Ltd.	191,000	1,991,030
Omron Corp.	58,300	2,573,241
Rinnai Corp.	9,900	696,828
Shimizu Corp.	181,700	1,295,633

SMC Corp.	14,700	4,088,966
Sumitomo Heavy Industries Ltd.	150,000	931,661
Taiheiyo Cement Corp.	338,000	1,130,199
Taisei Corp.	291,000	1,756,339
THK Co. Ltd.	32,900	792,625
Tobu Railway Co. Ltd.	291,000	1,444,966
Tokyu Corp.	319,000	2,162,667
Toshiba Corp.	1,118,000	4,620,599
TOTO Ltd.	76,700	1,066,907
Toyo Seikan Group Holdings Ltd.	44,300	606,961
West Japan Railway Co.	45,400	2,586,804
Yamato Holdings Co. Ltd.	101,900	2,385,120
Yaskawa Electric Corp.	65,700	917,191
Yokogawa Electric Corp.	62,900	666,727

		168,265,704

Technology - 3.8%
Advantest Corp.	43,500	575,637
Canon, Inc.	316,000	10,273,137
COLOPL, Inc.	11,900	291,469
Fujitsu Ltd.	505,000	3,043,298
GungHo Online Entertainment, Inc.	113,000	388,238
Itochu Techno-Solutions Corp.	5,700	223,950
Konami Corp.	29,800	602,352
Nexon Co. Ltd.	36,300	375,669
Nomura Research Institute Ltd.	32,600	1,140,489
NTT Data Corp.	35,000	1,443,887
Oracle Corp. Japan	9,100	397,852
OTSUKA Corp.	11,300	447,749
Ricoh Co. Ltd.	194,700	1,934,386
ROHM Co. Ltd.	27,600	1,778,859
Seiko Epson Corp.	36,000	1,322,633
TDK Corp.	34,400	2,421,300
Tokyo Electron Ltd.	47,000	3,532,121

		30,193,026

Utilities - 2.3%
Chubu Electric Power Co., Inc.*	178,700	2,201,913
Chugoku Electric Power Co., (The), Inc.	83,000	1,092,790
Electric Power Development Co. Ltd.	32,600	1,088,711
Hokuriku Electric Power Co.	45,400	605,333
Kansai Electric Power Co., (The), Inc.*	198,500	1,781,314
Kyushu Electric Power Co., Inc.*	120,200	1,037,965
Osaka Gas Co. Ltd.	508,000	2,095,274
Shikoku Electric Power Co., Inc.*	47,800	614,158
Toho Gas Co. Ltd.	98,000	551,340
Tohoku Electric Power Co., Inc.	126,300	1,479,175
Tokyo Electric Power Co., Inc.*	397,300	1,557,648
Tokyo Gas Co. Ltd.	654,000	3,981,131

		18,086,752

TOTAL COMMON STOCKS
(Cost $754,534,810)		799,054,412

TOTAL INVESTMENTS - 99.5%
(Cost $754,534,810) (a)		$799,054,412
Other assets less liabilities - 0.5%		4,395,282

NET ASSETS - 100.0%		$803,449,694

As of February 28, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Barclays Bank PLC	3/4/2015	JPY	20,198,008,000	USD	171,997,186	$3,142,748
Barclays Bank PLC	3/4/2015	JPY	668,140,000	USD	5,689,130	103,510
Barclays Bank PLC	3/4/2015	JPY	221,148,000	USD	1,865,332	16,545
Barclays Bank PLC	3/4/2015	JPY	339,972,500	USD	2,851,310	9,155
Barclays Bank PLC	3/4/2015	JPY	349,132,000	USD	2,932,291	13,563
Canadian Imperial Bank of Commerce	3/4/2015	JPY	668,140,000	USD	5,689,058	103,437
Canadian Imperial Bank of Commerce	3/4/2015	JPY	221,148,000	USD	1,865,323	16,535
Canadian Imperial Bank of Commerce	3/4/2015	JPY	339,972,500	USD	2,851,042	8,887
Canadian Imperial Bank of Commerce	3/4/2015	JPY	349,132,000	USD	2,931,985	13,257
Canadian Imperial Bank of Commerce	3/4/2015	JPY	236,086,000	USD	1,975,863	2,195
JP Morgan & Chase Co.	3/4/2015	JPY	20,198,008,000	USD	171,993,818	3,139,380
JP Morgan & Chase Co.	3/4/2015	JPY	674,868,500	USD	5,682,376	40,506
JP Morgan & Chase Co.	3/4/2015	JPY	345,091,500	USD	2,908,880	23,931
State Street Bank & Trust Co.	3/4/2015	JPY	20,198,008,000	USD	171,999,969	3,145,529
State Street Bank & Trust Co.	3/4/2015	JPY	674,868,500	USD	5,682,505	40,635
State Street Bank & Trust Co.	3/4/2015	JPY	345,091,500	USD	2,908,679	23,730
The Bank of New York Mellon	3/4/2015	JPY	117,531,000	USD	1,000,000	17,446
The Bank of Nova Scotia	3/4/2015	JPY	20,198,008,000	USD	171,993,086	3,138,648
Barclays Bank PLC	3/4/2015	USD	185,335,249	JPY	22,154,975,699	(120,647)
Canadian Imperial Bank of Commerce	3/4/2015	USD	15,313,271	JPY	1,830,624,939	(9,329)
JP Morgan & Chase Co.	3/4/2015	USD	673,297	JPY	80,000,000	(4,501)
JP Morgan & Chase Co.	3/4/2015	USD	179,911,777	JPY	21,507,553,355	(109,599)
State Street Bank & Trust Co.	3/4/2015	USD	180,591,153	JPY	21,588,498,545	(112,277)
The Bank of New York Mellon	3/4/2015	USD	1,000,000	JPY	119,543,400	(623)
The Bank of Nova Scotia	3/4/2015	USD	171,993,086	JPY	20,560,913,411	(104,775)
Barclays Bank PLC	4/6/2015	JPY	22,144,930,528	USD	185,335,249	115,250
Canadian Imperial Bank of Commerce	4/6/2015	JPY	1,829,782,709	USD	15,313,271	8,985
JP Morgan & Chase Co.	4/6/2015	JPY	6,133,975,000	USD	51,332,268	27,756
JP Morgan & Chase Co.	4/6/2015	JPY	21,498,647,722	USD	179,911,777	97,281
JP Morgan & Chase Co.	4/6/2015	JPY	965,101,500	USD	8,072,029	(71)
State Street Bank & Trust Co.	4/6/2015	JPY	21,578,313,204	USD	180,591,153	110,336
State Street Bank & Trust Co.	4/6/2015	JPY	965,101,500	USD	8,070,558	(1,543)
The Bank of New York Mellon	4/6/2015	JPY	119,495,000	USD	1,000,000	545
The Bank of Nova Scotia	4/6/2015	JPY	20,551,109,805	USD	171,993,086	103,788
JP Morgan & Chase Co.	4/6/2015	USD	1,182,048	JPY	141,499,000	1,448

Total net unrealized appreciation						$13,001,661

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2015.

Currency Abbreviations

JPY - Japanese Yen

USD - U.S. Dollar

As of February 28, 2015, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation(1)
TOPIX Index Futures	17	$2,167,900	3/12/2015	$106,432

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2015.
*	Non-income producing security.
(a)	At February 28, 2015, the aggregate cost of investments for Federal income tax purposes was $758,449,348. The net unrealized appreciation was $40,605,064 which consisted of aggregate gross unrealized appreciation of $65,579,917 and aggregate gross unrealized depreciation of $24,974,853.

REIT - Real Estate Investment Trust.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI Mexico Hedged Equity ETF

February 28, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 100.2%
Basic Materials - 8.9%
Bio Pappel SAB de CV*	9,200	$15,735
Grupo Mexico SAB de CV, Series B	71,333	216,090
Grupo Simec SAB de CV, Series B*	6,900	20,699
Industrias Penoles SAB de CV	4,019	85,541
Mexichem SAB de CV	27,692	80,845
Minera Frisco SAB de CV, Class A1*	25,989	34,646

		453,556

Communications - 23.6%
America Movil SAB de CV, Series L	747,609	801,323
Axtel SAB de CV*	59,400	17,548
Grupo Televisa SAB, Series CPO*	52,193	355,273
TV Azteca SAB de CV*	56,800	24,238

		1,198,382

Consumer, Cyclical - 11.1%
Alsea SAB de CV*	16,700	51,294
Consorcio ARA SAB de CV*	45,600	21,597
Controladora Comercial Mexicana SAB de CV	14,911	47,907
Controladora Vuela Cia de Aviacion SAB de CV, Class A*	23,200	23,313
El Puerto de Liverpool SAB de CV, Series C1*	5,797	65,591
Grupo Aeromexico SAB de CV*	18,200	30,712
Grupo Comercial Chedraui SA de CV*	12,526	41,084
Grupo Famsa SAB de CV, Class A*	22,500	18,419
Hoteles City Express SAB de CV*	14,100	22,755
Wal-Mart de Mexico SAB de CV, Series V	97,484	238,951

		561,623

Consumer, Non-cyclical - 18.7%
Arca Continental SAB de CV*	11,894	75,519
Coca-Cola Femsa SAB de CV, Series L	1,686	14,579
Fomento Economico Mexicano SAB de CV*	39,476	377,452
Genomma Lab Internacional SAB de CV, Class B*	28,142	30,767
Gruma SAB de CV, Class B	5,356	65,707
Grupo Bimbo SAB de CV, Series A*	44,933	127,086
Grupo Herdez SAB de CV*	10,500	26,314
Grupo Lala SAB de CV	21,414	42,778
Industrias Bachoco SAB de CV, Series B*	5,900	25,169
Kimberly-Clark de Mexico SAB de CV, Class A	43,802	89,350
OHL Mexico SAB de CV*	25,551	52,822
Organizacion Cultiba SAB de CV	15,600	21,695

		949,238

Diversified - 5.2%
Alfa SAB de CV, Class A*	76,077	165,073
Grupo Carso SAB de CV, Series A1	16,992	76,813
Grupo Financiero Interacciones SA de CV, Class O	3,200	21,690

		263,576

Financial - 21.6%
Banregio Grupo Financiero SAB de CV*	6,800	36,169
Bolsa Mexicana de Valores SAB de CV	16,800	30,353
Concentradora Fibra Hotelera Mexicana SA de CV REIT	19,500	29,235
Corp. Inmobiliaria Vesta SAB de CV	19,300	37,120
Credito Real SAB de CV, SOFOM, ER	7,732	18,750
Fibra Shop Portafolios Inmobiliarios SAPI de CV REIT	17,100	21,605
Fibra Uno Administracion SA de CV REIT	60,982	171,293
Gentera SAB de CV*	32,837	63,045
Grupo Financiero Banorte SAB de CV, Class O	47,184	256,632
Grupo Financiero Inbursa SAB de CV, Class O	62,193	174,903
Grupo Financiero Santander Mexico SAB de CV, Class B	50,782	112,195
Mexico Real Estate Management SA de CV REIT*	27,400	47,210
PLA Administradora Industrial S de RL de CV REIT*	20,700	44,638
Prologis Property Mexico SA de CV REIT*	14,200	27,073
Qualitas Controladora SAB de CV*	11,300	22,907

		1,093,128

Industrial - 11.1%
Cemex SAB de CV*	226,885	230,267
Empresas ICA SAB de CV*	27,400	24,798
Grupo Aeroportuario del Centro Norte SAB de CV*	8,000	38,024
Grupo Aeroportuario del Pacifico SAB de CV, Class B	9,515	64,602
Grupo Aeroportuario del Sureste SAB de CV, Class B*	6,002	82,438
Industrias CH SAB de CV, Series B*	6,638	30,305
Promotora y Operadora de Infraestructura SAB de CV*	7,624	91,426

		561,860

TOTAL COMMON STOCKS
(Cost $5,393,063)		5,081,363

TOTAL INVESTMENTS - 100.2%
(Cost $5,393,063) (a)		$5,081,363
Liabilities in excess of other assets - (0.2%)		(11,773)

NET ASSETS - 100.0%		$5,069,590

As of February 28, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Barclays Bank PLC	3/4/2015	MXN	35,910,000	USD	2,393,553	$(11,314)
JP Morgan & Chase Co.	3/4/2015	MXN	35,910,000	USD	2,393,665	(11,202)
JP Morgan & Chase Co.	3/4/2015	MXN	92,117	USD	6,160	(9)
The Bank of New York Mellon	3/4/2015	MXN	532,000	USD	35,704	76
Barclays Bank PLC	3/4/2015	USD	2,393,553	MXN	35,790,250	3,295
JP Morgan & Chase Co.	3/4/2015	USD	10,073	MXN	150,000	(28)
JP Morgan & Chase Co.	3/4/2015	USD	2,383,592	MXN	35,641,729	3,310
The Bank of New York Mellon	3/4/2015	USD	1,362	MXN	20,000	(23)
The Bank of New York Mellon	3/4/2015	USD	25,891	MXN	385,000	(108)
The Bank of New York Mellon	3/4/2015	USD	2,058	MXN	30,700	(2)
The Bank of New York Mellon	3/4/2015	USD	12,554	MXN	188,000	37
Barclays Bank PLC	4/6/2015	MXN	35,874,240	USD	2,393,553	(2,990)
JP Morgan & Chase Co.	4/6/2015	MXN	35,723,606	USD	2,383,592	(2,888)
JP Morgan & Chase Co.	4/6/2015	USD	6,160	MXN	92,329	7
JP Morgan & Chase Co.	4/7/2015	MXN	94,000	USD	6,271	(9)
JP Morgan & Chase Co.	4/7/2015	MXN	4,522,000	USD	301,701	(368)

Total net unrealized depreciation						$(22,216)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2015.

Currency Abbreviations

MXN - Mexican Peso

USD - U.S. Dollar

*	Non-income producing security.
(a)	At February 28, 2015, the aggregate cost of investments for Federal income tax purposes was $5,400,352. The net unrealized depreciation was $318,989 which consisted of aggregate gross unrealized appreciation of $139,478 and aggregate gross unrealized depreciation of $458,467.

REIT - Real Estate Investment Trust.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI South Korea Hedged Equity ETF

February 28, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 96.6%
Basic Materials - 7.8%
Hanwha Chemical Corp.	13,677	$175,706
Hyundai Steel Co.	8,045	491,107
KCC Corp.	683	367,776
Korea Zinc Co. Ltd.	983	366,761
Kumho Petrochemical Co. Ltd.	1,816	142,626
LG Chem Ltd.	5,304	1,111,494
Lotte Chemical Corp.	1,855	321,969
OCI Co. Ltd.	2,135	190,634
POSCO	7,453	1,816,480

		4,984,553

Communications - 6.8%
Cheil Worldwide, Inc.*	10,295	196,042
Daum Kakao Corp.	2,984	361,870
KT Corp.*	8,065	224,854
LG Uplus Corp.	25,355	273,752
NAVER Corp.	3,194	1,923,588
NCSoft Corp.	1,853	301,363
Samsung SDI Co. Ltd.	6,311	784,886
SK Telecom Co. Ltd.	1,156	301,757

		4,368,112

Consumer, Cyclical - 17.6%
Cheil Industries, Inc.*	1,962	289,594
Daewoo International Corp.	5,684	150,186
E-Mart Co. Ltd.	2,413	471,585
Halla Visteon Climate Control Corp.	4,616	180,216
Hankook Tire Co. Ltd.	8,590	375,673
Hanssem Co. Ltd.	1,000	160,813
Hanwha Corp.	5,679	158,332
Hotel Shilla Co. Ltd.	3,935	354,941
Hyundai Department Store Co. Ltd.	1,857	226,721
Hyundai Development Co.-Engineering & Construction	6,872	313,061
Hyundai Mobis Co. Ltd.	7,763	1,764,720
Hyundai Motor Co.	17,544	2,565,543
Hyundai Wia Corp.	1,962	251,160
Kangwon Land, Inc.	13,688	424,028
Kia Motors Corp.	30,097	1,247,700
Korean Air Lines Co. Ltd.*	4,459	203,947
LG Corp.	10,927	633,190
Lotte Shopping Co. Ltd.	1,309	298,164
Paradise Co. Ltd.	6,155	118,608
Samsung C&T Corp.	14,346	792,098
Shinsegae Co. Ltd.	874	137,365
SK Networks Co. Ltd.	14,855	127,903

		11,245,548

Consumer, Non-cyclical - 7.3%
Amorepacific Corp.	371	965,063
AMOREPACIFIC Group	328	399,260
Celltrion, Inc.*	7,772	463,799
CJ CheilJedang Corp.	954	310,742
Hite Jinro Co. Ltd.	4,157	86,545
KT&G Corp.	12,587	917,462
LG Household & Health Care Ltd.	1,091	666,002
Lotte Confectionery Co. Ltd.	92	152,474
Orion Corp.	420	368,894
S-1 Corp.	2,404	175,227
Yuhan Corp.	979	152,530

		4,657,998

Diversified - 0.6%
CJ Corp.	1,747	276,164
LS Corp.	2,358	110,644

		386,808

Energy - 2.7%
GS Holdings	6,271	252,828
SK Holdings Co. Ltd.	3,003	508,913
SK Innovation Co. Ltd.*	6,945	654,920
S-Oil Corp.	5,506	325,078

		1,741,739

Financial - 14.1%
BS Financial Group, Inc.	23,581	320,128
Daewoo Securities Co. Ltd.	22,108	214,523
DGB Financial Group, Inc.	19,719	208,410
Dongbu Insurance Co. Ltd.	5,127	247,580
Hana Financial Group, Inc.	32,637	895,061
Hanwha Life Insurance Co. Ltd.	27,091	192,776
Hyundai Marine & Fire Insurance Co. Ltd.	7,704	191,275
Industrial Bank of Korea	28,828	354,588
KB Financial Group, Inc.	44,134	1,568,244
Korea Investment Holdings Co. Ltd.	4,801	238,836
Mirae Asset Securities Co. Ltd.	3,288	145,138
NH Investment & Securities Co. Ltd.	17,888	200,467
Samsung Card Co. Ltd.	4,316	147,465
Samsung Fire & Marine Insurance Co. Ltd.	3,805	884,037
Samsung Life Insurance Co. Ltd.	6,890	625,251
Samsung Securities Co. Ltd.	7,357	319,738
Shinhan Financial Group Co. Ltd.	48,659	1,937,405
Woori Bank	35,845	309,608

		9,000,530

Industrial - 10.4%
CJ Korea Express Co. Ltd.*	874	144,134
Coway Co. Ltd.	6,222	488,667
Daelim Industrial Co. Ltd.	3,387	199,970
Daewoo Engineering & Construction Co. Ltd.*	16,254	117,142
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	13,126	242,177
Doosan Corp.	1,081	117,698
Doosan Heavy Industries & Construction Co. Ltd.	7,573	200,443
Doosan Infracore Co. Ltd.*	17,379	204,263
GS Engineering & Construction Corp.*	6,435	177,651
Hyosung Corp.	2,840	189,411
Hyundai Engineering & Construction Co. Ltd.	8,613	387,665
Hyundai Glovis Co. Ltd.	1,883	409,180
Hyundai Heavy Industries Co. Ltd.*	4,827	527,757
Hyundai Merchant Marine Co. Ltd.*	11,467	94,448
Hyundai Mipo Dockyard Co. Ltd.*	1,620	113,506
KEPCO Plant Service & Engineering Co. Ltd.	2,562	215,222
Korea Aerospace Industries Ltd.	5,455	250,496
LG Display Co. Ltd.	26,743	828,447
LG Electronics, Inc.	12,228	688,525
LG Innotek Co. Ltd.	1,651	157,947
LS Industrial Systems Co. Ltd.	2,065	116,274
Samsung Electro-Mechanics Co. Ltd.	7,086	444,832
Samsung Heavy Industries Co. Ltd.	19,035	341,661

		6,657,516

Technology - 27.2%
Samsung Electronics Co. Ltd.	10,887	13,460,579
Samsung SDS Co. Ltd.	3,057	806,343
SK C&C Co. Ltd.	2,345	463,637
SK Hynix, Inc.	63,960	2,715,627

		17,446,186

Utilities - 2.1%
Korea Electric Power Corp.	29,421	1,198,231
Korea Gas Corp.	3,426	132,352

		1,330,583

TOTAL COMMON STOCKS
(Cost $61,908,554)		61,819,573

PREFERRED STOCKS - 2.4%
Basic Materials - 0.2%
LG Chem Ltd.	1,015	149,815

Consumer, Cyclical - 1.2%
Hyundai Motor Co.	2,835	282,841
Hyundai Motor Co. — 2nd Preferred	4,335	448,292

		731,133

Technology - 1.0%
Samsung Electronics Co. Ltd.	658	628,294

TOTAL PREFERRED STOCKS
(Cost $1,504,594)		1,509,242

RIGHTS - 0.0%
Consumer, Cyclical - 0.0%
Korean Air Lines Co. Ltd.*, expires 4/13/15
(Cost $0)	52	678

TOTAL INVESTMENTS - 99.0%
(Cost $63,413,148) (a)		$63,329,493
Other assets less liabilities - 1.0%		657,953

NET ASSETS - 100.0%		$63,987,446

As of February 28, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Barclays Bank PLC	3/4/2015	KRW	2,582,732,000	USD	2,333,302	$(19,463)
Barclays Bank PLC	3/4/2015	KRW	18,702,892,500	USD	16,976,393	(61,194)
JP Morgan & Chase Co.	3/4/2015	KRW	2,582,732,000	USD	2,333,935	(18,831)
JP Morgan & Chase Co.	3/4/2015	KRW	16,326,000	USD	15,000	128
JP Morgan & Chase Co.	3/4/2015	KRW	13,441,243,000	USD	12,146,982	(97,453)
JP Morgan & Chase Co.	3/4/2015	KRW	18,702,892,500	USD	16,971,002	(66,585)
State Street Bank & Trust Co.	3/4/2015	KRW	13,441,243,000	USD	12,148,080	(96,355)
Barclays Bank PLC	3/4/2015	USD	19,332,992	KRW	21,285,624,500	57,360
JP Morgan & Chase Co.	3/4/2015	USD	31,584,721	KRW	34,743,193,500	64,938
State Street Bank & Trust Co.	3/4/2015	USD	12,210,432	KRW	13,441,243,000	34,003
Barclays Bank PLC	4/6/2015	KRW	21,285,624,500	USD	19,304,763	(58,067)
JP Morgan & Chase Co.	4/6/2015	KRW	939,033,000	USD	852,388	(1,820)
JP Morgan & Chase Co.	4/6/2015	KRW	34,743,193,500	USD	31,537,415	(67,321)
State Street Bank & Trust Co.	4/6/2015	KRW	13,441,243,000	USD	12,193,373	(33,682)
JP Morgan & Chase Co.	4/6/2015	USD	20,221	KRW	22,307,000	71

Total net unrealized depreciation						$(364,271)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2015.

Currency Abbreviations

KRW - South Korean Won

USD - U.S. Dollar

*	Non-income producing security.
(a)	At February 28, 2015, the aggregate cost of investments for Federal income tax purposes was $63,438,151. The net unrealized depreciation was $108,658 which consisted of aggregate gross unrealized appreciation of $551,941 and aggregate gross unrealized depreciation of $660,599.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF

February 28, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.8%
Basic Materials - 8.1%
Anglo American PLC	2,549	$47,617
Antofagasta PLC	748	8,858
BHP Billiton PLC (Australia)	3,895	97,205
Croda International PLC	257	10,828
Fresnillo PLC (Mexico)	419	5,311
Glencore PLC (Switzerland)*	20,072	93,042
Johnson Matthey PLC	343	18,052
Randgold Resources Ltd. (Channel Islands)	167	13,355
Rio Tinto PLC	2,406	118,567

		412,835

Communications - 9.4%
BT Group PLC	15,026	105,713
Inmarsat PLC	808	10,928
ITV PLC	7,713	26,828
Pearson PLC	1,627	35,668
Reed Elsevier PLC	2,241	38,680
Sky PLC	2,067	31,800
Vodafone Group PLC	49,190	170,414
WPP PLC	2,384	56,496

		476,527

Consumer, Cyclical - 6.9%
Burberry Group PLC	755	21,820
Carnival PLC	348	15,699
Compass Group PLC	3,033	53,942
Dixons Carphone PLC	1,855	12,618
easyJet PLC	301	8,049
GKN PLC	2,672	15,065
InterContinental Hotels Group PLC	384	15,710
Kingfisher PLC	4,795	27,050
Marks & Spencer Group PLC	3,311	25,789
Merlin Entertainments PLC, 144A	615	3,998

Next PLC	304	35,176
Persimmon PLC*	484	13,181
Sports Direct International PLC*	510	5,433
Travis Perkins PLC	468	14,566
TUI AG (Germany)	969	17,608
Whitbread PLC	366	29,693
William Hill PLC	1,660	9,680
Wolseley PLC (Switzerland)	449	27,527

		352,604

Consumer, Non-cyclical - 29.4%
Aggreko PLC	485	12,789
Ashtead Group PLC	869	15,965
Associated British Foods PLC	653	31,504
AstraZeneca PLC	2,343	161,673
Babcock International Group PLC	476	7,422
British American Tobacco PLC	3,458	201,908
Bunzl PLC	549	16,070
Capita PLC	1,117	20,487
Coca-Cola HBC AG CDI (Switzerland)*	380	6,817
Diageo PLC	4,664	139,366
Experian PLC (Ireland)	1,959	36,232
G4S PLC	2,943	13,540
GlaxoSmithKline PLC	9,019	214,639
Imperial Tobacco Group PLC	1,758	86,661
Intertek Group PLC	306	11,952
J Sainsbury PLC	2,359	9,903
Reckitt Benckiser Group PLC	1,199	108,473
SABMiller PLC	1,784	101,218
Shire PLC (Ireland)	1,084	88,279
Smith & Nephew PLC	1,778	32,555
Tate & Lyle PLC	886	8,146
Tesco PLC	14,688	55,647
Unilever PLC	2,370	104,865
WM Morrison Supermarkets PLC	3,987	12,046

		1,498,157

Energy - 14.6%
Amec Foster Wheeler PLC	735	9,991
BG Group PLC	6,285	92,956
BP PLC	33,846	234,121
Petrofac Ltd.	492	6,680

Royal Dutch Shell PLC, Class A (Netherlands)	7,255	237,230
Royal Dutch Shell PLC, Class B (Netherlands)	4,528	154,177
Tullow Oil PLC	1,727	10,326

		745,481

Financial - 22.7%
3i Group PLC	1,844	14,052
Aberdeen Asset Management PLC	1,745	12,624
Admiral Group PLC	367	8,357
Aviva PLC	5,276	43,904
Barclays PLC	30,434	120,706
British Land Co. PLC REIT	1,964	25,121
Direct Line Insurance Group PLC	2,845	14,380
Friends Life Group Ltd. (Channel Islands)	2,301	14,604
Hammerson PLC REIT	1,244	12,973
Hargreaves Lansdown PLC	449	7,833
HSBC Holdings PLC	35,611	317,389
ICAP PLC	1,045	8,647
Intu Properties PLC REIT	1,742	9,507
Investec PLC (South Africa)	1,047	9,343
Land Securities Group PLC REIT	1,447	28,059
Legal & General Group PLC	10,644	45,930
Lloyds Banking Group PLC*	107,951	131,662
London Stock Exchange Group PLC	363	13,898
Old Mutual PLC	9,762	33,925
Prudential PLC	4,853	122,087
Royal Bank of Scotland Group PLC*	5,042	28,583
RSA Insurance Group PLC*	1,924	12,740
Schroders PLC	236	11,204
Segro PLC REIT	1,408	9,358
Standard Chartered PLC	4,495	68,772
Standard Life PLC	4,768	31,344

		1,157,002

Industrial - 3.6%
BAE Systems PLC	5,666	46,536
Cobham PLC	2,160	11,381
IMI PLC	514	10,959
Meggitt PLC	1,528	12,857
Melrose Industries PLC	1,887	8,737
Rexam PLC	1,335	11,459
Rolls-Royce Holdings PLC*	3,401	49,829

Royal Mail PLC	1,233	8,003
Smiths Group PLC	748	13,338
Weir Group PLC (The)	404	10,628

		183,727

Technology - 1.1%
ARM Holdings PLC	2,515	45,002
Sage Group PLC (The)	1,723	12,888

		57,890

Utilities - 4.0%
Centrica PLC	8,862	33,424
National Grid PLC	6,951	95,144
Severn Trent PLC	454	14,236
SSE PLC	1,754	42,596
United Utilities Group PLC	1,125	16,430

		201,830

TOTAL COMMON STOCKS
(Cost $5,113,828)		5,086,053

TOTAL INVESTMENTS - 99.8%
(Cost $5,113,828) (a)		$5,086,053
Other assets less liabilities - 0.2%		11,171

NET ASSETS - 100.0%		$5,097,224

As of February 28, 2015, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Barclays Bank PLC	3/3/2015	GBP	1,649,000	USD	2,476,163	$(69,592)
JP Morgan & Chase Co.	3/3/2015	GBP	1,649,000	USD	2,476,143	(69,612)
The Bank of New York Mellon	3/3/2015	GBP	3,015	USD	4,658	4
Barclays Bank PLC	3/3/2015	USD	2,476,163	GBP	1,602,280	(2,536)
JP Morgan & Chase Co.	3/3/2015	USD	2,476,143	GBP	1,602,267	(2,536)
The Bank of New York Mellon	3/3/2015	USD	4,658	GBP	3,000	(26)
JP Morgan & Chase Co.	4/2/2015	GBP	10,000	USD	15,434	(1)
JP Morgan & Chase Co.	4/2/2015	GBP	94,000	USD	145,234	148
Barclays Bank PLC	4/7/2015	GBP	1,602,663	USD	2,476,163	2,591
JP Morgan & Chase Co.	4/7/2015	GBP	1,602,675	USD	2,476,143	2,555
The Bank of New York Mellon	4/7/2015	USD	4,658	GBP	3,015	(4)

Total net unrealized depreciation						$(139,009)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2015.

Currency Abbreviations

GBP - Pound Sterling

USD - U.S. Dollar

*	Non-income producing security.

144A: Security exempt from registration under Rule 144A of the securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	At February 28, 2015, the aggregate cost of investments for Federal income tax purposes was $5,121,527. The unrealized depreciation was $35,474 which consisted of aggregate gross unrealized appreciation of $424,856 and aggregate gross unrealized depreciation of $460,330.

CDI - Chess Depositary Interest.

REIT - Real Estate Investment Trust.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF

February 28, 2015 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS - 98.4%
Arizona - 0.6%
Arizona Department of Transportation State Highway Fund, Fuel Sales Tax Revenue, Sub-Series A,
5.00%, 7/01/26	$100,000	$119,004

California - 11.0%
City of Los Angeles Department of Airports, Private Airport & Marina Revenue, Series A,
5.00%, 5/15/40	285,000	325,561
City of San Francisco Public Utilities Commission, Water Revenue,
5.00%, 11/01/35	100,000	114,352
M-S-R Energy Authority, Natural Gas Revenue,
Series B, 6.125%, 11/01/29	100,000	128,322
Series A, 6.50%, 11/01/39	500,000	690,955
San Diego County Regional Airport Authority, Private Airport & Marina Revenue, Series B,
AMT, 5.00%, 7/01/43	600,000	663,240
Southern California Public Power Authority, Natural Gas Revenue, Project No. 1, Series A,
5.00%, 11/01/33	300,000	355,383

		2,277,813

Colorado - 0.8%
City & County of Denver Airport System, Private Airport & Marina Revenue, Series B,
5.00%, 11/15/32	100,000	115,845
Regional Transportation District, Sales Tax Revenue, Fastracks Project, Series A,
5.00%, 11/01/26	50,000	60,224

		176,069

Florida - 4.4%
County of Miami-Dade Aviation, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 10/01/30	50,000	56,239
County of Miami-Dade Transit System, Sales Tax Revenue,
5.00%, 7/01/37	50,000	56,511
County of Miami-Dade Water & Sewer System, Water Revenue,
5.00%, 10/01/39 INS: AGM	500,000	572,370
Orlando-Orange County Expressway Authority, Highway Tolls Revenue,
5.00%, 7/01/35	200,000	227,270

		912,390

Georgia - 2.2%
County of DeKalb Water & Sewerage, Water Revenue, Series A,
5.25%, 10/01/41	110,000	126,988
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Revenue, 3rd Series,
5.00%, 7/01/39	300,000	340,278

		467,266

Illinois - 3.0%
City of Chicago Waterworks, Water Revenue,
5.00%, 11/01/42	575,000	630,171

Indiana - 3.8%
Indiana Finance Authority, Sewer Revenue, Series A,
5.00%, 10/01/41	700,000	778,750

Massachusetts - 12.4%
Massachusetts Bay Transportation Authority, Sales Tax Revenue, Series A,
5.00%, 7/01/25	750,000	945,322
Massachusetts School Building Authority, Sales Tax Revenue,
Series A, 5.00%, 8/15/25	750,000	906,068
Series A, 5.00%, 8/15/26	200,000	240,024
Series B, 5.00%, 8/15/28	400,000	472,508

		2,563,922

Nevada - 0.5%
County of Clark, Private Airport & Marina Revenue, Las Vegas-McCarran International Airport,
Series A, 5.125%, 7/01/34	100,000	113,123

New Jersey - 7.1%
New Jersey State Turnpike Authority, Highway Tolls Revenue,
Series B, 5.00%, 1/01/29	600,000	686,454
Series A, 5.00%, 1/01/43	700,000	777,504

		1,463,958

New York - 24.3%
Hudson Yards Infrastructure Corp., Miscellaneous Tax Revenue,
Series A, 5.25%, 2/15/47	200,000	222,846
Series A, 5.75%, 2/15/47	55,000	64,028
Metropolitan Transportation Authority, New York Transit Revenue,
Series A, 5.00%, 11/15/38	100,000	112,988
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series F-1,
5.00%, 5/01/39	350,000	399,620
New York City Water & Sewer System, Water Revenue,
Series GG, 5.00%, 6/15/43	100,000	112,161
Series FF, 5.00%, 6/15/45	300,000	336,450
Series BB, 5.00%, 6/15/47	450,000	506,988
New York Liberty Development Corp., Class 1,
5.00%, 9/15/40	530,000	606,675
New York State Thruway Authority,
5.00%, 1/01/31	1,000,000	1,163,330
Triborough Bridge & Tunnel Authority, New York Highway Tolls Revenue,
Series B, 5.00%, 11/15/25	200,000	242,524
Utility Debt Securitization Authority, New York Restructuring, Series TE,
5.00%, 12/15/41	1,100,000	1,280,092

		5,047,702

Pennsylvania - 9.9%
City of Philadelphia PA Water & Wastewater Revenue, Series A,
5.125%, 1/01/43	1,300,000	1,457,365
Pennsylvania Turnpike Commission, Highway Tolls Revenue, Series C,
5.00%, 12/01/44	520,000	588,130

		2,045,495

Texas - 13.4%
Dallas/Fort Worth International Airport, Private Airport & Marina Revenue,
Series E, AMT, 5.00%, 11/01/35	200,000	219,254
Series H, AMT, 5.00%, 11/01/37	300,000	328,821
Series C, 5.00%, 11/01/45	350,000	390,268
Texas Private Activity Bond Surface Transportation Corp., Highway Tolls Revenue, LBJ Infrastructure,
7.00%, 6/30/40	700,000	847,868
Texas Transportation Commission, Highway Tolls Revenue, Series A,
5.00%, 8/15/41	900,000	998,001

		2,784,212

Virginia - 2.8%
Virginia Small Business Financing Authority, Highway Tolls Revenue, Elizabeth River Crossings, AMT,
6.00%, 1/01/37	500,000	582,775

Washington - 2.2%
Port of Seattle, Private Airport & Marina Revenue, Series A,
5.00%, 8/01/31	400,000	459,504

TOTAL MUNICIPAL BONDS
(Cost $19,667,942)		20,422,154

TOTAL INVESTMENTS - 98.4%
(Cost $19,667,942) (a)		$20,422,154
Other assets less liabilities - 1.6%		331,581

NET ASSETS - 100.0%		$20,753,735

(a)	At February 28, 2015, the aggregate cost of investments for Federal income tax purposes was $19,667,942. The net unrealized appreciation was $754,212 which consisted of aggregate gross unrealized appreciation of $806,890 and aggregate gross unrealized depreciation of $52,678.

AGM - Assured Guaranty Municipal Corp.

AMT - Alternative Minimum Tax

INS - Insured

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Regulated Utilities ETF

February 28, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.7%
Electric Utilities - 43.6%
ALLETE, Inc.	632	$34,659
American Electric Power Co., Inc.	7,172	412,964
AusNet Services (Australia) (a)	50,149	57,408
Cleco Corp.	884	48,116
Duke Energy Corp.	5,451	428,176
Edison International	4,788	307,629
El Paso Electric Co.	598	22,616
Elia System Operator SA (Belgium)	886	40,090
Emera, Inc. (Canada)	2,080	68,169
Empire District Electric (The) Co.	643	16,300
Entergy Corp.	2,629	209,032
Eversource Energy	4,630	239,603
FirstEnergy Corp.	6,152	215,197
Fortis, Inc. (Canada)	3,152	99,797
Great Plains Energy, Inc.	2,255	60,006
IDACORP, Inc.	745	46,652
ITC Holdings Corp.	2,277	88,188
Pepco Holdings, Inc.	3,682	99,929
Pinnacle West Capital Corp.	1,616	103,553
PNM Resources, Inc.	1,166	33,289
Portland General Electric Co.	1,145	42,697
Red Electrica Corp. SA (Spain)	1,980	168,704
Southern (The) Co.	9,310	426,305
Spark Infrastructure Group (Australia) (a)	21,469	35,901
Terna Rete Elettrica Nazionale SpA (Italy)	29,415	132,654
UIL Holdings Corp.	828	41,855
Westar Energy, Inc.	1,898	73,737
Xcel Energy, Inc.	7,396	260,931

		3,814,157

Gas Utilities - 10.3%
AGL Resources, Inc.	1,749	85,893
APA Group (Australia) (a)	16,340	117,339
Atmos Energy Corp.	1,469	77,916
Enagas SA (Spain)	3,494	107,211
Northwest Natural Gas Co.	403	19,042
ONE Gas, Inc.	761	31,665
Piedmont Natural Gas Co., Inc.	1,147	42,783
Questar Corp.	2,565	59,970
Snam SpA (Italy)	49,487	250,420
South Jersey Industries, Inc.	491	27,830
Southwest Gas Corp.	689	39,452
WGL Holdings, Inc.	760	40,546

		900,067

Multi-Utilities - 35.4%
Alliant Energy Corp.	1,624	103,286
Avista Corp.	943	32,156
CenterPoint Energy, Inc.	6,290	130,769
CMS Energy Corp.	4,040	141,925
Consolidated Edison, Inc.	4,307	271,944
Dominion Resources, Inc.	5,925	427,133
DTE Energy Co.	2,590	212,458
DUET Group (Australia) (a)	21,869	43,405
Integrys Energy Group, Inc.	1,170	87,434
National Grid PLC (United Kingdom)	28,524	390,431
NiSource, Inc.	4,615	198,030
NorthWestern Corp.	580	31,430
PG&E Corp.	6,929	372,295
REN - Redes Energeticas Nacionais SGPS SA (Portugal)	7,815	23,962
SCANA Corp.	2,079	118,399
Sempra Energy	3,609	390,494
TECO Energy, Inc.	3,416	67,056
Vectren Corp.	1,208	53,937

		3,096,544

Oil, Gas & Consumable Fuels - 4.6%
Enbridge, Inc. (Canada)	8,660	402,170

Water Utilities - 5.8%
American States Water Co.	574	23,035
American Water Works Co., Inc.	2,622	141,798
Aqua America, Inc.	2,593	68,559
California Water Service Group	709	18,030
Severn Trent PLC (United Kingdom)	3,506	109,933
United Utilities Group PLC (United Kingdom)	9,979	145,742

		507,097

TOTAL COMMON STOCKS
(Cost $7,459,826)		8,720,035

TOTAL INVESTMENTS - 99.7%
(Cost $7,459,826) (b)		$8,720,035
Other assets less liabilities - 0.3%		29,970

NET ASSETS - 100.0%		$8,750,005

Country Breakdown as of 2/28/15

As a % of Total Investments
United States	74.8%
United Kingdom	7.4%
Canada	6.5%
Italy	4.4%
Spain	3.2%
Australia	2.9%
Belgium	0.5%
Portugal	0.3%

TOTAL INVESTMENTS	100.0%

Country Breakdown is subject to change.

(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	At February 28, 2015, the aggregate cost of investments for Federal income tax purposes was $7,461,849. The net unrealized appreciation was $1,258,186 which consisted of aggregate gross unrealized appreciation of $1,308,051 and aggregate gross unrealized depreciation of $49,865.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DBX ETF Trust

Schedule of Investments

Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF

February 28, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 98.2%
Financial - 95.7%
Banks - 70.4%
Banco Bradesco SA, 144A (Brazil)
5.90%, 1/16/21	$550,000	$587,471
Bank of America Corp.
5.42%, 3/15/17	100,000	107,199
6.11%, 1/29/37	300,000	367,149
7.75%, 5/14/38	100,000	145,305
Barclays Bank PLC (United Kingdom) 5.14%, 10/14/20	500,000	555,827
BB&T Corp. 5.20%, 12/23/15	500,000	517,440
BPCE SA, 144A (France) 5.15%, 7/21/24	500,000	536,150
Citigroup, Inc. 6.125%, 8/25/36	125,000	151,353
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands) 3.95%, 11/09/22	300,000	312,055
Credit Suisse AG, 144A (Switzerland) 6.50%, 8/08/23	350,000	397,395
Fifth Third Bancorp 8.25%, 3/01/38	150,000	227,243
Goldman Sachs Group, (The), Inc. 6.45%, 5/01/36	125,000	156,094
6.75%, 10/01/37	550,000	712,832
HSBC Holdings PLC (United Kingdom) 6.50%, 9/15/37	200,000	258,861
5.25%, 3/14/44	250,000	286,297
ING Bank NV, 144A (Netherlands) 5.80%, 9/25/23	350,000	402,472
JPMorgan Chase & Co. 3.375%, 5/01/23	225,000	224,886
Morgan Stanley 4.875%, 11/01/22	300,000	326,401
MTN, 4.10%, 5/22/23	125,000	129,256
Nordea Bank AB, 144A (Sweden) 4.875%, 5/13/21	400,000	439,119
Oversea-Chinese Banking Corp. Ltd., 144A (Singapore) 4.25%, 6/19/24	250,000	259,984
Santander UK PLC, 144A (United Kingdom) 5.00%, 11/07/23	400,000	434,194
Standard Chartered PLC, 144A (United Kingdom) 3.95%, 1/11/23	450,000	450,383

US Bank NA 4.80%, 4/15/15	550,000	552,423
Wells Fargo & Co. 5.375%, 11/02/43	200,000	237,698
5.606%, 1/15/44	300,000	367,377

		9,142,864

Diversified Financial Services - 7.2%
General Electric Capital Corp., Series A 7.125%, 12/29/49 (a)	250,000	295,313
Series G, MTN 6.375%, 11/15/67 (a)	150,000	163,530
HSBC Finance Corp. 6.676%, 1/15/21	400,000	478,871

		937,714

Insurance - 18.1%
Allstate (The) Corp. 5.75%, 8/15/53 (a)	400,000	433,150
Chubb (The) Corp. 6.375%, 3/29/67 (a)	400,000	429,500
MetLife, Inc. 6.40%, 12/15/36	300,000	352,500
Northwestern Mutual Life Insurance (The) Co., 144A 6.063%, 3/30/40	250,000	332,224
Prudential Financial, Inc. 5.625%, 6/15/43 (a)	425,000	451,563
Teachers Insurance & Annuity Association of America, 144A 6.85%, 12/16/39	250,000	350,286

		2,349,223

Utilities - 2.5%
Electric - 2.5%
Electricite de France SA, 144A (France) 5.25%, 1/29/49 (a)	300,000	318,750

TOTAL CORPORATE BONDS
(Cost $12,256,559)		12,748,551

TOTAL INVESTMENTS - 98.2%
(Cost $12,256,559) (b)		$12,748,551
Other assets less liabilities - 1.8%		239,159

NET ASSETS - 100.0%		$12,987,710

Country Breakdown as of 2/28/15

As a % of Total Investments
United States	59.0%
United Kingdom	15.6%
France	6.7%
Netherlands	5.6%
Brazil	4.6%
Sweden	3.4%
Switzerland	3.1%
Singapore	2.0%

TOTAL INVESTMENTS	100.0%

Country Breakdown is subject to change.

MTN - Medium Term Note.

(a)	Variable Rate Coupon. Stated interest rate was in effect at February 28, 2015.
(b)	At February 28, 2015, the aggregate cost of investments for Federal income tax purposes was $12,265,917. The unrealized appreciation was $482,634 which consisted of aggregate gross unrealized appreciation of $498,026 and aggregate gross unrealized depreciation of $15,392.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following tables summarizes the valuation of each Fund’s investments by the above fair value hierarchy level as of February 28, 2015.

	Level 1	Level 2	Level 3	Fair Value at 2/28/2015
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF
Investment in Securities
Common Stocks (e)	$1,032,705,972	$—	$17,747,496	$1,050,453,468

Total Investments	$1,032,705,972	$—	$17,747,496	$1,050,453,468

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at May 31, 2014	30,253
Purchases	11,969,137
Sales	(2,766,552)
Realized gain (loss)	(84,967)
Change in unrealized gain (loss)	6,274,684
Transfers into Level 3 (f)	2,324,941
Transfers out of Level 3	—
Balance at February 28, 2015	17,747,496
Change in unrealized gain (loss) related to Investments still held at February 28, 2015	6,274,595

Transfers between price levels are recognized at the beginning of the reporting period.

(f)	During the period ended February 28, 2015, the amount of transfers between Level 1 and Level 3 was $2,324,941. Investments were transferred from Level 1 to Level 3 as result of a halt in trading on a securities exchange. These halted securities are valued at the last traded price.

	Level 1	Level 2	Level 3	Fair Value at 2/28/2015
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF
Investment in Securities
Common Stocks (e)	$29,077,116	$—	$1,949,367	$31,026,483

Total Investments	$29,077,116	$—	$1,949,367	$31,026,483

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at May 31, 2014	—
Purchases	1,756,559
Sales	(474,305)
Realized gain (loss)	32,213
Change in unrealized gain (loss)	338,852
Transfers into Level 3 (f)	296,048
Transfers out of Level 3	—
Balance at February 28, 2015	1,949,367
Change in unrealized gain (loss) related to Investments still held at February 28, 2015	338,852

Transfers between price levels are recognized at the beginning of the reporting period.

(f)	During the period ended February 28, 2015, the amount of transfers between Level 1 and Level 3 was $296,048. Investments were transferred from Level 1 to Level 3 as result of a halt in trading on a securities exchange. These halted securities are valued at the last traded price.

	Level 1	Level 2	Level 3	Fair Value at 2/28/2015
Deutsche X-trackers MSCI All China Equity ETF
Investment in Securities
Common Stocks (e)	$3,642,590	$—	$15,302	$3,657,892
Exchange-Traded Funds	5,149,906	—	—	5,149,906

Total Investments	$8,792,496	$—	$15,302	$8,807,798

During the period ended February 28, 2015, the amount of transfers between Level 1 and Level 3 was $8,245. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Transfers between price levels are recognized at the beginning of the reporting period.

	Level 1	Level 2	Level 3	Fair Value at 2/28/2015
Deutsche X-trackers MSCI All World ex US Hedged Equity ETF
Investment in Securities
Common Stocks (e)	$25,581,018	$—	$1,727	$25,582,745
Preferred Stocks (e)	385,584	—	—	385,584
Rights (e)	78	199	—	277
Warrants	248	—	—	248
Other Financial Instruments
Unrealized Appreciation on Forward
Foreign Currency Contracts	—	291,345	—	291,345
Unrealized Depreciation on Forward
Foreign Currency Contracts	—	(208,961)	—	(208,961)

Total Investments	$25,966,928	$82,583	$1,727	$26,051,238

During the period ended February 28, 2015, the amount of transfers between Level 1 and Level 3 was $938. Investment was transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Transfers between price levels are recognized at the beginning of the reporting period.

	Level 1	Level 2	Level 3	Fair Value at 2/28/2015
Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF
Investment in Securities
Common Stocks (e)	$8,031,812	$—	$7,772	$8,039,584
Preferred Stocks	36,796	—	—	36,796
Rights	328	—	—	328
Warrants	622	—	—	622
Other Financial Instruments
Unrealized Appreciation on Forward
Foreign Currency Contracts	—	17,775	—	17,775
Unrealized Depreciation on Forward
Foreign Currency Contracts	—	(52,066)	—	(52,066)

Total Investments	$8,069,558	$(34,291)	$7,772	$8,043,039

During the period ended February 28, 2015, the amount of transfers between Level 1 and Level 3 was $4,223. Investment was transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Transfers between price levels are recognized at the beginning of the reporting period.

	Level 1	Level 2	Level 3	Fair Value at 2/28/2015
Deutsche X-trackers MSCI Brazil Hedged Equity ETF
Investment in Securities
Common Stocks (e)	$3,495,831	$—	$—	$3,495,831
Preferred Stocks (e)	2,375,983	—	—	2,375,983
Rights	478	—	—	478
Other Financial Instruments
Unrealized Appreciation on Forward
Foreign Currency Contracts	—	284,217	—	284,217
Unrealized Depreciation on Forward
Foreign Currency Contracts	—	(35,781)	—	(35,781)

Total Investments	$5,872,292	$248,436	$—	$6,120,728

There have been no transfers between fair value measurement levels during the period ended February 28, 2015.

	Level 1	Level 2	Level 3	Fair Value at 2/28/2015
Deutsche X-trackers MSCI EAFE Hedged Equity ETF
Investment in Securities
Common Stocks (e)	$4,715,522,163	$—	$0	$4,715,522,163
Preferred Stocks	27,499,026	—	—	27,499,026
Warrants	14,520	—	—	14,520
Other Financial Instruments
Unrealized Appreciation on Forward
Foreign Currency Contracts	—	55,364,111	—	55,364,111
Unrealized Depreciation on Forward
Foreign Currency Contracts	—	(31,893,508)	—	(31,893,508)
Futures Contracts	162,800	—	—	162,800

Total Investments	$4,743,198,509	$23,470,603	$—	$4,766,669,112

During the period ended February 28, 2015, the amount of transfers between Level 1 and Level 3 was $209,759. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Transfers between price levels are recognized at the beginning of the reporting period.

	Level 1	Level 2	Level 3	Fair Value at 2/28/2015
Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF
Investment in Securities
Common Stocks (e)	$124,344,112	$—	$29,378	$124,373,490
Preferred Stocks (e)	6,229,243	—	—	6,229,243
Rights (e)	3,572	594	—	4,166
Other Financial Instruments
Unrealized Appreciation on Forward
Foreign Currency Contracts	—	926,462	—	926,462
Unrealized Depreciation on Forward
Foreign Currency Contracts	—	(1,371,919)	—	(1,371,919)
Futures Contracts	16,940	—	—	16,940

Total Investments	$130,593,867	$(444,863)	$29,378	$130,178,382

During the period ended February 28, 2015, the amount of transfer between Level 1 and Level 3 was $29,378. Investment was transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Transfers between price levels are recognized at the beginning of the reporting period.

	Level 1	Level 2	Level 3	Fair Value at 2/28/2015
Deutsche X-trackers MSCI EMU Hedged Equity ETF
Investment in Securities
Common Stocks (e)	$5,615,207	$—	$—	$5,615,207
Preferred Stocks (e)	108,361	—	—	108,361
Rights	41	—	—	41
Other Financial Instruments
Unrealized Appreciation on Forward
Foreign Currency Contracts	—	58,183	—	58,183
Unrealized Depreciation on Forward
Foreign Currency Contracts	—	(12,200)	—	(12,200)

Total Investments	$5,723,609	$45,983	$—	$5,769,592

There have been no transfers between fair value measurement levels during the period ended February 28, 2015.

	Level 1	Level 2	Level 3	Fair Value at 2/28/2015
Deutsche X-trackers MSCI Europe Hedged Equity ETF
Investment in Securities
Common Stocks (e)	$1,463,929,752	$—	$0	$1,463,929,752
Preferred Stocks	14,344,549	—	—	14,344,549
Other Financial Instruments
Unrealized Appreciation on Forward
Foreign Currency Contracts	—	18,160,573	—	18,160,573
Unrealized Depreciation on Forward
Foreign Currency Contracts	—	(15,201,696)	—	(15,201,696)

Total Investments	$1,478,274,301	$2,958,877	$0	$1,481,233,178

During the period ended February 28, 2015, the amount of transfers between Level 1 and Level 3 was $74,039. Investment was transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Transfers between price levels are recognized at the beginning of the reporting period.

	Level 1	Level 2	Level 3	Fair Value at 2/28/2015
Deutsche X-trackers MSCI Germany Hedged Equity ETF
Investment in Securities
Common Stocks (e)	$91,811,663	$—	$—	$91,811,663
Preferred Stocks (e)	6,756,085	—	—	6,756,085
Other Financial Instruments
Unrealized Appreciation on Forward
Foreign Currency Contracts	—	1,245,186	—	1,245,186
Unrealized Depreciation on Forward
Foreign Currency Contracts	—	(222,345)	—	(222,345)
Futures Contracts	51,167	—	—	51,167

Total Investments	$98,618,915	$1,022,841	$—	$99,641,756

There have been no transfers between fair value measurement levels during the period ended February 28, 2015.

	Level 1	Level 2	Level 3	Fair Value at 2/28/2015
Deutsche X-trackers MSCI Japan Hedged Equity ETF
Investment in Securities
Common Stocks (e)	$799,054,412	$—	$—	$799,054,412
Other Financial Instruments
Unrealized Appreciation on Forward
Foreign Currency Contracts	—	13,465,026	—	13,465,026
Unrealized Depreciation on Forward
Foreign Currency Contracts	—	(463,365)	—	(463,365)
Futures Contracts	106,432	—	—	106,432

Total Investments	$799,160,844	$13,001,661	$—	$812,162,505

There have been no transfers between fair value measurement levels during the period ended February 28, 2015.

	Level 1	Level 2	Level 3	Fair Value at 2/28/2015
Deutsche X-trackers MSCI Mexico Hedged Equity ETF
Investment in Securities
Common Stocks (e)	$5,081,363	$—	$—	$5,081,363
Other Financial Instruments
Unrealized Appreciation on Forward
Foreign Currency Contracts	—	6,725	—	6,725
Unrealized Depreciation on Forward
Foreign Currency Contracts	—	(28,941)	—	(28,941)

Total Investments	$5,081,363	$(22,216)	$—	$5,059,147

There have been no transfers between fair value measurement levels during the period ended February 28, 2015.

	Level 1	Level 2	Level 3	Fair Value at 2/28/2015
Deutsche X-trackers MSCI South Korea Hedged Equity ETF
Investment in Securities
Common Stocks (e)	$61,819,573	$—	$—	$61,819,573
Preferred Stocks (e)	1,509,242	—	—	1,509,242
Rights	678	—	—	678
Other Financial Instruments
Unrealized Appreciation on Forward
Foreign Currency Contracts	—	156,500	—	156,500
Unrealized Depreciation on Forward
Foreign Currency Contracts	—	(520,771)	—	(520,771)

Total Investments	$63,329,493	$(364,271)	$—	$62,965,222

There have been no transfers between fair value measurement levels during the period ended February 28, 2015.

	Level 1	Level 2	Level 3	Fair Value at 2/28/2015
Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF
Investment in Securities
Common Stocks (e)	$5,086,053	$—	$—	$5,086,053
Other Financial Instruments
Unrealized Appreciation on Forward
Foreign Currency Contracts	—	5,298	—	5,298
Unrealized Depreciation on Forward
Foreign Currency Contracts	—	(144,307)	—	(144,307)

Total Investments	$5,086,053	$(139,009)	$—	$4,947,044

There have been no transfers between fair value measurement levels during the period ended February 28, 2015.

	Level 1	Level 2	Level 3	Fair Value at 2/28/2015
Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF
Investment in Securities
Municipal Bonds (e)	$—	$20,422,154	$—	$20,422,154

Total Investments	$—	$20,422,154	$—	$20,422,154

There have been no transfers between fair value measurement levels during the period ended February 28, 2015.
Deutsche X-trackers Regulated Utilities ETF
Investment in Securities
Common Stocks (e)	$8,720,035	$—	$—	$8,720,035

Total Investments	$8,720,035	$—	$—	$8,720,035

There have been no transfers between fair value measurement levels during the period ended February 28, 2015.
Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF
Investment in Securities
Corporate Bonds (e)	$—	$12,748,551	$—	$12,748,551

Total Investments	$—	$12,748,551	$—	$12,748,551

There have been no transfers between fair value measurement levels during the period ended February 28, 2015.

(e)	See Schedule of Investments for additional detailed categorizations.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust

By (Signature and Title)*	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date	04/22/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date	04/22/15

By (Signature and Title)*	/s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date	04/22/15

* Print the name and title of each signing officer under his or her signature.